As filed with the Securities and Exchange Commission on or about November 28, 2023

Registration Statement File No. 333-255824
Registration Statement File No. 811-08619

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 3

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 233

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111-0001
(Address of Depositor’s Principal Executive Offices)

(413) 788-8411
(Depositor’s Telephone Number, including Area Code)

John E. Deitelbaum
Head of MMUS Law
Massachusetts Mutual Life Insurance Company
1295 State Street
Springfield, Massachusetts 01111-0001
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on __________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in MassMutual EnvisionSM, an Individual Flexible Premium Deferred Variable Annuity Contract.

FOR CONTRACTS ISSUED IN NEW YORK ONLY
Rate Sheet Prospectus Supplement dated December 11, 2023 to the Prospectus dated November 28, 2023 and the Initial Summary Prospectus dated November 28, 2023 for
MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4
This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated November 28, 2023 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.
We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)
The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after December 11, 2023 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.
This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.
If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.
Rate Sheet Eligibility Conditions
Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.
In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after December 11, 2023 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.
Application Information Submitted with a Purchase Payment
In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.
If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”
If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

1

Application Information Submitted without a Purchase Payment
If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.
If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”
If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.
If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.
The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.
Rate Sheet Comparison Process
Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates have increased in the subsequent Rate Sheet.
You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate based on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person (or the youngest Covered Person for a Joint Life Version). Once the contract is issued, the Withdrawal Rates applicable to your Contract below will not change for the life of your Contract.

2

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.05%	4.25%	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%
62 – 66	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%
67 – 71	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%
72 – 76	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
77 – 81	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%	8.05%	8.25%	8.45%	8.65%
82 – 86			8.45%	8.65%	8.85%	9.05%	9.25%	9.45%	9.65%	9.85%	10.05%
87 – 91								10.85%	11.05%	11.25%	11.45%
92+											12.85%
JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.50%	3.70%	3.90%	4.10%	4.30%	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%
62 – 66	4.15%	4.35%	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%
67 – 71	4.80%	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%
72 – 76	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
77 – 81	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%
82 – 86			7.90%	8.10%	8.30%	8.50%	8.70%	8.90%	9.10%	9.30%	9.50%
87 – 91								10.30%	10.50%	10.70%	10.90%
92+											12.30%

3

CURRENT RETIREPAY CHARGES
The current RetirePay Charges applicable to your Contract are as follows:

•    Single Life Highest Anniversary Value Step-up Charge
•    Joint Life Highest Anniversary Value Step-up Charge
•    Single Life Highest Quarterly Value Step-up Charge
•    Joint Life Highest Quarterly Value Step-up Charge
1.45% 1.45% 1.60% 1.60%
The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges at any time, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge can be found in the “RetirePay Charge” section of the current MassMutual Envision prospectus.
INVESTMENT ALLOCATION RESTRICTIONS
While RetirePay is in effect, your investment allocations are restricted.
You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.
MML Asset Allocation Sub-Accounts:
MML American Funds Core Allocation
MML Balanced Allocation
MML Blend
MML Conservative Allocation
MML Growth Allocation
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation
MML Moderate Allocation

4

Custom Allocation Program:
Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML Dynamic Bond MML Inflation-Protected and Income MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML U.S. Government Money Market
Allocation Category 2	40%	70%
Available sub-accounts:
MML  American Funds Growth
MML  Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Fundamental Value
MML Global
MML High Yield
MML Income & Growth
MML International Equity
MML Large Cap Growth
MML Mid Cap Growth
MML Mid Cap Value
MML Small Cap Equity
MML Small Cap Growth Equity
MML Strategic Emerging Markets

5

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%
Available sub-accounts:
Delaware Ivy VIP Asset Strategy
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
Janus Henderson Global Technology and Innovation
MML Equity
MML Equity Rotation
MML Small Company Value
MML Small/Mid Cap Value
MML Sustainable Equity
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed.
If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.
Please keep this Rate Sheet for future reference.

6

FOR CONTRACTS ISSUED IN ALL STATES EXCEPT NEW YORK

Rate Sheet Prospectus Supplement dated November 28, 2023 to the Prospectus dated November 28, 2023 and the Initial Summary Prospectus dated November 28, 2023 for

MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated November 28, 2023 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.

We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,
•	Lifetime Guarantee Rates,
•	RetirePay Charges, and
•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)

The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after November 28, 2023 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.

This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.

If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.

In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after November 28, 2023 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment

In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment

If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.

If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.

The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,
•	RetirePay Charges have increased, or
•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.

You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor
•	Contact us toll-free at (800) 272-2216
•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate and the Lifetime Guarantee Rate based on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person (or the youngest Covered Person for a Joint Life Version). The Withdrawal Rate applies when your Contract Value is greater than zero. The Lifetime Guarantee Rate applies when your Contract Value is zero. Once the contract is issued, the Withdrawal Rates and the Lifetime Guarantee Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

Full Contract Years from the RetirePay Issue Date

	0	1	2	3	4	5	6	7	8	9	10+
Age Range					Withdrawal Rates
59½ – 61	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%
62 – 66	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
67 – 71	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
72 – 76	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
77+	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%

JOINT LIFE WITHDRAWAL RATES:

Full Contract Years from the RetirePay Issue Date

	0	1	2	3	4	5	6	7	8	9	10+
Age Range					Withdrawal Rates
59½ – 61	3.95%	4.15%	4.35%	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%
62 – 66	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
67 – 71	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
72 – 76	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
77+	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%

SINGLE LIFE LIFETIME GUARANTEE RATES:

Full Contract Years from the RetirePay Issue Date

	0	1	2	3	4	5	6	7	8	9	10+
Age Range					Lifetime Guarantee Rates
59½ – 61	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%
62 – 66	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
67 – 71	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
72 – 76	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
77+	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%

JOINT LIFE LIFETIME GUARANTEE RATES:

Full Contract Years from the RetirePay Issue Date

	0	1	2	3	4	5	6	7	8	9	10+
Age Range					Lifetime Guarantee Rates
59½ – 61	3.95%	4.15%	4.35%	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%
62 – 66	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
67 – 71	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
72 – 76	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
77+	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%

CURRENT RETIREPAY CHARGES

The current RetirePay Charges applicable to your Contract are as follows:

•	Single Life Highest Anniversary Value Step-up Charge	1.45%
•	Joint Life Highest Anniversary Value Step-up Charge	1.45%
•	Single Life Highest Quarterly Value Step-up Charge	1.60%
•	Joint Life Highest Quarterly Value Step-up Charge	1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges at any time, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge can be found in the “RetirePay Charge” section of the current MassMutual Envision prospectus.

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation

MML Balanced Allocation

MML Blend

MML Conservative Allocation

MML Growth Allocation

MML iShares® 80/20 Allocation

MML iShares® 60/40 Allocation

MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts:
MML Dynamic Bond
MML Inflation-Protected and Income MML Managed Bond
MML Short-Duration Bond
MML Total Return Bond MML U.S. Government Money Market

Allocation Category 2	40%	70%
Available sub-accounts:

Cboe Vest US Large Cap 10% Buffer Strategies VI

MML American Funds Growth

MML Blue Chip Growth

MML Equity Income

MML Focused Equity

MML Foreign

MML Fundamental Equity

MML Fundamental Value

MML Global

MML High Yield

MML Income & Growth

MML International Equity

MML Large Cap Growth

MML Mid Cap Growth MML Mid Cap Value
MML Small Cap Equity MML Small Cap Growth Equity
MML Strategic Emerging Markets

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available sub-accounts:

Delaware Ivy VIP Asset Strategy

Fidelity® VIP Contrafund®

Fidelity® VIP Health Care

Fidelity® VIP Overseas

Fidelity® VIP Real Estate

Fidelity® VIP Strategic Income

Invesco V.I. Global Strategic Income

Invesco V.I. Discovery Mid Cap Growth

Invesco V.I. Global

Invesco Oppenheimer V.I. International Growth

Janus Henderson Global Technology and Innovation

MML Equity

MML Equity Rotation

MML Small Company Value

MML Small/Mid Cap Value

MML Sustainable Equity

PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.

MassMutual EnvisionSM Variable Annuity
Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4
This prospectus describes an individual variable deferred annuity contract with flexible premium payments (“Contract”) offered by Massachusetts Mutual Life Insurance Company (“MassMutual,” “Company,” “we,” “us,” or “our”). The Contract may not be available in all states. The Contract will be offered for sale in New York beginning on December 11, 2023. The Contract offers a choice of features and benefits. You, as the Owner of the Contract (“you,” “Owner”), determine which ones may be appropriate for you, based on your financial circumstances and objectives. The fees and charges that you pay are based on the features and benefits that you select.
You may accumulate value under your Contract by allocating your money to a Fixed Account For Dollar Cost Averaging (“DCA Fixed Account”) and/or one or more variable investment divisions (“Sub-Accounts”) of Massachusetts Mutual Variable Annuity Separate Account 4 (“Separate Account”). Each Sub-Account, in turn, invests in one of the investment entities (“Funds”) listed in “Appendix A – Funds Available Under the Contract.” The investment choices available to you are restricted if MassMutual RetirePaySM is in effect. See “Additional Benefits – MassMutual RetirePaySM”  for more information. You bear the entire investment risk for all amounts you allocate to a Sub-Account.
The Contract:

is not a bank or credit union deposit or obligation.
is not FDIC or NCUA insured.
is not insured by any federal government agency.
is not guaranteed by any bank or credit union.

may go down in value.
provides guarantees that are subject to our financial strength and claims-paying ability.
IF YOU ARE A NEW INVESTOR IN THE CONTRACT, YOU MAY CANCEL YOUR CONTRACT
WITHIN 10 DAYS OF RECEIVING IT WITHOUT PAYING FEES OR PENALTIES.
In some states this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. You should review the prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission staff and is available at www.investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offer to sell the Contract in any jurisdiction where it is illegal to offer the Contract nor is it an offer to sell the Contract to anyone to whom it is illegal to offer the Contract.
Please read this prospectus before investing. You should keep it for future reference. It contains important information about the MassMutual Envision  Variable Annuity.
Effective November 28, 2023

Glossary
Accumulation Phase. Your Contract’s Accumulation Phase begins on the date we issue your Contract and ends on the Annuity Date, the date you withdraw all of your Contract Value, or the date your Contract terminates.
Accumulation Unit. A unit of measure used to determine your value in a Sub-Account during the Accumulation Phase.
Age. The attained Age of any Owner or that of any Annuitant or Beneficiary, as applicable, at his or her last birthday, except with respect to fixed annuity payout rates. If the Contract is owned by a non-natural person (e.g., a corporation, trust or other entity), then Age shall mean the attained Age of any Annuitant at his/her last birthday, except with respect to fixed annuity payout rates. If you have elected RetirePay, this definition of Age also applies to the Covered Person. For the purpose of calculating Annuity Payments, Age will be determined based on each Annuitant’s nearest birthday on the Annuity Date. For example, Age 65 is considered the period of time between age 64 years, 6 months and one day, and age 65 years and 6 months.
Annual Lifetime Benefit Amount. The maximum amount that may be withdrawn in the current Contract Year without being considered an Excess Withdrawal while RetirePay is in effect.
Annuitant. The person(s) on whose life Annuity Payments are based, with the exception of the period certain Annuity Option. The term Annuitant shall also include the joint Annuitant, if any. The Annuitant has no rights to the Contract.
Annuity Date. The date Annuity Payments begin. The latest date that the Contract Value may be applied to provide Annuity Payments is set forth in “The Annuity Phase – Latest Permitted Annuity Date.”
Annuity Options. Options available for Annuity Payments.
Annuity Payments. A series of payments that will be made pursuant to the Annuity Option you elect.
Annuity Phase. The period which begins on the Annuity Date and ends with the last Annuity Payment.
Beneficiary. The person(s) or entity(ies) that you designated to receive the death benefit provided by the Contract.
Benefit Base. The amount we use to determine your Annual Lifetime Benefit Amount while RetirePay is in effect.
Business Day. Every day the New York Stock Exchange or its successors (“NYSE”) is open for trading. Our Business Day ends at the Close of Business.
Close of Business. The time on a Business Day when the NYSE ends regular trading, usually at 4:00 p.m. Eastern Time.
Company. Massachusetts Mutual Life Insurance Company, which may also be referred to in this prospectus as “we,” “us,” or “our.”
Contingent Deferred Sales Charge (CDSC). A charge that may be assessed against each Purchase Payment you withdraw from the Contract.
Contract. The MassMutual Envision  Variable Annuity; an individual variable deferred annuity contract with flexible premium payments.
Contract Anniversary. An anniversary of the Issue Date of the Contract.
Contract Schedule Date. The effective date of any schedule to the Contract. A Contract schedule bearing the latest Contract Schedule Date will supersede all previous Contract schedules.
Contract Value. The sum of your value in the Sub-Accounts and in the DCA Fixed Account  during the Accumulation Phase.
Contract Withdrawal Value. The Contract Value less any applicable Premium Taxes not previously deducted; less any applicable annual contract maintenance charge; less any applicable CDSC; less any Purchase Payments credited to the Contract that have not yet cleared the bank, until they clear the bank.
Contract Year. The first Contract Year is the annual period which begins on the Issue Date and ends on the last calendar day before the first Contract Anniversary. Subsequent Contract Years begin on subsequent Contract Anniversaries.
Covered Person. The person(s) whose life is used to determine the duration of the Annual Lifetime Benefit Amount provided under RetirePay.

Excess Withdrawal. Under the optional RetirePay feature, an Excess Withdrawal is:

(a)	prior to the Guaranteed Lifetime Withdrawal Date, any withdrawal, including the Free Withdrawal Amount, and

(b)	on or after the Guaranteed Lifetime Withdrawal Date, any portion of a withdrawal (including CDSCs applicable to the withdrawal) that causes the cumulative withdrawals to exceed the Annual Lifetime Benefit Amount in that Contract Year and any withdrawal that occurs after the cumulative withdrawals exceed the Annual Lifetime Benefit Amount in that Contract Year, unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company for the current calendar year based solely on the fair market value of the Contract as defined in IRC Section 401(a)(9) and no other withdrawals are taken within the Contract Year.

Fixed Account For Dollar Cost Averaging. An investment option within the General Account which may be selected during the Accumulation Phase and also is referred to as the “DCA Fixed Account.” The DCA Fixed Account is a fixed account from which assets are systematically transferred to any Sub-Account(s) you select.
Fixed Annuity Payments. Annuity Payments made during the Annuity Phase which we guarantee as to the dollar amount of each Annuity Payment.
Free Withdrawal Amount. An amount of your Purchase Payment(s) that you may withdraw that is not subject to the CDSC.
Fund. An investment entity into which the assets of a Sub-Account will be invested.
General Account. The Company’s General Investment Account, which supports the Company’s annuity and insurance obligations. The General Account’s assets include all of our assets, with the exception of the Separate Account and the Company’s other segregated asset accounts.
Good Order. An instruction or transaction request that we receive at our Service Center generally is considered in “Good Order” if:

(1) we receive it within the time limits, if any, prescribed in this prospectus for a particular request or transaction;

(2) it includes all information necessary for us to execute the request or transaction; and

(3) it is signed by you or persons authorized to provide instruction to engage in the request or transaction.

A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by our Service Center of the instructions related to the request or transaction in writing (or, when permitted, by telephone, fax or internet) along with all forms, information and supporting legal documentation we require to effect the request or transaction. This information generally includes to the extent applicable: the completed application or instruction form; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocation to and/or from the Sub-Accounts affected by the request or transaction; the signatures of all Owners; if necessary, Social Security Number or Tax Identification number; tax certification; and any other information or supporting documentation we may require including consents, certifications and guarantees. Instructions must be complete and sufficiently clear so that we do not need to exercise any discretion to follow such instructions. We will not accept instructions that require additional requirements or burdens not provided for within the Contract. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to affect the purchase. We may, in our sole discretion, determine whether any particular request or transaction is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time. If you have any questions you may contact our Service Center before submitting the form or request. See “Sending Requests in Good Order” for more information.
Guaranteed Lifetime Withdrawal Date. The date on which the Company guarantees the Withdrawal Rate under the benefit, and on which you may begin receiving payments of the Annual Lifetime Benefit Amount while RetirePay is in effect. This date must be selected by the Owner and cannot be prior to the youngest Covered Person attaining age 59½.
Issue Date. The date the Contract became effective, as shown in the Contract schedule.
Lifetime Guarantee Rate. A percentage we multiply by the Benefit Base to determine the Annual Lifetime Benefit Amount once the Contract enters the Settlement Phase while RetirePay is in effect. For Contracts issued in New York, the Withdrawal Rate applies prior to and during the Settlement Phase while RetirePay is in effect. For Contracts issued in New York, all references to “Lifetime Guarantee Rate” are replaced with “Withdrawal Rate.”
Non-Business Day. Any day when the NYSE is not open for trading.
Non-Qualified Contract. Your Contract is referred to as a Non-Qualified Contract if you purchase the Contract as an individual, and not under a qualified plan such as an Individual Retirement Annuity (IRA) or a Roth IRA.
Owner. The person(s) or entity (“you” and “your”) entitled to the ownership rights stated in the Contract. The term Owner also shall include the joint Owner, if any.

Premium Tax. A tax imposed on us by certain states and other jurisdictions when a Purchase Payment is made, when Annuity Payments begin, or when Contract Value is withdrawn.
Purchase Payment. Any amount paid to us by you or on your behalf with respect to the Contract during the Accumulation Phase. Purchase Payments may not be added after the Annuity Date. Restrictions will apply if RetirePay is in effect.
Qualified Contract. Your Contract is referred to as a Qualified Contract if it is purchased under a qualified retirement plan (qualified plan) such as an Individual Retirement Annuity (IRA) or a Roth IRA.
Rate Sheet Prospectus Supplement. A periodic supplement to the information contained in this prospectus which sets forth the Withdrawal Rates, Lifetime Guarantee Rates, current RetirePay Charges, and investment allocation restrictions under RetirePay. See “Benefits Available Under The Contract – MassMutual RetirePaySM” in this prospectus.
Required Minimum Distribution (RMD). A minimum amount the federal tax law requires to be withdrawn from certain Qualified Contracts each year. RMDs are generally required to begin by the required beginning date specified in IRC Section 401(a)(9).
RetirePay. An optional benefit for an additional charge. If you elect RetirePay, we will permit you to receive the Annual Lifetime Benefit Amount for the life of the Covered Person, even if your Contract Value is zero and subject to the terms and conditions described in the section of this prospectus concerning the benefit while RetirePay is in effect.
RetirePay Charge.  An amount that is deducted from your Contract Value equal to the current RetirePay Charge multiplied by the Benefit Base on such day (after taking into account any other transactions processed on such day) while RetirePay is in effect.
Separate Account. The account that holds the assets underlying the Contract that are not allocated to the DCA Fixed Account. The assets of the Separate Account are kept separate from the assets of the General Account and the Company’s other separate accounts.
Service Center. MassMutual, Document Management Services  –  Annuities W360, PO Box 9067, Springfield, MA 01102-9067, (800) 272-2216, (fax) (866) 329-4272, (email) ANNfax@MassMutual.com, www.MassMutual.com. (Overnight mail address:  MassMutual, Document Management Services –  Annuities W360, 1295 State Street, Springfield, MA 01111-0001.)
Settlement Phase. When the Contract Value is reduced to zero after the Guaranteed Lifetime Withdrawal Date due to a withdrawal that is not an Excess Withdrawal or due to the application of any charges against Contract Value while RetirePay is in effect.
Sub-Account(s). Separate Account assets are divided into Sub-Accounts, which are listed on the Contract schedule. The assets of each Sub-Account will be invested in the shares of a single Fund.
Withdrawal Rate. A percentage we multiply by the Benefit Base to determine the Annual Lifetime Benefit Amount prior to the Settlement Phase while RetirePay is in effect. For Contracts issued in New York, the Withdrawal Rate applies prior to and during the Settlement Phase while RetirePay is in effect.
Written Notice. A written or electronic communication or instruction we send to you. Any notice that we send to you will be sent to your last known address, unless you request otherwise via Written Request. You must promptly provide us with notice of any change of your address.
Written Request. A written communication or instruction you send to us in Good Order. We may consent to receiving requests electronically or by telephone at our Service Center.

Important Information You Should Consider About the MassMutual EnvisionSM Variable Annuity Contract

	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
If you withdraw money from your Contract within seven years following your last Purchase Payment, you may be assessed a Contingent Deferred Sales Charge (“CDSC”) of up to 7% of the value of the Purchase Payment withdrawn (less a 10% Free Withdrawal Amount), declining to 0% after the seventh year.
For example, if you purchased the Contract and withdrew the $100,000 initial Purchase Payment during the first two years after that Purchase Payment, you could be assessed a charge of up to $6,300 on the Purchase Payment withdrawn.
Charges and Deductions – Contingent Deferred Sales Charge (CDSC)
Transaction Charges	Currently, we do not assess any transaction charges.	Charges and Deductions

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	1.31%(1)	1.31%(1)
	Investment options (Fund fees and expenses)	0.54%(2)	1.93%(2)
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	—(3)	—(4)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract,  which could result in the assessment of  CDSCs that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:(5)
	$1,629	$3,668

Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive combination of Contract Share Classes and Fund fees and expenses
  No optional benefits
  No CDSC
  No additional Purchase Payments, transfers, or withdrawals

Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of Contract Share Classes, optional benefits and Fund fees and expenses
  No CDSC
  No additional Purchase Payments, transfers, or withdrawals

(1)	Represents the mortality and expense risk charge and administrative charge (charged as a percentage of average account value in the Separate Account on an annualized basis) and the annual contract maintenance charge (a fixed dollar amount that may be waived for certain Contract Value amounts) collected during the Contract Year that are attributable to the Contract divided by the total average net assets that are attributable to the Contract.
(2)	As a percentage of Fund assets.
(3)	This charge is the lowest current charge for the optional benefit available with this contract. It is the current charge for RetirePay. See the applicable Rate Sheet Prospectus Supplement for the current charges for RetirePay.
(4)	This charge is the highest current charge for the optional benefit available with this contract. It is the current charge for RetirePay. See the applicable Rate Sheet Prospectus Supplement for the current charges for RetirePay.
(5)	The calculation of the highest annual cost assumes election of the RetirePay feature.

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
  The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
  CDSCs apply for up to seven years following your last Purchase Payment.
  CDSCs will reduce the value of your Contract if you withdraw money during the CDSC period. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
  An investment in the Contract is subject to the risk of poor investment performance of the Funds you choose and can vary depending upon the performance of the Funds available under the Contract.
  Each Fund has its own unique risks.
  You should review the prospectuses for the available Funds before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
  Any obligations (including under any fixed account investment option), guarantees, and benefits of the Contract are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available at www.MassMutual.com/ratings.
Principal Risks of Investing in the Contract

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments	MassMutual reserves the right to remove or substitute Funds as investment options available under the Contract. We reserve the right to limit transfers if frequent or large transfers occur.
General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Choices – The Funds
Transfers and Transfer Programs – Limits on Frequent Trading and Market Timing Activity

Optional Benefits
  Your Contract will be subject to investment allocation restrictions while RetirePay is in effect. This means you will be limited in your choice of Sub-Account investments, and may be limited in how much you can invest in certain Sub-Accounts. We impose these allocation restrictions to reduce the risk of investment losses that may require us to use our General Account assets to honor the guarantee under RetirePay.
  Withdrawals that are prior to the Guaranteed Lifetime Withdrawal Date are Excess Withdrawals. On or after the Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the Annual Lifetime Benefit Amount in that Contract Year will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company and no other withdrawals are taken within the Contract Year. Any withdrawal that occurs after the cumulative withdrawals exceed the Annual Lifetime Benefit Amount in that Contract Year will also be an Excess Withdrawal. Excess Withdrawals can result in a significant reduction of your Benefit Base, depending upon the amount of the withdrawal.
  You may not make additional Purchase Payments that total more than $10,000 in a Contract Year after the first Contract Year while RetirePay is in effect. You may not make additional Purchase Payments on or after the Guaranteed Lifetime Withdrawal Date while RetirePay is in effect.
Benefits Under The Contract – MassMutual RetirePaySM

	TAXES	LOCATION IN PROSPECTUS
Tax Implications
  You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
  If you purchase the Contract through a qualified retirement plan or individual retirement annuity (IRA), you do not receive any additional tax benefit.
  Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay an additional income tax if you take a withdrawal before age 59½. Earnings for this purpose consist of Contract Value in excess of your after-tax investment in the Contract.
Taxes

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
  Your registered representative may receive compensation for selling the Contract to you in the form of commissions. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (contract retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the Contract may help these registered representatives and their supervisors qualify for such benefits.
  This conflict of interest may influence your registered representative to offer or recommend the Contract over another investment.
Distribution
Exchanges
  In general you should be aware that some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. Thus, in general, you should only exchange your annuity contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity rather than continue to own the existing annuity.
Purchasing a Contract

Overview of the Contract

What is the Contract, and what is it designed to do? The MassMutual Envision  Variable Annuity is designed to enable you to accumulate assets through investments in one or more of the variable investment divisions (Sub-Accounts) of the Massachusetts Mutual Variable Annuity Separate Account 4 (Separate Account) and the DCA Fixed Account. The Contract can supplement your retirement income by providing a stream of income during the Annuity Phase. Before you begin receiving Annuity Payments, the Contract also provides a death benefit for your designated beneficiaries. The Contract may be appropriate if you have a long term investment horizon. It is not intended for people who need to take early withdrawals or who intend to engage in frequent trading among the Sub-Accounts of the Separate Account.

How do I accumulate assets in the Contract and receive income from the Contract? The Contract has two phases:
1) the Accumulation Phase and 2) the Annuity Phase.
Accumulation Phase
During the Accumulation Phase, subject to certain restrictions, including restrictions associated with RetirePay, you may apply Purchase Payments to the Contract and allocate the Purchase Payments:

∘	among the Sub-Accounts of the Separate Account, each of which invests in a mutual fund (Fund), with each Fund having its own investment strategy, investment adviser, expense ratio and returns, and

∘
the DCA Fixed Account for a scheduled term of six or twelve months. Assets allocated to the DCA Fixed Account are credited with a fixed rate of interest and are systematically transferred to Sub-Accounts that you select.

A list of the Funds in which you may invest is provided at the back of this prospectus. See “Appendix A – Funds Available Under the Contract.”
Annuity Phase
During the Annuity Phase, you may receive Annuity Payments under the Contract by applying your Contract Value to a payment option.

∘
Depending on the payment option you select, payments may continue for the life of one or two Annuitants or for a specified period between 10 and 30 years. The payments will remain the same throughout the Annuity Phase, unless you elect either of the Joint and 2/3 Survivor Annuity Options, which reduce payments on the death of the first Annuitant.

When you elect to receive Annuity Payments, the Contract Value is applied to an Annuity Option and you may no longer be able to withdraw money at will from the Contract. If you apply your Contract Value to an Annuity Option, the Accumulation Phase will end and the death benefit will terminate.
RetirePay will terminate if you apply your Contract Value to an Annuity Option other than one of the Annuity Options under RetirePay. Upon the death of the last surviving Annuitant on or after the Annuity Date, the death benefit, if any, is as specified in the Annuity Option elected. Upon the death of the last surviving Annuitant during the Annuity Phase, any remaining payment under the elected Annuity Option will be paid to the Beneficiary. See “The Annuity Phase.”

What are the primary features and options that the MassMutual Envision  Variable Annuity offers?

•
Accessing your money. During the Accumulation Phase, you may make a partial or full withdrawal of your Contract Value by submitting a partial withdrawal form or full withdrawal form acceptable to us in Good Order to our Service Center. You may also submit the requests by other means that we authorize, such as email, telephone or fax. Contact our Service Center for details.

All withdrawals are subject to the limitations described in the prospectus. Withdrawal rights during the Annuity Phase will depend on the Annuity Option selected.

•
Tax treatment. You may transfer Contract Value among Sub-Accounts without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are generally taxed only when (1) you make a partial or full withdrawal;
(2) you receive an Annuity Payment under the Contract; or (3) upon payment of the death benefit.

•
Death Benefit. Your Contract includes a death benefit that will pay your designated beneficiaries the greater of (1) the Contract Value when we receive due proof of death and election of a payment method; or (2) an amount based on your Purchase Payments adjusted for withdrawals.

•
RetirePay Guaranteed Lifetime Withdrawal Benefit. For an additional charge, you may elect RetirePay, under which we guarantee that you may take a certain amount of withdrawals annually for life, so long as you adhere to the requirements of the benefit (e.g., allocating your Contract Value only to the Sub-Accounts that are prescribed for this benefit). For complete information on RetirePay, including charges and limitations, see “Benefits Under The Contract – MassMutual RetirePaySM.”

•	Additional Benefits and Services. We make certain additional services available under the Contract at no additional charge:

The Separate Account Dollar Cost Averaging Program allows you to transfer a set amount from a Sub-Account to any other Sub-Account on a regular schedule.  The Automatic Rebalancing Program automatically rebalances your Contract Value among your selected Sub-Accounts in order to restore your allocation to the original level. You may participate only in one Program at a time, and you may not participate in either Program if any Contract Value is allocated to the DCA Fixed Account.

The Systematic Withdrawal Program allows you to set up automatic periodic withdrawals from your Contract Value. We will take any withdrawal under this Program proportionally from your Contract Value in your selected investment choices.

The Terminal Illness Withdrawal Benefit allows you to withdraw all or a portion of your Contract Value without incurring a Contingent Deferred Sales Charge (CDSC) if we receive a Written Request in Good Order that certain conditions are met.

The Nursing Home and Hospital Withdrawal Benefit allows you to withdraw all or a portion of your Contract Value without incurring a CDSC if we receive a Written Request in Good Order that you (or the Annuitant, if the Owner of the Contract is not a natural person) have been admitted to a licensed nursing care facility or an accredited hospital and certain other conditions are satisfied. See “Additional Benefits” for a full explanation of the required conditions.

The Nursing Home and Hospital Withdrawal Benefit are not available in all states. See “Appendix G – State Variations of Certain Contract Features.”

The prospectus and Statement of Additional Information (SAI) describe all material terms and features of your Contract. Certain non-material provisions of your Contract may be different than the general description in the prospectus and the SAI, and certain riders may not be available because of legal requirements in your state. Any such state variations will be included in your Contract or in riders or endorsements attached to your Contract. See your Contract for specific variations. Also see “Appendix G – State Variations of Certain Contract Features.”

Additional Information about Fees
The following tables describe the fees and expenses you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State Premium Taxes may also be deducted.

Transaction Expenses	Maximum	Current
Contingent Deferred Sales Charge(1) (as a percentage of Purchase Payment withdrawn)	7%	7%
(1)	The CDSC percentage charge is based on the “age” of the Purchase Payment(s) being withdrawn (i.e., the number of full years from application of the Purchase Payment).
The CDSC percentages are 7% (for first three years), 6% (for 4th year), 5% (for 5th year), 4% (for 6th year), 3% (for 7th year), and 0% (for 8th year and later).
See “Charges and Deductions – Contingent Deferred Sales Charge” for more information.
The next table describes the fees and expenses you will pay each year during the time you own the Contract, not including underlying Fund fees and expenses. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses	Maximum	Current
Administrative Expenses	$40 per Contract Year(1)	$40 per Contract Year(1)
Base Contract Expenses (as a percentage of average account value)	1.30%(2)	1.30%(2)
(1)	This represents the annual contract maintenance charge. Currently, we waive this charge if, when we would make the deduction, your Contract Value is $100,000 or more. We assess the charge on each Contract Anniversary and when you make a full withdrawal. For Contracts issued in New York, the charge is deducted on a pro-rated basis for full withdrawals.
(2)	The Base Contract Expenses represent the sum of the mortality and expense risk charge and the administrative charge. The current and maximum mortality and expense risk charge is 1.15% annually and the current administrative charge is 0.15% annually. These charges are a percentage of average account value in the Separate Account on an annualized basis.

Optional Benefit Expenses	Maximum	Current
RetirePay (as a percentage of Benefit Base)

Single Life Highest Anniversary Value Step-up
Joint Life Highest Anniversary Value Step-up
Single Life Highest Quarterly Value Step-up
Joint Life Highest Quarterly Value Step-up
	2.50%(1) 2.50%(1) 2.50%(1) 2.50%(1)	For current RetirePay Charges, see the applicable Rate Sheet Prospectus Supplement that accompanies the prospectus or Appendix H depending upon your Issue Date.
(1)	We deduct the quarterly portion of this annualized charge from your Contract Value on a quarterly basis in arrears.

Annual Fund Operating Expenses
The next item shows the minimum and maximum operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A.

Charge	Minimum	Maximum
Range of annual Fund operating expenses (including management fees, distribution and/or service (12b-1) fees and other expenses).(1)	0.54%	1.93%
(1)	The Fund expenses used to prepare this item were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.
The information above describes the fees and expenses you pay related to the Contract. For information on compensation we may receive from the Funds and their advisers and sub-advisers, see “General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Choices – Compensation We Receive from Funds, Advisers and Sub-Advisers.” For information on compensation we pay to broker-dealers selling the Contract, see “Distribution.”
Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, annual Contract expenses, and Fund fees and expenses.
The first example assumes that you invest $100,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and RetirePay is in effect for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Maximum Expenses				Current Expenses
Years	1	3	5	10	1	3	5	10
If you withdraw all of your Contract Value at the end of each year shown
Maximum Fund operating expenses	$12,040	$23,393	$32,778	$55,526	$10,990	$20,414	$28,096	$47,560
Minimum Fund operating expenses	$10,650	$19,435	$26,535	$44,795	$9,600	$16,369	$21,571	$35,642
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum Fund operating expenses	$5,740	$17,093	$28,278	$55,526	$4,690	$14,114	$23,596	$47,560
Minimum Fund operating expenses	$4,350	$13,135	$22,035	$44,795	$3,300	$10,069	$17,071	$35,642
If you decide to begin the Annuity Phase at the end of each year shown
Maximum Fund operating expenses	N/A	N/A	$28,278	$55,526	N/A	N/A	$23,596	$47,560
Minimum Fund operating expenses	N/A	N/A	$22,035	$44,795	N/A	N/A	$17,071	$35,642

The next example assumes that you invest $100,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the least expensive combination of annual Fund expenses and assumes RetirePay is not in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Maximum Expenses				Current Expenses
Years	1	3	5	10	1	3	5	10
If you withdraw all of your Contract Value at the end of each year shown
Maximum Fund operating expenses	$9,540	$16,192	$21,280	$35,090	$9,540	$16,192	$21,280	$35,090
Minimum Fund operating expenses	$8,150	$12,027	$14,351	$21,355	$8,150	$12,027	$14,351	$21,355
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum Fund operating expenses	$3,240	$9,892	$16,780	$35,090	$3,240	$9,892	$16,780	$35,090
Minimum Fund operating expenses	$1,850	$5,727	$9,851	$21,355	$1,850	$5,727	$9,851	$21,355
If you decide to begin the Annuity Phase at the end of each year shown
Maximum Fund operating expenses	N/A	N/A	$16,780	$35,090	N/A	N/A	$16,780	$35,090
Minimum Fund operating expenses	N/A	N/A	$9,851	$21,355	N/A	N/A	$9,851	$21,355
The examples should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. The assumed 5% annual rate of return is purely hypothetical. Actual returns may be greater or less than the assumed hypothetical return.

Principal Risks of Investing in the Contract
There are risks associated with investing in the Contract.  You can lose money in a variable annuity, including potential loss of your original investment.  The value of your investment and any returns will depend on the performance of the Funds you select. Each Fund may have its own unique risks. You bear the risk of any decline in your Contract Value resulting from the poor performance of the Funds you have selected.
Variable annuities are not a short-term investment vehicle. The CDSC may apply for a number of years, so the Contract should only be purchased for the long-term. Under some circumstances, you may receive less than the sum of your Purchase Payments. In addition, full or partial withdrawals will be subject to income tax to the extent that they consist of earnings and a 10% additional income tax may apply to the taxable portion if taken before age 59½. Accordingly, you should carefully consider your income and liquidity needs before purchasing a Contract. Additional information about these risks appear in “Important Information You Should Consider About the MassMutual Envision  Variable Annuity Contract,”   “Withdrawals,” and “Taxes.”
Investment Risk. You bear the risk of any decline in the Contract Value caused by the performance of the Funds held by the Sub-Accounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each Fund. The investment risks are described in the prospectuses for the Funds.
Investment Restrictions – Opportunity Risks. RetirePay restricts your choice of available Funds. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under RetirePay from our own assets. These restrictions could result in an opportunity cost – in the form of Funds that you did not invest in that ultimately might generate superior investment performance. Thus, you should consider these restrictions when deciding whether to elect RetirePay.
Risk Associated With Election of RetirePay. RetirePay includes several requirements and limitations that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If you fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that you will pay fees for RetirePay without fully realizing the guarantees available under the benefit. For example, if your Contract terminates before the Settlement Phase, you will not have maximized the benefits provided under RetirePay.
Insurance Company Insolvency. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account. Similarly, our experiencing financial difficulty could interfere with our ability to fulfill our obligations under the DCA Fixed Account.
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59½ an additional 10% federal income tax may apply to the taxable portion. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Earnings for this purpose consist of Contract Value in excess of your after-tax investment in the Contract.
Cybersecurity and Certain Business Continuity Risks.  Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
For additional detail regarding cybersecurity and related risks, please see “Other Information – Computer System, Cybersecurity, and Service Disruption Risks” in this prospectus.
Defined Outcome Funds Risk. The Cboe Vest US Large Cap 10% Buffer Strategies VI Fund employs a strategy to provide buffer protection, which includes a capped upside return risk and outcome period risk. The buffer provides limited protection in the event of a market downturn. The fund is divided into twelve segments or tranches. Each tranche is invested in options that have expiration dates approximately one year from the date of purchase. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year (outcome period).

Each buffer strategy has been specifically designed to produce outcomes based upon the returns of a particular reference index (the “Index”) over the duration of the outcome period. Each buffer strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer and less Contract and fund fees and expenses. Matching the price return of the Index assumes that the strategy was entered into on the first day of an outcome period by entering into FLEX Options (customizable exchange-traded option contracts) and holding those FLEX Options until the end of the outcome period. At the end of each outcome period, the FLEX Options for that tranche are generally sold or expire, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that approximately every 30 days, one of the buffer strategies will undergo a “reset” of its cap and a refresh of its buffer.
At any given time, the fund will generally hold one buffer strategy with FLEX Options expiring within one month, a second buffer strategy with FLEX Options expiring within two months, a third buffer strategy with FLEX Options expiring within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the buffer strategies creates diversification of investment time-period and market level (meaning the level of the Index at any given time) compared to the risk of acquiring or disposing of any one buffer strategy at any one time.
Because the fund will increase its position in the buffer strategies in connection with inflows of assets into the fund and during any rebalance, the fund may enter the buffer strategies on days other than the first day of the outcome period. Likewise, the fund will exit some of its position in the buffer strategies in connection with outflows of assets from the fund and during any rebalance, and such disposals typically will not occur on the last day of an outcome period. As a result, the value of the fund’s investment in the buffer strategies may not be buffered against the specified level of decline in the value of the Index and may not participate in a gain in the value of the Index up to the specified level of the cap for the fund’s investment period. At times during the outcome period, the value of the securities in the fund could vary because of related factors other than the level of the Index. Those factors include, but are not limited to, interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index. As a result, the fund may experience investment returns that are very different from those that a single buffer strategy seeks to provide. The fund’s investment strategy is not designed to achieve a specific outcome over a specific holding period. If an investor is not invested from the beginning of an outcome period, the investor may not experience the full benefit of the buffer protection.
The buffer strategies could limit participation of the fund in rising equity markets relative to other funds that are not subject to one or more buffer strategies. There is no guarantee a fund will successfully buffer against reference asset price decreases. This may conflict with your investment objectives by limiting your ability to maximize growth of your Contract Value and the value of your guaranteed benefits. This fund has characteristics unlike many other traditional investment products and may not be suitable for all investors. The funds seek to provide a buffer against the first 10% of index price decreases over each outcome period, before Contract and fund fees and expenses. The fund, and therefore investors, will bear all Index losses exceeding 10%. There is no guarantee the fund will successfully buffer against Index price decreases. The Buffer is designed to have its full effect only for investors who hold fund shares for an entire outcome period.
For each outcome period, fund performance is subject to a capped upside return risk that represents the maximum percentage return the fund can achieve during the outcome period, before Contract and fund fees and expenses. The cap is set on the first day of an outcome period and may increase or decrease from one outcome period to the next. If the Index experiences returns over an outcome period in excess of the cap, the fund will not experience those excess gains. Specified outcomes of the fund may not be achieved, and you may lose some or all of your investment.
Defined Outcome Funds are not guarantees, and unlike such guarantees, are not backed by the General Account of MassMutual.
For more information on this fund and whether investment in this fund is right for you, please see the fund’s prospectus. This fund is not available for Contracts issued in New York.

General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Choices
The Company
MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico. Products and services are offered primarily through MassMutual’s distribution channels: MassMutual Financial Advisors, MassMutual  Strategic Distributors, Digital Distribution, Institutional Solutions and Worksite.
MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.
Financial Condition of the Company
We use General Account assets for many purposes, including to pay death benefits, Annuity Payments, withdrawals and transfers from Fixed Account investment choices and to pay amounts we provide to you through any elected additional feature that are in excess of your Contract Value allocated to the Separate Account. Any amounts that we may be obligated to pay under the Contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our General Account, but only to the extent they exceed our liabilities under the Contract and other contracts we issue that are funded by the Separate Account.
We issue other types of insurance policies and financial products as well, and we pay our obligations under those products from our assets in the General Account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our General Account to our insurance policies and financial products. We monitor our reserves so that we hold sufficient amounts to cover actual or expected Contract and claims payments. In addition, we hedge our investments in our General Account and may require that purchasers of certain of our variable insurance products allocate Purchase Payments and Contract Value according to specified investment requirements. Even with these safeguards in place, there are risks to purchasing any insurance product and there is no guarantee that we will always be able to meet our claims-paying obligations.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion if the insurer suffers a financial setback because of the inherent risks in the insurer’s operations. These risks include losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets – e.g., bonds, mortgages, general real estate investments, and stocks – as well as the loss in market value of these investments.
We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investment in that portfolio.
The MassMutual financial information in the SAI includes a more detailed discussion of the risks inherent in our General Account assets. We encourage both existing and prospective Owners to read and understand our financial statements.
The Separate Account
We established Massachusetts Mutual Variable Annuity Separate Account 4 (Separate Account) as a separate account under Massachusetts law on July 9, 1997. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.
The Separate Account holds the assets that underlie the Contracts (and certain other contracts that we issue), except any assets allocated to our General Account. We keep the Separate Account assets separate from the assets of our General Account and other separate accounts. The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a single Fund.
We own the assets of the Separate Account. We credit gains to, or charge losses against, the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities other than those arising from the Contracts (or other contracts that we issue and that are funded by the Separate Account). If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. The obligations of the Separate Account are not our generalized obligations and will be satisfied solely by the assets of the Separate Account. We are obligated to pay all amounts promised to investors under the Contract.

We reserve the right, subject to compliance with applicable federal securities laws and regulations and any other federal or state law, to make certain changes to the structure and operation of the Separate Account, including, among other things:

•	eliminate, combine or add Sub-Accounts;

•	combine the Separate Account or any Sub-Account(s) with one or more different separate account(s) or Sub-Account(s);

•	close existing Sub-Accounts to allocations of new Purchase Payments and Contract Value by current or new Owners;

•	transfer assets of the Separate Account or any Sub-Account that we may determine to be associated with the class of contracts in which the Contract belongs to another separate account or Sub-Account;

•	operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law;

•	add or remove Funds or Fund classes in which the Sub-Accounts invest; and

•	substitute a new Fund for a Fund in which a Sub-Account currently invests (new or substitute Funds may have different fees and expenses).

In the event we exercise these rights, we will provide Written Notice to the Owner(s).
Fixed Account For Dollar Cost Averaging (DCA Fixed Account)
We offer a Fixed Account For Dollar Cost Averaging (the DCA Fixed Account) as an investment choice under the Contract. Purchase Payments allocated to the DCA Fixed Account become part of our General Account which supports insurance and annuity obligations.
If you are participating in the DCA Fixed Account, the following other features are not available to you: the Automatic Rebalancing Program, Separate Account Dollar Cost Averaging Program, and RetirePay.
You may not participate in the DCA Fixed Account if RetirePay is in effect.
Description
The DCA Fixed Account is a fixed account from which assets are systematically transferred to any Sub-Account(s) you select. No transfers may be made to the DCA Fixed Account from any Sub-Account maintained under the Contract.
How to Participate in the DCA Fixed Account
You can elect the DCA Fixed Account at the time your Contract is issued or at a later date by submitting a Written Request and applying a Purchase Payment of at least $5,000 to a DCA Term. We reserve the right to reject subsequent Purchase Payments into the DCA Fixed Account to establish a DCA Fixed Account Term. In New York, we will only exercise this right if the yield on investments would not support the minimum guaranteed interest rate. If we exercise this right, we will do so in the same manner for all Owners of Contracts issued in New York, and we will provide Owners with thirty (30) calendar days prior Written Notice of any change in procedures related to the duration of the DCA Term, our refusal of Purchase Payments into the DCA Fixed Account or a decision to discontinue offering the DCA Fixed Account.
You cannot transfer current Contract Value into the DCA Fixed Account.
You may apply additional Purchase Payments to a current DCA Term. Such additional Purchase Payments will be added to the amount in the current DCA Fixed Account term for the remaining period of the current DCA Fixed Account term. No transfers may be made to the DCA Fixed Account term from any Sub-Account maintained under the Contract. We reserve the right to reject subsequent Purchase Payments into a current DCA Term.
DCA Term
You may elect a DCA Term for a period of either six or 12 months, beginning with the receipt of a new Purchase Payment allocated to the DCA Fixed Account and a Written Request to establish a DCA Term. Only one DCA Fixed Account term may be operative at a time. If you elect to make an allocation to a DCA Fixed Account, but your Annuity Date will occur prior to the end of that DCA term, your DCA Term will expire on your Annuity Date.

DCA Fixed Account Value
Unless specified otherwise, the DCA Fixed Account Value at any time is equal to:

(1) any Purchase Payments allocated to the DCA Fixed Account; plus

(2) Any interest credited to that portion of the Contract Value allocated to the DCA Fixed Account; less

(3) Any Contract Value transferred from the DCA Fixed Account; less

(4) Any prior withdrawals of Contract Value from the DCA Fixed Account and any applicable charges; less

(5) Applicable charges, fees, or taxes.

With regard to credited interest that is part of the DCA Fixed Account Value, we periodically determine the interest rate at our sole discretion, but guarantee that the rate will not be less than the applicable state nonforfeiture interest rate. Interest will be credited daily on the remaining DCA Fixed Account Value. The interest rate credited to each Purchase Payment applied to the DCA Fixed Account will not change for the duration of the DCA Fixed Account Term, except to account for any applicable increase to the applicable state nonforfeiture interest rate. We may apply different interest rates to different portions of the DCA Fixed Account Value, based upon the date on which a Purchase Payment is applied to the DCA Fixed Account.
A DCA Term will terminate:

•	at the scheduled end of the DCA Term;

•	if you withdraw the total Contract Value;

•	upon our receipt of due proof of the Owner’s death and election of the payment method by any Beneficiary;

•	if you apply your entire Contract Value to an Annuity Option; or

•	if we receive a Written Request from you to terminate the DCA Fixed Account at our Service Center prior to the next transfer date.

If the DCA Term terminates due to the Owner’s death or upon Written Request, the remaining value in the DCA Fixed Account will be allocated in accordance with your current allocation instructions, unless you indicate otherwise.
DCA Transfers
Except for the scheduled DCA Fixed Account transfers, no transfers may be made from the DCA Fixed Account before the expiration or termination of the DCA Fixed Account term. DCA Fixed Account transfers will be made on the scheduled transfer dates. If a scheduled transfer date is not a Business Day, the transfer will be made on the next Business Day. Transfers from the DCA Fixed Account are calculated on a first-in, first-out basis, which means the oldest Purchase Payments are transferred first. Scheduled transfers will begin five Business Days after the establishment of the DCA Term and will be made from the DCA Fixed Account monthly. You may elect to have the scheduled transfers made to any available Sub-Accounts.
Withdrawals When Contract Value Allocated To DCA Fixed Account
If you make a partial withdrawal and you have Contract Value allocated to the DCA Fixed Account, such withdrawal will be made from the Sub-Accounts and the DCA  Fixed Account in the ratio that your Contract Value in each Sub-Account and the DCA  Fixed Account  bears to your Contract Value. Partial withdrawals from the DCA Fixed Account are calculated on a first-in, first-out basis, which means the oldest Purchase Payments are withdrawn first.
Suspension or Deferral of Payments
We reserve the right to suspend or postpone payments for a partial or total withdrawal or transfer from the DCA Fixed Account for a period of up to six months, subject to state insurance department approval, if applicable. With regard to transfers, we will disclose to you the specific date on which the transfer will be effective, the reason for the delay, and the value of the transfer as of the date we receive the request.

The Funds
Information about each Fund, including its name, type or investment objective, investment adviser(s) expenses and performance is available in an appendix to this Prospectus. See “Appendix A – Funds Available Under the Contract.” There is no assurance that any of the Funds will achieve their stated objectives.
These Funds are only available to insurance company separate accounts and qualified retirement plans, are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names and investment goals and policies that are sold directly to the public. While a Fund may have many similarities to these other publicly available mutual funds, you should not expect the investment results of the Fund to be the same as the investment results of those publicly available mutual funds. We do not guarantee or make any representation that the investment results of the Funds will be comparable to the investment results of any other mutual fund, even a mutual fund with the same investment adviser or manager.
The prospectus for each Fund contains more detailed information about the Fund. You may obtain copies of the Fund prospectuses by contacting our Service Center. If you received a summary prospectus for a Fund, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Fund prospectus.
Addition, Removal, Closure, or Substitution of Funds
We have the right to change the Funds offered through the Contract, but only as permitted by law. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Changes may only impact certain Owners. Examples of possible changes include: adding new Funds or fund classes; removing existing Funds or fund classes; closing existing Funds or fund classes; or substituting a Fund with a different Fund. New or substitute Funds may have different fees and expenses. We will not add, remove, close or substitute any shares attributable to your interest in a Sub-Account without notice to you and prior approval of the SEC, to the extent required by applicable law. We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of contracts to which your Contract belongs.
Conflicts of Interest
The Funds available with the Contract may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of MassMutual. Although we do not anticipate any disadvantages to this, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect Owners and payees, including withdrawing the Separate Account from participation in the Funds involved in the conflict or substituting shares of other funds.
We do not recommend or endorse any particular Fund, and we do not provide investment advice. You are responsible for choosing the Funds, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because many Funds have similar names, be sure to state or write the full name of the Sub-Account when providing your allocation instructions to ensure that your allocation instructions are in Good Order. You bear the risk of any decline in your Contract Value resulting from the performance of the Funds that you choose.
Selection of Funds
When we select the Funds offered through the Contract, we consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capabilities and qualifications of each investment firm. We may also consider whether the Fund, its service providers (e.g., the investment adviser or sub-advisers), or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the Fund can provide marketing and distribution support for sales of the Contracts. (For additional information on these arrangements, see the section below entitled “Compensation We Receive from Funds, Advisers and Sub-Advisers.”) We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that a Fund no longer satisfies one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.

Compensation We Receive from Funds, Advisers and Sub-Advisers
Compensation We Receive from Advisers and Sub-Advisers
We and certain of our insurance affiliates receive compensation from the advisers and sub-advisers to some of the Funds. We may use this compensation to pay expenses that we incur in promoting, issuing, distributing and administering the Contract, and in providing services on behalf of the Funds in our role as intermediary to the Funds. The amount of this compensation is determined by multiplying a specified annual percentage rate by the average net assets held in that Fund that are attributable to the variable annuity and variable life insurance products issued by us and our affiliates that offer the particular Fund (MassMutual’s variable contracts). These percentage rates differ, but currently do not exceed 0.25%. Some advisers and sub-advisers pay us more than others; some do not pay us any such compensation.
The compensation may not be reflected in a Fund’s expenses because this compensation may not be paid directly out of a Fund’s assets. These payments also may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds’ prospectuses for more information).
In addition, we may receive fixed dollar payments from the advisers and sub-advisers to certain funds so that the adviser and sub-adviser can participate in sales meetings conducted by MassMutual. Attending such meetings provides advisers and sub-advisers with opportunities to discuss and promote their funds. For a list of the Funds whose advisers and sub-advisers currently pay such compensation, visit www.MassMutual.com/legal/compensation-arrangements or call our Service Center.
Compensation We Receive from Funds
We and certain of our affiliates also receive compensation from certain Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of the Fund’s assets and may be as much as 0.25% of the average net assets of an underlying Fund which are attributable to MassMutual’s variable contracts. An investment in a Fund with a 12b-1 fee will increase the cost of your investment in the Contract.
Voting Rights
We are the legal owner of the Fund shares. When a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain, from you and other Owners, instructions as to how to vote those shares.
When we receive those instructions, we will vote all the shares for which we do not receive voting instructions in proportion to those instructions. This will also include any shares that we own on our own behalf. This may result in a small number of Owners controlling the outcome of a vote. If we determine that we are no longer required to vote shares in accordance with Owner instructions, we will vote the shares in our own right.
During the Accumulation Phase, we determine the number of shares you may vote by dividing your Contract Value in each Fund by $100, including fractional shares. You do not have any voting rights during the Annuity Phase.
We may, when required by state insurance regulatory authorities, disregard voting instructions, if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objective of a Fund or to approve or disapprove an investment advisory contract for the Fund. In addition, we may disregard voting instructions that would require a change in the investment policy or investment adviser of one or more of the available Funds. Our disapproval of such change must be reasonable and based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Fund’s objectives and purpose. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action.

Charges and Deductions
This section describes the charges and deductions we make under the Contract to compensate us for the services and benefits we provide, costs and expenses we incur and risks we assume. We may profit from the charges deducted and we may use any such profits for any purpose, including payment of marketing and distribution expenses. These charges and deductions reduce the return on your investment in the Contract.
Insurance Charges
Each Business Day we deduct our insurance charges from the assets of the Separate Account. This charge is calculated based on a percentage of the daily value of the assets invested in each Fund, after Fund expenses are deducted. We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts: (1) the mortality and expense risk charge and (2) the administrative charge.
Mortality and Expense Risk Charge
The mortality and expense risk charge is for:

•
the mortality risk associated with the insurance benefits provided, including our obligation to make Annuity Payments after the Annuity Date regardless of how long all Annuitants live, the death benefits, and the guarantee of rates used to determine your Annuity Payments during the Annuity  Phase; and

•	the expense risk that the current charges will be insufficient to cover the actual cost of administering the Contract.

Mortality and Expense Risk Charge
When Charge is Deducted	Current (annual rate)	Maximum (annual rate)
Daily as a percentage of the daily value of the assets invested in each Sub-Account	1.15%	1.15%
For all Contracts, if the amount of the charge is more than sufficient to cover the mortality and expense risk, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the Contract. If the mortality and expense risk charge is not sufficient to cover the mortality and expense risk, we will bear the loss.
Administrative Charge
This charge reimburses us for the expenses associated with the administration of the Contract and the Separate Account. Some of these expenses are: preparation of the Contract, confirmations, annual reports and statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. The table below reflects the current and maximum charge.

Administrative Charge
When Charge is Deducted	Current (annual rate)	Maximum (annual rate)
Daily as a percentage of the daily value of the assets invested in each Sub-Account	0.15%	0.15%

Annual Contract Maintenance Charge
This charge reimburses us for the costs of maintaining the Contract. We will deduct the annual contract maintenance charge proportionately from the Sub-Account(s) you have selected.

Annual Contract Maintenance Charge
Contract Value at Time Charge is Deducted	When Charge is Deducted	Current	Maximum
Less than $100,000	On each Contract Anniversary or total withdrawal*	$40	$40
$100,000 or more	Not applicable	N/A	N/A
* For Contracts issued in New York, when you make a total withdrawal we will assess a pro-rated charge based on the ratio of (a) the total calendar days elapsed since the last Contract Anniversary and (b) the total calendar days in the Contract Year.
Contingent Deferred Sales Charge (CDSC)
We do not deduct a sales charge when we receive a Purchase Payment. However, we may assess a CDSC for withdrawals that exceed the Free Withdrawal Amount, but not against earnings that you withdraw. We use this charge to cover certain expenses relating to the sale of the Contract. The charge is a percentage of the Purchase Payments you withdraw that exceed the Free Withdrawal Amount.
If we assess a CDSC, we will deduct it from the amount you withdraw.
Each Purchase Payment has its own CDSC schedule. The amount of the charge depends on the length of time between the date Purchase Payments were applied and the date of withdrawal. To determine if a CDSC applies, we process withdrawals as follows:

•	first from earnings (Contract Value less Purchase Payments not previously withdrawn);

•	then from Purchase Payments no longer subject to a CDSC according to the CDSC schedule;

•
then from the Free Withdrawal Amount or the amounts attributable to any CDSC waivers (taken from Purchase Payments not previously withdrawn in the order they were received with the oldest Purchase Payment first); and

•	then from Purchase Payments not previously withdrawn in the order they were received with the oldest Purchase Payment being first.

CDSC
Number of full years from application of each Purchase Payment(*)	CDSC (as a percentage of each Purchase Payment withdrawn)
0	7%
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7 or more	0%
(*)	See “Appendix B – Contingent Deferred Sales Charge (CDSC) Example.”

In addition to the free withdrawals described later in this section, we will not impose a CDSC under the following circumstances:

•	Upon payment of the death benefit.

•
On amounts withdrawn as RMDs to the extent they exceed the Free Withdrawal Amount. In order to qualify for this exception, (a) you must be participating in a Systematic Withdrawal Program established for the payment of RMDs, under which the annual RMD is calculated by us, based solely on the fair market value of the Contract (RMD program) and (b) you must not take any other withdrawals from the Contract in that Contract Year. If you choose to take withdrawals to satisfy your RMD for the Contract outside of our RMD program, or if you choose to take any other withdrawals from the Contract, CDSCs may apply not only to those withdrawals, but also to any subsequent RMD withdrawals taken under the RMD program in the same Contract Year.

•	Upon application of the Contract Value to any Annuity Option.

•	If you redeem excess contributions from an IRA. We look to the IRC for the definition and description of excess contributions.

•
Under a replacement program offered by us, when the Contract is exchanged for another annuity contract issued by us or one of our affiliated insurance companies, of the type and class which we determine is eligible for such an exchange. A CDSC may apply to the contract received in the exchange. A reduced CDSC schedule may apply under the Contract if another variable annuity contract issued by us or one of our affiliated insurance companies is exchanged for the Contract. Exchange programs may not be available in all states. If you want more information about our current exchange programs, contact your registered representative or us at our Service Center.

•	If you are eligible for waiver of the CDSC due to your election of the Nursing Home and Hospital Withdrawal Benefit or the Terminal Illness Withdrawal Benefit described in “Additional Features.”

•	On any withdrawals made when you reach the Latest Permitted Annuity Date for your Contract.

Free Withdrawal Amount
The Free Withdrawal Amount is an amount of your Purchase Payment(s) that you may withdraw that is not subject to the CDSC. During the first Contract Year, your Free Withdrawal Amount is ten percent (10%) of the Initial Purchase Payment applied on the Issue Date, plus ten percent (10%) of any subsequent Purchase Payments received in that Contract Year. Any available Free Withdrawal Amount during the first Contract Year will be reduced by any Free Withdrawal Amount previously taken during that Contract Year.
During each subsequent Contract Year, your Free Withdrawal Amount is ten percent (10%) of your total Purchase Payments still subject to a CDSC as of the last calendar day of the previous Contract Year, plus 10% of any subsequent Purchase Payments received in the current Contract Year. Any available Free Withdrawal Amount during such Contract Year will be reduced by any Free Withdrawal Amount previously taken during that Contract Year.
Any withdrawal taken during a previous Contract Year may impact the available Free Withdrawal Amount if it results in a decrease in the amount of Purchase Payments still subject to a CDSC.
Any unused Free Withdrawal Amount(s) during any particular Contract Year may not be carried over to any succeeding Contract Year.
Premium Taxes
Some states and other governmental entities charge Premium Taxes or similar taxes. We are responsible for the payment of these taxes and may deduct them from the Purchase Payments or Contract Value, or we may adjust the annuity rates for Premium Tax assessed. Some of these taxes are due when your Contract is issued, others are due when Annuity Payments begin. Premium Taxes generally range from 0% to 3.5%, depending on the state.
Income Taxes
We will deduct from the Contract any income taxes which we incur because of the operation of the Separate Account. We will deduct any withholding taxes required by law.

Fund Expenses
The Separate Account purchases shares of the Funds at net asset value. The net asset value of each Fund reflects investment management fees and other expenses already deducted from the assets of the Fund. In addition, one or more of the Funds available as an investment choice may pay a distribution fee out of the Fund’s assets to us, known as a 12b-1 fee. Any investment in one or more of the Funds with a 12b-1 fee will increase the cost of your investment in the Contract. Please refer to the Fund prospectuses for more information regarding these expenses.
RetirePay Charges
We will assess the RetirePay Charge on a quarterly basis in arrears. On the last calendar day of each Contract Quarter, a charge will be assessed against your Contract Value. The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base on such day (after taking into account any other transactions processed on such day).
If RetirePay terminates, a pro-rata portion of the RetirePay Charge will generally be assessed based on the number of days from the first calendar day of the current Contract quarter to the date of termination. If you reach your Latest Permitted Annuity Date, and your Contract Value is applied to an Annuity Option, the RetirePay Charge is waived. Once RetirePay has terminated, there will be no further RetirePay Charges assessed. See “Additional Benefits – MassMutual RetirePaySM.”
We deduct the RetirePay Charge pro-rata from each Sub-Account in which you are invested.
The maximum annualized RetirePay Charge is 2.50%. For current RetirePay Charges, see the applicable Rate Sheet Prospectus Supplement available with your prospectus or Appendix H depending upon your Issue Date.
Ownership
Owner
In this prospectus, “you” and “your” refer to the Owner of the Contract. The Owner is named at the time you apply for a Contract. The Owner can be an individual or a non-natural person (e.g., a corporation, limited liability company partnership or certain other entities). The Owner must be at least the Age of majority in the state the Contract is issued, and may not be older than Age 85 on the Issue Date. If you elect RetirePay, the Owner must be at least Age 45 and may not be older than Age 80 when the Contract is issued. The maximum issue Age for the Contract and certain additional features may be reduced in connection with the offer of the Contract through certain broker-dealers. You should discuss this with your registered representative.
If your Contract is Non-Qualified and owned by a non-natural person, the Contract will generally not be treated as an annuity for tax purposes. This means that gain in the Contract will be taxed each year while the Contract is in the Accumulation Phase. This treatment is not generally applied to a Contract held by a trust or other entity as an agent for a natural person. Before purchasing a Contract to be owned by a non-natural person or before changing ownership on an existing Contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact. See “Taxes – Non-Natural Owner.”
As the Owner of the Contract, you exercise all rights under the Contract, unless limited by an assignment or by designation of an irrevocable Beneficiary. On or after the Annuity Date, you continue as the Owner.
You may change the Owner of a Non-Qualified Contract at any time by Written Request, subject to our approval. You may not change the Owner(s) without our approval.  You may not need Company approval in all states.  See “Appendix G – State Variations of Certain Contract Features” (California and New York)  for more information about state variations. We will refuse or accept any requested change on a non-discriminatory basis. You may not change the Owner to an individual who was over the maximum Age for purchasing the Contract on the Issue Date of the Contract.
A change of Owner will take effect on the date the Written Request is signed, unless you specify otherwise. We will not be liable for any payment made or action taken prior to our receipt and approval of the Written Request. A change of Owner that we allow will automatically revoke any prior designation of Owner. Changing the Owner may result in tax consequences. See “Taxes – Tax Treatment of Assignments” for more information.

Joint Owner
The Contract can be owned by Joint Owners. However, the Contract cannot be jointly owned if it is a Qualified Contract, if an Owner is a non-natural person, or by more than two individuals. The Joint Owner must be at least the Age of majority in the state the Contract is issued, and may not be older than Age 85 on the Issue Date. If you elect RetirePay  and the Joint Owner will be a Covered Person, the Joint Owner must be at least Age 45 and may not be older than Age 80 when the Contract is Issued.
If the Contract is jointly owned, we will use the Age of the oldest Owner to determine certain benefits. If there are Joint Owners, we require authorization from both Owners for all transactions.
Annuitant
The Annuitant is the person(s) on whose life (or lives, in the case of joint Annuitants) we base Annuity Payments, with the exception of the non-lifetime contingent option. You designate the Annuitant(s) at the time of application. A Contract may not have more than two Annuitants. There is no minimum Age applicable to the Annuitant or joint Annuitant; however, any Annuitant must be at least 18 on the Annuity Date in order for you to elect a life contingent Annuity Option. Annuitants may not be older than Age 85 on the Issue Date. If you elect RetirePay, Annuitants may not be older than Age 80 on the Issue Date.
You may change the Annuitant(s) before the Annuity Date by Written Request, subject to our approval and restrictions that apply if RetirePay is in effect. However, if the Contract is owned by a non-natural person, the Annuitant may not be changed and we will use the Age of the oldest Annuitant to determine certain benefits. The Annuitant generally cannot be changed if the Contract is an individually owned Qualified Contract. We will use the Age of the oldest Annuitant to determine all applicable benefits under a Contract owned by a non-natural person.
When calculating Annuity Payments, we determine Age based on each Annuitant’s nearest birthday on the Annuity Date. See “The Annuity Phase – Annuity Age.”
Any change of Annuitant must be made by Written Request. An approved change will take effect on the date the Written Request is signed, unless you specify otherwise. We will not be liable for any payment made or action taken prior to our receipt of the Written Request. A change of Annuitant that we allow will automatically revoke any prior designation of Annuitant. The Annuitant may not be changed, nor may an Annuitant be added, after the Annuity Date.
Beneficiary
The Beneficiary is the person(s) or entity(ies) you name to receive any death benefit. You name the Beneficiary at the time of application. If the Owner is a non-natural person, the Owner must be the sole primary Beneficiary unless we allow otherwise.
Unless an irrevocable Beneficiary has been named, you can change the Beneficiary by Written Request at any time before you die subject to the restrictions that apply if RetirePay is in effect. If you name an irrevocable Beneficiary but wish to change the Beneficiary, you must deliver written authorization from the irrevocable Beneficiary to our Service Center on our form in Good Order.
A change of Beneficiary will take effect on the date the Written Request is signed, unless you specify otherwise. We will not be liable for any payment made or action taken prior to our receipt of the Written Request.
If there is a joint Annuitant on an individually owned Qualified Contract, the joint Annuitant must also be the sole primary Beneficiary.
Unless you provide otherwise, the death benefit will be paid as follows:

(1)	In equal shares to the primary Beneficiary(ies) who survives your death and/or any Annuitant’s death, as applicable;

(2)	If there is no primary Beneficiary who survives your death and/or any Annuitant’s death, as applicable, in equal shares to the contingent Beneficiary(ies) who survives your death and/or any Annuitant’s death, as applicable; or

(3)	If there is no primary or contingent Beneficiary who survives your death and/or any Annuitant’s death, to you or your estate, as applicable.

We will treat a surviving Owner as the primary Beneficiary and treat any other Beneficiary designation, on record at the time of death, as a contingent Beneficiary.
If the Owner is a non-natural person, the Owner must be the sole primary Beneficiary unless we allow otherwise.

Purchasing a Contract
To purchase a Contract, you must submit your initial Purchase Payment to your registered representative or to us at our Service Center. Once we receive your initial Purchase Payment and the necessary information at our Service Center, we will credit your initial Purchase Payment to your Contract within two Business Days. If you do not give us all of the information we need, we will notify you. When we receive all of the information we need, we will apply your initial Purchase Payment within two Business Days. If we do not have the necessary information to issue your Contract within five Business Days, then we will either return your Purchase Payment or ask your permission to retain your Purchase Payment until all the necessary information is received.
The date when we credit your initial Purchase Payment to your Contract is the Issue Date. We use the Issue Date to determine Contract Years and Contract Anniversaries.
Contract Delay
Our receipt of your initial Purchase Payment may be delayed because of circumstances outside of our control (for example, delays because of the failure of the selling broker-dealer or your registered representative to forward the Purchase Payment in Good Order to us promptly or because of delays in determining whether the Contract is suitable for you or in receiving other necessary information from the selling broker-dealer or your registered representative). Any such delays will affect when we can issue your Contract and when your initial Purchase Payment will be allocated among the investment choices under the Contract.
Purchase Payments
The minimum amount we accept for an initial Purchase Payment is:

•	$10,000 if you are buying the Contract as a Non-Qualified Contract; or

•	$5,000 if you are buying the Contract as a Qualified Contract.

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You can make additional Purchase Payments to your Contract throughout the Accumulation Phase, subject to the conditions noted below. You can make additional Purchase Payments by sending payments to one of our purchase payment processing service centers:

by check that clearly indicates your name and Contract number, mailed to:
First Class Mail MassMutual Envision Annuity Payment Services PO Box 75222 Chicago, IL 60675-5222	Overnight Mail MassMutual Envision Annuity Payment Services 5450 N. Cumberland Ave. Suite 100 Lockbox 75222 Chicago, IL 60656
by wire transfer to:
JPMorgan Chase Bank, N.A. ABA # 021000021 Account Name: Massachusetts Mutual Life Insurance Co Account Number: 804788898 Reference: Annuity Contract #, Name (Your Name)
Additional Purchase Payments of less than $500 are subject to our approval. The maximum total Purchase Payments we will allow without our approval is $1,500,000. In most states, in calculating the maximum, we will take into account the cumulative Purchase Payments on the Contract and multiple purchases of the Contract by the same Owner (whether as the sole Owner or Joint Owner), or with the same Annuitant (whether as the Annuitant or joint Annuitant).  See “Appendix G – State Variations of Certain Contract Features” (Florida)  for more information about state variations.  If RetirePay is in effect with your Contract, you are subject to the restrictions on additional Purchase Payments under the RetirePay Benefit Base provisions. See “Additional Benefits – MassMutual RetirePaySM – Restrictions on Subsequent Purchase Payments” for more information.

If you make additional Purchase Payments, we will credit these amounts to your Contract on the Business Day we receive them and all necessary information, in Good Order, at one of our purchase payment processing service centers. If we receive your Purchase Payment on a Non-Business Day or after the Close of Business, we will credit the amount to your Contract effective the next Business Day.
We reserve the right to reject any application or Purchase Payment. See “Other Information – Reservation of Rights” for more information. Moreover, if RetirePay is in effect with your Contract, we reserve the right to reject any Purchase Payment not conforming to the terms of RetirePay.
Automatic Investment Plan (AIP)
Under the AIP, you may authorize us to periodically draw funds from an account of your choosing (restrictions may apply) for the purpose of making Purchase Payments to your Contract. Contact our Service Center for information regarding setting up an AIP and any restrictions regarding use of the AIP. If you participate in the AIP, the minimum additional Purchase Payment is $100. Additionally, the AIP may not be available for Contracts held as a SEP IRA or SIMPLE IRA.
Allocation of Purchase Payments
When you purchase your Contract, we allocate your Purchase Payment received in Good Order among the investment choices according to the allocation instructions you provide. If you make additional Purchase Payments, we will allocate them based on your current allocation instructions, unless you request a different allocation by sending us a Written Request. We reserve the right to allocate initial Purchase Payments to a money market Sub-Account until the expiration of the Right to Examine Contract time period.
Any allocations to the Sub-Accounts that invest in the Funds that you have selected must be in whole percentages and must total 100%.
You may allocate Purchase Payments to the DCA Fixed Account, subject to conditions we may impose on such allocations. See “Transfers and Transfer Programs” for allocation restrictions applicable to that feature.
If you have elected RetirePay, you are subject to restrictions on the allocation of Purchase Payments while RetirePay is in effect. See “Additional Benefits – MassMutual RetirePaySM.” If RetirePay is in effect, changing your current Purchase Payment allocations will change the allocations for any future Purchase Payments as well as transfer Contract Value from your current allocations to your new allocations.
Contract Value
Your Contract Value is the sum of your values in the Sub-Accounts and the DCA Fixed Account.
The value of your investments in the Separate Account will vary depending on the investment performance of the Funds you choose. In order to keep track of your Contract Value in the Separate Account, we use a unit of measure called an Accumulation Unit.
Any Contract Value allocated to the DCA Fixed Account will be credited with a fixed interest rate.
Accumulation Units
Every Business Day we determine the value of an Accumulation Unit for each of the Sub-Accounts. Changes in the Accumulation Unit value reflect the investment performance of the Fund as well as deductions for insurance and other charges. The value of an Accumulation Unit may go up or down from Business Day to Business Day.
When you make a Purchase Payment, we credit your Contract with Accumulation Units. We determine the number of Accumulation Units to credit by dividing the amount of the Purchase Payment allocated to a Sub-Account by the value of the Accumulation Unit for that Sub-Account. When you make a withdrawal, we deduct from your Contract Accumulation Units representing the withdrawal amount.
We calculate the value of an Accumulation Unit for each Sub-Account after the Close of Business each Business Day. Any change in the Accumulation Unit value will be reflected in your Contract Value.

Calculation of Accumulation Unit Value
The Accumulation Unit Value for each Sub-Account was set initially at $10. Subsequently, the Accumulation Unit Values on any Business Day will be those we calculate after the Close of Business on that day. We calculate the Accumulation Unit Values for each Sub-Account by applying the Change in Net Asset Value (NAV) Formula. That formula derives the daily investment rate of return for each Sub-Account net of all Separate Account charges. The Change in NAV Formula is applied to each Sub-Account as follows:

(1)	The daily change in NAV of the Fund is added to the amount of any Fund distribution (income or capital gain distribution) on that Business Day. This sum is then divided by the previous Business Day NAV of the Fund. This is the daily gross investment rate of return for the Fund.

(2)	The daily accrual for all the Separate Account charges are then subtracted from the daily gross investment rate of return for the Fund.

(3)	The result is then multiplied by the previous Business Day Accumulation Unit Value to produce the next Accumulation Unit Value.

We have the right to split or consolidate the number of Accumulation Units credited to your Contract, with a corresponding increase or decrease in the Accumulation Unit Values.
Example:

On Monday we receive an additional Purchase Payment of $5,000 from you. You have told us you want this to go to the MML Managed Bond Sub-Account. When the NYSE closes on that Monday, we determine that the value of an Accumulation Unit for the MML Managed Bond Sub-Account is $13.90. We then divide $5,000 by $13.90 and credit your Contract on Monday night with 359.71 Accumulation Units for the MML Managed Bond Sub-Account.
Right to Cancel Your Contract
You have a right to examine your Contract (sometimes referred to as a free look period). If you change your mind about owning your Contract, you can cancel it within ten calendar days after receiving it. This time period may vary by state, but will never be less than ten calendar days.
When you cancel the Contract within this time period, we will not assess a CDSC. Unless your state has other requirements, you will receive back your Contract Value plus any fees or charges previously deducted from your Purchase Payments as of the Business Day we receive your Written Request in Good Order at our Service Center, and your Contract will be terminated. If state law requires us to return the amount of your Purchase Payments, then we will return the greater of: (i) the full amount of any Purchase Payment(s) less any withdrawals, or (ii) your Contract Value plus any fees or charges previously deducted from your Purchase Payments. If you purchase the Contract as an IRA, we will return the greater of your Purchase Payments less any withdrawals, or the Contract Value plus any fees or charges previously deducted from your Purchase Payments.
Please see “Appendix G – State Variations of Certain Contract Features” for more information about state variations.
Sending Requests in Good Order
From time to time you may want to submit a request for transfer among investment choices, a withdrawal, a change of Beneficiary, or some other action. We can only act upon your request if we receive it in “Good Order.” To help protect against unauthorized or fraudulent telephone instructions, we will use reasonable procedures to confirm that telephone instructions given to us are genuine. We may record all telephone instructions.
In addition to Written Requests, we may allow requests to our Service Center:

•	by fax at (866) 329-4272,

•	by email at ANNfax@MassMutual.com,

•	by telephone at (800) 272-2216, or

•	by internet at www.MassMutual.com.

Fax, telephone, email, or internet transactions may not always be available. Fax, telephone, and computer systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. We may make these additional methods available at our discretion. They may be suspended or discontinued at any time without notice. Not all transaction types can be requested by fax, telephone, or the internet.

Transfers and Transfer Programs
General Overview
Generally, you can transfer all or part of your Contract Value among investment choices. However, there are restrictions that are detailed later in this section. You can make transfers by Written Request, email, telephone, fax, or other authorized means. You must clearly indicate the amount and investment choices from and to which you wish to transfer. We reserve the right, at any time, to terminate, suspend, or modify the transfer provisions of the Contract.
Your transfer is effective at the Close of Business on the Business Day we receive your Written Request, in Good Order, at our Service Center. If we receive your transfer request at our Service Center in Good Order on a Non-Business Day or after Close of Business, your transfer request will be effective on the next Business Day.
Transfers During the Accumulation Phase
You may transfer all or part of your Contract Value allocated to a Sub-Account. You can make a transfer to or from any Sub-Account. If your Contract has RetirePay in effect, there are restrictions on available Sub-Accounts. See “Benefits Available Under The Contract – MassMutual RetirePaySM.”
Currently, we do not limit the number of transfers you may make; however, we reserve the right to limit transfers when the transfer privilege is being exercised to the detriment of other Owners. We further reserve the right, upon 30 calendar days advance notice to you, to limit the number of transfers in the future. We will exercise this right should we see a significant increase in transfer activity by Owners that leads to an increase in cost to administer the Contract. If we exercise this right, we will do so in the same manner for all Owners, and we will provide Owners with prior Written Notice of our decision to limit the number of transfers you may make.
Transfers During the Annuity Phase
We do not allow transfers during the Annuity Phase.
Transfer Programs
For detailed rules and restrictions pertaining to these programs and instructions for electing a program, contact our Service Center.
Overview
We currently offer the following transfer programs: Separate Account Dollar Cost Averaging Program and Automatic Rebalancing Program. These programs are available only during the Accumulation Phase. You may participate in only one of these programs at any one time.
You may not participate in the Separate Account Dollar Cost Averaging Program or the Automatic Rebalancing Program if you have a current election in the DCA Fixed Account.
You may not participate in the Separate Account Dollar Cost Averaging Program or Automatic Rebalancing Program if RetirePay is in effect.
Separate Account Dollar Cost Averaging Program
This program allows you to systematically transfer a set amount from a Sub-Account to any of the other Sub-Account(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar cost averaging does not assure a profit and does not protect you against loss in declining markets. Since dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the program through periods of fluctuating price levels.

Your Separate Account Dollar Cost Averaging Program will terminate:

•	if you withdraw the total Contract Value;

•	upon our receipt of due proof of the Owner’s death and election of the payment method by any Beneficiary;

•	if the last transfer you selected has been made;

•	if you apply your full Contract Value to an Annuity Option;

•	if there is insufficient Contract Value in the selected Sub-Account to make the transfer; or

•	if we receive from you a Written Request or a request over the telephone to terminate the program at our Service Center prior to the next transfer date.

Automatic Rebalancing Program
Over time, the performance of each Sub-Account may cause your allocation to shift from your original allocation. You can direct us to automatically rebalance your Contract Value allocated to the Sub-Accounts in order to return to your original percentage allocations by selecting our Automatic Rebalancing Program.
This program will terminate:

•	if you withdraw the total Contract Value;

•	upon our receipt of due proof of the Owner’s death and election of the payment method by any Beneficiary;

•	if you apply your full Contract Value to an Annuity Option;

•	if we receive any unscheduled transfer request; or

•	if we receive from you a Written Request or request over the telephone to terminate the program at our Service Center prior to the next transfer date.

Limits on Frequent Trading and Market Timing Activity
The Contract and its investment choices are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a Fund in the following ways:

•	by requiring the Fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and

•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on Fund performance that could impact all Owners and Beneficiaries under the Contract, including long-term Owners who do not engage in these activities. Therefore, we discourage frequent trading and market timing trading activity and will not accommodate frequent transfers of Contract Value among the Funds. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase the Contract.
We have adopted policies and procedures to help us identify those individuals or entities that we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Our ability to detect frequent trading or market timing may be limited by operational or technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing of Funds among the Sub-Accounts, there can be no assurance that we will be able to identify and curtail every instance of trading of those who trade frequently or those who employ a market timing strategy or those who act as intermediaries on behalf of such persons. Moreover, our ability to discourage and restrict frequent trading or market timing may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
In addition, some of the Funds are available with variable products issued by other insurance companies. We do not know the effectiveness of the policies and procedures used by these other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the Funds may reflect lower performance and higher expenses across all Contracts as a result of undetected abusive trading practices.
If we, or any investment adviser to any of the Funds available with the Contract, determine that an Owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, we will allow the Owner to submit transfer requests by regular mail only.

We will not accept other Owner transfer requests if submitted by overnight mail, fax, the telephone, our website, or any other type of electronic medium. Additionally, we may reject any single trade that we determine to be abusive or harmful to the Fund. Orders for the purchase of Fund shares may be subject to acceptance by the Fund. Therefore, we reserve the right to reject, without prior notice, any Fund transfer request if the investment in the Fund is not accepted for any reason.
The Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe the Funds’ frequent trading and market timing policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. We have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading or market timing policies established by the Fund.
Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading or market timing policies and procedures. It may also require that we restrict or prohibit further purchases or transfers as requested by a Fund on all contracts owned by an Owner whose trading activity under one variable contract has violated a Fund’s frequent trading or market timing policy. If a Fund believes that an omnibus order reflects one or more transfer requests from Owners engaged in frequent trading or market timing activity, the Fund may reject the entire omnibus order.
We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, no change will be made to your allocations per that request. We will then allow you to resubmit the rejected transfer by regular mail only.
Additionally, we may in the future take any of the following restrictive actions that are designed to prevent the employment of a frequent trading or market timing strategy:

•	not accept transfer instructions from an Owner or other person authorized to conduct a transfer;

•	limit the number of transfer requests that can be made during a Contract Year; and

•	require the value transferred into a Fund to remain in that Fund for a particular period of time before it can be transferred out of the Fund.

We will apply any restrictive action we take uniformly to all Owners we believe are employing a frequent trading or market timing strategy. These restrictive actions may not work to deter frequent trading or market timing activity.
We reserve the right to revise our procedures for detecting frequent trading and/or market timing at any time without prior notice if we determine it is necessary to do so in order to better detect frequent trading and/or market timing, to comply with state or federal regulatory requirements, or to impose different restrictions on frequent traders and/or market timers. If we modify our procedures, we will apply the new procedure uniformly to all Owners.

The Annuity Phase
Overview
If you want to receive regular income from your Annuity, you can elect to apply your Contract Value so that you can receive Fixed Annuity Payments under one of the Annuity Options described in this section. If you have reached your Annuity Date and you have not chosen an Annuity Option, we will assume you elected a Single Life Annuity with Period Certain Annuity Option with fixed payments and ten years of payments guaranteed. If the Contract has joint Annuitants, we will assume you elected the Joint and Survivor Life Annuity Option with fixed payments and ten years of payments guaranteed. If your Contract is a Qualified Contract, additional requirements may apply. We may base Annuity Payments on the Age and sex of the Annuitant under all options except the Non-Lifetime Contingent Annuity Option. We consider a Non-Lifetime Contingent Annuity Option to be an Annuity Option which provides an Annuity Payment for a fixed period of time only. See “The Annuity Phase – Non-Lifetime Contingent Option – Period Certain Annuity Option.” We may require proof of Age and sex before Annuity Payments begin.
You may only apply your full Contract Value to an Annuity Option. If the amount to be applied under an Annuity Option results in an Annuity Payment of less than $20 monthly (or the equivalent amount based on the selected frequency), we will pay the amount in a lump sum. If any Annuity Payment is less than $100, we will change the payment basis to equivalent quarterly, semi-annual or annual payments. For Contracts issued in New York, the minimum amount that may be applied to an Annuity Option is $5,000 and the minimum initial monthly Annuity Payment must be $20 or greater.
Annuity Payment Start Date
You can choose the day, month and year in which Annuity Payments begin; however, the day must be between the 1st and 28th day of the month. We call that date the Annuity Date. According to your Contract, your Annuity Date cannot be earlier than five years after you buy the Contract (unless state law requires a shorter waiting period).  See “Appendix G – State Variations of Certain Contract Features” (Florida and New York).
When you purchase the Contract, your Annuity Date is the Latest Permitted Annuity Date. After you purchase your Contract, you can request an earlier Annuity Date by Written Request.
Latest Permitted Annuity Date
Unless the laws or regulations of the state in which your Contract was issued requires an earlier date, Annuity Payments must begin by the Contract Anniversary after the 95th birthday of the oldest Annuitant or the oldest Owner (whichever is sooner).
Annuity Payments
On the Annuity Date, you will begin receiving Annuity Payments under the Annuity Option that you elected. Your Annuity Payments will be fixed, meaning that the payments will not vary unless you elect either of the Joint and 2/3 Survivor Annuity Options that reduce payments upon the death of the first Annuitant. The amount of your Annuity Payments will depend upon the following:

•	the value of your Contract on the Annuity Date;

•	the Annuity Option you elect;

•	the Age and sex of the Annuitant or joint Annuitants, if applicable;

•	the minimum guaranteed payout rates associated with your Contract; and

•	the deduction of Premium Taxes, if applicable.

Generally, the more frequently the Annuity Payments will be made or the longer the Annuity Period will last, the lower the amount of your Annuity Payments will be.
See “Fixed Annuity Payout Rates” section in the SAI for more information.
Annuity Age
When calculating Annuity Payments, we determine Age based on each Annuitant’s nearest birthday on the Annuity Date. For example, we consider Age 80 to be the period of time between age 79 years, 6 months, and 1 day and age 80 years and 6 months.

Annuity Options
The available fixed Annuity Options are listed in this section in the Annuity Options table. We may consent to other plans of payment in addition to those listed. After Annuity Payments begin, you cannot change the Annuity Option or the frequency of Annuity Payments. Generally, you cannot make withdrawals during the Annuity Phase; however, certain Annuity Options may allow for commuted value withdrawals. See “The Annuity Phase – Annuity Payment Commutation.” For all lifetime contingent Annuity Options, the Annuitant(s) must be at least Age 18 as of the Annuity Date.
RMDs for Qualified Contracts
In order to avoid adverse tax consequences, you should begin to take distributions from your Contract no later than the beginning date required by the IRC. These distributions can be withdrawals or Annuity Payments. The distributions should be at least equal to the minimum amount required by the IRC or paid through an Annuity Option that complies with the RMD rules of IRC Section 401(a)(9). If your Contract is an individual retirement annuity, the required beginning date is no later than April 1 of the  calendar year after you reach the “applicable age” specified in IRC Section 401(a)(9)(C). If you attain age 72 after 2022 and age 73 before 2033, your applicable age is 73. If you attain age 74 after 2032, your applicable age is 75. Due to conflicting language in the SECURE 2.0 Act, enacted in December 2022, it is unclear whether the applicable age for an individual born in 1959 is 73 or 75. Previously, the age at which RMDs were required to begin was 70½ for those born before July 1, 1949, and 72 for those born after June 30, 1949 and before January 1, 1950.
Contingent Deferred Sales Charge (CDSC)
We will not deduct a CDSC if you apply your Contract Value to any Annuity Option.
Limitations on Payment Options
If you purchased the Contract as a Qualified Contract, the RMD rules that apply to annuitized Contracts during your lifetime may impose restrictions on the payment options that you may elect. In addition, in order to ensure that the Contract will comply with the RMD requirements that apply upon your death, you may not elect a joint and survivor Annuity Option with a non-spouse Joint Annuitant who is more than 10 years younger than you.
For Qualified Contracts, if, upon the death of the Owner (Annuitant if the Contract is owned by a non-natural person), there are Annuity Payments remaining, we may shorten the remaining payment period in order to ensure that payments do not continue beyond the 10 year post-death distribution period provided under IRC Section 401(a)(9), or beyond the Beneficiary’s life or life expectancy for certain classes of beneficiaries, such as a spouse or an individual who is not more than 10 years younger than the decedent.

Single Lifetime Contingent Options (Fixed Annuity Payments only)
	Single Life Annuity	Single Life Annuity with Cash Refund	Single Life Annuity with Period Certain
Number of Annuitants:	One	One	One
Length of Payment Period:	For as long as the Annuitant lives.	For as long as the Annuitant lives.	For a guaranteed period of either 10 or 20 years or as long as the Annuitant lives, whichever is longer.
Annuity Payments After Death of the Annuitant:	None. All payments end upon the Annuitant’s death.
If the total of all Annuity Payments made is less than the amount applied to the Annuity Option, the Beneficiary(ies) will receive the difference in a lump sum. If the total of all Annuity Payments made is equal to or greater than the amount applied to the Annuity Option, no additional payment will be made.

When the Annuitant dies, if there are remaining guaranteed payments, the Beneficiary(ies) may elect to continue receiving remaining guaranteed payments or the Beneficiary(ies) may elect a lump sum payment equal to the commuted value of the remaining guaranteed Annuity Payments.(1)

(1)	In the event that remaining Annuity Payments are commuted, we compute the value of the remaining guaranteed Annuity Payments at an interest rate determined by us.

Joint Lifetime Contingent Options (Fixed Annuity Payments only)
	Joint and Survivor Annuity	Joint and Survivor Annuity with Period Certain	Joint and 2/3 Survivor Life Annuity	Joint and 2/3 Survivor Life Annuity with Period Certain
Number of Annuitants:	Two	Two	Two	Two
Length of Payment Period:	For as long as either Annuitant lives.	For a guaranteed period of either 10 or 20 years or as long as either Annuitant lives, whichever is longer.	For as long as either Annuitant lives.	For a guaranteed period of either 10 or 20 years or as long as either Annuitant lives, whichever is longer.
Annuity Payments After Death of the Annuitant:	100% of the payments will continue for the life of the surviving Annuitant. No payments will continue after the death of both Annuitants.
100% of the payments will continue for the life of the surviving Annuitant.
When both Annuitants have died, if there are remaining guaranteed payments, the Beneficiary(ies) may elect to continue receiving remaining guaranteed payments or the Beneficiary(ies) may elect a lump sum payment equal to the commuted value of the remaining guaranteed Annuity Payments.(1)

At the death of either Annuitant, Annuity Payments will continue to be paid at the same frequency then in effect for the life of the surviving Annuitant, but at a reduced rate of two-thirds of the original Annuity Payment. Annuity Payments cease upon the death of the last surviving Annuitant.

At the end of the period certain following the death of either Annuitant, or upon the death of either Annuitant after the end of the period certain, Annuity Payments will continue to be paid at the same frequency then in effect to the surviving Annuitant, but at a reduced rate of two-thirds of the original Annuity Payment. If the last surviving Annuitant dies before the end of the period certain, Annuity Payments will continue at 100% of the amount and at the same frequency then in effect until the end of the period certain. The Beneficiary(ies) may instead elect to receive the commuted value of the remaining period certain Annuity Payments in a lump sum. If the last surviving Annuitant dies after the end of the period certain, no additional Annuity Payments will be made.(1)

(1)	In the event that remaining Annuity Payments are commuted, we compute the value of the remaining guaranteed Annuity Payments at an interest rate determined by us.

Non-Lifetime Contingent Option (Fixed Annuity Payments only)
Period Certain Annuity Option(1)
Number of Annuitants:	One or two
Length of Payment Period:	For a specified period no less than 10 years and no greater than 30 years.
Annuity Payments after Death of the Annuitant:
If the last Annuitant dies before the end of the period certain, Annuity Payments will continue to be paid at the same frequency then in effect until the end of the period certain. The Beneficiary(ies) may instead elect to receive the commuted value of the remaining period certain Annuity Payments in a lump sum.(2)

(1)	We consider this Annuity Option to be a non-lifetime contingent Annuity Option.
(2)	In the event that remaining Annuity Payments are commuted, we compute the value of the remaining guaranteed Annuity Payments at an interest rate determined by us.
Annuity Payment Commutation
Once during lifetime of the Contract, you may, upon Written Request, withdraw all or a portion of the Commuted Value of any remaining Period Certain Annuity Payments, subject to the following conditions:
This commutation right is only available for use with the following Annuity Options:

•	Single Life Annuity – Period Certain for 10 or 20 years; or

•	Joint and Survivor Life Annuity – Period Certain for 10 or 20 years, with or without a reduction; or

•	Period Certain Annuity Only – 10 years or greater.

A commuted value withdrawal:

•	may not be taken any earlier than one year following the date you apply your Contract Value to an Annuity Option;

•	may not be taken after the end of the Period Certain portion of the Annuity Phase;

•
may not be taken if the requested withdrawal would cause the remaining Annuity Payment to be less than the Minimum Annuity Payment payable under the Contract at the existing Annuity Payment frequency; and

•	must be at least $10,000.

The Commuted Value of the remaining Period Certain Annuity Payments is calculated using the Commuted Value Formula specified on the Contract Schedule. All Commuted Values will be determined upon our receipt of a Written Request at our Service Center. Upon receipt of such Written Request, we will provide you with a notice of the amount payable, how the amount was determined and the impact on remaining Annuity Payments, if applicable.
For Period Certain Only Annuity Options, future Annuity Payments will be proportionally reduced by the ratio of the amount of the withdrawal to the Commuted Value. If the full Commuted Value is withdrawn, no future Annuity Payments will be made, and the Contract will terminate.
For Life Contingent Period Certain Annuity Options, future Annuity Payments during the remaining Period Certain will be proportionally reduced by the ratio of the amount of the withdrawal to the Commuted Value. Any future life contingent Annuity Payments will revert to the scheduled payment amount at the end of the Period Certain as long as an Annuitant is alive.
This commutation right is not available for Contracts issued in New York.

Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Death Benefit
Upon your death, we will pay your designated beneficiaries the greater of (1) the Contract Value when we receive due proof of death and election of a payment method; or (2) an amount based on your Purchase Payments adjusted for withdrawals
		Standard	None
  Withdrawals, including withdrawals of the Annual Lifetime Benefit Amount while RetirePay is in effect, reduce the death benefit amount in direct proportion to Contract Value reduction.
  This benefit terminates when Contract terminates, upon annuitization, and upon due proof of Owner’s death and election of a payment method.

MassMutual RetirePaySM	Guarantees that prescribed level of withdrawals can be taken for life beginning on the Guaranteed Lifetime Withdrawal Date, even if Contract Value is zero	Optional	Maximum RetirePay Charge: 2.50% For current RetirePay Charges, see the applicable Rate Sheet Prospectus Supplement accompanying this prospectus or Appendix H depending upon your Issue Date.
  May allocate Contract Value only to certain Sub-Accounts.
  May not make additional Purchase Payments that total more than $10,000 in a Contract Year after the first Contract Year.
  Subsequent Purchase Payments not allowed after the Guaranteed Lifetime Withdrawal Date.
  Any withdrawal prior to the Guaranteed Lifetime Withdrawal Date and, on and after the Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the Annual Lifetime Benefit Amount in that Contract Year will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company. Any withdrawal that occurs after the cumulative withdrawals exceed the Annual Lifetime Benefit Amount in that Contract Year will also be an Excess Withdrawal.
  Excess Withdrawals negatively impact the benefit.
  Annual Lifetime Benefit Amount is not available until youngest Covered Person attains age 59½.

Automatic Rebalancing Program	Automatically rebalances the Sub-Accounts you select to maintain original percentage allocation of Contract Value	Optional	None	Cannot use if the DCA Fixed Account, Separate Account Dollar Cost Averaging Program, or RetirePay are in effect.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
DCA Fixed Account	Automatically transfers a specific amount of Contract Value from the DCA Fixed Account to the Sub-Accounts you have selected, at set intervals over a period of either six or twelve months	Optional	None
  Cannot use if the Automatic Rebalancing Program, Separate Account Dollar Cost Averaging Program, or RetirePay are in effect.
  Must apply a Purchase Payment of at least $5,000 to establish a DCA Term.
  You cannot transfer current Contract Value into the DCA Fixed Account.
  No unscheduled transfers may be made from the DCA Fixed Account.

Separate Account Dollar Cost Averaging Program	Automatically transfers a specific amount of Contract Value from a single Sub-Account to other Sub-Accounts you have selected, at set intervals	Optional	None	Cannot use if the Automatic Rebalancing Program, DCA Fixed Account, or RetirePay are in effect.
Systematic Withdrawal Program	Automatically withdraws Contract Value proportionally from all of your investment choices	Optional	None	In order to participate in this program: (1) there must be at least $5,000 in Contract Value, and (2) the minimum withdrawal amount must be $100.
Annuity Payment Commutation	Allows withdrawal of all or a Optional portion of the Commuted Value of any remaining Period Certain Annuity Payments once per lifetime of the Contract	Optional	None
  Available only for Annuity Options that include a Period Certain guarantee.
  May only be taken once during the lifetime of the Contract and may not be taken any earlier than one year following the date you apply your Contract Value to an Annuity Option.
  May not be taken after the end of the Period Certain portion of the Annuity Phase.
  May not be taken if the requested withdrawal would cause the remaining Annuity Payment to be less than the Minimum Annuity Payment payable under the Contract at the existing Annuity Payment frequency.
  Withdrawal must be at least $10,000.
  Not available for Contracts issued in New York.

Terminal Illness Withdrawal Benefit	Allows withdrawal of some or all Contract Value without a CDSC if diagnosed with terminal illness or terminal medical condition	Optional	None
  You cannot be diagnosed with the terminal illness or the terminal condition or both as of Issue Date.
  Each withdrawal request must be made one year or more after Issue Date.
  We require proof that you are terminally ill, including, but not limited to, certification by a state licensed medical practitioner.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Nursing Home and Hospital Withdrawal Benefit	Allows withdrawal of some or all Contract Value without incurring a CDSC if admitted to a licensed nursing care facility or accredited hospital	Optional	None
  Confinement must begin after Issue Date.
  Each withdrawal request must be made one year or more after Issue Date.
  Each withdrawal request must be made within 120 calendar days after services were provided.
  Confinement must be for at least 90 consecutive calendar days and must be prescribed by a state licensed medical practitioner.
  Cannot use with Systematic Withdrawal Program.
  May not be available in all states. See “Appendix G – State Variations of Certain Contract Features.”

Some of the benefits identified in the Benefits Available Under the Contract table are described in more detail following the table and other benefits are disclosed in more detail in other sections of the prospectus.
Death Benefit
Death of Owner During the Accumulation Phase
If any Owner dies during the Accumulation Phase, we will pay a death benefit to the primary Beneficiary. If any Owner dies, we will treat the surviving Owner as the primary Beneficiary and treat any other Beneficiary designation, on record at the time of death, as a contingent Beneficiary.
The Beneficiary may request that the death benefit be paid under one of the death benefit options. If the sole primary Beneficiary is your spouse and your Contract is a Non-Qualified Contract or is held as a traditional IRA (including SEP and SIMPLE IRAs) or Roth IRA, he or she may elect to become the Owner of the Contract by continuing the Contract at the death benefit amount payable. Generally, if the Contract is continued then:

•	the spouse’s initial Contract Value will be equal to the death benefit that would have been payable if the lump sum distribution had been elected;

•	all applicable Contract features and benefits will be in the surviving spouse’s name; and

•	the surviving spouse will exercise all of the Owner’s rights under the Contract.

Restrictions are as follows:

•	if, at the time the Owner purchased the Contract, the surviving spouse was over the maximum Contract issue Age, then the Contract cannot be continued;

•	if the surviving spouse is not a Covered Person, RetirePay will be terminated.

If the sole primary Beneficiary is a domestic partner or civil union partner, as defined under applicable state laws, we will treat him or her as a spouse for this provision, and he or she may elect to continue the Contract as described herein. However, a domestic partner or civil union partner cannot elect to continue the Contract if it is a traditional IRA or Roth IRA. Since current federal tax law does not define a spouse to include a domestic partner or civil union partner, such domestic partner or civil union partner who elects to continue the Contract must still meet the distribution requirements of IRC Section 72(s). In order to meet these requirements, the amount of any gain in the Contract will become subject to income tax at the time the election to continue the Contract is made.

The right to continue the Contract by a surviving spouse, a domestic partner, or a civil union partner can only be exercised once while the Contract is in effect.
See “Taxes – Civil Unions and Domestic Partnerships” if you are in a domestic partnership or civil union.
Death Benefit Amount During the Accumulation Phase
Return of Purchase Payment Death Benefit
The death benefit during the Accumulation Phase will be the greater of (1) and (2) below.

(1)	The total Purchase Payments, reduced by an adjustment for each withdrawal. The adjustment is equal to A divided by B, with the result multiplied by C, where:
            A = the Contract Value withdrawn, including any applicable CDSC;
            B = the Contract Value immediately prior to the withdrawal; and
C = the total Purchase Payments adjusted for any prior withdrawals.

(2)	The Contract Value.

A withdrawal will reduce the death benefit amount in direct proportion to the Contract Value reduction, including withdrawals of the Annual Lifetime Benefit Amount if RetirePay is in effect. For example, if you take a 20% withdrawal from your Contract Value, the death benefit will be reduced by 20%. Since withdrawals result in a pro rata adjustment to the death benefit amount, the death benefit amount will be reduced by more than the actual dollar amount of the withdrawals when the death benefit is greater than the Contract Value. See “Appendix D – Return of Purchase Payment Death Benefit Examples.”
The death benefit that is payable during the Accumulation Phase is determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of a payment method at our Service Center in Good Order. Where there is more than one Beneficiary, we will determine the death benefit as of the Close of Business on the first Business Day that any Beneficiary submits due proof of death and election of a payment method in Good Order. If the death benefit payable is greater than the Contract Value, we will apply an amount equal to the difference between the death benefit and Contract Value to each Sub-Account and/or the DCA Fixed Account, if applicable, in the ratio that your value bears to your Contract Value. Any current DCA Term will then terminate. Each Beneficiary’s portion of the death benefit will be applied to their chosen death benefit payout option on the Business Day we receive their election of a payment method at our Service Center in Good Order, and will be paid from the Sub-Accounts on a pro rata basis. The balance of the death benefit will remain in the Sub-Accounts based on the current allocation until each of the other Beneficiaries submits their election of a payment method to our Service Center in Good Order. From the time the death benefit is determined until complete distribution is made, any amount in a Sub-Account will be subject to investment risk. This risk is borne by the Beneficiary(ies).
The Return of Purchase Payment Death Benefit will terminate if the Contract terminates, once the Contract enters the Annuity Phase, or upon our receipt of due proof of the Owner’s death and election of the payment method unless the Contract is continued by the surviving spouse.
Death Benefit Payment Options During the Accumulation Phase
The availability of certain death benefit options may be limited for Tax-Qualified Contracts in order to comply with RMD rules.
For Non-Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:

•	Option 1 – Lump sum payment of the death benefit.

•	Option 2 – Payment of the entire death benefit within five years of the date of any Owner’s death. This option may not be available if there are multiple Beneficiaries.

•
Option 3 – Payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must begin within one year of the date of any Owner’s death. This option is not available for a Beneficiary that is a non-natural person.

For Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:

•	Option 1 – Lump sum payment of the death benefit.

•
Option 2 – Payment of the entire death benefit by the end of the calendar year that contains the tenth anniversary of your death (fifth anniversary of your death if you do not have a designated Beneficiary as defined for purposes of IRC Section 401(a)(9), including where your Beneficiary is your estate or certain trusts). This option may not be available if there are multiple Beneficiaries.

•
Option 3 – If the Beneficiary is your surviving spouse, or is not more than ten years younger than you, payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary.

•
Option 4 – If the Beneficiary is your surviving spouse, or is not more than ten years younger than you, payment of the death benefit from a deferred annuity Contract over the life expectancy of the Beneficiary through a series of non-annuitized withdrawals made at least annually. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary. Additional withdrawals, including full withdrawals, are available. This option may not be available if there are multiple Beneficiaries. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase – Beneficiary IRA” for rules and restrictions.

If the sole primary Beneficiary is a spouse, continuation of the Contract in his or her own name is described previously in this section under “Death Benefit – Death of Owner During the Accumulation Phase.”
For Non-Qualified Contracts, any portion of the death benefit not applied to Option 3 within the time period specified must be distributed within five years of the date of the Owner’s death under Option 1 or Option 2. For Qualified Contracts, any portion of the death benefit not applied to Option 3 or Option 4 within the time period specified must be distributed by the end of the calendar year that contains the tenth anniversary of your death (fifth anniversary of your death if you do not have a designated Beneficiary as defined for purposes of IRC Section 401(a)(9), including where your Beneficiary is your estate or certain trusts) under Option 1 or Option 2. This is true even if you have restricted the Beneficiary’s payout option.  In addition, if you die after reaching the age at which RMDs must begin, your beneficiary may be required to take annual required minimum distributions during the ten year distribution period (five year distribution period if you do not have a designated beneficiary).  You may restrict a Beneficiary’s right to elect a death benefit payout option. If you do so, such rights or options will not be available to the Beneficiary.
We may also consent to other death benefit payout options in addition to those described in this section as long as they comply with IRC Section 72(s) or Section 401(a)(9), as applicable.
If a Beneficiary chooses to receive payment of the Death Benefit other than as a lump sum, their successor Beneficiary will only receive any remaining Contract Value in the event of death before full distribution has been made. The Death Benefit will not apply upon the death of the Beneficiary.
Lump Sum Payments
If a lump sum payment is requested, we will pay the amount within seven calendar days after we receive due proof of death and election of the payment method in Good Order at our Service Center, unless we are required to suspend or delay payment.
Beneficiary IRA
Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the Beneficiary over that Beneficiary’s life expectancy in order to meet the Required Minimum Distribution (RMD) rules. Upon the contract owner’s death under an IRA or other Qualified Contract, an “Eligible Designated Beneficiary” may generally establish a Beneficiary IRA by either purchasing a new annuity Contract or, in some circumstances, by electing the Beneficiary IRA payout option under the current Contract. Until withdrawn, amounts in a Beneficiary IRA continue to be tax-deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax.

If the contract owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), an individual designated Beneficiary, and certain trusts as Beneficiary, are treated as Eligible Designated Beneficiaries, and can elect to take distributions over their life expectancy (life expectancy of the oldest trust Beneficiary).
However, if the contract owner dies on or after January 1, 2020 (on or after January 1, 2022 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), only certain designated Beneficiaries are treated as Eligible Designated Beneficiaries, and we will only offer the Beneficiary IRA payout option to a designated Beneficiary who either (1) is the surviving spouse of the deceased qualified plan participant or IRA Owner or, (2) is not more than 10 years younger than the deceased qualified plan participant or IRA Owner. In the future, we may allow additional classes of Eligible Designated Beneficiaries to elect the Beneficiary IRA payout option. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase” for more information.
See “Taxes – Required Minimum Distributions for Qualified Contracts” for more information.
Eligibility Requirements/Restrictions:
If a Beneficiary(ies) elects payment under Option 4 as a Beneficiary IRA after the death of the Owner, the following rules apply:

•	The annuity Contract will be titled in the Beneficiary’s name as Beneficiary for the deceased Owner. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.

•
For non-spousal Beneficiary IRAs, RMDs must begin by December 31st of the year following the year of the date of the Owner’s death. For spousal Beneficiary IRAs, RMDs may be deferred until the year for which the original Owner would have been required to begin RMDs. The RMD amount will generally be calculated based on the Beneficiary’s life expectancy and will be withdrawn from each Sub-Account and/or the DCA Fixed Account, if applicable, in the ratio that your value in each bears to your Contract Value.

•	We will not offer a Beneficiary IRA to a trust.

•	RMDs must be made at least annually through a SWP that we administer. The SWP cannot be terminated.

•	Withdrawals will not be subject to a CDSC.

•	The Beneficiary’s initial Contract Value will be equal to the death benefit that would have been payable to the Beneficiary if a lump sum distribution had been elected.

•	Additional contributions cannot be applied to the Contract.

•
Upon the death of the Annuitant, any remaining Contract Value will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined by the applicable IRS table, but in no case may payments extend beyond the end of the calendar year that contains the tenth anniversary of the Annuitant’s death.

•
A Beneficiary IRA may only be established by the Beneficiary of the IRA Owner/qualified plan participant whose death triggered the RMD requirements of IRC Section 401(a)(9). A Beneficiary IRA may not be established as a “second generation” Beneficiary IRA by a successor Beneficiary.

•	Joint ownership of a Beneficiary IRA is not allowed.

•	If RetirePay is in effect, it will be terminated.

Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Beneficiary IRA.

Death of Owner During the Annuity Phase
Upon any Owner’s death during the Annuity Phase, if the Annuitant is still alive, the surviving Owner will retain the ownership of the Contract. If there is no surviving Owner, the Beneficiary will become the Owner. Any remaining Annuity Payments under the Annuity Option elected will continue to be paid at least as rapidly as under the method of distribution in effect at such Owner’s death. For Qualified Contracts, the Beneficiary(ies) may be required to receive an adjusted payment stream in order to comply with RMD rules that apply upon the Owner/Annuitant’s death. If the Beneficiary is not an “Eligible Designated Beneficiary” as defined by IRC Section 401(a)(9), Annuity Payments may only continue through the end of the calendar year that contains the tenth anniversary of the Owner/Annuitant’s death, even if a longer Annuity Payment option was elected, including a Joint and Last Survivor Annuity Option where the Joint Annuitant is still living.
Death of Annuitant
If an Annuitant, who is not the Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant subject to our approval. If there is no surviving Annuitant, the oldest Owner will become the Annuitant. If the Owner is a non-natural person and an Annuitant dies, you may not name a new Annuitant. In this case we will treat the death of the Annuitant as the death of the Owner and pay the death benefit as described in “Death Benefit – Death of Owner During the Accumulation Phase.”
Upon the death of the last surviving Annuitant on or after the Annuity Date, the death benefit, if any, is as specified in the Annuity Option elected. Upon the death of the last surviving Annuitant during the Annuity Phase, any remaining payment under the elected Annuity Option will be paid to the Beneficiary. For Qualified Contracts, the Beneficiary(ies) may be required to receive an adjusted payment stream in order to comply with RMD rules that apply upon the Owner/ Annuitant’s death. If the Beneficiary is not an “Eligible Designated Beneficiary” as defined by IRC Section 401(a)(9), Annuity Payments may only continue through the end of the calendar year that contains the tenth anniversary of the Owner/ Annuitant’s death, even if a longer Annuity Payment option was elected, including a Joint and Last Survivor Annuity Option where the Joint Annuitant is still living. We will treat a surviving Owner as the primary Beneficiary and treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary.
Due Proof of Death
For purposes of determining due proof of death, we require:

•	a certified death certificate; or

•	a certified decree of a court of competent jurisdiction as to the finding of death; or

•	any other proof satisfactory to us.

Additional Benefits
Terminal Illness Withdrawal Benefit
With this benefit, you may withdraw all or a portion of your Contract Value without incurring a CDSC if we receive a Written Request in Good Order at our Service Center that you (or an Annuitant, if the Owner is a non-natural person) have met the following conditions:

•
For purposes of this benefit, you (or an Annuitant, if the Owner is a non-natural person) were not diagnosed with a terminal illness or a terminal condition resulting from bodily injury or disease or both as of the Issue Date.

•	Each withdrawal request is made on or after the “Eligibility Date for Waiver of Contingent Deferred Sales Charge,” which is one year after the Issue Date.

•
We will require proof that you (or an Annuitant, if the Owner is a non-natural person) are terminally ill, as described   above, and not expected to live more than 12 months. This proof will include, but is not limited to, certification by a state licensed medical practitioner performing within the scope of his/her license. The state licensed medical practitioner must not be you or your parent, sibling, spouse or child (or an Annuitant or an Annuitant’s parent, sibling, spouse or child if the Owner is a non-natural person).

If we determine that your Written Request for a withdrawal free of CDSC does not meet the qualifying conditions, we will provide a Written Notice of such determination. We will not proceed with your Written Request for a withdrawal until we receive notification from you that you accept or reject the withdrawal including the CDSC assessed. If you do not accept the withdrawal including the CDSC, the withdrawal request will not be processed. If you do accept the withdrawal including the CDSC, we will process it on the Business Day you notify us of your acceptance.
There is no charge for the Terminal Illness Withdrawal Benefit. Please contact your registered representative or call the Service Center for more information.
Nursing Home and Hospital Withdrawal Benefit
With this benefit, you may withdraw all or a portion of your Contract Value without incurring a CDSC if we receive a Written Request in Good Order at our Service Center that you (or an Annuitant, if the Owner is a non-natural person) have been admitted to a licensed nursing care facility or accredited hospital or its successor, subject to the following requirements:

•
For purposes of this benefit, you (or the Annuitant, if the Owner is a non-natural person) are not confined in a licensed nursing care facility or accredited hospital or its successor on the Issue Date.

•	Each withdrawal request is made on or after the “Eligibility Date for Waiver of Contingent Deferred Sales Charge,” which is one year after the Issue Date.

•
Each withdrawal request is made within 120 calendar days after services were provided to you (or the Annuitant, if the Owner is a non-natural person). You must have been confined at a licensed nursing care facility and/or accredited hospital or its successor for a consecutive period of at least 90 consecutive calendar days.

•	The confinement must be prescribed by a state licensed medical practitioner performing within the scope of his/her license.

•	Each withdrawal is accompanied by proof satisfactory to us that you (or the Annuitant, if the Owner is a non-natural person) meet the qualifying conditions above.

You may not participate in the Systematic Withdrawal Program if we are currently waiving the CDSC in accordance with this benefit.
A licensed nursing care facility is an institution licensed by the state in which it is located to provide skilled nursing care, intermediate nursing care, or custodial nursing care. An accredited hospital is a hospital licensed, or recognized as a general hospital, by the state in which it is located or by the Joint Commission on the Accreditation of Hospitals, or its successors.

If we determine that your Written Request for a withdrawal free of CDSC does not meet the qualifying conditions, we will provide a Written Notice of such determination. We will not proceed with your Written Request for a withdrawal until we receive notification from you that you accept or reject the withdrawal including the CDSC assessed. If you do not accept the withdrawal including the CDSC, the withdrawal request will not be processed. If you do accept the withdrawal including the CDSC, we will process it on the Business Day you notify us of your acceptance.
There is no charge for the Nursing Home and Hospital Withdrawal Benefit.
The Nursing Home and Hospital Withdrawal Benefit may not be available in all states. See “Appendix G – State Variations of Certain Contract Features.” Please contact your registered representative or call the Service Center for more information.
MassMutual RetirePaySM
We offer an optional guaranteed lifetime withdrawal benefit (“RetirePay”) under the Contract. RetirePay guarantees that each Contract Year beginning with the Guaranteed Lifetime Withdrawal Date, you can receive guaranteed lifetime income equal to the Annual Lifetime Benefit Amount even if your Contract Value is reduced to zero as long as there is a positive Benefit Base. However, you will not receive that guaranteed lifetime income if your Contract Value is reduced to zero due to a withdrawal prior to the Guaranteed Lifetime Withdrawal Date or due to an Excess Withdrawal.
There are two versions of RetirePay: a single life version and a joint life version. For each version, there are two Automatic Step-Up options.
Rate Sheet Prospectus Supplement Information
We use the Rate Sheet Prospectus Supplement (“Rate Sheet”) to provide current information about the RetirePay Guaranteed Lifetime Withdrawal Benefit as of a certain effective date. The Rate Sheet updates the following information regarding RetirePay:

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms”).
A Rate Sheet that supersedes a prior Rate Sheet will not become effective unless Written Notice of the effective date of the new Rate Sheet is given at least 10 Business Days in advance. The relevant information from all superseded Rate Sheets can be found in Appendix H.
For Contracts issued in New York, the Withdrawal Rate applies prior to and during the Settlement Phase while RetirePay is in effect. For Contracts issued in New York, all references to “Lifetime Guarantee Rate” are replaced with “Withdrawal Rate.” Contracts issued in New York have a separate Rate Sheet than Contracts issued in all other states.
Rate Sheet Eligibility Conditions
Certain Rate Sheet eligibility conditions apply when we have issued a subsequent Rate Sheet after you apply for your Contract and prior to your Issue Date.
In order for the RetirePay Terms in any particular Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after the effective date of that Rate Sheet and prior to the effective date of the subsequent Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Information Submitted with a Purchase Payment
In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 Business Days after the application submit date.
If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in the Rate Sheet in effect on the application submit date will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”
If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.
Application Information Submitted without a Purchase Payment
If you plan to pay the initial Purchase Payment with proceeds from a IRC Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.
If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in the Rate Sheet on the application submit date will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”
If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.
If you have not provided us with the requested instructions within 2 Business Days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.
The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.
Rate Sheet Comparison Process
Subject to satisfying the Rate Sheet Eligibility Conditions established in the applicable Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.
You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

The relevant information from all superseded Rate Sheet Prospectus Supplements can be found in Appendix H.

RetirePay Investment Allocation Restrictions
While RetirePay is in effect, the investment choices available to you are restricted.
If a requested change in your allocations or a transfer of any portion of your Contract Value does not comply with these investment restrictions, you will be required to terminate RetirePay by Written Request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within 30 calendar days of the restrictions becoming effective, or we will terminate RetirePay.
For current investment choice restrictions, see the applicable Rate Sheet Prospectus Supplement attached to your prospectus or Appendix H  depending upon your Issue Date.
Covered Person(s)
The Covered Person(s) is the person(s) whose life is used to determine the duration of the Annual Lifetime Benefit Amount. The Covered Person(s) is identified on the date RetirePay is issued, and cannot be changed after that Issue Date, even if there is a divorce or dissolution of a civil union or domestic partnership involving the Covered Person(s).
If the single life version is elected, the Covered Person is:

•	the Owner, if the Owner is a natural person,

•	the oldest Joint Owner, if the Contract has Joint Owners, or

•	the Annuitant, if the Owner is a non-natural person.

If the single life version is elected, we only allow one Annuitant, and the Annuitant must be the Covered Person. However, if you reach your Annuity Date and choose an Annuity Option other than that described under the “Latest Permitted Annuity Date” section, then you may change the Annuitant and/or name a joint Annuitant.
If the joint life version is elected, the Covered Persons are:

•	the Owner and his/her spouse (or domestic partner or civil union partner for Non-Qualified Contracts), if the Contract is owned by one natural person.

•	both Owners, if the Contract is jointly owned. The Joint Owners must be spouses (or domestic partners or civil union partners for Non-Qualified Contracts), or

•	the Annuitant and his/her spouse, if the Owner is a Custodial IRA.

The joint life version is not available under a Contract owned by a non-natural person, other than a Custodial IRA.
The Joint Covered Person will be considered the primary Beneficiary, and any other Beneficiary designation will be treated as a contingent Beneficiary. However, the Beneficiary may be changed if the Joint Covered Person is no longer the spouse, domestic partner or civil union partner of the Owner, and the Contract has not yet entered the Annuity Phase.
If the joint life version is elected, the Annuitant must be a Covered Person and cannot be changed. If only one Annuitant is named and the Annuitant dies while RetirePay remains in effect, the surviving Covered Person becomes the Annuitant. Upon reaching the Latest Permitted Annuity Date or entering the Settlement Phase, if both Covered Persons are living, they will become joint Annuitants. If you reach your Annuity Date and choose an Annuity Option other than that described under the Latest Permitted Annuity Date section, then you may change the Annuitant(s). See the “Latest Permitted Annuity Date” and “Payments During the Settle Phase” sections.
However, for Qualified Contracts and Contracts held as Custodial IRAs, if the Covered Person who is not the Owner (the Annuitant, if the Owner is a Custodial IRA) is no longer the Beneficiary (Beneficiary of the custodial account, if the Owner is a Custodial IRA) when the Annuity Date is reached, due to a Beneficiary change after a divorce then that Covered Person cannot become an Annuitant.

Lifetime Withdrawals
Availability of Annual Lifetime Benefit Amount
Guaranteed Lifetime Withdrawal Date – The date on which the Company guarantees the Withdrawal Rate and on which you may begin receiving payments of the Annual Lifetime Benefit Amount. This date must be selected by the Owner and cannot be prior to the youngest Covered Person attaining age 59½. There is no Annual Lifetime Benefit Amount prior to the election of the Guaranteed Lifetime Withdrawal Date.
Annual Lifetime Benefit Amount when Contract Value is Greater than Zero
After the Guaranteed Lifetime Withdrawal Date, and as long as your Contract Value is greater than zero, the Annual Lifetime Benefit Amount is the maximum amount that may be withdrawn in the current Contract Year without being considered an Excess Withdrawal. Each withdrawal of the Annual Lifetime Benefit Amount will reduce your Contract Value.
On your Guaranteed Lifetime Withdrawal Date, your Annual Lifetime Benefit Amount equals:

•	the applicable Withdrawal Rate multiplied by

•	the Benefit Base.

Each time a withdrawal is made, we decrease the Annual Lifetime Benefit Amount for that Contract Year by such withdrawal. The remaining amount is called the “Remaining Annual Lifetime Benefit Amount” available for that Contract Year. Any Remaining Annual Lifetime Benefit Amount not withdrawn in a Contract Year is not available in later Contract Years.
Withdrawal Rate – On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate based on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person (or the youngest Covered Person for a joint life version of RetirePay). The Withdrawal Rate will not change once determined. Generally, the greater the number of years from the RetirePay Issue Date, and the older the Covered Person, the higher the Withdrawal Rate.
The Annual Lifetime Benefit Amount is recalculated on each Contract Anniversary after the recalculation of the Benefit Base. The calculation of the Benefit Base is explained in the Benefit Base section. The Annual Lifetime Benefit Amount is recalculated before any other transactions are processed on the Contract Anniversary. The Annual Lifetime Benefit Amount will change on a Contract Anniversary if the Benefit Base has changed since the prior Contract Anniversary.
In the Contract Year in which the Guaranteed Lifetime Withdrawal Date occurs, the entire Annual Lifetime Benefit Amount is available for withdrawal in that Contract Year.
For current Withdrawal Rates, see the applicable Rate Sheet Prospectus Supplement attached to your prospectus or Appendix H  depending upon your Issue Date.
Annual Lifetime Benefit Amount when Contract Value Reduces to Zero
If your Contract Value is reduced to zero due to an Excess Withdrawal, the Annual Lifetime Benefit Amount is no longer available. No further benefits will be payable under RetirePay, and RetirePay will terminate.
If your Contract Value is reduced to zero after the Guaranteed Lifetime Withdrawal Date due to a withdrawal that is not an Excess Withdrawal, or due to the application of any Contract and rider charges against your Contract Value, your Contract will enter the Settlement Phase. Once the Contract has entered the Settlement Phase, no death benefit will be available, no additional Purchase Payments will be allowed, and no additional charges for RetirePay will be assessed.

Payments During the Settlement Phase
When the Contract enters the Settlement Phase, we will first pay you any Remaining Annual Lifetime Benefit Amount for that Contract Year.
Effective as of your next Contract Anniversary:

•	The Annual Lifetime Benefit Amount will equal:

∘	the applicable Lifetime Guarantee Rate, multiplied by

∘	the Benefit Base.

•
We will begin paying you the Annual Lifetime Benefit Amount in monthly installments for the rest of the Covered Person’s life (or if the joint life version was elected, for the rest of the lives of both Covered Persons).

Lifetime Guarantee Rate – On the Guaranteed Lifetime Withdrawal Date, we will determine the Lifetime Guarantee Rate based on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person (or the youngest Covered Person for a joint life version of RetirePay). Generally, the greater the number of years from the RetirePay Issue Date, and the older the Covered Person, the higher the Lifetime Guarantee Rate. The Lifetime Guarantee Rate will not change once determined. For Contracts issued in New York, the Withdrawal Rate applies prior to and during the Settlement Phase while RetirePay is in effect. For Contracts issued in New York, all references to “Lifetime Guarantee Rate” are replaced with “Withdrawal Rate.”
If the Guaranteed Lifetime Withdrawal Date has not yet been selected by the Owner when you reach the Settlement Phase, then your next Contract Anniversary will be considered the Guaranteed Lifetime Withdrawal Date.
For Contracts with the joint life version, the Annual Lifetime Benefit Amount will be paid for the life of both Covered Persons. If an Owner dies after the Contract enters the Settlement Phase, and there is a surviving Covered Person, the Annual Lifetime Benefit Amount will be paid to the Beneficiary for the life of the surviving Covered Person. If the surviving Covered Person is not the Beneficiary (due to a Beneficiary change after a divorce or dissolution of a civil union or domestic partnership), the surviving Covered Person will have no rights to the Remaining Annual Lifetime Benefit Amount.
While you are receiving payments of the Annual Lifetime Benefit Amount in the Settlement Phase, the Contract will be considered to be in the Annuity Phase, payments will be treated as Annuity Payments, and the joint Covered Persons will be the Annuitants.
However, for Contracts held as an IRA or a Custodial IRA, if, at the time the Settlement Phase begins, the joint Covered Person is no longer the Beneficiary (or the Beneficiary of the custodial account if the Owner is a Custodial IRA), the joint Covered Person will not become an Annuitant and payments will cease upon death of the Owner (Annuitant if the Owner is a Custodial IRA). Therefore, any change in the Beneficiary due to a divorce could result in a payout based only on a single life even when the joint life version was elected.
If the monthly installment of the Annual Lifetime Benefit Amount is less than $100, the Annual Lifetime Benefit Amount may be paid at any other frequency acceptable to us, but not less frequently than annually, and will be equal to the Annual Lifetime Benefit Amount divided by the number of payments per year.
For current Lifetime Guarantee Rates, see the applicable Rate Sheet Prospectus Supplement attached to your prospectus or Appendix H  depending upon your Issue Date.
Benefit Base
The Benefit Base is the amount that we use to determine your Annual Lifetime Benefit Amount. The Benefit Base cannot be withdrawn or paid as a death benefit and is not an amount that is guaranteed to be returned to you.
The initial Benefit Base is equal to Purchase Payment as of the RetirePay Issue Date.
Effect of Subsequent Purchase Payments on Benefit Base
The Benefit Base will be recalculated with each subsequent Purchase Payment received after the RetirePay Issue Date. The Benefit Base, after the application of each subsequent Purchase Payment, will be equal to the Benefit Base immediately prior to the subsequent Purchase Payment, plus the amount of the subsequent Purchase Payment, net of any applicable taxes.

Restrictions on Subsequent Purchase Payments
After your first Contract Year and prior to your Guaranteed Lifetime Withdrawal Date, we limit the total dollar amount of subsequent Purchase Payments that can be applied to your Contract during each Contract Year to $10,000 per Contract Year.
Subsequent Purchase Payments may not be made on or after your Guaranteed Lifetime Withdrawal Date.
Effect of Withdrawals on Benefit Base
Contingent Deferred Sales Charges (CDSCs) may apply if any withdrawals exceed the Free Withdrawal Amount. CDSCs will not apply to an Annual Lifetime Benefit Amount that exceeds the Free Withdrawal Amount.
Withdrawals prior to the Guaranteed Lifetime Withdrawal Date:
Any withdrawal, including the Free Withdrawal Amount, that occurs prior to the Guaranteed Lifetime Withdrawal Date, will be an Excess Withdrawal and will reduce the Benefit Base.
Withdrawals after the Guaranteed Lifetime Withdrawal Date:
Any withdrawal taken after the Guaranteed Lifetime Withdrawal Date that is less than or equal to the Remaining Annual Lifetime Benefit Amount will not be considered an Excess Withdrawal and will not reduce the Benefit Base.
The portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the Annual Lifetime Benefit Amount in that Contract Year will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company for the current calendar year based solely on the fair market value of the Contract as defined in IRC Section 401(a)(9) and no other withdrawals are taken within the Contract Year. Any withdrawal that occurs after the cumulative withdrawals exceed the Annual Lifetime Benefit Amount in that Contract Year will also be an Excess Withdrawal and will reduce the Benefit Base
Impact of Excess Withdrawals
Any Excess Withdrawal will have a negative impact on the Benefit Base. An Excess Withdrawal will decrease the Benefit Base in the same proportion as the amount of the Excess Withdrawal (including CDSCs) divided by the Contract Value prior to the Excess Withdrawal. An Excess Withdrawal will reduce the Benefit Base by more than the dollar amount of the Excess Withdrawal when the Benefit Base is greater than the Contract Value. Unlike the proportional impact of an Excess Withdrawal on the Benefit Base, an Excess Withdrawal will reduce your Contract Value on a dollar-for-dollar basis.
See “Appendix F – RetirePay Examples” for a hypothetical example of the impact of an Excess Withdrawal on the Benefit Base.
Effect of Required Minimum Distribution (RMD) Withdrawals on Benefit Base
Any withdrawal taken to satisfy Required Minimum Distribution rules will not be considered an Excess Withdrawal and will not result in a reduction to the Benefit Base provided all the following conditions are met:

•	It must be taken as part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, with no other withdrawals occurring within the Contract Year;

•	It is taken after the Guaranteed Lifetime Withdrawal Date;

•	The RMD amount must be calculated by us based solely on the fair market value (as defined in the regulations under Code section 401(a)(9)) of the Contract;

•	The RMD must be the RMD calculated for the current calendar year.

Effect of Automatic Step-Up on the Benefit Base
The Benefit Base may increase due to an Automatic Step-Up on each Contract Anniversary, provided that the Age of the Covered Person (or the youngest Covered Person for a joint life version of RetirePay) on the last calendar day of the prior Contract Year does not exceed the maximum automatic step-up Age of 90.
You must elect one of two automatic step-up options at the RetirePay Issue Date. You may not discontinue or change the automatic step-up option elected.
Highest Anniversary Value Step-Up
If you elect the highest anniversary value step-up option, an automatic step-up will occur on the Contract Anniversary provided that on the last calendar day of the prior Contract Year the Contract Value exceeds the Benefit Base.
Any applicable automatic step-up will increase the Benefit Base to the Contract Value. When calculating the automatic step-up, the Contract Value that is compared to the Benefit Base will be determined after processing any transactions on the last calendar day of the prior Contract Year.
Highest Quarterly Value Step-Up
If you elect the Highest Quarterly Value Step-Up option, an automatic step-up will occur on the Contract Anniversary provided that the Contract Value, on the last calendar day of any Contract Year quarter within the prior Contract Year, exceeds the Benefit Base immediately before the automatic step-up.
Any applicable automatic step-up will increase the Benefit Base to the highest quarterly Contract Value that occurred during the prior Contract Year. When calculating the automatic step-up, the Contract Value for each Contract Year quarter that is compared to the Benefit Base will be determined after processing any transactions on the last calendar day of that Contract Year quarter.
Impact of Withdrawals on Highest Quarterly Value Step-Up
If the highest quarterly value step-up option has been elected, withdrawals may impact the highest quarterly value step-up. For the purpose of determining the highest quarterly value step-up, each quarterly Contract Value will be reduced by withdrawals taken after the last calendar day of that Contract Year quarter.
The quarterly Contract Value will be reduced by:

(a)	the total dollar amount of all withdrawals less than or equal to the Annual Lifetime Benefit Amount and any applicable RMDs that meet the conditions under the “Effect of Required Minimum Distribution (RMD) Withdrawals on Benefit Base” section, and

(b)	if applicable, an amount equal to the same percentage that the Contract Value is reduced as a result of an Excess Withdrawal. For example, if the Contract Value is reduced by 5% due to an Excess Withdrawal the quarterly Contract Value will also be reduced by an additional 5%.

If multiple withdrawals occur in a Contract Year, each quarterly value may be reduced multiple times.
For example, if you request a withdrawal during the second Contract Year quarter, your quarterly Contract Value for the first Contract Year quarter will be reduced by the withdrawal. If you then request another withdrawal during the third Contract Year quarter, your quarterly Contract Value for the first Contract Year quarter will be reduced again by the second withdrawal and your quarterly Contract Value for the second Contract Year quarter will also be reduced by that withdrawal.
See “Appendix F – RetirePay Examples” for a hypothetical example of the impact of withdrawals on the Highest Quarterly Value Step-Up.

RetirePay Charge
We will assess the RetirePay Charge on a quarterly basis in arrears. On the last calendar day of each Contract Quarter, a charge will be assessed against your Contract Value. The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base on such day (after taking into account any other transactions processed on such day).
If RetirePay terminates, except for a termination under sections (a), (b) and (c) under “RetirePay Termination,” a pro-rata portion of the RetirePay Charge will be assessed based on the number of days from the first calendar day of the current Contract quarter to the date of termination. If RetirePay terminates under sections (a), (b) and (c) under “Termination of Rider,” the charge is waived. If you reach your Latest Permitted Annuity Date, and your Contract Value is applied to an Annuity Option described under the Latest Permitted Annuity Date section of below, the RetirePay Charge is also waived. Once RetirePay has terminated, there will be no further RetirePay Charges assessed.
We deduct the RetirePay Charge pro-rata from each Sub-Account in which you are invested.
The maximum annualized RetirePay Charge is shown in the following table. For current RetirePay Charges, see the applicable Rate Sheet Prospectus Supplement attached to your prospectus or Appendix H  depending upon your Issue Date.

Maximum
RetirePay Charge (as a percentage of Benefit Base)
Single Life Highest Anniversary Value Step-up	2.50%(1)
Joint Life Highest Anniversary Value Step-up	2.50%(1)
Single Life Highest Quarterly Value Step-up	2.50%(1)
Joint Life Highest Quarterly Value Step-up	2.50%(1)
(1)	We deduct the quarterly portion of this annualized charge from your Contract Value on a quarterly basis in arrears.
Contract Continuation
If the joint life version of RetirePay is elected and a Covered Person continues the Contract under the death benefit provisions section of the Contract, RetirePay will also continue as long as it was in effect at the time of the continuation. The Covered Person is eligible to receive the Annual Lifetime Benefit Amount each year for the remainder of his or her life, provided RetirePay is not terminated.
If the joint life version of RetirePay is elected and you, as IRA Custodian, continue the Contract under the death benefit provisions section of the Contract, and the deceased Annuitant’s surviving spouse is also a Covered Person, RetirePay will also continue as long as it was in effect at the time of the continuation. You are guaranteed to receive the Annual Lifetime Benefit Amount each year for the remainder of the Covered Person’s life, provided RetirePay is not terminated.
If you (Annuitant for a Custodial IRA) die before the Guaranteed Lifetime Withdrawal Date and if the Contract is continued, then the Guaranteed Lifetime Withdrawal Date elected by the Owner of the continued Contract will determine the Withdrawal Rate and Lifetime Guarantee Rate for the Contract.
If you (Annuitant for a Custodial IRA) die on or after the Guaranteed Lifetime Withdrawal Date and if the Contract is continued, then the Withdrawal Rate and Lifetime Guarantee Rate that apply after the continuation will be the same as the Withdrawal Rate and Lifetime Guarantee Rate in effect prior to the continuation.

Latest Permitted Annuity Date
If RetirePay is in effect, you have reached the Latest Permitted Annuity Date of your Contract, and your Contract Value has not reached zero, one of the following additional Annuity Options will be available to you based upon the number of Covered Persons still living. Unless you direct us otherwise, we will automatically pay you Annuity Payments under an installment refund Annuity Option based upon the number of Covered Persons still living.
One (1) Covered Person – Installment Refund
Beginning on the Annuity Date, we will make Annuity Payments equal to the amount of the Annual Lifetime Benefit Amount for the life of the Annuitant. Annuity Payments cease upon the death of the Annuitant, subject to the installment refund guarantee. The installment refund guarantees upon the death of the Annuitant, if the total of all Annuity Payments made is less than the Contract Withdrawal Value on the Latest Permitted Annuity Date, Annuity Payments will continue to be paid in the same amount and at the same frequency then in effect, until the total Annuity Payments made is equal to the Contract Withdrawal Value on the Latest Permitted Annuity Date. The Beneficiary(ies) may instead elect to receive the commuted value calculated as shown on the Guaranteed Lifetime Withdrawal Benefit Contract schedule, of any remaining Annuity Payments in a lump sum. If the total of all Annuity Payments made is equal to or greater than the Contract Withdrawal Value on the Latest Permitted Annuity Date, no additional Annuity Payments will be made.
Two (2) Covered Persons – Installment Refund
Beginning on the Annuity Date, we will make Annuity Payments equal to the amount of the Annual Lifetime Benefit Amount for the life of the Annuitant and the joint Annuitant. Annuity Payments cease upon the death of the surviving Annuitant, subject to the installment refund guarantee. The installment refund guarantees upon the death of the last surviving Annuitant, if the total of all Annuity Payments made is less than the Contract Withdrawal Value on the Latest Permitted Annuity Date, Annuity Payments will continue to be paid in the same amount and at the same frequency then in effect, until the total Annuity Payments made is equal to the Contract Withdrawal Value on the Latest Permitted Annuity Date. The Beneficiary(ies) may instead elect to receive the commuted value calculated as shown on the Guaranteed Lifetime Withdrawal Benefit Contract schedule, of any remaining Annuity Payments in a lump sum. If the total of all Annuity Payments made is equal to or greater than the Contract Withdrawal Value on the Latest Permitted Annuity Date, no additional Annuity Payments will be made.
However, for Qualified Contracts and Contracts held as Custodial IRAs, if the Covered Person, who is not the Owner (Annuitant if the Owner is a Custodial IRA), is no longer the Beneficiary (Beneficiary of the custodial account if the Owner is a Custodial IRA) when the Latest Permitted Annuity Date is reached (due to a Beneficiary change after a divorce), this section will apply as if that Covered Person were no longer living. Therefore, any change in the Beneficiary after a divorce could result in a payout based only on a single life even when the joint life version was elected. See “The Annuity Phase – Limitations on Payment Options.”
RetirePay Termination
RetirePay will terminate upon the earliest of:

(a)	Death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) unless the joint life version of RetirePay is in effect and the Contract is continued under the death benefit provisions section of the Contract and in accordance with the Contract continuation provisions of RetirePay;

(b)	Death of the Owner (or the Annuitant if the Owner is a non-natural person) after the Contract has been continued by the surviving spouse or an IRA Custodian;

(c)	The date you apply your Contract Value to an Annuity Option, unless you are receiving payments under one of the Annuity Options under RetirePay at the Latest Permitted Annuity Date, in which case, RetirePay will terminate upon the last Annuity Payment;

(d)	In most states, upon a change in ownership (or assignment) of the Contract, unless:

(i)	the new Owner or assignee assumes full ownership of the Contract and is essentially the same person as the previous Owner, (e.g. an individual ownership changed to a personal revocable trust, a change to a court appointed guardian representing the Owner during the Owner’s lifetime, etc.);

(ii)	the assignment is for an exchange under IRC Section 1035 (i.e., RetirePay may continue during the temporary assignment period and not terminate until the Contract is fully surrendered);

(iii)	the Contract is transferred to a spouse (or domestic partner or civil union partner for Non-Qualified Contracts) and the new Owner was a Covered Person as of the RetirePay Issue Date; or

(iv)	the Contract is transferred to a spouse (or domestic partner or civil union partner for Non-Qualified Contracts) or to a former spouse in connection with a divorce (or dissolution of a civil union or domestic partnership for Non-Qualified Contracts) and the new Owner was a Covered Person as of the RetirePay Issue Date.

(e)	The date we receive a Written Request to terminate RetirePay.

(f)	Termination of the Contract to which RetirePay is attached.

If RetirePay is terminated, it cannot be re-elected at a later date. See “Appendix G – State Variations of Certain Contract Features.”
Important RetirePay Considerations
This feature may not be appropriate for all Owners. You should understand RetirePay completely before you elect this feature. In particular, please note the following:

•
RetirePay does not in any way guarantee the performance of any of the investment choices available under the Contract. The guarantees apply to the Benefit Base and the Annual Lifetime Benefit Amount, which are subject to limitations in terms of your ability to access those values.

•
Postponing withdrawals may positively impact the Annual Lifetime Benefit Amount (e.g., because of higher Withdrawal Rates when you are older). However, if you postpone taking withdrawals, you may limit the value of this feature because your remaining life expectancy shortens as you age.

•
Payments of the Annual Lifetime Benefit Amount will first be made from your Contract Value. Our obligation to pay you more than your Contract Value, while RetirePay is in effect, will only arise if your Contract Value is reduced to zero and there is still a Benefit Base remaining.

•
Excess Withdrawals may significantly reduce or eliminate the value of the guarantees provided by RetirePay. Please consider the value of future withdrawals that you will need in deciding whether to elect RetirePay or the dollar amount of the Purchase Payments you apply to this Contract.

•	Because the RetirePay Charge is a percentage of the Benefit Base, the positive effect of an increase in the Benefit Base will be partially offset by an increase in the cost of the benefit.

•	If you plan on making additional Purchase Payments, you should consider the limitations on subsequent Purchase Payments when RetirePay is in effect.

•	Your investment allocations are restricted. You should consider these restrictions when deciding whether to elect RetirePay.

•
If the joint life version of RetirePay is purchased, a later divorce or dissolution of a civil union or domestic partnership may adversely impact the benefits of RetirePay, including possibly terminating the benefit, or resulting in a payment for only a single life, even though the joint life version was selected.

•
The Benefit Base is the amount that we use to determine your Annual Lifetime Benefit Amount. The Benefit Base cannot be withdrawn or paid as a death benefit and is not an amount that is guaranteed to be returned to you.

•	In states where a change of ownership does not terminate RetirePay, such a change may adversely impact the benefits provided by RetirePay.

•	For mathematical examples illustrating how RetirePay operates, see Appendix F.

•	Please consult with a qualified financial professional when evaluating RetirePay.

Withdrawals
Your ability to take a withdrawal may be restricted by certain provisions of the IRC. Income taxes, tax penalties, a CDSC and certain restrictions may apply to any withdrawal you make.
During the Accumulation Phase you may make either partial or full withdrawals of your Contract Value. When making a partial withdrawal, you must withdraw at least $100 or your entire Contract Value in a Sub-Account, if less. We reserve the right to increase the minimum withdrawal amount to $500 upon thirty (30) calendar days advance notice. We will exercise this right should we see a significant increase in withdrawal activity by Owners that leads to an increase in cost to administer the Contract. If we exercise this right, we will do so in the same manner for all Owners, and we will provide Owners with prior Written Notice of our decision to increase the minimum withdrawal amount.
You may make a partial withdrawal only if at least $2,000 in Contract Value remains following the partial withdrawal, unless the partial withdrawal:

•	is the payment of the Annual Lifetime Benefit Amount under RetirePay,

•	the withdrawal is an RMD, or

•	is made under a SWP intended to qualify as a series of substantially equal periodic payments for purposes of avoiding the additional 10% tax applicable to distributions that occur prior to age 59½.

If you have elected RetirePay, and you make a partial withdrawal, we require the withdrawal to be taken from the Sub-Accounts according to the ratio that your Contract Value in each Sub-Account bears to your Contract Value.
If you have Contract Value allocated to the DCA Fixed Account, and you make a partial withdrawal, we require the withdrawal to be taken from the Sub-Accounts and the DCA  Fixed Account  according to the ratio that your Contract Value in each Sub-Account and the DCA  Fixed Account bears to your Contract Value.
When a partial withdrawal is made from a Contract, we reflect the withdrawal as (a) a dollar-for-dollar reduction in the Contract Value (b) a pro rata reduction of the value of the Contract’s death benefit and (c) if you have RetirePay, a potential reduction to the Benefit Base (the amount of which depends on the timing and amount of the withdrawal). See “Benefits Available Under The Contract – MassMutual RetirePaySM.” When you make a partial withdrawal, we determine the number of Accumulation Units for each Sub-Account that correspond to the dollar amount of the withdrawal, and reduce the Accumulation Units credited to you by that number.
When you make a full withdrawal you will receive your Contract Value:

•	less any applicable CDSC;

•	less any applicable Premium Tax;

•	less any applicable annual contract maintenance charge; and

•	less any Purchase Payments we credited to your Contract that have not cleared the bank, until they clear the bank.

See “Appendix B – Contingent Deferred Sales Charge (CDSC) Example.”
Requests in Writing
To request a withdrawal in writing, submit either a partial withdrawal or full withdrawal form in Good Order to our Service Center. If your withdrawal involves an exchange or transfer of assets to another financial institution, we also require a “letter of acceptance” from the financial institution.
Requests by Other Means
You may request certain partial and total withdrawals by other means we authorize such as email, telephone, or fax. Contact our Service Center for details.

Withdrawal Effective Date
Your withdrawal is effective on the Business Day we receive it in Good Order at our Service Center:

•	a partial withdrawal form or full withdrawal form acceptable to us; and

•	if applicable, a “letter of acceptance.”

If we receive this/these item(s) at our Service Center on a Non-Business Day or after the Close of Business, your withdrawal request will be effective on the next Business Day. For email, telephone or fax requests, your withdrawal is effective on the Business Day we receive your request in Good Order, provided it is received prior to the Close of Business. For requests received after the Close of Business, your withdrawal will be effective on the next Business Day.
Delivery of Withdrawal Amount
We will pay any withdrawal amount within seven calendar days of the withdrawal effective date unless we are required to suspend or postpone withdrawal payments. See “Other Information – Payments We Make.”
We will generally pay any full or partial withdrawal to the Owner, unless you direct otherwise. If the Owner is a non-natural person, withdrawals will be paid to the Owner.
Systematic Withdrawal Program
For detailed rules and restrictions pertaining to this program and instructions for electing the program contact our Service Center.
The Systematic Withdrawal Program (SWP) allows you to set up automatic periodic withdrawals from your Contract Value.
We will take any withdrawal under this program proportionally from your Contract Value in your selected investment choices.
Your SWP will end:

•	if you withdraw your total Contract Value;

•	if we receive, in Good Order, a notification of the Owner’s death;

•	if we receive, in Good Order, a notification of the Annuitant’s death if the Owner is a non-natural person;

•	if we process the last withdrawal for the period you selected, if applicable;

•
if the next withdrawal will lower your Contract Value below the minimum Contract Value we allow following a partial withdrawal, unless your withdrawal is a RMD or is made under a SWP intended to qualify as a series of substantially equal periodic payments for purposes of avoiding the additional 10% tax applicable to distributions that occur prior to age 59½;

•	if you apply your Contract Value to an Annuity Option; or

•
if you give us a Written Request or request over the telephone, in Good Order, to terminate your program any time on or before the next withdrawal date. If your Contract is a Beneficiary IRA, your SWP cannot be terminated.

Taxes
The information in this prospectus is general and is not an exhaustive discussion of all tax questions that might arise under the Contract. The information is not written or intended as tax or legal advice. You should consult a tax adviser about your own circumstances. In addition, we do not profess to know the likelihood that current federal income tax laws and Treasury Regulations or the current interpretations of the Internal Revenue Code, Regulations, and other guidance will continue. We cannot make any guarantee regarding the future tax treatment of any contract. We reserve the right to make changes in the Contract to assure that it continues to qualify as an annuity for tax purposes.
No attempt is made in this prospectus to consider any applicable state or other tax laws.
Taxation of the Company
MassMutual is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (IRC). For federal income tax purposes, the Separate Account is not a separate entity from MassMutual, and its operations form a part of MassMutual.
Investment income and any realized gains on Separate Account assets generally are reflected in the Contract Value, although treated as accruing to the Company and not to you. As a result, no taxes are due currently on interest, dividends and short or long-term gains earned by the Separate Account with respect to your Contract. The Company may be entitled to certain tax benefits related to the investment of Company assets, including assets of the Separate Account. These tax benefits, which may include foreign tax credits and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
Annuities in General
Annuity contracts are a means of both setting aside money for future needs – usually retirement – and for providing a mechanism to administer the payout of those funds. Congress recognized how important providing for retirement was and created special rules in the IRC for annuities. Simply stated, these rules provide that you will generally not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral.
Diversification
IRC Section 817(h) imposes certain diversification standards on the underlying assets of variable annuity contracts. The IRC provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. Disqualification of the Contract as an annuity contract would result in a loss of tax deferral, meaning the imposition of federal income tax to the Owner with respect to earnings under the Contract prior to the receipt of payments under the Contract. We intend that all investment portfolios underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.
Investor Control of Assets
For variable annuity contracts, tax deferral also depends on the insurance company, and not you, having control of the assets held in the Separate Accounts. You can transfer among the Sub-Accounts but cannot direct the investments each underlying Fund makes. If you have too much investor control of the assets supporting the Separate Account Funds, then you will be taxed on the gain in the Contract as it is earned rather than when it is withdrawn. The IRS has provided some guidance on investor control by issuing Revenue Rulings 2003-91 and 2003-92, but some issues remain unclear. One unanswered question is whether an Owner will be deemed to own the assets in the contract if a variable contract offers too large a choice of Funds in which to invest, and if so, what that number might be. We do not know if the IRS will issue any further guidance on this question. We do not know if any guidance would have a retroactive effect. Consequently, we reserve the right to modify the Contract, as necessary, so that you will not be treated as having investor control of the assets held under the Separate Account.

Non-Qualified Contracts
Your Contract is referred to as a Non-Qualified Contract if you do not purchase the Contract under a qualified plan such as an Individual Retirement Annuity (IRA) or Roth IRA.
Qualified Contracts
Your Contract is referred to as a Qualified Contract if it is purchased under a qualified retirement plan (qualified plan) such as an Individual Retirement Annuity (IRA) or Roth IRA. Qualified plans are subject to various limitations on eligibility, contributions, transferability and distributions based on the type of plan. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of such an investment.
Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.
Contracts issued under a qualified plan include special provisions restricting Contract provisions that may otherwise be available as described in this prospectus. Generally, Contracts issued under a qualified plan are not transferable. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from Qualified Contracts. See “Taxes – Taxation of Qualified Contracts.”
Eligible rollover distributions from an IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan may generally be rolled over into another IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan, if permitted by the plan.
These amounts may be transferred directly from one qualified plan or account to another, or as an indirect rollover, in which the plan participant receives a distribution from the qualified plan or account, and reinvests it in the receiving qualified plan or account within 60 days of receiving the distribution.
IRC Section 408(d)(3)(B) provides that an individual is only permitted to make one indirect rollover from an IRA to another IRA in any 1-year period. The IRS previously applied this limitation on an IRA-by-IRA basis, allowing a taxpayer to make an indirect rollover from an IRA, so long as he or she had not made an indirect rollover from that same IRA within the preceding 1-year period, even if he or she had made indirect rollovers from a different IRA. Effective for distributions on or after January 1, 2015 the limitation applies on an aggregate basis, meaning that an individual cannot make an indirect rollover from one IRA to another if he or she has made an indirect rollover involving any IRA (including a Roth, SEP, or SIMPLE IRA) within one year.
It is important to note that the one rollover per year limitation does not apply to amounts transferred directly between IRAs in a trustee-to-trustee transfer.
On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts we sell in connection with employer-sponsored qualified plans use annuity tables which do not differentiate on the basis of sex. Such annuity tables are also available for use in connection with certain non-qualified deferred compensation plans.
Following are general descriptions of the types of qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of your investment. The contribution limits referenced in the plan descriptions below are the limits for 2023, and may change in subsequent years.

Individual Retirement Annuities
IRC Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). IRAs are subject to limitations on eligibility, contributions, transferability and distributions. See “Taxes – Taxation of Qualified Contracts.” IRA contributions are limited to the lesser of $6,500 or 100% of compensation, and an additional catch-up contribution of $1,000 is available for individuals age 50 and over. Contributions are deductible, unless you are an active participant in a qualified plan and your modified adjusted gross income exceeds certain limits. Contracts issued for use with IRAs are subject to special requirements by the IRC, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. You should consult a tax adviser as to the tax treatment and suitability of such an investment.
SEP IRAs
IRC Section 408(k) permits certain employers to establish IRAs for employees that qualify as Simplified Employee Pension (SEP) IRAs. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. SEP IRAs are treated as defined contribution plans for purposes of the limits on employer contributions. Employer contributions cannot exceed the lesser of:

•	$66,000; or

•	25% of compensation (a maximum of $330,000 of compensation may be considered).

The employee may treat the SEP account as a traditional IRA and make deductible and non-deductible contributions if the general IRA requirements are met. SEP IRAs are subject to additional restrictions, including on items such as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.
SIMPLE IRAs
IRC Section 408(p) permits certain small employers to establish a Savings Incentive Match Plan for Employees (SIMPLE) IRA. SIMPLE IRA plans permit employees to make elective contributions only through a qualified salary reduction agreement.
Employers can make contributions to the plan through either matching contributions or non-elective contributions. An employee’s annual elective salary reduction contributions are limited to the lesser of $15,500 or 100% of compensation, and an additional catch-up contribution is available for individuals age 50 and over, up to the lesser of $3,500 or total compensation less any other elective deferrals. Elective contributions made to a SIMPLE IRA are counted against the overall limit on elective deferrals by any individual (the lesser of $22,500 or 100% of compensation). The employer must make certain matching contributions or non-elective contributions to the employee’s account. SIMPLE IRAs are subject to additional restrictions, including on items such as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to tax treatment and suitability of such an investment.
Roth IRAs
IRC Section 408A permits eligible individuals to contribute to a non-deductible IRA, known as a Roth IRA. Roth IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Roth IRA contributions are limited to the lesser of $6,500 or 100% of compensation, and an additional catch-up contribution of $1,000 is available for individuals age 50 or over. The maximums are decreased by any contributions made to a traditional IRA for the same tax year. Lower maximum Roth IRA contribution limits apply to individuals whose modified adjusted gross income exceeds certain limits. Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, known as a conversion. The individual must pay tax on any portion of the IRA being rolled over that represents income or previously deductible IRA contributions. The determination of taxable income is based on the fair market value of the IRA at the time of the conversion. See “Taxes – Required Minimum Distributions for Qualified Contracts” for information on the determination of the fair market value of an annuity contract that provides additional benefits (such as certain living or death benefits). You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Taxation of Non-Qualified Contracts
You, as the Owner of a non-qualified annuity, will generally not be taxed on any increases in the value of your Contract until a distribution occurs. There are different rules as to how you are taxed depending on whether the distribution is a withdrawal or an Annuity Payment.
Withdrawals
The IRC generally treats any withdrawal (1) allocable to investment in the Contract made after August 13, 1982 in an annuity contract entered into prior to August 14, 1982 and (2) from an annuity contract entered into after August 13, 1982, as first coming from earnings and then from your investment in the Contract. The withdrawn earnings are subject to tax as ordinary income.
Annuity Payments
Annuity Payments occur as the result of the Contract reaching its annuity starting date. Non-annuitized life expectancy distributions made to a Beneficiary, under a Non-Qualified Beneficiary Annuity SWP program that we administer, are also treated as Annuity Payments. A portion of each Annuity Payment is treated as a partial return of your investment in the Contract and is not taxed. The remaining portion of the Annuity Payment is treated as ordinary income. The Annuity Payment is divided between these taxable and non-taxable portions based on the calculation of an exclusion amount. The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.
The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. If, in any year, total payments received under a variable Annuity Option are less than the exclusion amount allocable to that year, Treasury Regulations allow you to choose to recalculate your exclusion amount in subsequent years, by filing a statement with your income tax return. We will continue to report distributions using the exclusion amount as originally calculated. For additional information, please consult with your tax advisor and see IRS Publication 939. Annuity Payments received after you have recovered all of your investment in the Contract are fully taxable.
The IRC also provides that any amount received (both Annuity Payments and withdrawals) under an annuity contract which is included in income may be subject to an additional income tax. The amount of the additional tax is an additional tax equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the additional tax. They include any amounts:

(1)	paid on or after you reach age 59½;

(2)	paid to your Beneficiary after you die;

(3)	paid if you become totally disabled (as that term is defined in the IRC);

(4)	paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or life expectancy or for the joint lives or joint life expectancies of you and your designated Beneficiary. Annuity Payments may qualify for this exception if they satisfy the RMD rules applicable to Annuity Payments from qualified plans and IRAs;

(5)	paid under an immediate annuity; or

(6)	which come from investment in the Contract made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% additional tax), but for the exception, plus interest for the tax years in which the exception was used.  A withdrawal outside of the series of substantially equal period payments, or an additional Purchase Payment into your Contract, may be considered an impermissible modification. However, after 2023, a tax-free rollover or transfer to another qualified plan or IRA, from which a series of substantially equal periodic payments is received, will not result in a modification if the combined distributions from the old and new arrangements continue to satisfy the exception.  The rules governing substantially equal periodic payments are complex. You should consult a tax adviser for more specific information.

Multiple Contracts
The IRC provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same owner by one company or its affiliates are treated as one deferred annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. This rule does not apply to immediate annuities.
Tax Treatment of Assignments
An assignment or pledge of a Contract may be a taxable event. You should consult a tax adviser if you wish to assign or pledge your Contract. Annuity contracts issued after April 22, 1987 that are transferred for less than full and adequate consideration (including gifts) are subject to tax to the extent of gain in the Contract. This does not apply to transfers between spouses or certain transfers incident to a divorce under IRC Section 1041.
Distributions After Death of an Owner
In order to be treated as an annuity contract for federal income tax purposes, IRC Section 72(s) requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, IRC Section 72(s) requires that:

(a)	if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and

(b)	if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death.

These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. The Non-Qualified Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
Taxation of Qualified Contracts
If you have no cost basis for your interest in a Qualified Contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for all or some of your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total Contract Value. Special tax rules may be available for certain distributions from a qualified plan.
IRC Section 72(t) imposes a 10% additional income tax on the taxable portion of any distribution from qualified plans, including Contracts issued and qualified under IRC Sections 408 (IRAs) and 408A (Roth IRAs). With respect to SIMPLE IRAs, the 10% additional tax is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. Exceptions from the additional tax are as follows:

(1)	distributions made on or after you reach age 59½;

(2)	distributions made after your death;

(3)	distributions made that are attributable to the employee being disabled as defined in the IRC;

(4)	after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary (in applying this exception to distributions from IRAs, a severance of employment is not required). Annuity Payments may qualify for this exception if they satisfy the RMD rules applicable to Annuity Payments from qualified plans and IRAs;

(5)	distributions made to you up to the amount allowable as a deduction to you under IRC Section 213 for amounts you paid during the taxable year for medical care;

(6)	distributions made on account of an IRS levy made on a qualified retirement plan or IRA;

(7)	distributions from an IRA for the purchase of medical insurance (as described in IRC Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days;

(8)	certain qualified reservist distributions;

(9)	distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in IRC Section 72(t)(7)) for the taxable year;

(10)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in IRC Section 72(t)(8));

(11)	distributions which are qualified birth or adoption distributions (as defined in IRC Section 72(t)(2)(H)). Such distributions can be recontributed within the three year period beginning on the date received;

(12)	certain distributions made after December 31, 2023 for emergency personal expenses (as provided in IRC Section 72(t)(2)(I)). Such distributions can be recontributed within the three-year period beginning on the date received;

(13)	eligible distributions made after December 31, 2023 to you if you are a victim of domestic abuse (as provided in IRC Section 72(t)(2)(K)). Such distributions may be recontributed within the three-year period beginning on the date received;

(14)	distributions made to you if you are a terminally ill individual (as provided in IRC Section 72(t)(2)(L)). Such distributions may be recontributed within the three-year period beginning on the date received; and

(15)	distributions that are qualified disaster recovery distributions under IRC Section 72(t)(2)(M). Such distributions may be recontributed within the three-year period beginning on the date received.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% additional tax) but for the exception, plus interest for the tax years in which the exception was used.  A withdrawal outside of the series of substantially equal period payments, or an additional purchase payment into your contract, may be considered an impermissible modification. However, after 2023, a tax-free rollover or transfer to another qualified plan or IRA, from which a series of substantially equal periodic payments is received, will not result in a modification if the combined distributions from the old and new arrangements continue to satisfy the exception.  The rules governing substantially equal periodic payments are complex. You should consult a tax adviser or IRS Notice 2022-6 for more specific information.
Required Minimum Distributions for Qualified Contracts
For Qualified Contracts other than Roth IRAs, distributions generally must begin no later than April 1st of the calendar year following the later of:

(1)	the calendar year in which you attained the “applicable age” as defined in IRC Section 401(a)(9); or

(2)	the calendar year in which you retire.

If you attain age 72 after 2022 and age 73 before 2033, your applicable age is 73. If you attain age 74 after 2032, your applicable age is 75. Due to conflicting language in the SECURE 2.0 Act, enacted in December 2022, it is unclear whether the applicable age for an individual born in 1959 is 73 or 75. Previously, the age at which RMDs were required to begin was 70½ for those born before July 1, 1949, and 72 for those born after June 30, 1949 and before January 1, 1950.
The date set forth in (2) does not apply to an IRA or to a five percent owner of the employer maintaining the plan. Required distributions generally must be over a period not exceeding your life or life expectancy or the joint lives or joint life expectancies of you and your designated Beneficiary. Upon your death, additional distribution requirements are imposed. If your Contract is held as a Roth IRA, there are no RMDs during your life. However, upon your death your Beneficiary is subject to RMD requirements. If RMDs are not made, a penalty tax of up to 25% is imposed on the amount that should have been distributed.
These rules were significantly changed under the Setting Every Community Up for Retirement Enhancement (SECURE) Act, enacted in late 2019, and differ for Qualified Contracts when death occurs after December 31, 2019 versus those where death occurred on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement).

Where the Owner’s death occurred on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), if the Contract had not yet entered the Annuity Phase and death occurred after the required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of the Owner’s death, or over the life or life expectancy of the designated Beneficiary. If the Contract had not entered the Annuity Phase and death occurred before the required beginning date, the remaining interest must be distributed within five years or over the life or life expectancy of the designated Beneficiary. If the Owner’s death occurred after the Contract had entered the Annuity Phase, distributions must be made at least as rapidly as under the method in effect at the time of the Owner’s death.
If your death occurs after December 31, 2019 (after December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement) and your designated Beneficiary is not an “Eligible Designated Beneficiary” as defined in IRC Section 401(a)(9), the remaining interest must be distributed within ten years, regardless of whether your death occurs before or after your required beginning date or whether your Contract had entered the Annuity Phase.  In addition, if your death occurs on or after your required beginning date, proposed regulations under IRC Section 401(a)(9) would require annual RMDs during the ten year distribution period.  If your designated Beneficiary is considered an Eligible Designated Beneficiary, the remaining interest must be distributed within ten years or over the life or life expectancy of the designated Beneficiary.  We only offer a life or life expectancy distribution option to a designated Beneficiary who either (1) is the surviving spouse of the deceased qualified plan participant or IRA Owner or, (2) is not more than ten years younger than the deceased qualified plan participant or IRA Owner. In the future, we may allow additional classes of Eligible Designated Beneficiaries to elect a life or life expectancy distribution option.
If your death occurs after December 31, 2019 (after December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement) and you do not have a designated Beneficiary (including where your estate or certain trusts are the Beneficiary), the pre-2019 distribution rules generally apply. If your Contract has not yet entered the Annuity Phase and death occurs after your required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of your death. If the Contract has not yet entered the Annuity Phase and your death occurs before your required beginning date, the remaining interest must be distributed within five years. If your death occurs after your Contract has entered the Annuity Phase, distributions must be made at least as rapidly as under the method in effect at the time of your death.
The Regulations under IRC Section 401(a)(9) include a provision that could increase the dollar amount of RMDs for individuals who fund their IRA or qualified retirement plan with an annuity contract. During the Accumulation Phase of the annuity Contract, Treasury Regulations Section 1.401(a)(9)-6, Q&A-12 requires that individuals add the actuarial present value of any additional benefits provided under the annuity (such as certain living or death benefits) to the dollar amount credited to the Owner or Beneficiary under the Contract in order to determine the fair market value of the Contract. A larger fair market value will result in the calculation of a higher RMD amount. You should consult a tax adviser to determine how this may impact your specific circumstances.
Taxation of Death Benefit Proceeds
Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows:

•
if distributed under Death Benefit Payment Option 1 (lump sum) or Option 2 (payment within five years of the date of the Owner’s death), they will be treated in the same manner as a withdrawal from the Contract; or

•	if distributed under Death Benefit Payment Option 3, they will be treated as Annuity Payments.

Section 1035 Tax Free Exchanges
IRC Section 1035 provides that a life insurance, endowment, or annuity contract may be exchanged for an annuity contract on a tax free basis. When this type of exchange occurs, the gain in the original contract is preserved in the new contract by transferring the cost basis under the original contract to the new contract. The IRS has provided guidance on the partial exchange of an annuity contract for another annuity contract. According to the guidance, partial exchanges occurring on or after October 24, 2011 will be tax free if no distribution takes place from either contract within 180 days after the exchange. If a distribution occurs within 180 days after the exchange, the IRS will apply general tax principles to determine the tax treatment of the transfer. The limitation on distributions within 180 days does not apply to Annuity Payments that are based on life expectancy or on a period certain of ten or more years. You should consult a tax adviser before entering into any 1035 exchange.

Partial exchanges which occurred prior to October 24, 2011 were subject to more restrictive guidance. You should consult a tax adviser if you have questions regarding the taxation of a prior exchange.
Beginning January 1, 2010, the Pension Protection Act of 2006 permits the exchange of an annuity contract for a qualified long-term care contract to qualify as a tax free 1035 exchange. However, if an annuity contract has entered the Annuity Phase, there is uncertainty and a lack of guidance regarding whether the exchange can qualify. Therefore, if an annuity contract has entered the Annuity Phase and the Contract or the resulting Annuity Payments are exchanged for a qualified long-term care contract, we will not treat that as a tax free 1035 exchange.
The IRS has also issued guidance allowing a Beneficiary of a non-qualified annuity contract to enter into a 1035 exchange of the death benefit for a new annuity contract, provided that the new contract will be administered as if the Owner is deceased for purposes of the death benefit requirements of IRC Section 72(s). In order to allow the death benefit under a non-qualified annuity contract to be exchanged, we may require additional documentation from the issuer of the new contract, in order to ensure that this requirement is met.
Income Tax Reporting and Withholding
Federal law requires that we file an information return on Form 1099-R with the IRS (with a copy to you) reporting any taxable amounts paid to you under the annuity contract. By January 31 of the calendar year following the year of any payment(s), we will issue the Form 1099-R to the Owner of the annuity contract. Following the death of the Owner the Form 1099-R will be sent to each Beneficiary who receives a payment under the Contract.
The portion of any distribution that is includible in the gross income of the Owner is subject to federal income tax withholding. The amount of the withholding depends on the type of distribution. Withholding for periodic payments is at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Distributions from certain retirement plans, excluding IRAs, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding.
The 20% withholding requirement generally does not apply to:

•	a series of substantially equal payments made at least annually for:

∘	the life or life expectancy of the Owner, or joint and last survivor expectancy of the Owner and a designated Beneficiary, or

∘	for a specified period of ten years or more;

•	distributions which are RMDs;

•	hardship distributions from a 401(k) plan; or

•	distributions that are qualified birth or adoption distributions as defined in IRC Section 72(t)(2)(H).

You should consult a tax adviser regarding withholding requirements.
Generation Skipping Transfer Tax Withholding
Under certain circumstances, the IRC may impose a generation skipping transfer tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Medicare Hospital Insurance Tax
A Medicare Hospital Insurance Tax (known as the Unearned Income Medicare Contribution) applies to all or part of a taxpayer’s net investment income, at a rate of 3.8%, when certain income thresholds are met. Net investment income is defined to include, among other things, non-qualified annuities and net gain attributable to the disposition of property. Under final tax regulations, the taxable portion of any distribution from a non-qualified annuity contract – including withdrawals and Annuity Payments – is included in net investment income. Net investment income also includes the gain from the sale of a non-qualified annuity contract. Under current guidance, we are required to report to the IRS whether a distribution is potentially subject to the tax. You should consult a tax adviser as to the potential impact of the Medicare Hospital Insurance Tax on your Contract.
Non-Resident Aliens and Foreign Entities
Generally, a distribution from a Contract to a non-resident alien or foreign entity is subject to federal tax withholding at a rate of 30% of the amount of income that is distributed. A non-resident alien is a person who is neither a citizen, nor a resident, of the United States of America (U.S.). We are required to withhold the tax and send it to the IRS. Some distributions to non-resident aliens or foreign entities may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on Form W-8BEN (or the equivalent form), providing us with:

(1) proof of residency (in accordance with IRS requirements), and

(2) the applicable taxpayer identification number.

If the above conditions are not met, we will withhold 30% of the income from the distribution. Additionally, under the Foreign Account Tax Compliance Act effective July 1, 2014, U.S. withholding may occur with respect to certain foreign entity Owners (including foreign financial institutions and non-financial foreign entities (such as corporations, partnerships, and trusts)) at a 30% rate without regard to lower treaty rates.
Civil Unions and Domestic Partnerships
Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as a change of ownership or continuation of the Contract after death, may be taxable to those individuals. You should consult a tax adviser for more information on this subject.
Non-Natural Owner
When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation, limited liability company, partnership, trust or certain other entities) the Contract will generally not be treated as an annuity for tax purposes. This means that gain in the Contract will be taxed each year while the Contract is in the Accumulation Phase. This treatment is not generally applied to a Contract held by a trust or other entity as an agent for a natural person. If a trust is not a grantor trust for income tax purposes, and any beneficiary (including a contingent beneficiary) of the trust is a non-natural person, the Contract will not be treated as owned by an agent for a natural person, and gain in the Contract will be taxed annually. This treatment also does not apply to a Contract that qualifies as an immediate annuity. Before purchasing a Contract to be owned by a non-natural person or changing ownership on an existing Contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact.

Distribution
The Contract is sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the Contracts sold by its registered representatives, and MSD serves as principal underwriter of the Contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.
MMLIS and MSD are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA). MMLIS and MSD also receive compensation for their actions as principal underwriters of the Contracts.
Commissions and Allowances Paid
Commissions for sales of the Contract by MMLIS registered representatives are paid on behalf of MMLIS by MassMutual to MMLIS registered representatives. Commissions for sales of the Contract by registered representatives of other broker-dealers are paid on behalf of MSD by MassMutual to those broker-dealers. The maximum commission payable for the Contract is 8.63% of Purchase Payments made to a Contract and/or up to 2.4% of Contract Value annually.
Additional Compensation Paid to MMLIS
Most MMLIS registered representatives are also MassMutual insurance agents, and as such, are eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the Contract may help these registered representatives and their supervisors qualify for such benefits. MMLIS registered representatives who are also general agents or sales managers of MassMutual also may receive overrides, allowances and other compensation that is based on sales of the Contract by their registered representatives.
Additional Compensation Paid to Certain Broker-Dealers
We and MSD make additional commission payments to certain broker-dealers in the form of asset-based payments and sales-based payments. We also make cash payments and non-cash payments to certain broker-dealers. The asset-based and sales-based payments are made to participate in those broker-dealers’ preferred provider programs or marketing support programs, or to otherwise promote the Contract. Asset-based payments are based on the value of the assets in the MassMutual contracts sold by that broker-dealer. Sales-based payments are paid on each sale of the Contract and each subsequent Purchase Payment applied to the Contract. Cash payments are made to attend sales conferences and educational seminars sponsored by certain broker-dealers. Non-cash payments include various promotional items. For a list of the broker-dealers to whom we currently pay additional compensation for selling the Contract, visit www.MassMutual.com/legal/compensation-arrangements or call our Service Center.
The additional compensation arrangements described in the preceding paragraphs are not offered to all broker-dealers and the terms of such arrangements may differ among broker-dealers. Some broker-dealers may receive two or more of these payments. Such payments may give us greater access to the registered representatives of the broker-dealers that receive such compensation or may influence the way that a broker-dealer markets the Contract. Any such compensation will be paid by MSD or us and will not result in any additional direct charge to you.
Compensation in General
The compensation arrangements described above may provide a registered representative with an incentive to sell the Contract over other available contracts whose issuers do not provide such compensation. You may want to take these compensation arrangements into account when evaluating any recommendation regarding the Contract.

We intend to recoup a portion of the cash and non-cash compensation payments that we make through the assessment of certain charges described in this prospectus. We may also use some of the 12b-1 distribution fee payments and other payments that we receive from certain Funds to help us make these cash and non-cash payments.
You may want to contact MMLIS or your registered representative to find out more about the compensation they receive in connection with your purchase of a Contract.
Commissions or overrides may also be paid to broker-dealers providing wholesaling services (such as providing sales support and training for sales representatives who sell the Contracts).
Other Information
Collateral Assignment
In certain states, you cannot assign the Contract without our approval. We will refuse or accept any request to assign the Contract on a non-discriminatory basis. Please refer to your Contract.
We must receive a Written Request from you, in Good Order, for any assignment we allow to be binding on us. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. We are not responsible for the validity of an assignment. You may be subject to tax consequences if you assign your Contract.
In most states, you cannot assign the Contract if RetirePay is in effect. See “Appendix G – State Variations of Certain Contract Features.”
If the Contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the Contract. If you assign your Contract, your rights may only be exercised with the consent of the assignee of record.
Registered Representative Transaction Authority
You may authorize us to accept instructions from the registered representative assigned to your Contract in order to make transfers among investment choices and changes to allocations for future Purchase Payments. To authorize the registered representative assigned to your Contract to make premium allocations and transfers, you must send a completed Producer Transaction Authorization Form to our Service Center. We may revoke transaction authorization privileges for certain Owners. Transaction authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing.
We are not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. As these parties act on your behalf, you are responsible for and bear the consequences of their instructions and other actions, including any limits on transfers.
Unclaimed Property
Every state has some form of unclaimed property law that imposes varying legal and practical obligations on insurers and, indirectly, on Owners, Beneficiaries, and any other payees of proceeds from a Contract.
Unclaimed property laws generally provide for the transfer of benefits or payments under various circumstances to the abandoned property division or unclaimed property office in the state of last residence. This process is known as escheatment. To help avoid escheatment, keep your own information, as well as Beneficiary and any other payee information up-to-date, including: full names, postal and electronic media addresses, telephone numbers, dates of birth, and social security numbers. To update this information, contact our Service Center. IRS guidance requires us to withhold federal income tax from escheated payments from certain qualified contracts, and to report such payments to the IRS on Form 1099-R.

Anti-Money Laundering
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a Purchase Payment or block an Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.
Payments We Make
We may be required to suspend or postpone payments for withdrawals or transfers from the Sub-Accounts for any period when:

•	the NYSE is closed (other than customary weekend and holiday closings);

•	trading on the NYSE is restricted;

•	an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or we cannot reasonably value the shares of the Funds; or

•	during any other period when the SEC, by order, so permits for your protection.

In addition, if, pursuant to the SEC’s rules, a money market fund suspends payment of redemption proceeds in connection with a liquidation of that Fund, we will delay payment of any transfer, withdrawal or death benefit from the applicable money market Sub-Account until the Fund is liquidated.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a Purchase Payment or block an Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.
Changes to the Contract
We reserve the right to amend the Contract to meet the requirements of applicable federal or state laws or regulations, or as otherwise provided in the Contract. We will notify you by Written Notice of such amendments.
Special Arrangements
For certain group or sponsored arrangements there may be expense savings that can be passed on to the customer because our cost for sales, administration, and mortality generally vary with the size of the customer. We will consider factors such as the size of the group, the nature of the sale, the expected Purchase Payment volume, and other factors we consider significant in determining whether to reduce charges. Subject to applicable state laws and regulations, we reserve the right to reduce or waive the mortality and expense risk charge, the administrative charge, the annual contract maintenance charge or any other charge that is appropriate to reflect any expense savings. We will make any reductions according to our rules in effect when an application for a Contract is approved. We may change these rules from time to time. Any reduction in charges will reflect differences in costs or services, and will not be unfairly discriminatory.
We reserve the right to modify or terminate such arrangements.
Termination of the Contract
We will terminate your Contract upon the occurrence of any of the following events:

•	the date of the last Annuity Payment; or

•	the date payment is made of the entire Contract Withdrawal Value, unless RetirePay is in effect and the Benefit Base is greater than zero after the withdrawal; or

•	the date of the last death benefit payment; or

•	the date your Contract is returned under the right to examine Contract provision.

In addition, in most states we reserve the right to terminate your Contract if the following conditions are met:

(1)	the RetirePay Benefit Base is zero;

(2)	no Purchase Payment has been made for at least two consecutive years measured from the date we received the last Purchase Payment; and

(3)	each of the following amounts is less than $2,000 on the date we send Written Notice of our election to terminate your Contract provided that no Annuity Option is in effect at that time:

∘	your Contract Value less any Premium Tax deducted; and

∘	the sum of all Purchase Payments made into your Contract adjusted for any partial withdrawals.

If we exercise the right to terminate the Contract, we will send you a Written Notice of termination at your last known address shown on our records. This Written Notice will state that the Contract will terminate thirty calendar days after we have mailed the notice unless we receive a Purchase Payment that brings the Contract Value (less any Premium Tax) to at least $2,000 before that time. If the Contract is terminated pursuant to the reserved right to terminate the Contract, we will pay the Contract Value to you.
Reservation of Rights
If we reserve the right to limit a contractual right, we will do so by providing prior Written Notice and on a non-discriminatory basis in order to respond to changes in any of the following:

•	market or economic conditions;

•	regulatory requirements;

•	current and future anticipated expenses;

•	unfavorable mortality experience;

•	our financial condition.

Computer System, Cybersecurity, and Service Disruption Risks
The Company and its business partners rely on computer systems to conduct business, including customer service, marketing and sales activities, customer relationship management and producing financial statements. While the Company and its business partners have policies, procedures, automation and backup plans designed to prevent or limit the effect of failures, our respective computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, pandemics, or other events beyond our control. The failure of our or our business partners’ computer systems for any reason could disrupt operations, result in the loss of customer business and adversely impact profitability.
The Company and its business partners retain confidential information on our respective computer systems, including customer information and proprietary business information. Any compromise of the security of our or our business partners’ computer systems that results in the disclosure of personally identifiable customer information could damage our reputation, expose us to litigation, increase regulatory scrutiny and require us to incur significant technical, legal, and other expenses.  The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments).
Geopolitical and other events, including natural disasters, war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events, and widespread disease, including pandemics (such as COVID-19) and epidemics, have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Company. These events may adversely affect computer and other systems on which the Company relies, interfere with the processing of Contract-related transactions (including the processing of orders from Owners and orders with the Funds) and the Company’s ability to administer the Contract in a timely manner, or have other possible negative effects. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying the Contract to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting the Contract due to these geopolitical and other events. If we are unable to receive U.S. mail or fax transmissions due to a closure of U.S. mail delivery by the government or due to the need to protect the health of our employees, you may still be able to submit transaction requests to the Company electronically or over the telephone. Our inability to receive U.S. mail or fax transmissions may cause delays in the pricing and processing of transaction requests submitted to us by U.S. mail or by fax during that time period.

Legal Proceedings
The Company is subject to legal and regulatory actions, including class action lawsuits, in the ordinary course of its business. Our pending legal and regulatory actions include proceedings specific to us, as well as proceedings generally applicable to business practices in the industry in which we operate. From time to time, we also are subject to governmental and administrative proceedings and regulatory inquiries, examinations, and investigations in the ordinary course of our business. In addition, we, along with other industry participants, may occasionally be subject to investigations, examinations, and inquiries (in some cases industry-wide) concerning issues upon which regulators have decided to focus. Some of these proceedings involve requests for substantial and/or unspecified amounts, including compensatory or punitive damages.
While it is not possible to predict with certainty the ultimate outcome of any pending litigation proceedings or regulatory action, management believes, based on information currently known to it, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect upon the Separate Account, the ability of the principal underwriter(s) to perform in accordance with its contracts with the Company on behalf of the Separate Account, or the ability of the Company to meet its obligations under the Contract.
For more information regarding the Company’s litigation and other legal proceedings, see the notes to the Company’s financial statements contained within the SAI.
Our Financial Statements
The financial statements for the Separate Account and the Company are included in the SAI. Our financial statements should be distinguished from the financial statements of the Separate Account, and you should consider our financial statements as bearing only upon our ability to meet our obligations under the Contracts. Contact us at our Service Center for a free copy of these financial statements and the SAI.

Appendix A
Funds Available Under the Contract
The following is a list of Funds currently available under the Contract. The list of Funds is subject to change, as discussed in the prospectus for the Contract. While RetirePay is in effect, the investment choices available to you are restricted. Please see the current Rate Sheet Prospectus Supplement or Appendix H  depending upon your Issue Date to see the investment choices available to you while RetirePay  is in effect. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/Envision. You can also request this information at no cost by calling (800) 272-2216 or sending an email request to ANNfax@MassMutual.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation	MML Aggressive Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.22%	-16.13%	4.56%	7.85%
Asset Allocation	MML American Funds Core Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.01% (*)	-13.70%	4.05%	6.80%
Asset Allocation	MML Balanced Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.08%	-14.97%	2.77%	4.87%
Asset Allocation	MML Conservative Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.06%	-14.91%	2.27%	4.09%
Asset Allocation	MML Growth Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.14%	-15.45%	4.01%	6.80%
Asset Allocation	MML iShares® 60/40 Allocation Fund (Service Class I)(1)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75% (*)	—	—	—
Asset Allocation	MML iShares® 80/20 Allocation Fund (Service Class I)(1)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75% (*)	—	—	—
Asset Allocation	MML Moderate Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.10%	-15.12%	3.11%	5.58%
Money Market	MML U.S. Government Money Market Fund (Initial Class)(3) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.54%	1.22%	0.89%	0.49%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Fixed Income	Fidelity® VIP Strategic Income Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK), FIL Investments (Japan) Limited	0.92%	-11.52%	1.09%	2.20%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.16% (*)	-11.71%	-1.53%	0.38%
Fixed Income	MML Dynamic Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Advisers: Western Asset Management Company, LLC and Western Asset Management Company Limited	0.82% (*)	-14.26%	-0.85%	—
Fixed Income	MML High Yield Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	1.22% (*)	-11.97%	1.55%	4.05%
Fixed Income	MML Inflation-Protected and Income Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.85% (*)	-13.59%	1.58%	0.77%
Fixed Income	MML Managed Bond Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.69%	-12.27%	1.97%	4.54%
Fixed Income	MML Short-Duration Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.84%	-8.00%	0.01%	0.74%
Fixed Income	MML Total Return Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC	0.89%	-14.90%	-0.29%	0.59%
Fixed Income	PIMCO Income Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.92%	-7.87%	1.67%	—
Balanced	MML Blend Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75%	-16.80%	4.42%	7.53%
Large Cap Value	MML Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Brandywine Global Investment Management, LLC	0.69%	-4.88%	7.45%	10.23%
Large Cap Value	MML Equity Income Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.04%	-3.82%	6.79%	9.43%
Large Cap Value	MML Fundamental Value Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Boston Partners Global Investors, Inc.	1.05% (*)	-5.03%	6.67%	9.66%
Large Cap Value	MML Income & Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.95%	-0.59%	7.06%	9.95%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Blend	Fidelity® VIP Contrafund® Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited	0.85%	-26.49%	8.39%	11.15%
Large Cap Blend	MML Focused Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.12%	-5.02%	11.28%	13.09%
Large Cap Blend	MML Fundamental Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06%	-20.44%	10.22%	12.75%
Large Cap Blend	MML Sustainable Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.82%	-17.20%	8.37%	11.39%
Large Cap Growth	MML American Funds Growth Fund (Service Class I)(4)(5) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.03%	-30.29%	10.66%	13.16%
Large Cap Growth	MML Blue Chip Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.03%	-39.65%	4.34%	11.14%
Large Cap Growth	MML Large Cap Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.97%	-27.73%	7.59%	11.27%
Small/Mid-Cap Value	MML Mid Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.15%	-1.56%	6.54%	10.84%
Small/Mid-Cap Value	MML Small Company Value Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.18% (*)	-15.06%	4.71%	8.70%
Small/Mid-Cap Value	MML Small/Mid-Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	1.08%	-15.89%	3.92%	9.27%
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.98%	-16.09%	6.93%	10.79%
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.11%	-31.13%	8.37%	11.55%
Small/Mid-Cap Growth	MML Mid Cap Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Wellington Management Company LLP	1.07%	-25.31%	6.20%	11.34%
Small/Mid-Cap Growth	MML Small Cap Growth Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.35% (*)	-23.35%	7.13%	11.16%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
International/Global	Fidelity® VIP Overseas Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited	1.02%	-24.68%	2.35%	5.48%
International/Global	Invesco Oppenheimer V.I. International Growth Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.25% (*)	-27.16%	-0.01%	3.99%
International/Global	Invesco V.I. Global Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.06%	-31.94%	2.59%	7.59%
International/Global	MML Foreign Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	1.19% (*)	-14.87%	-0.79%	2.36%
International/Global	MML Global Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company	1.10%	-18.00%	5.11%	8.33%
International/Global	MML International Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Advisers: Massachusetts Financial Services Company and Harris Associates L.P.	1.23% (*)	-15.35%	-1.30%	—
International/Global	MML Strategic Emerging Markets Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.50% (*)	-26.83%	-2.96%	-0.82%
Specialty(6)	Cboe Vest US Large Cap 10% Buffer Strategies VI Fund (Class I)(7) Adviser: Cboe VestSM Financial LLC Sub-Adviser: N/A	1.05% (*)	—	—	—
Specialty(6)
Delaware Ivy VIP Asset Strategy (Class II)
Adviser: Delaware Management Company
Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited, and Macquarie Funds Management Hong Kong Limited
		0.87% (*)	-14.74%	4.31%	4.45%
Specialty(6)	Fidelity® VIP Health Care Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited	0.88%	-12.62%	10.23%	14.78%
Specialty(6)	Fidelity® VIP Real Estate Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited	0.89%	-27.69%	1.45%	4.85%
Specialty(6)	Janus Henderson Global Technology and Innovation Portfolio (Service) Adviser: Janus Capital Management LLC Sub-Adviser: N/A	0.97%	-19.61%	6.29%	8.88%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Specialty(6)	MML Equity Rotation Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.01% (*)	-14.46%	7.25%	—
Specialty(6)	MML Managed Volatility Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC	1.33%	-12.27%	1.97%	4.54%
(*)	These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursements. These temporary fee reductions are reflected in their current expenses. Those contractual arrangements are designed to reduce the Fund’s total current expenses for Owners and will continue past the current year.
(1)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.
(2)	The expenses are based on estimated amounts for the current fiscal year of the Fund. The Fund has not been in operation for a full calendar year, and therefore has no performance history. Performance history will be available for the Fund after it has been in operation for one calendar year.
(3)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.
(4)	The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectuses for more information about this “feeder” fund.
(5)	The MML American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. However, this Fund is not available directly as investment choices under your MassMutual variable product. You should read the prospectus along with the prospectus for the MML American Funds Growth Fund.
(6)	Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.
(7)	Buffer funds employ a strategy to provide buffer protection, which includes a capped upside return risk and an outcome period risk. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds and provide limited protection in the event of a market downturn. This may conflict with your investment objectives by limiting your ability to maximize growth of your Contract Value. For more information about the risks associated with buffer funds, please see “Principal Risks of Investing in the Contract – Defined Outcome Funds Risk”. This fund is not available for Contracts issued in New York.

Appendix B
Contingent Deferred Sales Charge (CDSC) Example
The values shown are based on the following assumptions:

•	The following Purchase Payments are made:

Purchase Payment	Contract Year	Date	Amount
1 (on Issue Date)	1	January 15	$100,000
2	1	May 15	10,000
3	2	January 15	200,000

•	On February 15 of Contract Year 4, the Contract Value is $350,000 and a partial withdrawal of $150,000 is made.

To calculate the CDSC, we first determine the withdrawal amount not subject to a CDSC:

(1)	First, the earnings of $40,000 ($350,000 – $310,000 = $40,000) are not subject to a CDSC.

(2)	Next, we would take the withdrawal amount from any Purchase Payments no longer subject to a CDSC. Because all of the Purchase Payments were made within the last seven years, and are therefore still subject to a CDSC, we can ignore this step.

(3)	Finally, we look at the Free Withdrawal Amount, which is 10% of the Purchase Payments still subject to a CDSC. The Free Withdrawal Amount is $31,000 (10% x $310,000 = $31,000) and is not subject to a CDSC.

Based on the withdrawal amount not subject to a CDSC, we can determine that $79,000 ($150,000 – $40,000 – $31,000 = $79,000) is the withdrawal amount that is subject to a CDSC.
Next, we calculate the amount of the CDSC:

(1)	First, we look at the amount of CDSC from Purchase Payment #1. After reducing Purchase Payment #1 by the Free Withdrawal Amount, the amount remaining subject to a CDSC is $69,000 ($100,000 – $31,000 = $69,000). Since Purchase Payment #1 is three years from the date that Purchase Payment was applied, the CDSC charge is 6% or $4,140 ($69,000 x 6% = $4,140).

(2)	The remaining withdrawal amount still subject to a CDSC is $10,000 ($79,000 – $69,000 = $10,000).

(3)	Next, we look at the amount of CDSC from Purchase Payment #2. The Purchase Payment #2 amount is $10,000 and since Purchase Payment #2 is two years from the date that Purchase Payment was applied, the CDSC charge is 7% or $700 ($10,000 x 7% = $700).

(4)	There is no available remaining withdrawal amount still subject to a CDSC ($10,000 – $10,000 = $0).

(5)	The total CDSC is $4,840, which is the sum of the charges on each Purchase Payment ($4,140 + $700 = $4,840).

The total CDSC for this withdrawal is $4,840, which is deducted from the withdrawal amount of $150,000. The net amount of $145,160 ($150,000 – $4,840 = $145,160) is paid to the Owner, unless otherwise instructed.

Appendix C
Free Withdrawal Amount Examples
Example 1 ~ Free Withdrawal Amount in Contract Year 1

The values shown are based on the following assumptions:

•	Your Issue Date is January 15. This is the date when we credit your initial Purchase Payment to your Contract.

•	The following Purchase Payments are made:

Purchase Payment	Contract Year	Date	Amount
1 (on Issue Date)	1	January 15	$100,000
2	1	May 15	10,000
To calculate the Free Withdrawal Amount for Contract Year 1, we do the following:

•	We multiply the initial Purchase Payment applied on the Issue Date by 10% ($100,000 x 10% = $10,000).

•	We then multiply the subsequent Purchase Payment received on May 15 by 10% ($10,000 x 10% = $1,000).

•	The total Free Withdrawal Amount in Contract Year 1 is $11,000 ($10,000 + $1,000 = $11,000).

Example 2 ~ Free Withdrawal Amount in Fifth Contract Year with a Withdrawal in Contract Year 4

The values shown are based on the following assumptions:

•	Your Issue Date is January 15. This is the date when we credit your initial Purchase Payment to your Contract.

•	The following Purchase Payments are made:

Purchase Payment	Contract Year	Date	Amount
1 (on Issue Date)	1	January 15	$100,000
2	1	May 15	10,000
3	2	January 15	200,000
4	4	March 15	15,000

•	On February 15 of Contract Year 4, the Contract Value is $350,000 and a partial withdrawal of $145,000 is made.

To determine the total Purchase Payments still subject to a CDSC as of the previous Contract Anniversary (the fourth Contract Anniversary), we do the following:
Before calculating amounts for Contract Year 5, we first need to calculate the impact of the February 15 withdrawal in Contract Year 4 on the remaining Purchase Payments in the Contract:

•
We calculate the total remaining Purchase Payments in the Contract as of February 15 is $310,000 ($100,000 + $10,000 + $200,000 = $310,000). The March 15 Purchase Payment is not included because it happened after the February 15 withdrawal.

•	Next, the earnings of $40,000 ($350,000 – $310,000 = $40,000) are withdrawn.

•	The remaining withdrawal ($145,000 – $40,000 = $105,000) is applied to Purchase Payment #1 of $100,000, reducing Purchase Payment #1 to $0.

•	Then the remaining withdrawal after Purchase Payment #1 ($105,000 – $100,000 = $5,000) is applied to reduce the amount of Purchase Payment #2 that is subject to a CDSC ($10,000 – $5,000 = $5,000).

•	Now, none of the $145,000 withdrawal is left to apply to a previous Purchase Payment ($5,000 – $5,000 = $0).

After the withdrawal, we also have a Purchase Payment in Contract Year 4 on March 15, so we have remaining Purchase Payments as follows at the beginning of Contract Year 5:

Purchase Payment	Contract Year	Date	Amount Remaining
1 (on Issue Date)	1	January 15	$ 0
2	1	May 15	5,000
3	2	January 15	200,000
4	4	March 15	15,000
Having determined the impact of the withdrawal to the remaining Purchase Payments, we can now determine the Free Withdrawal Amount available at the beginning of Contract Year 5. The Free Withdrawal Amount is based on the remaining Purchase Payments subject to a CDSC at the beginning of Contract Year 5 (4th Contract Anniversary):

•	All the remaining Purchase Payments are subject to a CDSC.

•	We calculate the remaining Purchase Payments subject to a CDSC ($5,000 + $200,000 + $15,000 = $220,000).

•	The Free Withdrawal Amount is then calculated as 10% of the remaining Purchase Payments (10% x $220,000 = $22,000).

So if there are any withdrawals taken in Contract Year 5, a starting Free Withdrawal Amount of $22,000 is available.

Appendix D
Return of Purchase Payment Death Benefit Examples
Example 1 ~ Impact of Purchase Payments and Determination of Benefit

The values shown are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	A subsequent Purchase Payment of $10,000 is made at beginning of Contract Year 2

•	Owner dies in Contract Year 5

Beginning of Contract Year	Purchase Payment	Withdrawal	Contract Value	Total Purchase Payments Adjusted for Withdrawals
1	$100,000	—	$100,000	$100,000
2	10,000	—	115,000	110,000
5 (receive due proof of Owner’s death and election of the payment method)	—	—	101,000	110,000

•	On the Issue Date, a $100,000 Purchase Payment is made. This is the initial total Purchase Payments adjusted for withdrawals.

•	At the beginning of Contract Year 2, a $10,000 subsequent Purchase Payment is made, bringing the total Purchase Payments adjusted for withdrawals to $110,000.

•
Owner dies in Contract Year 5. When we receive due proof of death and election of the payment method for the death benefit, the Contract Value is $101,000. The total Purchase Payments adjusted for withdrawals is $110,000. The Return of Purchase Payment Death Benefit is the greater of the Contract Value and the total Purchase Payments adjusted for withdrawals. Therefore, the death benefit is $110,000.

Example 2 ~ Impact of Withdrawal and Determination of Benefit

The values shown are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	A subsequent Purchase Payment of $10,000 is made at beginning of Contract Year 2

•	A withdrawal of $20,000 is made at beginning of Contract Year 3

•	Owner dies in Contract Year 5

Beginning of Contract Year	Purchase Payment	Withdrawal	Contract Value	Total Purchase Payments Adjusted for Withdrawals
1	$100,000	—	$100,000	$100,000
2	10,000	—	115,000	110,000
3 (immediately prior to withdrawal)	—	—	120,750	110,000
3 (immediately after withdrawal)	—	$20,000	100,750	91,781
4	—	—	95,713	91,781
5 (receive due proof of Owner’s death)	—	—	90,927	91,781

•	On the Issue Date, a $100,000 Purchase Payment is made. This is the initial total Purchase Payments adjusted for withdrawals.

•	At the beginning of Contract Year 2, a $10,000 subsequent deposit is made, bringing the total Purchase Payments adjusted for withdrawals to $110,000.

•	At the beginning of Contract Year 3, a $20,000 withdrawal (including any CDSC) is made.

•	Immediately prior to when the withdrawal is made, the Contract Value is $120,750, and the total Purchase Payments adjusted for withdrawals is $110,000.

•
Immediately after the withdrawal is made, the Contract Value is reduced by 16.56% ($20,000 / $120,750) to become $100,750 ($120,750 – $20,000 = $100,750), and the total Purchase Payments adjusted for withdrawals is reduced by the same proportion of 16.56% that the Contract Value is reduced:

Total Purchase Payments adjusted for withdrawals (immediately after the withdrawal) = total Purchase Payments adjusted for withdrawals (immediately prior to the withdrawal) – (withdrawal amount / Contract Value immediately prior to the withdrawal) x total Purchase Payments adjusted for withdrawals (immediately prior to the withdrawal)
= $110,000 – ($20,000 / $120,750) x $110,000
= $110,000 – $18,219
= $91,781

•
Owner dies in Contract Year 5. When we receive due proof of death, the Contract Value is $90,927. The total Purchase Payments adjusted for withdrawals is $91,781. The Return of Purchase Payment Death Benefit is the greater of the Contract Value and the total Purchase Payments adjusted for withdrawals. Therefore, the death benefit is $91,781.

Appendix E
Commuted Value Withdrawal Example
The values shown are based on the following assumptions:

•	Contract Annuitized for a life with fifteen year period certain at the beginning of Contract Year 20.

•	The Annuity Payments are $1,000 quarterly.

•	Owner requests a $10,000 commuted value withdrawal at the beginning of Contract Year 25.

•	The commuted value of the remaining guaranteed Annuity Payments is $40,000 at the beginning of Contract Year 25.

Beginning of Contract Year	Quarterly Annuity Payout	Withdrawal	Commuted Value
25 (before commuted value withdrawal)	$1,000	—	$40,000
25 (after commuted value withdrawal)	750	$10,000	30,000
35	1,000	—	—

•	At the beginning of Contract Year 25, $10,000 is 25% of the total commuted value ($10,000 / $40,000).

•	The annuity payout is reduced by $250 ($1,000 x 25%) to $750 ($1,000 – $250) until the end of the period certain.

•	The remaining commuted value is $30,000 ($40,000 – $10,000).

•
At the beginning of Contract Year 35, the period certain ends. The Owner is still due payments as provided by the life guarantee. The life payments are for $1,000 as they were not reduced by the commuted value withdrawal.

•	The commuted value of the remaining life only annuity payouts is $0 because there are no remaining guaranteed Annuity Payments.

Appendix F
RetirePay Examples
Example 1 ~ Setting of Initial Values

The values shown are based on the following assumptions:

•	Initial Purchase Payment of $100,000 is made on 9/1/2021 (RetirePay Issue Date).

Beginning of Contract Year	Contract Value	Benefit Base
1	$100,000	$100,000
Therefore, the initial Benefit Base is equal to the Initial Purchase Payment, $100,000.
Example 2A ~ Highest Anniversary Step-Up

The values shown are based on the following assumptions:

•	Initial Purchase Payment of $100,000 is made on 9/1/2021 (RetirePay Issue Date).

Date	Event	Contract Value	Benefit Base
9/1/2021	Beginning of Contract Year 1	$100,000	$100,000
8/31/2022	End of Contract Year 1	110,000	100,000
9/1/2022	Beginning of Contract Year 2	110,000	110,000

•	At the beginning of year 1, the Benefit Base is set to the Initial Purchase Payment of $100,000.

•
At the beginning of year 2, the Contract Value at the End of Contract Year 1 is compared to the current Benefit Base. The Contract Value ($110,000) is greater than the Benefit Base ($100,000) so the new Benefit Base is set to the End of Year 1 Contract Value ($110,000).

Example 2B ~ Highest Quarterly Value Step-Up

The values shown are based on the following assumptions:

•	Initial Purchase Payment of $100,000 is made on 9/1/2021 (RetirePay Issue Date).

Date	Event	Contract Value	Benefit Base
9/1/2021	Beginning of Contract Year 1	$100,000	$100,000
11/30/2021	End of First Contract Quarter	98,000	100,000
2/28/2022	End of Second Contract Quarter	103,000	100,000
5/31/2022	End of Third Contract Quarter	110,000	100,000
8/31/2022	End of Fourth Contract Quarter	108,000	100,000
9/1/2022	Beginning of Contract Year 2	108,000	110,000

•	At the beginning of year 1, the Benefit Base is set to the Initial Purchase Payment of $100,000.

•	The end of the Contract quarter values are the Contract Value as of the last Business Day prior to the quarterversary of the Contract.

•
At the beginning of year 2, the Contract Value from the end of each quarter is compared to the current Benefit Base. The maximum Contract Value of the four quarters is $110,000 (maximum of $98,000, $103,000, $110,000, and $108,000), which is greater than the Benefit Base ($100,000) so the new Benefit Base is set to $110,000.

Example 2C ~ Impact of withdrawals on Highest Quarterly Value Step-Up

The values shown are based on the following assumptions:
On 4/6/2022, the current Contract Year began.

•	On 4/6/2022, the Contract Value is $117,000.

•	On 4/6/2022, the Benefit Base is $115,000.

•	On 4/6/2022 the Annual Lifetime Benefit Amount is $6,000.

•	On 5/15/2022, a withdrawal of $2,000 is taken.

•	On 7/5/2022, the Contract Value for the first Contract Year quarter is $125,000.

•	On 7/15/2022, a withdrawal of $1,000 is taken.

•	On 10/5/2022, the Contract Value for the second Contract Year quarter is $128,000.

•	On 11/15/2022, a withdrawal of $3,000 is taken.

•	On 1/5/2023, the Contract Value for the third Contract Year quarter is $127,000.

•	On 2/15/2023, prior to any withdrawals the Contract Value is $126,500.

•	On 2/15/2023, a withdrawal of $1,500 is taken and is an Excess Withdrawal. This represents a 1.19% reduction in the Contract Value. Excess Withdrawals reduce the Benefit Base proportionally.

•	On 2/15/2023, after the Excess Withdrawal, the Benefit Base is reduced by 1.19% to $113,636.

•	On 4/5/2023, the Contract Value for the fourth quarter is $125,000.

These are the impacts to your Contract Value and Benefit Base which will be used to determine your Highest Quarterly Step-Up Value.

Date	Event	Contract Value	Remaining Annual Lifetime Benefit Amount	Adjustment to Benefit Base	Benefit Base
4/6/2022	Beginning of Contract Year	$117,000	$6,000	0	$115,000
5/15/2022	Withdrawal	N/A	4,000	0	115,000
7/5/2022	End of First Quarter	125,000	4,000	0	115,000
7/15/2022	Withdrawal	N/A	3,000	0	115,000
10/5/2022	End of Second Quarter	128,000	3,000	0	115,000
11/15/2022	Withdrawal	N/A	0	0	115,000
1/5/2023	End of Third Quarter	127,000	0	0	115,000
2/15/2023	Before Withdrawal	126,500	0	0	115,000
2/15/2023	After Withdrawal	125,000	0	Benefit Base Reduced by 1.19%	113,636
4/5/2023	End of Fourth Quarter	125,000	0	0	113,636

The values above result in the following values used to determine the Highest Quarterly Value step-up. See below the table for additional explanation.

Date	Event	Contract Value	Adjustment to Quarterly Value	Adjusted Q1 Value	Adjusted Q2 Value	Adjusted Q3 Value	Q4 Value
4/6/2022	Beginning of Contract Year	$117,000	$0
5/15/2022	Withdrawal	N/A	2,000 (N/A)
7/5/2022	End of First Quarter	125,000	0	125,000
7/15/2022	Withdrawal	N/A	1,000	124,000
10/5/2022	End of Second Quarter	128,000	0	124,000	128,000
11/15/2022	Withdrawal	N/A	3,000	121,000	125,000
1/5/2023	End of Third Quarter	127,000	0	121,000	125,000	127,000
2/15/2023	Before Withdrawal	126,500	0	121,000	125,000	127,000
2/15/2023	After Withdrawal	125,000	1.19% Reduction	119,560	123,512	125,489
4/5/2023	End of Fourth Quarter	125,000	0	119,560	123,512	125,489	125,000
For the purposes of determining the highest quarterly value step-up:

•
The withdrawal of $2,000 which occurred on 5/15/2022 did not have an impact on the determination of the highest quarterly value step-up as it occurred prior to the end of the first Contract Year quarter.

•	The withdrawal on 2/15/2023 represented a 1.19% reduction in the Contract Value.

•
The reduction for the Excess Withdrawal for the first Contract Year quarter is equal to $1,440 (1.19% x ($125,000 – $1,000 – $3,000)). The Contract Value for the first Contract Year quarter is equal to $119,560 ($125,000 – $1,000 – $3,000 – $1,440 = $119,560).

•
The reduction for the Excess Withdrawal for the second Contract Year quarter is equal to $1,488 (1.19% x ($128,000 – $3,000)). The Contract Value for the first Contract Year quarter is equal to $123,512 ($128,000 – $3,000 – $1,488).

•
The reduction for the Excess Withdrawal for the third Contract Year quarter is equal to $1,511 (1.19% x $127,000 = $1,511). The Contract Value for the first Contract Year quarter is equal to $125,489 ($127,000 – $1,511).

•	The Contract Value for the fourth Contract Year quarter is $125,000.

The Highest Quarterly Value Step-Up for the Contract Year is $125,489, which equals the Adjusted Q3 Value.

Example 3 ~ Redetermination of Benefit Base for a Subsequent Purchase Payment

The values shown are based on the following assumptions:

•	The Owner elected the Highest Anniversary Value Step-Up.

•	An Initial Purchase Payment of $100,000 is made (RetirePay Issue Date).

•	A subsequent Purchase Payment of $10,000 is made at the beginning of year 2.

Period	Contract Value	Benefit Base
Beginning of Contract Year 1	$100,000	$100,000
End of Contract Year 1	95,000	100,000
Beginning of Contract Year 2 immediately prior to Purchase Payment	95,000	100,000
Beginning of Contract Year 2 immediately after Purchase Payment	105,000	110,000

•	At the beginning of year 1, the Benefit Base is set to the Contract Value of $100,000.

•
At the beginning of year 2, the Contract Value from the end of year 1 is compared to the current Benefit Base because the Owner elected the Highest Anniversary Value Step-Up. The Contract Value ($95,000) is less than the Benefit Base so the Benefit Base stays as $100,000.

•	The Subsequent Purchase Payment is added to the Contract Value and the Benefit Base. The new Contract Value is $105,000 ($95,000 + $10,000). The new Benefit Base is $110,000 ($100,000 + $10,000).

Example 4A ~ Calculation of Annual Lifetime Benefit Amounts

The examples for 4A and 4B use these hypothetical Joint Life Withdrawal Rates where applicable. Current Joint Life Withdrawal Rates may be different.

			Number of Full Contract Years from the Rider Effective Date
Youngest Covered Person Age	0	1	2	3	4	5	6	7	8	9	10+
59.5	3.50%	3.62%	3.74%	3.86%	3.98%	4.50%	4.62%	4.74%	4.86%	4.98%	5.50%
62	4.00%	4.14%	4.27%	4.41%	4.54%	5.13%	5.26%	5.40%	5.53%	5.67%	6.25%
67	4.50%	4.72%	4.80%	4.95%	5.10%	5.75%	5.90%	6.05%	6.20%	6.35%	7.00%
72	5.25%	5.42%	5.60%	5.77%	5.94%	6.69%	6.86%	7.03%	7.20%	7.37%	8.15%

•	The rider effective date is the same as the Issue Date, 9/1/2021 (RetirePay Issue Date).

•	The Owner elects the joint life version of the rider.

•	The Owner’s birthdate is 8/1/1953.

•	The birthdate of the Owner’s spouse is 2/1/1960.

Date	Event	Benefit Base	Age of Youngest Covered Person	Number of Full Contract Years from the Rider Effective Date	Withdrawal Rate	Annual Lifetime Benefit Amount(*)
9/1/2021	Beginning of Contract Year 1	$100,000	61	0	3.50%	$3,500
6/1/2022	Beginning of Fourth Quarter	100,000	62	0	4.00%	$4,000
9/1/2022	Beginning of Contract Year 2	100,000	62	1	4.14%	$4,140
(*)	The Annual Lifetime Benefit Amount is not set until the Guaranteed Lifetime Withdrawal Date is elected by the Owner. These values assume the Guaranteed Lifetime Withdrawal Date is set at the date shown. See explanation of how these values are determined below.
For the purposes of determining the Annual Lifetime Benefit Amount:

•
If the Owner elected the Guaranteed Lifetime Withdrawal Date on the RetirePay Issue Date, the youngest Covered Person is Age 61 (on 9/1/2021 with a birthdate of 2/1/1960) and the Number of Full Years from the RetirePay Issue Date is 0 so the rate is 3.5%. This is multiplied times the Benefit Base for an Annual Lifetime Benefit Amount of $3,500 (3.5% x $100,000).

•
If the Owner elected the Guaranteed Lifetime Withdrawal Date on 6/1/2022, the youngest Covered Person is Age 62
(on 6/1/2022 with a birthdate of 2/1/1960) and the Number of Full Years from the RetirePay Issue Date is 0 so the Withdrawal Rate is 4.0%. This is multiplied times the Benefit Base for an Annual Lifetime Benefit Amount of $4,000 (4.0% x $100,000).

•
If the Owner elected the Guaranteed Lifetime Withdrawal Date at the beginning of Contract Year 2 on 9/1/2022, the youngest Covered Person is Age 62 (on 9/1/2022 with a birthdate of 2/1/1960) and the Number of Full Years from the RetirePay Issue Date is 1 so the Withdrawal Rate is 4.14%. This is multiplied times the Benefit Base for an Annual Lifetime Benefit Amount of $4,140 (4.14% x $100,000).

Example 4B ~ Annual Lifetime Benefit Amount when Youngest Covered Person is Deceased

•	The rider effective date is the same as the Issue Date, 9/1/2021 (RetirePay Issue Date).

•	The Owner elects the joint life version of the rider.

•	The Owner’s birthdate is 8/1/1953.

•	The birthdate of the Owner’s spouse is 2/1/1960.

•	The spouse is deceased on 12/1/2022.

The inputs for the calculation and the resulting Annual Lifetime Benefit Amount are summarized as:

Date	Event	Benefit Base	Age Used to Determine Withdrawal Rate	Number of Full Contract Years from the Rider Effective Date	Lifetime Withdrawal Rate	Annual Lifetime Benefit Amount(*)
9/1/2021	Beginning of Contract Year 1	$100,000	61	0	3.50%	$3,500
3/1/2022	Beginning of Third Quarter	100,000	62	0	4.00	$4,000
9/1/2022	Beginning of Contract Year 2	100,000	62	1	4.14	$4,140
11/30/2022	Prior to death of Younger Covered Person	100,000	62	1	4.14	$4,140
12/1/2022	After death of Younger Covered Person	100,000	68	1	4.72	$4,720
(*)	The Annual Lifetime Benefit Amount is not set until the Guaranteed Lifetime Withdrawal Date elected by the Owner. These values assume the Guaranteed Lifetime Withdrawal Date is set at the time shown. See explanation of how these values are determined below.
For the purposes of determining the Annual Lifetime Benefit Amount:

•
If the Owner elected the Guaranteed Lifetime Withdrawal Date on the RetirePay Issue Date, the youngest Covered Person is Age 61 (on 9/1/2021 with a birthdate of 2/1/1960) and the Number of Full Years from the RetirePay Issue Date is 0 so the rate is 3.5%. This is multiplied times the Benefit Base for an Annual Lifetime Benefit Amount of $3,500 (3.5% x $100,000).

•
If the Owner elected the Guaranteed Lifetime Withdrawal Date on 3/1/2022, the youngest Covered Person is Age 62 (on 3/1/2022 with a birthdate of 2/1/1960) and the Number of Full Years from the RetirePay Issue Date is 0 so the Withdrawal Rate is 4.0%. This is multiplied times the Benefit Base for an Annual Lifetime Benefit Amount of $4,000 (4.0% x $100,000).

•
If the Owner elected the Guaranteed Lifetime Withdrawal Date at the beginning of Contract Year 2 on 9/1/2022, the youngest Covered Person is Age 62 (on 9/1/2022 with a birthdate of 2/1/1960) and the Number of Full Years from the RetirePay Issue Date is 1 so the Withdrawal Rate is 4.14%. This is multiplied times the Benefit Base for an Annual Lifetime Benefit Amount of $4,140 (4.14% x $100,000).

•
If the Owner elected the Guaranteed Lifetime Withdrawal Date on 12/1/2022, after the death of a Covered Person, the Age of the surviving Joint Covered Person is used, even if they are originally not the Youngest Covered Person. So, the Age of the Owner on 12/1/2022 is 68 (on 9/1/2021 with a birthdate of 8/1/1953). So, the lookup of the Withdrawal Rate would now use Age 68 and the Number of Full Years from the RetirePay Issuer Effective Date of 1 to use a rate of 4.72%.

This is multiplied times the Benefit Base for an Annual Lifetime Benefit Amount of $4,720 (4.72% x $100,000).

Example 5A ~ Redetermination of Benefit Base for Excess Withdrawal Prior to Guaranteed Lifetime Withdrawal Date

The values shown are based on the following assumptions:

•	On 9/1/2021, an Initial Purchase Payment of $100,000 is made.

•	On 8/31/2022, the Contract Value as of the last Business Day of Contract Year 1 is $95,000.

•	On 10/1/2022, a withdrawal of $12,000 is made where the Contract Value prior to the withdrawal is $96,000.

•	The Owner has not elected a Guaranteed Lifetime Withdrawal Date.

Date	Event	Contract Value	Benefit Base
9/1/2021	Beginning of Contract Year 1	$100,000	$100,000
8/31/2022	End of Contract Year 1	95,000	100,000
9/1/2022	Beginning of Contract Year 2	95,000	100,000
10/1/2022	Immediately before withdrawal	96,000	100,000
10/1/2022	Immediately after withdrawal	84,000	87,500

•	At the beginning of year 1, the Benefit Base is set to the Contract Value of $100,000.

•
At the beginning of year 2, the Contract Value from the end of year 1 is compared to the current Benefit Base. The Contract Value ($95,000) is less than the Benefit Base so the Benefit Base stays as $100,000.

•	On 10/1/2022, the Benefit Base is redetermined for the withdrawal.

Until a Guaranteed Lifetime Withdrawal Date is elected, there is no Annual Lifetime Benefit Amount. So, the entire withdrawal is treated as an Excess Withdrawal.
The Benefit Base is reduced by 12.5% (12,000 / 96,000) for a total reduction of $12,500 (12.5% x $100,000). The remaining Benefit Base after the withdrawal is $87,500 ($100,000 – $12,500).

Example 5B ~ Redetermination of Benefit Base for a Withdrawal Greater than Annual Lifetime Benefit Amount

The values shown are based on the following assumptions, which match to the assumptions in example 5A above, except that the Owner elects a Guaranteed Lifetime Withdrawal Date prior to the withdrawal:

•	On 9/1/2021, an Initial Purchase Payment of $100,000 is made.

•	On 8/31/2022, the Contract Value as of the last Business Day of Contract Year 1 is $95,000.

•	On 10/1/2022, the Owner elects a Guaranteed Withdrawal Date where the Annual Lifetime Benefit Amount is $4,000.

•	On 10/1/2022, a withdrawal of $12,000 is made where the Contract Value prior to the withdrawal is $96,000.

For the purposes of determining the Benefit Base:

•	The withdrawal reduces the Annual Lifetime Benefit Amount to $0.

•	The withdrawal remaining after the Annual Lifetime Benefit Amount is $8,000 ($12,000 – $4,000).

•	The Cash Value remaining after the withdrawal of the Annual Lifetime Benefit Amount is $92,000 ($96,000 – $4,000).

•	The Benefit Base is reduced by 8.70% (8,000 / 92,000) for a total reduction of $8,700 (8.70% x $100,000). The remaining Benefit Base after the withdrawal is $91,300 ($100,000 – $8,700).

Date	Event	Remaining Withdrawal	Contract Value	Benefit Base	Remaining Annual Lifetime Benefit Amount
9/1/2021	Beginning of Contract Year 1		$100,000	$100,000
8/31/2022	End of Contract Year 1		95,000	100,000
9/1/2022	Beginning of Contract Year 2		95,000	100,000
10/1/2022	Immediately before withdrawal	$12,000	96,000	100,000	$4,000
10/1/2022	After withdrawal of the Annual Lifetime Benefit Amount	8,000	92,000	100,000	0
10/1/2022	After reduction of the Benefit Base due to Excess Withdrawal	0	84,000	91,300	0

Example 5C ~ Required Minimum Distribution Greater than Annual Lifetime Benefit Amount

The values shown are based on the following assumptions, which match to the assumptions in example 5B above, except that the Owner is taking his withdrawal as part of an annual systematic Required Minimum Distribution program administered by us.

•	On 9/1/2021, an Initial Purchase Payment of $100,000 is made.

•	On 8/31/2022, the Contract Value as of the last Business Day of Contract Year 1 is $95,000.

•	On 10/1/2022, the Owner elects a Guaranteed Withdrawal Date where the Annual Lifetime Benefit Amount is $4,000.

•
The Owner elects to begin a systematic Required Minimum Distribution program with annual payouts. The first annual payout on 10/1/2022 of $12,000 is made where the Contract Value prior to the withdrawal is $96,000.

For the purposes of determining the Benefit Base:

•	The withdrawal reduces the Annual Lifetime Benefit Amount to $0.

•	The withdrawal remaining after the Annual Lifetime Benefit Amount is $8,000 ($12,000 – $4,000).

•
Normally the Cash Value remaining after the withdrawal of the Annual Lifetime Benefit Amount would reduce the Benefit Base, however, because it is being done as part of a Required Minimum Distribution, there is no reduction of the Benefit Base.

Date	Event	Remaining Required Minimum Distribution	Contract Value	Benefit Base	Remaining Annual Lifetime Benefit Amount
9/1/2021	Beginning of Contract Year 1		$100,000	$100,000
8/31/2022	End of Contract Year 1		95,000	100,000
9/1/2022	Beginning of Contract Year 2		95,000	100,000
10/1/2022	Immediately before Required Minimum Distribution	$12,000	96,000	100,000	$4,000
10/1/2022	After withdrawal of the Annual Lifetime Benefit Amount	8,000	92,000	100,000	0
10/1/2022	After withdrawal of the remaining Required Minimum Distribution	0	84,000	100,300	0

Example 6 ~ Impact of Contract Value being reduced to $0 because of the withdrawal of Annual Lifetime Benefit Amount

Lifetime Withdrawal Rates for this example.

			Number of Full Contract Years from the Rider Effective Date
Youngest Covered Person Age	0	1	2	3	4	5	6	7	8	9	10+
67	5.00%	5.25%	5.40%	5.55%	5.70%	5.85%	6.00%	6.15%	6.30%	6.45%	6.60%

•	On 4/6/2022, the Contract is issued with a RetirePay Issue Date of 4/6/2022.

•
On 4/6/2029, the Owner Elected the Guaranteed Lifetime Withdrawal Date.
The Benefit Base is $100,000.
The Youngest Covered Person is 67.
The Contract is six full Contract Years from the RetirePay Issue Date, so the Withdrawal Rate is 6% and the Annual Lifetime Benefit Amount is $6,000.

•	On 4/6/2032, the current Contract Year began. The Contract Value is $4,000. The Benefit Base is $100,000. The Annual Lifetime Benefit Amount is $6,000.

•	On 5/15/2032, a withdrawal of $3,000 is taken with $4,000 in Contract Value prior to the withdrawal.

•	On 11/15/2032, a withdrawal of $3,000 is taken with $1,000 in Contract Value prior to the withdrawal.

•	On 4/5/2033, the Benefit Base is $100,000.

Date	Event	Contract Value	Remaining Annual Lifetime Benefit Amount	Benefit Base
04/06/2032	Beginning of Contract Year 10	$117,000	$6,050	$100,000
5/15/2032	Prior to Withdrawal	4,000	6,000	100,000
5/15/2032	After Withdrawal	1,000	3,000	—
11/15/2032	Prior to Withdrawal	1,000	3,000	100,000
11/15/2032	After Withdrawal	0	2,000	100,000
11/15/2032	After Payout of Remaining Annual Lifetime Benefit Amount	0	0	100,000
04/06/2033	Beginning of Contract Year 11	0	0	100,000
For determining the values because of the Contract Value reaching $0, we have:

•	On 5/15/2032, the withdrawal of $3,000 reduces the Contract Value to $1,000 ($4,000 – $3,000). The Remaining Annual Lifetime Benefit Amount is $3,000 ($6,000 – $3,000).

•
On 11/15/2032, the withdrawal of $3,000 reduces the Contract Value to $0 ($3,000 > $1,000).
The Remaining Annual Lifetime Benefit Amount is $2,000 ($3,000 – $1,000).
The Remaining Annual Lifetime Benefit Amount is added to the withdrawal for a payout of $3,000 ($1,000 + $2,000).
The Contract enters the Settlement Phase.
The Annual Lifetime Benefit Amount remains at $6,000. This is paid in monthly payments of $500 ($6,000 / 12).

Example 7 ~ Annuitization of RetirePay on Latest Permitted Annuity Date

The Withdrawal Rates used for this example are as follows:

	Number of Full Contract Years from the Rider Effective Date
	0	1	2	3	4	5	6	7	8	9	10+
59½ – 61	3.75%	3.85%	3.90%	4.00%	4.05%	4.50%	4.60%	4.65%	4.75%	4.80%	5.65%
62 – 66	4.00%	4.10%	4.15%	4.25%	4.30%	4.60%	4.70%	4.75%	4.85%	4.90%	5.80%
67 – 71	4.75%	4.85%	4.95%	5.05%	5.15%	5.45%	5.55%	5.65%	5.75%	5.85%	6.65%
72 – 76	5.25%	5.35%	5.45%	5.55%	5.65%	6.05%	6.15%	6.25%	6.35%	6.45%	7.35%
77+	5.50%	5.60%	5.70%	5.85%	5.95%	6.35%	6.45%	6.55%	6.65%	6.75%	7.70%

•	On 4/6/2022, the Contract is issued with a Rider Effective Date of 4/6/2022. The Covered Person at issue is Age 80. The Latest Permitted Annuity Date for the Contract is 4/6/2037.

•
On 4/6/2032, the Owner elects the Guaranteed Lifetime Withdrawal Date.
The Benefit Base is $200,000.
The Covered Person is Age 90.
The number of full Contract Years from the Rider Effective Date is 10.
The applicable Withdrawal Rate is 7.70%.
The Annual Lifetime Benefit Amount is $15,400.

•	On 4/6/2037, the Contract Value is $185,000. The Benefit Base is still $200,000. The Covered Person is Age 95.

Date	Event	Contract Value	Benefit Base	Monthly Annuity Payment	Installment Refund Death Benefit
04/06/2037	Beginning of Contract Year 16	$185,000	$200,000
04/06/2037	Annuitization			$1,283	$185,000
For determining the values of the Installment Refund Payout Option:

•
On 4/6/2037, the Latest Permitted Annuity Date, the Contract automatically starts to make Annuity Payments for the life of the Annuitant.
The Benefit Base is $200,000.
The Installment Refund Amount is set equal to the Contract Value on that date of $185,000.
The amount of the monthly Annuity Payment is equal to the Annual Lifetime Benefit Amount divided by 12.
($15,400 / 12 = $1,283)

Appendix G – State Variations of Certain Contract Features
The following chart describes the material variation of certain features and/or benefits of the Contract in states where the Contract has been approved as of the date of the prospectus.

State	Feature	Variation
California	Right to Cancel Your Contract
For ages 59 and younger, Contract may be returned within 10 days of receipt; or within 30 days if Contract is issued in replacement of another annuity contract or life insurance policy. Upon its return, Company will refund, within seven calendar days, the Contract Value, plus any fees or charges deducted from Purchase Payments, as of the Business Day Company receives Contract at our Service Center.
For ages 60 and older, Contract may be returned within 30 days of receipt. During that 30-day period, Purchase Payments will be allocated to a fixed account or to Money Market Sub-Account unless you tell us to allocate Purchase Payments to any other Sub-Account(s).
  If no Purchase Payments are allocated to any other Sub-Account(s) and Contract is returned within 30 days of receipt, Company will refund Purchase Payments, plus any fees.
  If Purchase Payments are allocated to any other Sub-Account(s) and Contract is returned within 30 days of receipt, Company will refund Contract Value, as of the Business Day Contract is received by agent who sold it or by Company at our Service Center. The amount refunded could be less than Purchase Payments, plus any fees.

	Change of Owners	Prohibits Company pre-approval requirement for change of Owner or collateral assignment, including when RetirePay is in effect.
	Nursing Home and Hospital Withdrawal Benefit Rider	Not available.
Delaware	Right to Cancel Your Contract	Requires 20-day free look period for replacements.
Florida	Right to Cancel Your Contract	Requires 21-day free look period for both new business and replacements.
	Maximum Total Purchase Payments	Prohibits aggregating multiple Contracts to determine cumulative Purchase Payment limit.
	Annuity Date	The Annuity Date cannot be earlier than 13 months after the Contract is purchased.
New York	Right to Cancel Your Contract	Requires 60-day free look period for replacements. Request to return Contract is effective on the day it was mailed to us or the date it is delivered to us or our agent.
	Change of Owners	Prohibits Company pre-approval requirement for change of Owner or collateral assignment, including when RetirePay is in effect.
	Annuity Date	The Annuity Date cannot be earlier than 13 months after the Contract is purchased.
	The Annuity Phase	The minimum amount that may be applied to an Annuity Option is $5,000 and the minimum initial monthly Annuity Payment must be $20 or greater.
Betterment of Rates
Requires amount of annuity benefits not be less than what would be provided by single immediate annuity contract offered by the Company to same class of annuitants. Amount applied to an Annuity Option on the Annuity Date is equal to the greater of the Contract Withdrawal Value or 95% of what the Contract Withdrawal Value would have been if there was no CDSC.

Annual Contract Maintenance Charge Waived for Full Withdrawal
When you make a full withdrawal we will assess a pro-rated charge based on the ratio of (a) the total calendar days elapsed since the last Contract Anniversary and (b) the total calendar days in the Contract Year.

	Annuity Payment Commutation Rider	Not available.
	RetirePay	The Withdrawal Rate applies prior to and during the Settlement Phase while RetirePay is in effect. All references to “Lifetime Guarantee Rate” are replaced with “Withdrawal Rate.”
DCA Fixed Account
We will exercise the right to reject subsequent Purchase Payments into the DCA Fixed Account to establish a DCA Fixed Account Term only if the yield on investments would not support the minimum guaranteed interest rate. If we exercise this right, we will do so in the same manner for all Owners, and we will provide Owners with thirty (30) calendar days prior Written Notice of any change in procedures related to the duration of the DCA Term, our refusal of Purchase Payments into the DCA Fixed Account or a decision to discontinue offering the DCA Fixed Account.

North Dakota	Right to Cancel Your Contract	Contract must be returned within 20 days of receipt, including where Contract is issued as a replacement.

Appendix H – Superseded Rate Sheet Prospectus Supplement Information

Rate Sheet Prospectus Supplement dated April 17, 2023 to the Prospectus dated May 1, 2023 and the Initial Summary Prospectus dated May 1, 2023 for
MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4
This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated May 1, 2023 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.
We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)
The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after May 1, 2023 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.
This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.
If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.
Rate Sheet Eligibility Conditions
Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.
In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after May 1, 2023 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.
Application Information Submitted with a Purchase Payment
In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.
If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”
If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment
If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.
If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”
If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.
If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.
The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.
Rate Sheet Comparison Process
Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.
You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate and the Lifetime Guarantee Rate based on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person (or the youngest Covered Person for a Joint Life Version). The Withdrawal Rate applies when your Contract Value is greater than zero. The Lifetime Guarantee Rate applies when your Contract Value is zero. Once the contract is issued, the Withdrawal Rates and the Lifetime Guarantee Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%
62 – 66	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
67 – 71	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
72 – 76	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
77+	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%
JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.95%	4.15%	4.35%	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%
62 – 66	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
67 – 71	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
72 – 76	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
77+	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%
SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%
62 – 66	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
67 – 71	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
72 – 76	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
77+	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%

JOINT LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	3.95%	4.15%	4.35%	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%
62 – 66	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
67 – 71	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
72 – 76	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
77+	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%
CURRENT RETIREPAY CHARGES
The current RetirePay Charges applicable to your Contract are as follows:

•    Single Life Highest Anniversary Value Step-up Charge
•    Joint Life Highest Anniversary Value Step-up Charge
•    Single Life Highest Quarterly Value Step-up Charge
•    Joint Life Highest Quarterly Value Step-up Charge
1.45% 1.45% 1.60% 1.60%
The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges at any time, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge can be found in the “RetirePay Charge” section of the current MassMutual Envision prospectus.
INVESTMENT ALLOCATION RESTRICTIONS
While RetirePay is in effect, your investment allocations are restricted.
You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.
MML Asset Allocation Sub-Accounts:
MML American Funds Core Allocation
MML Balanced Allocation
MML Blend
MML Conservative Allocation
MML Growth Allocation
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation
MML Moderate Allocation

Custom Allocation Program:
Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML Dynamic Bond MML Inflation-Protected and Income MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML U.S. Government Money Market
Allocation Category 2	40%	70%
Available sub-accounts:
Cboe Vest US Large Cap 10% Buffer Strategies VI
MML  American Funds Growth
MML  Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Fundamental Value
MML Global
MML High Yield
MML Income & Growth
MML International Equity
MML Large Cap Growth
MML Mid Cap Growth
MML Mid Cap Value
MML Small Cap Equity
MML Small Cap Growth Equity
MML Strategic Emerging Markets

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%
Available sub-accounts:
Delaware Ivy VIP Asset Strategy
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
Janus Henderson Global Technology and Innovation
MML Equity
MML Equity Rotation
MML Small Company Value
MML Small/Mid Cap Value
MML Sustainable Equity
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.
If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.
Please keep this Rate Sheet for future reference.

Rate Sheet Prospectus Supplement Dated February 27, 2023 to the Prospectus dated May 1, 2022, as supplemented and the Initial Summary Prospectus dated May 1, 2022, as supplemented for
MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4
This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated May 1, 2022 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.
We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)
The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after March 13, 2023 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.
This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.
If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.
Rate Sheet Eligibility Conditions
Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.
In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after March 13, 2023 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.
Application Information Submitted with a Purchase Payment
In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.
If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”
If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment
If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.
If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”
If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.
If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.
The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.
Rate Sheet Comparison Process
Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.
You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate and the Lifetime Guarantee Rate based on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person (or the youngest Covered Person for a Joint Life Version). The Withdrawal Rate applies when your Contract Value is greater than zero. The Lifetime Guarantee Rate applies when your Contract Value is zero. Once the contract is issued, the Withdrawal Rates and the Lifetime Guarantee Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%
62 – 66	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
67 – 71	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
72 – 76	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
77+	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%
JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.95%	4.15%	4.35%	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%
62 – 66	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
67 – 71	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
72 – 76	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
77+	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%
SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	4.50%	4.70%	4.90%	5.10%	5.30%	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%
62 – 66	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
67 – 71	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
72 – 76	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
77+	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%

JOINT LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	3.95%	4.15%	4.35%	4.55%	4.75%	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%
62 – 66	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
67 – 71	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
72 – 76	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
77+	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%
CURRENT RETIREPAY CHARGES
The current RetirePay Charges applicable to your Contract are as follows:

•    Single Life Highest Anniversary Value Step-up Charge
•    Joint Life Highest Anniversary Value Step-up Charge
•    Single Life Highest Quarterly Value Step-up Charge
•    Joint Life Highest Quarterly Value Step-up Charge
1.45% 1.45% 1.60% 1.60%
The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges at any time, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge can be found in the “RetirePay Charge” section of the current MassMutual Envision prospectus.
INVESTMENT ALLOCATION RESTRICTIONS
While RetirePay is in effect, your investment allocations are restricted.
You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.
MML Asset Allocation Sub-Accounts:
MML Conservative Allocation
MML Moderate Allocation
MML Balanced Allocation
MML American Funds Core Allocation
MML Growth Allocation
MML Blend
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation

Custom Allocation Program:
Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML U.S. Government Money Market MML Dynamic Bond MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML Inflation-Protected and Income
Allocation Category 2	40%	70%
Available sub-accounts:
MML Blue Chip Growth
MML Large Cap Growth
MML American Funds Growth
MML Focused Equity
MML Fundamental Equity
MML Equity Income
MML Fundamental Value
MML Income & Growth
MML Mid Cap Growth
MML Small Cap Growth Equity
MML Small Cap Equity
MML Mid Cap Value
MML Foreign
MML Global
MML International Equity
MML Strategic Emerging Markets
MML High Yield

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%
Available sub-accounts:
MML Sustainable Equity
Fidelity® VIP Contrafund®
MML Equity
MML Equity Rotation
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
MML Small Company Value
MML Small/Mid Cap Value
Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
Delaware Ivy VIP Asset Strategy
Janus Henderson Global Technology and Innovation
Fidelity® VIP Real Estate
Fidelity® VIP Health Care
Fidelity® VIP Strategic Income
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.
If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.
Please keep this Rate Sheet for future reference.

Rate Sheet Prospectus Supplement Dated October 17, 2022 to the Prospectus dated May 1, 2022, as supplemented and the Initial Summary Prospectus dated May 1, 2022, as supplemented for
MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4
This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated May 1, 2022 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.
We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)
The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after November 4, 2022 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.
This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.
If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.
Rate Sheet Eligibility Conditions
Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.
In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after November 4, 2022 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.
Application Information Submitted with a Purchase Payment
In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.
If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”
If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment
If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.
If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”
If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.
If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.
The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.
Rate Sheet Comparison Process
Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.
You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate and the Lifetime Guarantee Rate based on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person (or the youngest Covered Person for a Joint Life Version). The Withdrawal Rate applies when your Contract Value is greater than zero. The Lifetime Guarantee Rate applies when your Contract Value is zero. Once the contract is issued, the Withdrawal Rates and the Lifetime Guarantee Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.25%	4.35%	4.45%	4.55%	4.65%	4.95%	5.10%	5.25%	5.40%	5.55%	5.85%
62 – 66	4.60%	4.75%	4.90%	5.05%	5.20%	5.55%	5.65%	5.75%	5.85%	5.95%	6.15%
67 – 71	5.25%	5.35%	5.45%	5.55%	5.60%	6.20%	6.30%	6.40%	6.50%	6.55%	7.25%
72 – 76	5.75%	5.90%	6.05%	6.20%	6.30%	6.60%	6.80%	7.00%	7.20%	7.40%	7.80%
77+	6.25%	6.45%	6.65%	6.85%	7.05%	7.45%	7.60%	7.75%	7.85%	7.95%	8.20%
JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.80%	3.90%	4.00%	4.05%	4.15%	4.45%	4.55%	4.70%	4.85%	4.95%	5.25%
62 – 66	4.10%	4.25%	4.35%	4.50%	4.65%	4.95%	5.05%	5.15%	5.20%	5.30%	5.50%
67 – 71	4.75%	4.85%	4.95%	5.00%	5.05%	5.60%	5.70%	5.80%	5.90%	5.95%	6.55%
72 – 76	5.35%	5.50%	5.65%	5.75%	5.85%	6.15%	6.35%	6.50%	6.70%	6.90%	7.25%
77+	5.85%	6.05%	6.20%	6.40%	6.60%	6.95%	7.10%	7.25%	7.35%	7.45%	7.70%
SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	4.25%	4.35%	4.45%	4.55%	4.65%	4.95%	5.10%	5.25%	5.40%	5.55%	5.85%
62 – 66	4.60%	4.75%	4.90%	5.05%	5.20%	5.55%	5.65%	5.75%	5.85%	5.95%	6.15%
67 – 71	5.25%	5.35%	5.45%	5.55%	5.60%	6.20%	6.30%	6.40%	6.50%	6.55%	7.25%
72 – 76	5.75%	5.90%	6.05%	6.20%	6.30%	6.60%	6.80%	7.00%	7.20%	7.40%	7.80%
77+	6.25%	6.45%	6.65%	6.85%	7.05%	7.45%	7.60%	7.75%	7.85%	7.95%	8.20%

JOINT LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	3.80%	3.90%	4.00%	4.05%	4.15%	4.45%	4.55%	4.70%	4.85%	4.95%	5.25%
62 – 66	4.10%	4.25%	4.35%	4.50%	4.65%	4.95%	5.05%	5.15%	5.20%	5.30%	5.50%
67 – 71	4.75%	4.85%	4.95%	5.00%	5.05%	5.60%	5.70%	5.80%	5.90%	5.95%	6.55%
72 – 76	5.35%	5.50%	5.65%	5.75%	5.85%	6.15%	6.35%	6.50%	6.70%	6.90%	7.25%
77+	5.85%	6.05%	6.20%	6.40%	6.60%	6.95%	7.10%	7.25%	7.35%	7.45%	7.70%
CURRENT RETIREPAY CHARGES
The current RetirePay Charges applicable to your Contract are as follows:

•    Single Life Highest Anniversary Value Step-up Charge
•    Joint Life Highest Anniversary Value Step-up Charge
•    Single Life Highest Quarterly Value Step-up Charge
•    Joint Life Highest Quarterly Value Step-up Charge
1.45% 1.45% 1.60% 1.60%
The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges at any time, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge can be found in the “RetirePay Charge” section of the current MassMutual Envision prospectus.
INVESTMENT ALLOCATION RESTRICTIONS
While RetirePay is in effect, your investment allocations are restricted.
You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.
MML Asset Allocation Sub-Accounts:
MML Conservative Allocation
MML Moderate Allocation
MML Balanced Allocation
MML American Funds Core Allocation
MML Growth Allocation
MML Blend
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation

Custom Allocation Program:
Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML U.S. Government Money Market MML Dynamic Bond MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML Inflation-Protected and Income
Allocation Category 2	40%	70%
Available sub-accounts:
MML Blue Chip Growth
MML Large Cap Growth
MML American Funds Growth
MML Focused Equity
MML Fundamental Equity
MML Equity Income
MML Fundamental Value
MML Income & Growth
MML Mid Cap Growth
MML Small Cap Growth Equity
MML Small Cap Equity
MML Mid Cap Value
MML Foreign
MML Global
MML International Equity
MML Strategic Emerging Markets
MML High Yield

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%
Available sub-accounts:
MML Sustainable Equity
Fidelity® VIP Contrafund®
MML Equity
MML Equity Rotation
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
MML Small Company Value
MML Small/Mid Cap Value
Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
Delaware Ivy VIP Asset Strategy
Janus Henderson Global Technology and Innovation
Fidelity® VIP Real Estate
Fidelity® VIP Health Care
Fidelity® VIP Strategic Income
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.
If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.
Please keep this Rate Sheet for future reference.

Rate Sheet Prospectus Supplement Dated July 18, 2022 to the Prospectus dated May 1, 2022, as supplemented and the Initial Summary Prospectus dated May 1, 2022, as supplemented for
MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4
This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated May 1, 2022 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.
We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)
The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after August 1, 2022 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.
This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.
If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.
Rate Sheet Eligibility Conditions
Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.
In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after August 1, 2022 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.
Application Information Submitted with a Purchase Payment
In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.
If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”
If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment
If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.
If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”
If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.
If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.
The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.
Rate Sheet Comparison Process
Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.
You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate and the Lifetime Guarantee Rate based on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person (or the youngest Covered Person for a Joint Life Version). The Withdrawal Rate applies when your Contract Value is greater than zero. The Lifetime Guarantee Rate applies when your Contract Value is zero. Once the contract is issued, the Withdrawal Rates and the Lifetime Guarantee Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.25%	4.30%	4.35%	4.40%	4.45%	4.75%	4.85%	4.95%	5.05%	5.15%	5.65%
62 – 66	4.60%	4.75%	4.90%	5.05%	5.15%	5.40%	5.45%	5.50%	5.55%	5.65%	5.80%
67 – 71	5.15%	5.25%	5.35%	5.45%	5.50%	5.70%	5.85%	6.00%	6.15%	6.30%	6.65%
72 – 76	5.75%	5.90%	6.05%	6.20%	6.30%	6.55%	6.65%	6.75%	6.85%	7.00%	7.35%
77+	6.25%	6.35%	6.45%	6.55%	6.65%	7.05%	7.10%	7.15%	7.20%	7.25%	7.70%
JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.75%	3.80%	3.85%	3.90%	3.95%	4.20%	4.30%	4.35%	4.45%	4.55%	5.00%
62 – 66	4.10%	4.25%	4.35%	4.50%	4.60%	4.80%	4.85%	4.90%	4.95%	5.05%	5.25%
67 – 71	4.65%	4.75%	4.85%	4.90%	4.95%	5.15%	5.30%	5.40%	5.55%	5.70%	6.00%
72 – 76	5.25%	5.40%	5.50%	5.65%	5.75%	6.00%	6.05%	6.15%	6.25%	6.40%	6.70%
77+	5.75%	5.85%	5.95%	6.05%	6.10%	6.50%	6.55%	6.60%	6.65%	6.70%	7.10%
SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	4.25%	4.30%	4.35%	4.40%	4.45%	4.75%	4.85%	4.95%	5.05%	5.15%	5.65%
62 – 66	4.60%	4.75%	4.90%	5.05%	5.15%	5.40%	5.45%	5.50%	5.55%	5.65%	5.80%
67 – 71	5.15%	5.25%	5.35%	5.45%	5.50%	5.70%	5.85%	6.00%	6.15%	6.30%	6.65%
72 – 76	5.75%	5.90%	6.05%	6.20%	6.30%	6.55%	6.65%	6.75%	6.85%	7.00%	7.35%
77+	6.25%	6.35%	6.45%	6.55%	6.65%	7.05%	7.10%	7.15%	7.20%	7.25%	7.70%

JOINT LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	3.75%	3.80%	3.85%	3.90%	3.95%	4.20%	4.30%	4.35%	4.45%	4.55%	5.00%
62 – 66	4.10%	4.25%	4.35%	4.50%	4.60%	4.80%	4.85%	4.90%	4.95%	5.05%	5.25%
67 – 71	4.65%	4.75%	4.85%	4.90%	4.95%	5.15%	5.30%	5.40%	5.55%	5.70%	6.00%
72 – 76	5.25%	5.40%	5.50%	5.65%	5.75%	6.00%	6.05%	6.15%	6.25%	6.40%	6.70%
77+	5.75%	5.85%	5.95%	6.05%	6.10%	6.50%	6.55%	6.60%	6.65%	6.70%	7.10%
CURRENT RETIREPAY CHARGES
The current RetirePay Charges applicable to your Contract are as follows:

•    Single Life Highest Anniversary Value Step-up Charge
•    Joint Life Highest Anniversary Value Step-up Charge
•    Single Life Highest Quarterly Value Step-up Charge
•    Joint Life Highest Quarterly Value Step-up Charge
1.45% 1.45% 1.60% 1.60%
The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges at any time, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge can be found in the “RetirePay Charge” section of the current MassMutual Envision prospectus.
INVESTMENT ALLOCATION RESTRICTIONS
While RetirePay is in effect, your investment allocations are restricted.
You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.
MML Asset Allocation Sub-Accounts:
MML Conservative Allocation
MML Moderate Allocation
MML Balanced Allocation
MML American Funds Core Allocation
MML Growth Allocation
MML Blend
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation

Custom Allocation Program:
Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML U.S. Government Money Market MML Dynamic Bond MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML Inflation-Protected and Income
Allocation Category 2	40%	70%
Available sub-accounts:
MML Blue Chip Growth
MML Large Cap Growth
MML American Funds Growth
MML Focused Equity
MML Fundamental Equity
MML Equity Income
MML Fundamental Value
MML Income & Growth
MML Mid Cap Growth
	MML Small Cap Growth Equity MML Small Cap Equity MML Mid Cap Value MML Foreign MML Global MML American Funds International MML International Equity MML Strategic Emerging Markets MML High Yield

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%
Available sub-accounts:
MML Sustainable Equity
Fidelity® VIP Contrafund®
MML Equity
MML Equity Momentum
MML Equity Rotation
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
MML Small Company Value
MML Small/Mid Cap Value

Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
MML Special Situations
Delaware Ivy VIP Asset Strategy
Janus Henderson Global Technology and Innovation
Fidelity® VIP Real Estate
Fidelity® VIP Health Care
Fidelity® VIP Strategic Income
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.
If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.
Please keep this Rate Sheet for future reference.

Rate Sheet Prospectus Supplement Dated May 1, 2022 to the Prospectus dated May 1, 2022 for
MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4
This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated May 1, 2022 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.
We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)
The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after May 1, 2022 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.
This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.
If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.
Rate Sheet Eligibility Conditions
Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.
In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after May 1, 2022 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.
Application Information Submitted with a Purchase Payment
In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.
If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”
If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.
Application Information Submitted without a Purchase Payment
If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”
If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.
If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.
The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.
Rate Sheet Comparison Process
Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.
You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate and the Lifetime Guarantee Rate based on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person (or the youngest Covered Person for a Joint Life Version). The Withdrawal Rate applies when your Contract Value is greater than zero. The Lifetime Guarantee Rate applies when your Contract Value is zero. Once the contract is issued, the Withdrawal Rates and the Lifetime Guarantee Rates applicable to your Contract below will not change for the life of your Contract.
SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.75%	3.85%	3.90%	4.00%	4.05%	4.50%	4.60%	4.65%	4.75%	4.80%	5.65%
62 – 66	4.00%	4.10%	4.15%	4.25%	4.30%	4.60%	4.70%	4.75%	4.85%	4.90%	5.80%
67 – 71	4.75%	4.85%	4.95%	5.05%	5.15%	5.45%	5.55%	5.65%	5.75%	5.85%	6.65%
72 – 76	5.25%	5.35%	5.45%	5.55%	5.65%	6.05%	6.15%	6.25%	6.35%	6.45%	7.35%
77+	5.50%	5.60%	5.70%	5.85%	5.95%	6.35%	6.45%	6.55%	6.65%	6.75%	7.70%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.10%	3.15%	3.20%	3.30%	3.35%	3.70%	3.80%	3.85%	3.90%	3.95%	4.65%
62 – 66	3.35%	3.40%	3.50%	3.55%	3.60%	3.85%	3.90%	4.00%	4.05%	4.10%	4.85%
67 – 71	4.10%	4.20%	4.25%	4.35%	4.45%	4.70%	4.80%	4.90%	4.95%	5.05%	5.75%
72 – 76	4.60%	4.70%	4.80%	4.90%	4.95%	5.30%	5.40%	5.45%	5.55%	5.65%	6.45%
77+	4.85%	4.95%	5.05%	5.15%	5.25%	5.60%	5.65%	5.75%	5.85%	5.95%	6.80%
SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	3.75%	3.85%	3.90%	4.00%	4.05%	4.50%	4.60%	4.65%	4.75%	4.80%	5.65%
62 – 66	4.00%	4.10%	4.15%	4.25%	4.30%	4.60%	4.70%	4.75%	4.85%	4.90%	5.80%
67 – 71	4.75%	4.85%	4.95%	5.05%	5.15%	5.45%	5.55%	5.65%	5.75%	5.85%	6.65%
72 – 76	5.25%	5.35%	5.45%	5.55%	5.65%	6.05%	6.15%	6.25%	6.35%	6.45%	7.35%
77+	5.50%	5.60%	5.70%	5.85%	5.95%	6.35%	6.45%	6.55%	6.65%	6.75%	7.70%
JOINT LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	3.10%	3.15%	3.20%	3.30%	3.35%	3.70%	3.80%	3.85%	3.90%	3.95%	4.65%
62 – 66	3.35%	3.40%	3.50%	3.55%	3.60%	3.85%	3.90%	4.00%	4.05%	4.10%	4.85%
67 – 71	4.10%	4.20%	4.25%	4.35%	4.45%	4.70%	4.80%	4.90%	4.95%	5.05%	5.75%
72 – 76	4.60%	4.70%	4.80%	4.90%	4.95%	5.30%	5.40%	5.45%	5.55%	5.65%	6.45%
77+	4.85%	4.95%	5.05%	5.15%	5.25%	5.60%	5.65%	5.75%	5.85%	5.95%	6.80%
CURRENT RETIREPAY CHARGES
The current RetirePay Charges applicable to your Contract are as follows:

•    Single Life Highest Anniversary Value Step-up Charge
•    Joint Life Highest Anniversary Value Step-up Charge
•    Single Life Highest Quarterly Value Step-up Charge
•    Joint Life Highest Quarterly Value Step-up Charge
1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges at any time, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge can be found in the “RetirePay Charge” section of the current MassMutual Envision prospectus.
INVESTMENT ALLOCATION RESTRICTIONS
While RetirePay is in effect, your investment allocations are restricted.
You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.
MML Asset Allocation Sub-Accounts:
MML Conservative Allocation
MML Moderate Allocation
MML Balanced Allocation
MML American Funds Core Allocation
MML Growth Allocation
MML Blend
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation
Custom Allocation Program:
Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML U.S. Government Money Market MML Dynamic Bond MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML Inflation-Protected and Income
Allocation Category 2	40%	70%
Available sub-accounts:
MML Blue Chip Growth
MML Large Cap Growth
MML American Funds Growth
MML Focused Equity
MML Fundamental Equity
MML Equity Income
MML Fundamental Value
MML Income & Growth
MML Mid Cap Growth
	MML Small Cap Growth Equity MML Small Cap Equity MML Mid Cap Value MML Foreign MML Global MML American Funds International MML International Equity MML Strategic Emerging Markets MML High Yield

Allocation Category 3	0%	30%
Available sub-accounts:
MML Growth & Income
Fidelity® VIP Contrafund®
MML Equity
MML Equity Momentum
MML Equity Rotation
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
MML Small Company Value
MML Small/Mid Cap Value

Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
MML Special Situations
Delaware Ivy VIP Asset Strategy
Janus Henderson Global Technology and Innovation
Fidelity® VIP Real Estate
Fidelity® VIP Health Care
Fidelity® VIP Strategic Income
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.
If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.
Please keep this Rate Sheet for future reference.

Rate Sheet Prospectus Supplement Dated September 1, 2021 to the Prospectus dated September 1, 2021 for
MassMutual EnvisionSM Variable Annuity Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4
This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with the Prospectus dated September 1, 2021 for the MassMutual EnvisionSM Variable Annuity. You may obtain a current Prospectus at www.MassMutual.com/Envision or by calling (800) 272-2216, sending an email request to ANNfax@MassMutual.com, or writing to MassMutual, PO Box 9067, Springfield, MA 01102-9067.
We are issuing this Rate Sheet to update the following information regarding the MassMutual RetirePaySM Guaranteed Lifetime Withdrawal Benefit (RetirePay):

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	RetirePay Charges, and

•	Investment Allocation Restrictions

(collectively, referred to as the “RetirePay Terms.”)
The RetirePay Terms included in this Rate Sheet are effective for applications submitted on or after September 1, 2021 until a new Rate Sheet is issued that replaces and supersedes this Rate Sheet.
This Rate Sheet replaces and supersedes any previously issued Rate Sheet. This Rate Sheet has no specified end date. This Rate Sheet must be used in conjunction with an effective MassMutual EnvisionSM Variable Annuity Prospectus. For complete information about RetirePay, see the “Additional Benefits — MassMutual RetirePaySM” section in the MassMutual EnvisionSM Variable Annuity Prospectus.
If we change the RetirePay Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.
Rate Sheet Eligibility Conditions
Certain Rate Sheet eligibility conditions apply when we have issued a superseding Rate Sheet after you apply for your contract and prior to your issue date.
In order for the RetirePay Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after September 1, 2021 and prior to the effective date of the superseding Rate Sheet. For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.
Application Information Submitted with a Purchase Payment
In addition to the submission of your necessary application information, we also require payment of at least the minimum initial Purchase Payment and the application information to be in Good Order within 10 business days after the application submit date.
If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”
If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return your Purchase Payment.

Application Information Submitted without a Purchase Payment
If you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer, your transfer form(s) and application information must be in Good Order within 10 Business Days after the application submit date. In addition, the initial Purchase Payment necessary to issue the Contract must be received within 90 calendar days after the application submit date.
If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the RetirePay Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”
If these Rate Sheet Eligibility Conditions are not met, we will inform you and request instructions regarding whether to issue the Contract with the RetirePay Terms in effect under the superseding Rate Sheet or cancel the application.
If you have not provided us with the requested instructions within 2 business days after we have received your Purchase Payment, we will return your Purchase Payment to the original source.
The requirement to have the necessary application information in Good Order within 10 Business Days for application information received with a Purchase Payment or without a Purchase Payment includes completion of the broker-dealer suitability review.
Rate Sheet Comparison Process
Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if after your application submit date and prior to your Issue Date, a subsequent Rate Sheet is issued with only beneficial changes to the RetirePay Terms, the subsequent Rate Sheet will apply. The changes will be considered to be beneficial unless any of the following occurs:

•	Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	RetirePay Charges have increased, or

•	Investment Allocation Restrictions have changed (unless the sole change to the Investment Allocation Restrictions is the addition of available investment options).

For example, if the RetirePay Charges have increased, you will receive the RetirePay Terms included in the Rate Sheet in effect on your application submit date even if the Withdrawal Rates and/or Lifetime Guarantee Rates have increased in the subsequent Rate Sheet.
You should not purchase RetirePay without first obtaining the applicable Rate Sheet. To obtain a current Rate Sheet:

•	Contact your financial advisor

•	Contact us toll-free at (800) 272-2216

•	Go to www.MassMutual.com/Envision

On the Guaranteed Lifetime Withdrawal Date, we will determine the Withdrawal Rate and the Lifetime Guarantee Rate based on the number of full Contract Years from the RetirePay Issue Date and the Age of the Covered Person (or the youngest Covered Person for a Joint Life Version). The Withdrawal Rate applies when your Contract Value is greater than zero. The Lifetime Guarantee Rate applies when your Contract Value is zero. Once the contract is issued, the Withdrawal Rates and the Lifetime Guarantee Rates applicable to your Contract below will not change for the life of your Contract.

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.75%	3.85%	3.90%	4.00%	4.05%	4.50%	4.60%	4.65%	4.75%	4.80%	5.65%
62 – 66	4.00%	4.10%	4.15%	4.25%	4.30%	4.60%	4.70%	4.75%	4.85%	4.90%	5.80%
67 – 71	4.75%	4.85%	4.95%	5.05%	5.15%	5.45%	5.55%	5.65%	5.75%	5.85%	6.65%
72 – 76	5.25%	5.35%	5.45%	5.55%	5.65%	6.05%	6.15%	6.25%	6.35%	6.45%	7.35%
77+	5.50%	5.60%	5.70%	5.85%	5.95%	6.35%	6.45%	6.55%	6.65%	6.75%	7.70%
JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	3.10%	3.15%	3.20%	3.30%	3.35%	3.70%	3.80%	3.85%	3.90%	3.95%	4.65%
62 – 66	3.35%	3.40%	3.50%	3.55%	3.60%	3.85%	3.90%	4.00%	4.05%	4.10%	4.85%
67 – 71	4.10%	4.20%	4.25%	4.35%	4.45%	4.70%	4.80%	4.90%	4.95%	5.05%	5.75%
72 – 76	4.60%	4.70%	4.80%	4.90%	4.95%	5.30%	5.40%	5.45%	5.55%	5.65%	6.45%
77+	4.85%	4.95%	5.05%	5.15%	5.25%	5.60%	5.65%	5.75%	5.85%	5.95%	6.80%
SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	3.75%	3.85%	3.90%	4.00%	4.05%	4.50%	4.60%	4.65%	4.75%	4.80%	5.65%
62 – 66	4.00%	4.10%	4.15%	4.25%	4.30%	4.60%	4.70%	4.75%	4.85%	4.90%	5.80%
67 – 71	4.75%	4.85%	4.95%	5.05%	5.15%	5.45%	5.55%	5.65%	5.75%	5.85%	6.65%
72 – 76	5.25%	5.35%	5.45%	5.55%	5.65%	6.05%	6.15%	6.25%	6.35%	6.45%	7.35%
77+	5.50%	5.60%	5.70%	5.85%	5.95%	6.35%	6.45%	6.55%	6.65%	6.75%	7.70%

JOINT LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	3.10%	3.15%	3.20%	3.30%	3.35%	3.70%	3.80%	3.85%	3.90%	3.95%	4.65%
62 – 66	3.35%	3.40%	3.50%	3.55%	3.60%	3.85%	3.90%	4.00%	4.05%	4.10%	4.85%
67 – 71	4.10%	4.20%	4.25%	4.35%	4.45%	4.70%	4.80%	4.90%	4.95%	5.05%	5.75%
72 – 76	4.60%	4.70%	4.80%	4.90%	4.95%	5.30%	5.40%	5.45%	5.55%	5.65%	6.45%
77+	4.85%	4.95%	5.05%	5.15%	5.25%	5.60%	5.65%	5.75%	5.85%	5.95%	6.80%
CURRENT RETIREPAY CHARGES
The current RetirePay Charges applicable to your Contract are as follows:

•    Single Life Highest Anniversary Value Step-up Charge
•    Joint Life Highest Anniversary Value Step-up Charge
•    Single Life Highest Quarterly Value Step-up Charge
•    Joint Life Highest Quarterly Value Step-up Charge
1.45% 1.45% 1.60% 1.60%
The amount that is deducted from your Contract Value is equal to the RetirePay Charge multiplied by the Benefit Base. We may increase the RetirePay Charges at any time, with prior notice, but the charges will never exceed the maximum RetirePay Charge. The maximum charge can be found in the “RetirePay Charge” section of the current MassMutual Envision prospectus.
INVESTMENT ALLOCATION RESTRICTIONS
While RetirePay is in effect, your investment allocations are restricted.
You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.
MML Asset Allocation Sub-Accounts:
MML Conservative Allocation
MML Moderate Allocation
MML Balanced Allocation
MML American Funds Core Allocation
MML Growth Allocation
MML Blend
MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation

Custom Allocation Program:
Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML U.S. Government Money Market MML Dynamic Bond MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML Inflation-Protected and Income
Allocation Category 2	40%	70%
Available sub-accounts:
MML Blue Chip Growth
MML Large Cap Growth
MML American Funds Growth
MML Focused Equity
MML Fundamental Equity
MML Equity Income
MML Fundamental Value
MML Income & Growth
MML Mid Cap Growth
	MML Small Cap Growth Equity MML Small Cap Equity MML Mid Cap Value MML Foreign MML Global MML American Funds International MML International Equity MML Strategic Emerging Markets MML High Yield
Allocation Category 3	0%	30%
Available sub-accounts:
MML Growth & Income
Fidelity® VIP Contrafund®
MML Equity
MML Equity Momentum
MML Equity Rotation
Invesco V.I. Global Strategic Income
Invesco V.I. Discovery Mid Cap Growth
MML Small Company Value
MML Small/Mid Cap Value

Invesco V.I. Global
Invesco Oppenheimer V.I. International Growth
MML Special Situations
Delaware Ivy VIP Asset Strategy
Janus Henderson Global Technology and Innovation
Fidelity® VIP Real Estate
Fidelity® VIP Health Care
Fidelity® VIP Strategic Income
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.
If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.
Please keep this Rate Sheet for future reference.

The SAI contains additional information about the Separate Account. The SAI is incorporated into this prospectus by reference and it is legally part of this prospectus. We filed the SAI with the SEC. The SEC maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC.
Reports and other information about the Separate Account, including the SAI, are available on the SEC website (www.sec.gov).
For a free copy of the SAI, other information about this Contract, or general inquiries, contact our Service Center:

MassMutual Document Management Services – Annuities W360 PO Box 9067 Springfield, MA 01102-9067 (800) 272-2216 (Fax) (866) 329-4272 (Email) ANNfax@MassMutual.com www.MassMutual.com

Investment Company Act file number: 811-08619
Securities Act file number: 333-255824
Class (Contract) Identifier: C000228859

STATEMENT OF ADDITIONAL INFORMATION
MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Depositor)

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4
Registrant

MASSMUTUAL ENVISIONSM VARIABLE ANNUITY

An individual flexible premium deferred variable annuity

Contract Class: B-Share
November 28, 2023
This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus dated November 28, 2023 for the individual flexible premium deferred variable annuity contracts (Contracts) that are referred to herein.
For a copy of the prospectus call (800) 272-2216, visit online at www.MassMutual.com/Envision, send an email request to ANNfax@MassMutual.com, or write to MassMutual, PO Box 9067, Springfield, MA 01102-9067.
TABLE OF CONTENTS

	SAI	Prospectus
The Company	2	18
The Separate Account	2	18
Services	2	67
Distribution	2	67
Fixed Annuity Payout Rates	3	34
Payment of Death Benefit	3	41
Experts	3
Financial Statements	4

1

THE COMPANY
In this Statement of Additional Information, the “Company,” “we,” “us,” and “our” refer to Massachusetts Mutual Life Insurance Company (MassMutual). MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico. Products and services are offered primarily through MassMutual’s distribution channels: MassMutual Financial Advisors, MassMutual Strategic Distributors, Digital Distribution, Institutional Solutions and Worksite.
MassMutual was established on May 15, 1851 and is organized as a mutual life insurance company in the Commonwealth of Massachusetts. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.
THE SEPARATE ACCOUNT
We established Massachusetts Mutual Variable Annuity Separate Account 4 (Separate Account) as a separate account under Massachusetts law on July 9, 1997. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.
The Separate Account holds the assets that underlie the Contracts (and certain other contracts that we issue), except any assets allocated to our General Account. We keep the Separate Account assets separate from the assets of our General Account and other separate accounts. The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a single Fund.
We own the assets of the Separate Account. We credit gains to, or charge losses against, the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities other than those arising from the Contracts (or other contracts that we issue and that are funded by the Separate Account). If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. The obligations of the Separate Account are not our generalized obligations and will be satisfied solely by the assets of the Separate Account. We are obligated to pay all amounts promised to investors under the Contract.
SERVICES
MassMutual holds title to the assets of the Separate Account. MassMutual maintains the records and accounts relating to the Guaranteed Principal Account, the Separate Account, the segment within the Separate Account established to receive and invest premium payments for the Contracts, and divisions of that segment. MassMutual’s principal business address is 1295 State Street, Springfield, Massachusetts 01111-0001.
DISTRIBUTION
The Contract is sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the Contracts sold by its registered representatives, and MSD serves as principal underwriter of the Contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.
MMLIS and MSD are located at 1295 State Street, Springfield, MA 01111-0001. MMLIS and MSD are registered with the SEC as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA). As the policy was first offered for sale in 2022, compensation information can only be reported for one year. As of December 31, 2022, MMLIS and MSD were paid the compensation amounts shown below for their actions as principal underwriters for the policies described in the statutory prospectus.

Year	MMLIS	MSD
2022	$381,750	$0
Commissions for sales of the Contract by MMLIS registered representatives are paid by MassMutual on behalf of MMLIS to MMLIS registered representatives. Commissions for sales of the Contract by registered representatives of other broker-dealers are paid by MassMutual on behalf of MSD to those broker-dealers.
As the policy was first offered for sale in 2022, commissions information can only be reported for one year. As of December 31, 2022, commissions as described in the statutory prospectus were paid by MassMutual through MMLIS and MSD as shown below.

Year	MMLIS	MSD
2022	$2,191,613	$0
2

FIXED ANNUITY PAYOUT RATES
The assumptions for determining the Fixed Annuity Payout Rates are:
(1) The 2012 Individual Annuity Mortality (IAM) mortality table, projected to the year 2052 with 100% of Projection Scale G2 for both males and females, applies to all Annuity Options which include life contingent payments. Where applicable, unisex mortality rates and projection factors are based on a 30%/70% male/female weighting.
(2) Age will be determined based on each Annuitant’s birthday nearest the applicable Annuity Date with a five-year Age setback applied in all instances. For example, Age 65 is considered the period of time between age 64 years, 6 months and one day and age 65 years and 6 months. Once the Age has been determined, the setback would then be applied (e.g. Age 65 will be considered Age 60).
(3) An effective annual interest rate of 0.10%.
If the single premium immediate annuity rates we offer to the same class of Annuitants and designate for this purpose on the Annuity Date are higher than the Fixed Annuity Payout Rates for the Contract, the higher rates will be used.
PAYMENT OF DEATH BENEFIT
MassMutual will require due proof of death before any death benefit is paid. Due proof of death will be:
(1)   a certified death certificate;
(2)   a certified decree of a court of competent jurisdiction as to the finding of death; or
(3)   any other proof satisfactory to MassMutual.
All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.
The Beneficiary designation in effect on the date we issue the Contract will remain in effect until changed. Unless you provide otherwise, the death benefit will be paid in equal shares to the Beneficiary(ies) as follows:
(1)   to the primary Beneficiary(ies) who survive your death and/or the Annuitant’s death, as applicable; or
(2)   if there is no primary Beneficiary who survives your death and/or any Annuitant’s death, as applicable, to the contingent Beneficiary(ies) who survive the Owner’s and/or the Annuitant’s death, as applicable; or
(3)   if there is no primary or contingent Beneficiary who survives your death, and/or any Annuitant’s death, as applicable, to you or your estate.
You may name an irrevocable Beneficiary(ies). In that case, a change of Beneficiary requires the consent of any irrevocable Beneficiary. If an irrevocable Beneficiary is named, the Owner retains all other contractual rights.
See the “Death Benefit” section in the prospectus for more information on death benefits.
EXPERTS
The financial statements of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2022 and for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended and the statutory financial statements of Massachusetts Mutual Life Insurance Company (the Company) as of December 31, 2022 and 2021, and for each of the years in the three-year period ended December 31, 2022, each have been included in this Statement of Additional Information herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, each of which are also included herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP’s report, dated March 7, 2023, states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’s report states that the financial statements of the Company are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.
3

FINANCIAL STATEMENTS
The Registrant
Report of Independent Registered Public Accounting Firm
Statement of Assets and Liabilities as of December 31, 2022
Statements of Operations and Changes in Net Assets for the years ended December 31, 2022 and 2021
Notes to Financial Statements
The Depositor
Independent Auditors’ Report
Statutory Statements of Financial Position as of December 31, 2022 and 2021
Statutory Statements of Operations for the years ended December 31, 2022, 2021 and 2020
Statutory Statements of Changes in Surplus for the years ended December 31, 2022, 2021 and 2020
Statutory Statements of Cash Flows for the years ended December 31, 2022, 2021 and 2020
Notes to Statutory Financial Statements
4

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 4:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in Appendix

A that comprise Massachusetts Mutual Variable Annuity Separate Account 4 (collectively, the “Separate Account”), as of December 31, 2022, the related statements of operations and changes in net assets for each of the years in the two-year period then ended (or for the period indicated in Appendix A), and the related notes including the financial highlights in Note 8 for each of the years or periods in the five-year period then ended (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2022, and the results of their operations and changes in net assets for each of the years in the two-year period then ended (or for the period indicated in Appendix A), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the MassMutual Separate Accounts’ auditor since 2004.

Boston, Massachusetts

March 8, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

F-1

Appendix A

Massachusetts Mutual Variable Annuity Separate Account 4 was comprised of the following subaccounts. Statements of assets and liabilities as of December 31, 2022, statements of operations and changes in net assets for each of the years in the two-year period ended December 31, 2022 unless otherwise noted.

Sub-accounts
BlackRock 60/40 Target Allocation ETF V.I. Sub-Account (Class III)	Invesco V.I. Main Street Sub-Account (Series II)
Delaware Ivy VIP Asset Strategy Sub-Account (Class II)	Invesco V.I. Technology Sub-Account (Series I)
Fidelity® VIP Contrafund® Sub-Account (Initial Class)	Invesco V.I. Technology Sub-Account (Series II)
Fidelity® VIP Contrafund® Sub-Account (Service Class 2)	Invesco V.I. U.S. Government Money Sub-Account
Fidelity® VIP Healthcare Sub-Account**	Janus Henderson Global Technology and Innovation Sub-Account**
Fidelity® VIP Real Estate Sub-Account**	MML Aggressive Allocation Sub-Account (Initial Class)
Fidelity® VIP Strategic Income Sub-Account**	MML Aggressive Allocation Sub-Account (Service Class)
Invesco Oppenheimer V.I. International Growth Sub-Account (Series I)	MML American Funds Core Allocation Sub-Account
Invesco Oppenheimer V.I. International Growth Sub-Account (Series II)	MML American Funds Growth Sub-Account
Invesco V.I. Capital Appreciation Sub-Account (Series I)	MML Balanced Allocation Sub-Account (Initial Class)
Invesco V.I. Capital Appreciation Sub-Account (Series II)	MML Balanced Allocation Sub-Account (Service Class)
Invesco V.I. Conservative Balanced Sub-Account (Series I)	MML Blend Sub-Account (Initial Class)
Invesco V.I. Conservative Balanced Sub-Account (Series II)	MML Blend Sub-Account (Service Class)
Invesco V.I. Core Plus Bond Sub-Account*	MML Blue Chip Growth Sub-Account (Initial Class)
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series I)	MML Blue Chip Growth Sub-Account (Service Class)
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series II)	MML Conservative Allocation Sub-Account (Initial Class)
Invesco V.I. Diversified Dividend Sub-Account (Series I)	MML Conservative Allocation Sub-Account (Service Class)
Invesco V.I. Diversified Dividend Sub-Account (Series II)	MML Dynamic Bond Sub-Account (Service Class I)
Invesco V.I. Global Sub-Account (Series I)	MML Equity Income Sub-Account (Initial Class)
Invesco V.I. Global Sub-Account (Series II)	MML Equity Income Sub-Account (Service Class)
Invesco V.I. Global Strategic Income Sub-Account (Series I)	MML Equity Index Sub-Account (Class I)
Invesco V.I. Global Strategic Income Sub-Account (Series II)	MML Equity Index Sub-Account (Service Class I)
Invesco V.I. Health Care Sub-Account (Series I)	MML Equity Rotation Sub-Account (Service Class I)
Invesco V.I. Health Care Sub-Account (Series II)	MML Equity Sub-Account (Initial Class)
Invesco V.I. Main Street Sub-Account (Series I)	MML Equity Sub-Account (Service Class)
F-2

MML Focused Equity Sub-Account	MML Mid Cap Growth Sub-Account (Service Class)
MML Foreign Sub-Account (Initial Class)	MML Mid Cap Value Sub-Account (Initial Class)
MML Foreign Sub-Account (Service Class)	MML Mid Cap Value Sub-Account (Service Class)
MML Fundamental Equity Sub-Account	MML Moderate Allocation Sub-Account (Initial Class)
MML Fundamental Value Sub-Account	MML Moderate Allocation Sub-Account (Service Class)
MML Global Sub-Account (Class I)	MML Short-Duration Bond Sub-Account
MML Global Sub-Account (Class II)	MML Small Cap Equity Sub-Account (Initial Class)
MML Global Sub-Account (Service Class I)	MML Small Cap Equity Sub-Account (Service Class)
MML Growth Allocation Sub-Account (Initial Class)	MML Small Cap Growth Equity Sub-Account (Initial Class)
MML Growth Allocation Sub-Account (Service Class)	MML Small Cap Growth Equity Sub-Account (Service Class)
MML High Yield Sub-Account	MML Small Company Value Sub-Account
MML Income & Growth Sub-Account (Initial Class)	MML Small/Mid Cap Value Sub-Account (Initial Class)
MML Income & Growth Sub-Account (Service Class)	MML Small/Mid Cap Value Sub-Account (Service Class)
MML Inflation-Protected and Income Sub-Account (Initial Class)	MML Strategic Emerging Markets Sub-Account (Service Class I)
MML Inflation-Protected and Income Sub-Account (Service Class)	MML Sustainable Equity Sub-Account (Initial Class) *
MML International Equity Sub-Account	MML Sustainable Equity Sub-Account (Service Class) *
MML iShares 60/40 Allocation Sub-Account**	MML Total Return Bond Sub-Account
MML iShares 80/20 Allocation Sub-Account**	MML U.S. Government Money Market Sub-Account
MML Large Cap Growth Sub-Account (Initial Class)	PIMCO Commodity RealReturn® Strategy SubAccount
MML Large Cap Growth Sub-Account (Service Class)	PIMCO Income Sub-Account**
MML Managed Bond Sub-Account (Initial Class)	VY® CBRE Global Real Estate Sub-Account *
MML Managed Bond Sub-Account (Service Class)
MML Managed Volatility Sub-Account (Initial Class)
MML Managed Volatility Sub-Account (Service Class)
MML Mid Cap Growth Sub-Account (Initial Class)

* See Note 2 to the financial statements for the previous name of this sub-account.

**Statements of operations and changes in net assets for the period from February 28, 2022 to December 31, 2022.

Statements of operations and changes in net assets for the period January 1, 2022 to November 4, 2022 (liquidation)

and the year ended December 31, 2021.

MML American Funds International Sub-Account

MML Equity Momentum Sub-Account (Service Class I)

MML Special Situations Sub-Account (Service Class I)

F-3

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

	BlackRock	Delaware					Fidelity®	Invesco
	60/40 Target	Ivy VIP	Fidelity®	Fidelity®	Fidelity®	Fidelity®	VIP	Oppenheimer V.I.
	Allocation	Asset	VIP	VIP	VIP	VIP	Strategic	International
	ETF V.I.	Strategy	Contrafund®	Contrafund®	Healthcare	Real Estate	Income	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Class II)	(Initial Class)	(Service Class 2)				(Series I)
ASSETS
Investments
Number of shares	1,414,745	1,385,244	4,443,353	5,245,418	13,691	9,385	20,318	12,082,679
Identified cost	$18,607,123	$12,591,206	$166,644,354	$199,198,328	$444,526	$182,949	$210,004	$26,437,382
Value	$16,425,190	$10,874,165	$168,314,231	$191,667,567	$447,027	$152,221	$201,150	$20,298,900
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	4	-	-
Total assets	16,425,190	10,874,165	168,314,231	191,667,567	447,027	152,225	201,150	20,298,900
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	-	-	9,699	-	-	-	-	337
Payable to Massachusetts Mutual Life Insurance Company	-	23	319	2	-	-	7	84
Total liabilities	-	23	10,018	2	-	-	7	421
NET ASSETS	$16,425,190	$10,874,142	$168,304,213	$191,667,565	$447,027	$152,225	$201,143	$20,298,479
Net Assets:
Accumulation units - value	$16,425,190	$10,874,142	$162,241,192	$191,664,117	$447,027	$152,225	$201,143	$19,530,106
Contracts in payout (annuitization) period	-	-	6,063,021	3,448	-	-	-	768,373
Net assets	$16,425,190	$10,874,142	$168,304,213	$191,667,565	$447,027	$152,225	$201,143	$20,298,479
Outstanding units
Contract owners	1,196,331	833,323	3,876,930	8,378,070	43,720	18,483	22,156	845,645
UNIT VALUE
Panorama Premier	$-	$-	$57.99	$-	$-	$-	$-	$34.32
Panorama Passage®
Tier 1	-	-	43.30	-	-	-	-	22.02
Tier 2	-	-	41.96	-	-	-	-	21.34
Tier 3	-	-	45.89	-	-	-	-	23.34
Tier 4	-	-	43.60	-	-	-	-	22.17
MassMutual Artistry	-	-	39.54	-	-	-	-	16.55
MassMutual Transitions®
Custom Plan	-	-	50.39	-	-	-	-	27.01
Package Plan I	-	-	50.39	-	-	-	-	27.01
Package Plan II	-	-	46.89	-	-	-	-	25.13
Package Plan III	-	-	44.54	-	-	-	-	23.87

See Notes to Financial Statements.

F-4

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	BlackRock	Delaware					Fidelity®	Invesco
	60/40 Target	Ivy VIP	Fidelity®	Fidelity®	Fidelity®	Fidelity®	VIP	Oppenheimer V.I.
	Allocation	Asset	VIP	VIP	VIP	VIP	Strategic	International
	ETF V.I.	Strategy	Contrafund®	Contrafund®	Healthcare	Real Estate	Income	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Class II)	(Initial Class)	(Service Class 2)				(Series I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	13.87	38.69	-	-	-	-	21.98
Tier 2	-	13.32	35.88	-	-	-	-	20.39
Tier 3	-	12.99	34.23	-	-	-	-	19.45
Tier 4	-	13.32	35.83	-	-	-	-	20.36
Tier 5	-	12.79	33.23	-	-	-	-	18.88
Tier 6	-	12.47	31.70	-	-	-	-	18.01
Tier 7	-	13.19	35.30	-	-	-	-	20.06
Tier 8	-	12.66	32.69	-	-	-	-	18.57
Tier 9	-	12.92	-	33.10	-	-	-	-
Tier 10	-	13.60	-	36.28	-	-	-	-
Tier 11	-	12.41	-	30.65	-	-	-	-
Tier 12	-	13.05	-	34.26	-	-	-	-
Tier 13	-	11.85	-	28.95	-	-	-	-
Tier 14	-	12.34	-	31.27	-	-	-	-
MassMutual RetireEase SelectSM
Tier 1	-	-	25.40	-	-	-	-	12.01
Tier 2	-	-	27.46	-	-	-	-	12.98
MassMutual Transitions SelectSM
Tier 1	-	14.45	44.47	-	-	-	-	26.39
Tier 2	-	14.45	-	42.90	-	-	-	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	12.50	-	17.77	-	-	-	-
Tier 2	-	12.19	-	17.33	-	-	-	-
Tier 3	-	12.50	-	17.77	-	-	-	-
MassMutual Capital VantageSM
Tier 1	13.40	12.46	-	17.70	-	-	-	-
Tier 2	13.74	12.77	-	18.15	-	-	-	-
Tier 3	12.97	12.06	-	17.14	-	-	-	-
Tier 4	13.40	12.46	-	17.70	-	-	-	-
Tier 5	13.30	12.37	-	17.58	-	-	-	-
Tier 6	13.74	12.77	-	18.15	-	-	-	-
MassMutual Envision VA	-	8.95	-	8.47	10.22	8.24	9.08	-

See Notes to Financial Statements.

F-5

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	Invesco
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	International	Capital	Capital	Conservative	Conservative	Core Plus	Discovery	Discovery
	Growth	Appreciation	Appreciation	Balanced	Balanced	Bond	Mid Cap Growth	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)		(Series I)	(Series II)
ASSETS
Investments
Number of shares	10,589,187	2,978,483	224,013	383,596	3,319	255,357	1,248,789	477,357
Identified cost	$24,128,702	$147,415,040	$10,896,776	$5,277,517	$43,036	$1,690,740	$94,379,173	$34,253,949
Value	$18,848,752	$103,561,855	$7,405,880	$5,339,659	$45,433	$1,419,783	$69,320,255	$22,846,304
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	1	-	-
Total assets	18,848,752	103,561,855	7,405,880	5,339,659	45,433	1,419,784	69,320,255	22,846,304
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	-	4,814	-	807	-	11	4,838	-
Payable to Massachusetts Mutual Life Insurance Company	3	602	11	375	6	-	234	10
Total liabilities	3	5,416	11	1,182	6	11	5,072	10
NET ASSETS	$18,848,749	$103,556,439	$7,405,869	$5,338,477	$45,427	$1,419,773	$69,315,183	$22,846,294
Net Assets:
Accumulation units - value	$18,848,749	$100,547,678	$7,405,869	$5,301,894	$45,427	$1,419,422	$66,911,121	$22,844,671
Contracts in payout (annuitization) period	-	3,008,761	-	36,583	-	351	2,404,062	1,623
Net assets	$18,848,749	$103,556,439	$7,405,869	$5,338,477	$45,427	$1,419,773	$69,315,183	$22,846,294
Outstanding units
Contract owners	1,163,026	3,385,941	250,907	316,912	2,970	103,980	2,145,143	1,133,228
UNIT VALUE
Panorama Premier	$-	$29.44	$-	$16.23	$-	$13.65	$26.49	$-
Panorama Passage®
Tier 1	-	29.35	-	15.90	-	-	26.04	-
Tier 2	-	28.44	-	15.41	-	-	25.23	-
Tier 3	-	31.11	-	16.83	-	-	27.59	-
Tier 4	-	29.56	-	15.99	-	-	26.22	-
MassMutual Artistry	-	21.78	-	16.52	-	-	14.78	-
MassMutual Transitions®
Custom Plan	-	33.47	-	18.18	-	-	37.84	-
Package Plan I	-	33.47	-	18.18	-	-	37.84	-
Package Plan II	-	31.14	-	16.92	-	-	35.21	-
Package Plan III	-	29.58	-	16.07	-	-	33.44	-

See Notes to Financial Statements.

F-6

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	Invesco
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	International	Capital	Capital	Conservative	Conservative	Core Plus	Discovery	Discovery
	Growth	Appreciation	Appreciation	Balanced	Balanced	Bond	Mid Cap Growth	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)		(Series I)	(Series II)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	27.78	-	13.97	-	-	32.14	-
Tier 2	-	25.77	-	12.95	-	-	29.81	-
Tier 3	-	24.58	-	12.36	-	-	28.44	-
Tier 4	-	25.73	-	12.93	-	-	29.76	-
Tier 5	-	23.86	-	12.00	-	-	27.60	-
Tier 6	-	22.76	-	11.44	-	-	26.33	-
Tier 7	-	25.35	-	12.75	-	-	29.32	-
Tier 8	-	23.47	-	11.80	-	-	27.15	-
Tier 9	18.84	-	23.77	-	11.95	-	-	27.48
Tier 10	20.64	-	26.05	-	13.10	-	-	30.11
Tier 11	17.44	-	22.01	-	11.07	-	-	25.44
Tier 12	19.50	-	24.60	-	12.37	-	-	28.44
Tier 13	16.48	-	20.79	-	-	-	-	24.03
Tier 14	17.79	-	22.45	-	-	-	-	25.95
MassMutual RetireEase SelectSM
Tier 1	-	22.33	-	10.94	-	-	23.36	-
Tier 2	-	24.14	-	11.82	-	-	25.26	-
MassMutual Transitions SelectSM
Tier 1	-	32.50	-	15.85	-	-	37.25	-
Tier 2	25.50	-	31.36	-	15.29	-	-	35.92
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	11.01	-	-	-	-	-	-	17.87
Tier 2	10.73	-	-	-	-	-	-	17.43
Tier 3	11.01	-	-	-	-	-	-	17.87
MassMutual Capital VantageSM
Tier 1	10.97	-	-	-	-	-	-	17.81
Tier 2	11.24	-	-	-	-	-	-	18.26
Tier 3	10.62	-	-	-	-	-	-	17.24
Tier 4	10.97	-	-	-	-	-	-	17.81
Tier 5	10.89	-	-	-	-	-	-	17.68
Tier 6	11.24	-	-	-	-	-	-	18.26
MassMutual Envision VA	8.54	-	-	-	-	-	-	-

See Notes to Financial Statements.

F-7

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	Invesco V.I.	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Diversified	Diversified	Invesco V.I.	Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.
	Dividend	Dividend	Global	Global	Income	Income	Health Care	Health Care
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
ASSETS
Investments
Number of shares	184,224	383,423	3,727,628	1,631,271	26,808,486	10,542,538	357,616	373,567
Identified cost	$4,769,497	$9,916,293	$144,378,804	$64,302,479	$128,594,953	$51,892,407	$9,933,886	$9,710,860
Value	$4,603,747	$9,489,714	$115,929,226	$49,427,518	$105,625,434	$42,908,128	$8,994,030	$8,644,330
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	1
Total assets	4,603,747	9,489,714	115,929,226	49,427,518	105,625,434	42,908,128	8,994,030	8,644,331
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	-	-	4,867	-	7,865	-	803	-
Payable to Massachusetts Mutual Life Insurance Company	46	8	616	5	247	9	112	-
Total liabilities	46	8	5,483	5	8,112	9	915	-
NET ASSETS	$4,603,701	$9,489,706	$115,923,743	$49,427,513	$105,617,322	$42,908,119	$8,993,115	$8,644,331
Net Assets:
Accumulation units - value	$4,480,457	$9,489,706	$112,624,198	$49,424,066	$102,564,024	$42,908,119	$8,642,619	$8,644,331
Contracts in payout (annuitization) period	123,244	-	3,299,545	3,447	3,053,298	-	350,496	-
Net assets	$4,603,701	$9,489,706	$115,923,743	$49,427,513	$105,617,322	$42,908,119	$8,993,115	$8,644,331
Outstanding units
Contract owners	317,837	728,781	3,633,296	2,506,424	6,982,530	3,523,347	261,340	260,608
UNIT VALUE
Panorama Premier	$16.10	$-	$39.65	$-	$19.12	$-	$34.25	$-
Panorama Passage®
Tier 1	15.77	-	38.97	-	18.63	-	33.56	-
Tier 2	15.28	-	37.76	-	18.05	-	32.52	-
Tier 3	16.69	-	41.30	-	19.75	-	35.52	-
Tier 4	15.86	-	39.24	-	18.76	-	33.75	-
MassMutual Artistry	14.71	-	27.66	-	19.16	-	31.05	-
MassMutual Transitions®
Custom Plan	15.82	-	36.14	-	18.99	-	38.61	-
Package Plan I	15.82	-	36.14	-	18.99	-	38.61	-
Package Plan II	14.72	-	33.63	-	17.67	-	35.93	-
Package Plan III	13.98	-	31.94	-	16.79	-	34.12	-

See Notes to Financial Statements.

F-8

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	Invesco V.I.	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Diversified	Diversified	Invesco V.I.	Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.
	Dividend	Dividend	Global	Global	Income	Income	Health Care	Health Care
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	12.25	-	27.51	-	13.86	-	30.75	-
Tier 2	11.36	-	25.52	-	12.86	-	28.52	-
Tier 3	10.84	-	24.34	-	12.27	-	27.21	-
Tier 4	11.34	-	25.48	-	12.84	-	28.48	-
Tier 5	10.52	-	23.63	-	11.91	-	26.41	-
Tier 6	10.04	-	22.54	-	11.36	-	25.20	-
Tier 7	11.18	-	25.10	-	12.65	-	28.06	-
Tier 8	10.35	-	23.24	-	11.71	-	25.98	-
Tier 9	-	10.50	-	23.53	-	11.85	-	26.32
Tier 10	-	11.51	-	25.79	-	12.99	-	28.85
Tier 11	-	9.73	-	21.79	-	10.97	-	24.37
Tier 12	-	10.87	-	24.36	-	12.26	-	27.24
Tier 13	-	9.19	-	20.58	-	10.36	-	23.02
Tier 14	-	9.92	-	22.23	-	11.19	-	24.86
MassMutual RetireEase SelectSM
Tier 1	9.60	-	17.13	-	11.39	-	25.09	-
Tier 2	10.38	-	18.52	-	12.31	-	27.13	-
MassMutual Transitions SelectSM
Tier 1	14.44	-	32.96	-	14.89	-	36.55	-
Tier 2	-	13.97	-	31.79	-	14.35	-	35.28
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	-	13.73	-	9.26	-	-
Tier 2	-	-	-	13.39	-	9.03	-	-
Tier 3	-	-	-	13.73	-	9.26	-	-
MassMutual Capital VantageSM
Tier 1	-	-	-	13.68	-	9.23	-	-
Tier 2	-	-	-	14.03	-	9.46	-	-
Tier 3	-	-	-	13.24	-	8.94	-	-
Tier 4	-	-	-	13.68	-	9.23	-	-
Tier 5	-	-	-	13.58	-	9.16	-	-
Tier 6	-	-	-	14.03	-	9.46	-	-
MassMutual Envision VA	-	8.42	-	8.11	-	8.98	-	-

See Notes to Financial Statements.

F-9

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

						Janus Henderson
					Invesco V.I.	Global	MML	MML
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	U.S. Government	Technology and	Aggressive	Aggressive
	Main Street	Main Street	Technology	Technology	Money	Innovation	Allocation	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)			(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	1,666,490	1,204,532	430,138	602,384	6,703,385	23,510	3,202,614	8,474,983
Identified cost	$38,165,110	$27,555,117	$9,399,625	$12,005,572	$6,703,385	$296,963	$31,689,139	$81,183,512
Value	$26,863,814	$18,959,331	$5,415,436	$6,511,767	$6,703,385	$244,739	$26,453,592	$68,477,864
Dividends receivable	-	-	-	-	1,372	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	26,863,814	18,959,331	5,415,436	6,511,767	6,704,757	244,739	26,453,592	68,477,864
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	1,874	-	987	-	2,874	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	100	3	80	5	32	10	20	18
Total liabilities	1,974	3	1,067	5	2,906	10	20	18
NET ASSETS	$26,861,840	$18,959,328	$5,414,369	$6,511,762	$6,701,851	$244,729	$26,453,572	$68,477,846
Net Assets:
Accumulation units - value	$26,609,924	$18,959,328	$5,248,394	$6,510,371	$6,604,949	$244,729	$26,453,572	$68,477,846
Contracts in payout (annuitization) period	251,916	-	165,975	1,391	96,902	-	-	-
Net assets	$26,861,840	$18,959,328	$5,414,369	$6,511,762	$6,701,851	$244,729	$26,453,572	$68,477,846
Outstanding units
Contract owners	862,445	990,269	354,685	203,958	651,358	32,355	1,192,000	3,789,915
UNIT VALUE
Panorama Premier	$27.24	$-	$7.93	$-	$11.68	$-	$21.52	$-
Panorama Passage®
Tier 1	27.62	-	7.77	-	10.00	-	21.24	-
Tier 2	26.76	-	7.53	-	9.69	-	20.73	-
Tier 3	29.27	-	8.23	-	10.60	-	22.04	-
Tier 4	27.81	-	7.82	-	10.07	-	21.20	-
MassMutual Artistry	25.54	-	7.85	-	10.33	-	22.24	-
MassMutual Transitions®
Custom Plan	35.60	-	30.95	-	10.35	-	23.02	-
Package Plan I	35.60	-	30.95	-	10.35	-	23.02	-
Package Plan II	33.12	-	28.80	-	9.63	-	21.85	-
Package Plan III	31.46	-	27.36	-	9.15	-	21.05	-

See Notes to Financial Statements.

F-10

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

						Janus Henderson
					Invesco V.I.	Global	MML	MML
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	U.S. Government	Technology and	Aggressive	Aggressive
	Main Street	Main Street	Technology	Technology	Money	Innovation	Allocation	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)			(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	29.54	-	27.61	-	9.21	-	21.05	-
Tier 2	27.40	-	25.61	-	8.54	-	19.83	-
Tier 3	26.14	-	24.43	-	8.15	-	19.10	-
Tier 4	27.36	-	25.57	-	8.53	-	19.83	-
Tier 5	25.37	-	23.71	-	7.91	-	18.68	-
Tier 6	24.21	-	22.62	-	7.55	-	17.99	-
Tier 7	26.96	-	25.19	-	8.41	-	19.53	-
Tier 8	24.96	-	23.33	-	7.78	-	18.40	-
Tier 9	-	25.29	-	23.60	-	-	-	18.30
Tier 10	-	27.72	-	25.86	-	-	-	19.72
Tier 11	-	23.42	-	21.85	-	-	-	17.24
Tier 12	-	26.17	-	24.42	-	-	-	18.62
Tier 13	-	22.12	-	20.64	-	-	-	16.28
Tier 14	-	23.89	-	22.29	-	-	-	17.29
MassMutual RetireEase SelectSM
Tier 1	21.88	-	23.84	-	-	-	-	-
Tier 2	23.65	-	25.78	-	-	-	-	-
MassMutual Transitions SelectSM
Tier 1	34.28	-	37.18	-	9.96	-	22.34	-
Tier 2	-	33.09	-	35.84	-	-	-	21.54
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	16.40	-	-	-	-	-	14.31
Tier 2	-	15.99	-	-	-	-	-	13.96
Tier 3	-	16.40	-	-	-	-	-	14.31
MassMutual Capital VantageSM
Tier 1	-	16.34	-	-	-	-	-	14.26
Tier 2	-	16.76	-	-	-	-	-	14.63
Tier 3	-	15.82	-	-	-	-	-	13.81
Tier 4	-	16.34	-	-	-	-	-	14.26
Tier 5	-	16.23	-	-	-	-	-	14.16
Tier 6	-	16.76	-	-	-	-	-	14.63
MassMutual Envision VA	-	-	-	-	-	7.56	-	8.93

See Notes to Financial Statements.

F-11

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML	MML
	American	American	MML	MML			MML	MML
	Funds	Funds	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip
	Core Allocation	Growth	Allocation	Allocation	Blend	Blend	Growth	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	66,744,822	15,401,140	7,098,068	32,726,634	3,049,312	10,334,960	3,459,901	11,780,619
Identified cost	$780,591,773	$236,609,686	$69,167,242	$314,006,001	$65,156,508	$219,344,992	$57,840,911	$187,121,249
Value	$692,811,254	$187,123,850	$58,630,038	$267,376,600	$51,298,630	$172,514,271	$37,020,945	$116,156,903
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	24	-	-	-	-	-	-	-
Total assets	692,811,278	187,123,850	58,630,038	267,376,600	51,298,630	172,514,271	37,020,945	116,156,903
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	-	-	-	-	295	-	1,287	-
Payable to Massachusetts Mutual Life Insurance Company	-	28	62	4	60	16	70	9
Total liabilities	-	28	62	4	355	16	1,357	9
NET ASSETS	$692,811,278	$187,123,822	$58,629,976	$267,376,596	$51,298,275	$172,514,255	$37,019,588	$116,156,894
Net Assets:
Accumulation units - value	$692,479,736	$186,962,507	$58,629,976	$267,269,846	$50,062,454	$172,514,255	$36,183,546	$116,152,949
Contracts in payout (annuitization) period	331,542	161,315	-	106,750	1,235,821	-	836,042	3,945
Net assets	$692,811,278	$187,123,822	$58,629,976	$267,376,596	$51,298,275	$172,514,255	$37,019,588	$116,156,894
Outstanding units
Contract owners	39,435,747	7,340,690	3,435,716	18,387,696	1,898,554	10,920,106	930,051	6,290,813
UNIT VALUE
Panorama Premier	$-	$-	$16.83	$-	$23.58	$-	$43.82	$-
Panorama Passage®
Tier 1	-	-	16.61	-	24.87	-	43.05	-
Tier 2	-	-	16.22	-	24.10	-	41.72	-
Tier 3	-	-	17.24	-	26.36	-	45.22	-
Tier 4	-	-	16.58	-	25.05	-	42.97	-
MassMutual Artistry	24.52	50.28	17.39	-	26.16	-	45.76	-
MassMutual Transitions®
Custom Plan	-	-	18.00	-	31.19	-	42.15	-
Package Plan I	-	-	18.00	-	31.19	-	42.15	-
Package Plan II	-	-	17.09	-	29.02	-	39.22	-
Package Plan III	-	-	16.46	-	27.57	-	37.25	-

See Notes to Financial Statements.

F-12

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML	MML
	American	American	MML	MML			MML	MML
	Funds	Funds	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip
	Core Allocation	Growth	Allocation	Allocation	Blend	Blend	Growth	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	18.50	34.02	16.46	-	25.44	-	34.21	-
Tier 2	17.47	32.13	15.50	-	23.59	-	31.72	-
Tier 3	16.86	31.00	14.94	-	22.51	-	30.26	-
Tier 4	17.47	32.13	15.50	-	23.55	-	31.67	-
Tier 5	16.50	30.34	14.61	-	21.84	-	29.38	-
Tier 6	15.92	29.27	14.07	-	20.84	-	28.02	-
Tier 7	17.22	31.67	15.27	-	23.21	-	31.21	-
Tier 8	16.26	29.91	14.39	-	21.49	-	28.90	-
Tier 9	16.74	30.78	-	14.33	-	21.76	-	29.26
Tier 10	17.98	33.06	-	15.44	-	23.85	-	32.07
Tier 11	15.80	29.06	-	13.50	-	20.15	-	27.10
Tier 12	16.98	31.22	-	14.58	-	22.52	-	30.29
Tier 13	14.93	27.45	-	12.75	-	19.03	-	25.60
Tier 14	15.81	29.07	-	13.54	-	20.56	-	27.64
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	20.05	-	26.45	-
Tier 2	-	-	-	-	21.68	-	28.60	-
MassMutual Transitions SelectSM
Tier 1	19.59	36.02	17.47	-	28.60	-	40.47	-
Tier 2	19.59	36.02	-	16.87	-	27.59	-	39.05
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	13.63	21.03	-	12.08	-	14.04	-	15.56
Tier 2	13.29	20.51	-	11.78	-	13.69	-	15.17
Tier 3	13.63	21.03	-	12.08	-	14.04	-	15.56
MassMutual Capital VantageSM
Tier 1	13.58	20.95	-	12.04	-	13.99	-	15.50
Tier 2	13.93	21.49	-	12.34	-	14.35	-	15.90
Tier 3	13.15	20.29	-	11.65	-	13.54	-	15.01
Tier 4	13.58	20.95	-	12.04	-	13.99	-	15.50
Tier 5	13.48	20.80	-	11.95	-	13.89	-	15.39
Tier 6	13.93	21.49	-	12.34	-	14.35	-	15.90
MassMutual Envision VA	9.14	8.10	-	8.91	-	8.90	-	7.30

See Notes to Financial Statements.

F-13

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML	MML	MML					MML
	Conservative	Conservative	Dynamic	MML	MML	MML	MML	Equity
	Allocation	Allocation	Bond	Equity	Equity	Equity Income	Equity Income	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)
ASSETS
Investments
Number of shares	6,316,364	29,285,126	1,438,300	849,965	3,323,921	11,175,360	7,904,429	1,040,881
Identified cost	$61,484,926	$277,856,337	$14,155,932	$21,808,569	$84,933,629	$112,584,951	$81,210,009	$30,149,351
Value	$50,846,728	$232,816,750	$11,894,741	$22,746,155	$87,189,240	$112,871,132	$78,411,931	$27,822,737
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	3	-	-	-	-	-	-
Total assets	50,846,728	232,816,753	11,894,741	22,746,155	87,189,240	112,871,132	78,411,931	27,822,737
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	-	-	-	336	-	2,845	-	871
Payable to Massachusetts Mutual Life Insurance Company	31	-	-	61	6	18	15	14
Total liabilities	31	-	-	397	6	2,863	15	885
NET ASSETS	$50,846,697	$232,816,753	$11,894,741	$22,745,758	$87,189,234	$112,868,269	$78,411,916	$27,821,852
Net Assets:
Accumulation units - value	$50,697,426	$232,740,078	$11,894,741	$21,982,521	$87,189,234	$109,283,908	$78,406,366	$27,135,783
Contracts in payout (annuitization) period	149,271	76,675	-	763,237	-	3,584,361	5,550	686,069
Net assets	$50,846,697	$232,816,753	$11,894,741	$22,745,758	$87,189,234	$112,868,269	$78,411,916	$27,821,852
Outstanding units
Contract owners	3,104,296	16,606,296	1,265,675	808,421	3,961,989	3,643,121	3,463,599	855,314
UNIT VALUE
Panorama Premier	$15.99	$-	$-	$22.49	$-	$37.17	$-	$28.78
Panorama Passage®
Tier 1	15.78	-	-	24.89	-	36.52	-	29.80
Tier 2	15.40	-	-	24.12	-	35.38	-	28.87
Tier 3	16.38	-	-	26.38	-	38.36	-	31.58
Tier 4	15.75	-	-	25.07	-	36.44	-	30.01
MassMutual Artistry	16.52	-	-	27.02	-	38.81	-	27.52
MassMutual Transitions®
Custom Plan	17.10	-	-	34.22	-	34.71	-	40.56
Package Plan I	17.10	-	-	34.22	-	34.71	-	40.56
Package Plan II	16.23	-	-	31.84	-	32.30	-	37.74
Package Plan III	15.64	-	-	30.24	-	30.68	-	35.85

See Notes to Financial Statements.

F-14

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML	MML	MML					MML
	Conservative	Conservative	Dynamic	MML	MML	MML	MML	Equity
	Allocation	Allocation	Bond	Equity	Equity	Equity Income	Equity Income	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	15.64	-	-	27.84	-	28.29	-	33.37
Tier 2	14.73	-	-	25.82	-	26.24	-	30.94
Tier 3	14.19	-	-	24.64	-	25.03	-	29.52
Tier 4	14.73	-	-	25.78	-	26.20	-	30.90
Tier 5	13.87	-	-	23.91	-	24.30	-	28.65
Tier 6	13.37	-	-	22.81	-	23.18	-	27.34
Tier 7	14.51	-	-	25.40	-	25.82	-	30.44
Tier 8	13.67	-	-	23.52	-	23.90	-	28.19
Tier 9	-	13.59	-	-	23.82	-	24.21	-
Tier 10	-	14.65	-	-	26.11	-	26.53	-
Tier 11	-	12.81	-	-	22.06	-	22.41	-
Tier 12	-	13.83	-	-	24.66	-	25.05	-
Tier 13	-	12.10	-	-	20.84	-	21.17	-
Tier 14	-	12.84	-	-	22.51	-	22.87	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	18.80	-	19.59	-	24.78
Tier 2	-	-	-	20.33	-	21.18	-	26.79
MassMutual Transitions SelectSM
Tier 1	16.60	-	-	31.25	-	31.80	-	38.50
Tier 2	-	16.00	-	-	30.16	-	30.68	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	28.99
Tier 2	-	-	-	-	-	-	-	29.48
Tier 3	-	-	-	-	-	-	-	30.73
Tier 4	-	-	-	-	-	-	-	30.73
MassMutual Transitions SelectSM II
Tier 1	-	11.55	9.38	-	16.58	-	17.00	-
Tier 2	-	11.27	9.14	-	16.17	-	16.58	-
Tier 3	-	11.55	9.38	-	16.58	-	17.00	-
MassMutual Capital VantageSM
Tier 1	-	11.51	9.34	-	16.52	-	16.94	-
Tier 2	-	11.80	9.58	-	16.94	-	17.37	-
Tier 3	-	11.14	9.05	-	15.99	-	16.40	-
Tier 4	-	11.51	9.34	-	16.52	-	16.94	-
Tier 5	-	11.43	9.28	-	16.40	-	16.82	-
Tier 6	-	11.80	9.58	-	16.94	-	17.37	-
MassMutual Envision VA	-	8.87	8.75	-	9.78	-	9.46	-

See Notes to Financial Statements.

F-15

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML	MML	MML			MML	MML
	Equity	Equity	Focused	MML	MML	Fundamental	Fundamental	MML
	Index	Rotation	Equity	Foreign	Foreign	Equity	Value	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class I)	(Service Class I)		(Initial Class)	(Service Class)			(Class I)
ASSETS
Investments
Number of shares	1,169,221	179,769	3,123,987	10,749,727	1,066,920	2,363,270	1,858,626	1,024,303
Identified cost	$32,322,158	$2,338,480	$20,376,829	$98,254,961	$9,481,466	$23,023,143	$22,360,670	$6,602,646
Value	$29,639,753	$1,864,204	$21,586,751	$89,437,731	$8,823,429	$18,740,734	$20,630,753	$4,097,213
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	2	-	-	-	-	-	-
Total assets	29,639,753	1,864,206	21,586,751	89,437,731	8,823,429	18,740,734	20,630,753	4,097,213
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	-	-	-	1,945	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	7	-	42	60	21	21	33	86
Total liabilities	7	-	42	2,005	21	21	33	86
NET ASSETS	$29,639,746	$1,864,206	$21,586,709	$89,435,726	$8,823,408	$18,740,713	$20,630,720	$4,097,127
Net Assets:
Accumulation units - value	$29,639,746	$1,864,206	$21,586,709	$85,993,333	$8,823,408	$18,669,083	$20,630,720	$3,789,695
Contracts in payout (annuitization) period	-	-	-	3,442,393	-	71,630	-	307,432
Net assets	$29,639,746	$1,864,206	$21,586,709	$89,435,726	$8,823,408	$18,740,713	$20,630,720	$4,097,127
Outstanding units
Contract owners	820,581	97,555	936,219	5,925,578	652,319	909,971	1,213,572	181,481
UNIT VALUE
Panorama Premier	$-	$-	$30.66	$14.29	$-	$27.87	$22.34	$-
Panorama Passage®
Tier 1	-	-	30.37	14.35	-	27.61	22.12	-
Tier 2	-	-	29.86	13.91	-	27.14	21.75	-
Tier 3	-	-	31.19	15.21	-	28.35	22.72	-
Tier 4	-	-	30.34	14.45	-	27.58	22.10	-
MassMutual Artistry	-	-	31.39	13.58	-	28.53	22.87	-
MassMutual Transitions®
Custom Plan	-	-	32.17	17.12	-	29.24	23.44	23.47
Package Plan I	-	-	32.17	17.12	-	29.24	23.44	23.47
Package Plan II	-	-	30.99	15.93	-	28.17	22.58	21.84
Package Plan III	-	-	30.18	15.13	-	27.43	21.98	20.74

See Notes to Financial Statements.

F-16

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML	MML	MML			MML	MML
	Equity	Equity	Focused	MML	MML	Fundamental	Fundamental	MML
	Index	Rotation	Equity	Foreign	Foreign	Equity	Value	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class I)	(Service Class I)		(Initial Class)	(Service Class)			(Class I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	-	30.18	14.23	-	27.43	21.98	20.60
Tier 2	-	-	28.92	13.20	-	26.28	21.06	19.10
Tier 3	-	-	28.16	12.59	-	25.59	20.51	18.22
Tier 4	-	-	28.92	13.18	-	26.28	21.06	19.07
Tier 5	-	-	27.71	12.22	-	25.19	20.19	17.69
Tier 6	-	-	26.98	11.66	-	24.52	19.65	16.87
Tier 7	-	-	28.61	12.98	-	26.01	20.84	18.79
Tier 8	-	-	27.42	12.02	-	24.92	19.97	17.40
Tier 9	28.54	-	28.01	-	12.18	25.46	20.40	-
Tier 10	31.28	-	29.54	-	13.35	26.85	21.52	-
Tier 11	26.43	-	26.84	-	11.28	24.39	19.55	-
Tier 12	29.54	-	28.31	-	12.61	25.73	20.62	-
Tier 13	24.97	-	25.58	-	10.65	23.25	18.63	-
Tier 14	26.96	-	26.70	-	11.50	24.26	19.45	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	8.62	-	-	-	16.42
Tier 2	-	-	-	9.32	-	-	-	17.75
MassMutual Transitions SelectSM
Tier 1	-	-	31.49	16.21	-	28.62	22.94	25.28
Tier 2	37.15	-	31.49	-	15.65	28.62	22.94	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	21.46	-	10.15	19.47	15.96	-
Tier 2	-	-	20.93	-	9.90	18.99	15.57	-
Tier 3	-	-	21.46	-	10.15	19.47	15.96	-
MassMutual Capital VantageSM
Tier 1	-	19.51	21.38	-	10.11	19.40	15.91	-
Tier 2	-	20.01	21.93	-	10.37	19.89	16.31	-
Tier 3	-	18.89	20.70	-	9.79	18.78	15.40	-
Tier 4	-	19.51	21.38	-	10.11	19.40	15.91	-
Tier 5	-	19.37	21.23	-	10.04	19.26	15.79	-
Tier 6	-	20.01	21.93	-	10.37	19.89	16.31	-
MassMutual Envision VA	-	9.53	10.02	-	8.70	8.70	9.56	-

See Notes to Financial Statements.

F-17

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

								MML
			MML	MML		MML	MML	Inflation-
	MML	MML	Growth	Growth	MML	Income	Income	Protected
	Global	Global	Allocation	Allocation	High Yield	& Growth	& Growth	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class II)	(Service Class I)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
ASSETS
Investments
Number of shares	920,467	5,178,459	38,219,057	79,961,488	4,645,429	1,951,517	2,678,446	10,250,624
Identified cost	$6,301,874	$28,795,408	$336,241,968	$698,507,787	$44,385,861	$19,885,451	$26,574,751	$107,100,217
Value	$3,976,417	$19,626,359	$282,056,643	$583,718,861	$37,488,613	$21,115,413	$28,418,315	$88,872,908
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	474
Total assets	3,976,417	19,626,359	282,056,643	583,718,861	37,488,613	21,115,413	28,418,315	88,873,382
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	5	-	-	-	81	224	-	5,847
Payable to Massachusetts Mutual Life Insurance Company	9	18	45	49	24	84	12	-
Total liabilities	14	18	45	49	105	308	12	5,847
NET ASSETS	$3,976,403	$19,626,341	$282,056,598	$583,718,812	$37,488,508	$21,115,105	$28,418,303	$88,867,535
Net Assets:
Accumulation units - value	$3,976,239	$19,626,341	$282,056,598	$583,718,812	$37,485,797	$20,290,576	$28,418,303	$85,946,488
Contracts in payout (annuitization) period	164	-	-	-	2,711	824,529	-	2,921,047
Net assets	$3,976,403	$19,626,341	$282,056,598	$583,718,812	$37,488,508	$21,115,105	$28,418,303	$88,867,535
Outstanding units
Contract owners	244,219	1,108,024	14,041,930	31,477,349	2,829,996	711,659	1,409,280	6,536,201
UNIT VALUE
Panorama Premier	$18.67	$-	$19.79	$-	$16.42	$33.14	$-	$14.16
Panorama Passage®
Tier 1	18.04	-	19.52	-	16.23	25.45	-	13.92
Tier 2	17.48	-	19.06	-	15.91	24.66	-	13.49
Tier 3	19.12	-	20.26	-	16.75	26.98	-	14.62
Tier 4	18.16	-	19.49	-	16.21	25.63	-	13.89
MassMutual Artistry	13.47	-	20.45	-	16.88	24.33	-	14.79
MassMutual Transitions®
Custom Plan	-	-	21.16	-	17.38	32.82	-	15.48
Package Plan I	-	-	21.16	-	17.38	32.82	-	15.48
Package Plan II	-	-	20.08	-	16.63	30.54	-	14.45
Package Plan III	-	-	19.35	-	16.11	29.01	-	13.75

See Notes to Financial Statements.

F-18

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

								MML
			MML	MML		MML	MML	Inflation-
	MML	MML	Growth	Growth	MML	Income	Income	Protected
	Global	Global	Allocation	Allocation	High Yield	& Growth	& Growth	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class II)	(Service Class I)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	-	19.35	-	16.11	26.26	-	12.89
Tier 2	-	-	18.22	-	15.31	24.35	-	11.96
Tier 3	-	-	17.56	-	14.84	23.23	-	11.41
Tier 4	-	-	18.22	-	15.31	24.31	-	11.94
Tier 5	-	-	17.17	-	14.56	22.55	-	11.07
Tier 6	-	-	16.54	-	14.10	21.51	-	10.56
Tier 7	-	-	17.95	-	15.12	23.96	-	11.77
Tier 8	-	-	16.91	-	14.37	22.18	-	10.89
Tier 9	-	17.71	-	16.84	14.74	-	22.47	-
Tier 10	-	19.40	-	18.15	15.71	-	24.62	-
Tier 11	-	16.39	-	15.87	14.02	-	20.80	-
Tier 12	-	18.33	-	17.14	14.93	-	23.25	-
Tier 13	-	15.49	-	14.99	13.24	-	19.65	-
Tier 14	-	16.72	-	15.91	13.93	-	21.22	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	-	18.61	-	12.36
Tier 2	-	-	-	-	-	20.12	-	13.37
MassMutual Transitions SelectSM
Tier 1	-	-	20.54	-	16.95	29.94	-	13.89
Tier 2	-	24.51	-	19.83	16.95	-	28.90	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	15.10	-	13.52	11.84	-	17.38	-
Tier 2	-	14.72	-	13.18	11.55	-	16.94	-
Tier 3	-	15.10	-	13.52	11.84	-	17.38	-
MassMutual Capital VantageSM
Tier 1	-	15.04	-	13.47	11.80	-	17.31	-
Tier 2	-	15.42	-	13.81	12.10	-	17.75	-
Tier 3	-	14.56	-	13.04	11.42	-	16.76	-
Tier 4	-	15.04	-	13.47	11.80	-	17.31	-
Tier 5	-	14.93	-	13.37	11.71	-	17.19	-
Tier 6	-	15.42	-	13.81	12.10	-	17.75	-
MassMutual Envision VA	-	8.88	-	8.93	9.02	-	9.99	-

See Notes to Financial Statements.

F-19

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML
	Inflation-	MML	MML	MML	MML	MML	MML	MML
	Protected	International	iShares 60/40	iShares 80/20	Large Cap	Large Cap	Managed	Managed
	and Income	Equity	Allocation	Allocation	Growth	Growth	Bond	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)				(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	5,019,211	897,021	588,040	2,180,860	1,147,690	1,937,924	7,205,952	17,148,778
Identified cost	$52,442,824	$8,135,425	$5,425,145	$19,810,464	$12,904,704	$22,147,567	$91,213,774	$215,318,005
Value	$43,115,018	$7,786,142	$5,074,789	$18,624,542	$11,258,834	$17,964,557	$76,378,829	$180,957,381
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	559	-	2	3	-	-	-	3
Total assets	43,115,577	7,786,142	5,074,791	18,624,545	11,258,834	17,964,557	76,378,829	180,957,384
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	-	-	-	-	205	-	4,385	-
Payable to Massachusetts Mutual Life Insurance Company	-	37	-	-	91	10	656	-
Total liabilities	-	37	-	-	296	10	5,041	-
NET ASSETS	$43,115,577	$7,786,105	$5,074,791	$18,624,545	$11,258,538	$17,964,547	$76,373,788	$180,957,384
Net Assets:
Accumulation units - value	$43,111,088	$7,786,105	$5,074,791	$18,624,545	$11,152,953	$17,964,547	$73,788,667	$180,951,966
Contracts in payout (annuitization) period	4,489	-	-	-	105,585	-	2,585,121	5,418
Net assets	$43,115,577	$7,786,105	$5,074,791	$18,624,545	$11,258,538	$17,964,547	$76,373,788	$180,957,384
Outstanding units
Contract owners	3,725,815	700,551	570,961	2,102,879	386,186	973,248	5,208,236	14,965,961
UNIT VALUE
Panorama Premier	$-	$-	$-	$-	$23.48	$-	$-	$11.83
Panorama Passage®
Tier 1	-	-	-	-	23.63	-	17.94	-
Tier 2	-	-	-	-	22.90	-	17.39	-
Tier 3	-	-	-	-	25.04	-	19.01	-
Tier 4	-	-	-	-	23.79	-	18.07	-
MassMutual Artistry	-	10.40	-	-	19.44	-	18.30	-
MassMutual Transitions®
Custom Plan	-	10.61	-	-	33.90	-	16.96	-
Package Plan I	-	10.61	-	-	33.90	-	16.96	-
Package Plan II	-	10.29	-	-	31.54	-	15.79	-
Package Plan III	-	10.07	-	-	29.96	-	14.99	-

See Notes to Financial Statements.

F-20

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML
	Inflation-	MML	MML	MML	MML	MML	MML	MML
	Protected	International	iShares 60/40	iShares 80/20	Large Cap	Large Cap	Managed	Managed
	and Income	Equity	Allocation	Allocation	Growth	Growth	Bond	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)				(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	10.07	-	-	28.36	-	13.46	-
Tier 2	-	9.73	-	-	26.30	-	12.49	-
Tier 3	-	9.52	-	-	25.09	-	11.91	-
Tier 4	-	9.73	-	-	26.26	-	12.47	-
Tier 5	-	9.39	-	-	24.36	-	11.56	-
Tier 6	-	9.19	-	-	23.24	-	11.03	-
Tier 7	-	9.64	-	-	25.88	-	12.29	-
Tier 8	-	9.31	-	-	23.96	-	11.38	-
Tier 9	11.03	9.48	-	-	-	24.24	-	11.52
Tier 10	12.08	9.90	-	-	-	26.57	-	12.63
Tier 11	10.21	9.15	-	-	-	22.45	-	10.67
Tier 12	11.41	9.56	-	-	-	25.09	-	11.92
Tier 13	9.64	8.80	-	-	-	21.21	-	10.08
Tier 14	10.42	9.11	-	-	-	22.90	-	10.88
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	24.74	-	12.44	-
Tier 2	-	-	-	-	26.74	-	13.45	-
MassMutual Transitions SelectSM
Tier 1	-	10.42	-	-	35.53	-	14.55	-
Tier 2	13.40	10.42	-	-	-	34.25	-	14.04
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	10.50	11.29	-	-	-	17.37	-	9.54
Tier 2	10.24	11.01	-	-	-	16.94	-	9.30
Tier 3	10.50	11.29	-	-	-	17.37	-	9.54
MassMutual Capital VantageSM
Tier 1	10.47	11.25	-	-	-	17.31	-	9.50
Tier 2	10.73	11.54	-	-	-	17.75	-	9.75
Tier 3	10.13	10.90	-	-	-	16.76	-	9.20
Tier 4	10.47	11.25	-	-	-	17.31	-	9.50
Tier 5	10.39	11.17	-	-	-	17.19	-	9.44
Tier 6	10.73	11.54	-	-	-	17.75	-	9.75
MassMutual Envision VA	8.86	8.79	8.89	8.86	-	8.15	-	8.74

See Notes to Financial Statements.

F-21

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML	MML					MML	MML
	Managed	Managed	MML	MML	MML	MML	Moderate	Moderate
	Volatility	Volatility	Mid Cap Growth	Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	4,764,921	1,457,991	6,548,963	10,285,123	11,425,084	5,645,744	18,754,731	123,317,424
Identified cost	$60,732,167	$18,183,510	$89,736,868	$130,427,147	$112,945,551	$55,986,065	$191,178,757	$1,247,631,382
Value	$63,501,642	$19,279,864	$57,565,382	$81,046,771	$104,768,021	$50,303,576	$161,103,136	$1,044,498,584
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	51
Total assets	63,501,642	19,279,864	57,565,382	81,046,771	104,768,021	50,303,576	161,103,136	1,044,498,635
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	1,974	-	2,886	-	4,832	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	103	6	172	18	126	22	62	-
Total liabilities	2,077	6	3,058	18	4,958	22	62	-
NET ASSETS	$63,499,565	$19,279,858	$57,562,324	$81,046,753	$104,763,063	$50,303,554	$161,103,074	$1,044,498,635
Net Assets:
Accumulation units - value	$61,236,093	$19,279,858	$56,412,979	$81,046,753	$101,553,654	$50,303,554	$161,103,074	$1,044,486,230
Contracts in payout (annuitization) period	2,263,472	-	1,149,345	-	3,209,409	-	-	12,405
Net assets	$63,499,565	$19,279,858	$57,562,324	$81,046,753	$104,763,063	$50,303,554	$161,103,074	$1,044,498,635
Outstanding units
Contract owners	3,697,357	1,298,703	1,136,273	3,733,478	2,437,354	2,207,545	8,783,827	64,409,744
UNIT VALUE
Panorama Premier	$15.70	$-	$85.24	$-	$53.55	$-	$17.97	$-
Panorama Passage®
Tier 1	15.38	-	63.01	-	56.60	-	17.73	-
Tier 2	14.91	-	61.06	-	54.84	-	17.31	-
Tier 3	16.28	-	66.78	-	59.98	-	18.40	-
Tier 4	15.47	-	63.45	-	56.99	-	17.70	-
MassMutual Artistry	16.36	-	51.28	-	60.96	-	18.57	-
MassMutual Transitions®
Custom Plan	20.63	-	58.31	-	49.48	-	19.21	-
Package Plan I	20.63	-	58.31	-	49.48	-	19.21	-
Package Plan II	19.20	-	54.25	-	46.04	-	18.24	-
Package Plan III	18.23	-	51.53	-	43.73	-	17.57	-

See Notes to Financial Statements.

F-22

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML	MML					MML	MML
	Managed	Managed	MML	MML	MML	MML	Moderate	Moderate
	Volatility	Volatility	Mid Cap Growth	Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	15.85	-	34.13	-	38.24	-	17.57	-
Tier 2	14.70	-	31.93	-	35.47	-	16.55	-
Tier 3	14.02	-	30.62	-	33.84	-	15.94	-
Tier 4	14.67	-	31.93	-	35.41	-	16.55	-
Tier 5	13.61	-	29.87	-	32.84	-	15.59	-
Tier 6	12.98	-	28.65	-	31.33	-	15.02	-
Tier 7	14.46	-	31.41	-	34.90	-	16.30	-
Tier 8	13.39	-	29.38	-	32.31	-	15.36	-
Tier 9	-	13.56	-	29.46	-	32.72	-	15.29
Tier 10	-	14.86	-	32.01	-	35.86	-	16.47
Tier 11	-	12.55	-	27.56	-	30.29	-	14.40
Tier 12	-	14.03	-	30.23	-	33.86	-	15.56
Tier 13	-	11.86	-	26.04	-	28.62	-	13.60
Tier 14	-	12.81	-	27.83	-	30.90	-	14.44
MassMutual RetireEase SelectSM
Tier 1	11.49	-	29.33	-	26.45	-	-	-
Tier 2	12.42	-	31.70	-	28.59	-	-	-
MassMutual Transitions SelectSM
Tier 1	18.18	-	36.48	-	42.46	-	18.65	-
Tier 2	-	17.54	-	35.21	-	40.96	-	18.00
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	11.32	-	16.29	-	16.83	-	12.56
Tier 2	-	11.04	-	15.89	-	16.42	-	12.25
Tier 3	-	11.32	-	16.29	-	16.83	-	12.56
MassMutual Capital VantageSM
Tier 1	-	11.28	-	16.23	-	16.77	-	12.51
Tier 2	-	11.57	-	16.65	-	17.20	-	12.83
Tier 3	-	10.93	-	15.72	-	16.24	-	12.12
Tier 4	-	11.28	-	16.23	-	16.77	-	12.51
Tier 5	-	11.20	-	16.12	-	16.65	-	12.42
Tier 6	-	11.57	-	16.65	-	17.20	-	12.83
MassMutual Envision VA	-	9.16	-	8.78	-	9.80	-	8.92

See Notes to Financial Statements.

F-23

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML	MML	MML	MML	MML	MML	MML	MML
	Short-Duration	Small Cap	Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap
	Bond	Equity	Equity	Growth Equity	Growth Equity	Company Value	Value	Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	3,404,768	2,280,533	2,583,598	7,173,002	3,133,678	3,505,709	8,156,742	2,690,411
Identified cost	$32,424,831	$21,620,486	$24,827,098	$86,146,575	$35,025,892	$35,752,733	$77,551,618	$28,309,073
Value	$29,349,102	$21,415,335	$23,617,333	$60,416,682	$22,649,931	$23,768,708	$72,431,865	$23,433,481
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	29,349,102	21,415,335	23,617,333	60,416,682	22,649,931	23,768,708	72,431,865	23,433,481
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	67	2,384	-	3,182	-	-	2,140	-
Payable to Massachusetts Mutual Life Insurance Company	40	135	1	127	11	24	78	6
Total liabilities	107	2,519	1	3,309	11	24	2,218	6
NET ASSETS	$29,348,995	$21,412,816	$23,617,332	$60,413,373	$22,649,920	$23,768,684	$72,429,647	$23,433,475
Net Assets:
Accumulation units - value	$29,346,772	$21,154,104	$23,617,332	$58,115,669	$22,649,920	$23,768,684	$69,823,218	$23,433,475
Contracts in payout (annuitization) period	2,223	258,712	-	2,297,704	-	-	2,606,429	-
Net assets	$29,348,995	$21,412,816	$23,617,332	$60,413,373	$22,649,920	$23,768,684	$72,429,647	$23,433,475
Outstanding units
Contract owners	3,030,930	549,032	1,141,426	1,511,703	1,026,472	1,202,832	2,306,713	1,200,173
UNIT VALUE
Panorama Premier	$9.84	$46.84	$-	$49.08	$-	$-	$40.82	$-
Panorama Passage®
Tier 1	9.73	42.09	-	43.25	-	-	40.11	-
Tier 2	9.54	40.78	-	41.91	-	-	38.86	-
Tier 3	10.05	44.61	-	45.84	-	-	42.13	-
Tier 4	9.72	42.38	-	43.55	-	-	40.03	-
MassMutual Artistry	10.12	41.00	-	31.17	-	34.78	42.63	-
MassMutual Transitions®
Custom Plan	10.42	40.01	-	48.69	-	-	44.60	-
Package Plan I	10.42	40.01	-	48.69	-	-	44.60	-
Package Plan II	9.97	37.23	-	45.30	-	-	41.63	-
Package Plan III	9.66	35.36	-	43.03	-	-	39.64	-

See Notes to Financial Statements.

F-24

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML	MML	MML	MML	MML	MML	MML	MML
	Short-Duration	Small Cap	Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap
	Bond	Equity	Equity	Growth Equity	Growth Equity	Company Value	Value	Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	9.66	31.13	-	35.59	-	33.06	28.46	-
Tier 2	9.18	28.87	-	33.01	-	31.31	26.39	-
Tier 3	8.90	27.54	-	31.49	-	30.25	25.18	-
Tier 4	9.18	28.82	-	32.95	-	31.31	26.35	-
Tier 5	8.73	26.73	-	30.56	-	29.64	24.44	-
Tier 6	8.46	25.50	-	29.16	-	28.64	23.31	-
Tier 7	9.07	28.40	-	32.47	-	30.88	25.96	-
Tier 8	8.62	26.30	-	30.07	-	29.24	24.04	-
Tier 9	8.84	-	26.58	-	30.44	30.05	-	24.34
Tier 10	9.42	-	29.14	-	33.37	32.17	-	26.68
Tier 11	8.40	-	24.62	-	28.19	28.45	-	22.54
Tier 12	8.95	-	27.52	-	31.51	30.46	-	25.20
Tier 13	7.94	-	23.25	-	26.63	26.87	-	21.29
Tier 14	8.35	-	25.11	-	28.76	28.38	-	22.99
MassMutual RetireEase SelectSM
Tier 1	-	23.40	-	24.93	-	-	18.64	-
Tier 2	-	25.30	-	26.95	-	-	20.16	-
MassMutual Transitions SelectSM
Tier 1	10.16	36.95	-	43.89	-	34.92	31.49	-
Tier 2	10.16	-	35.59	-	42.34	34.92	-	30.38
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	9.45	-	17.07	-	17.30	16.16	-	15.07
Tier 2	9.21	-	16.64	-	16.88	15.76	-	14.70
Tier 3	9.45	-	17.07	-	17.30	16.16	-	15.07
MassMutual Capital VantageSM
Tier 1	9.41	-	17.00	-	17.24	16.11	-	15.02
Tier 2	9.65	-	17.44	-	17.68	16.51	-	15.40
Tier 3	9.11	-	16.46	-	16.69	15.59	-	14.54
Tier 4	9.41	-	17.00	-	17.24	16.11	-	15.02
Tier 5	9.35	-	16.88	-	17.12	15.99	-	14.91
Tier 6	9.65	-	17.44	-	17.68	16.51	-	15.40
MassMutual Envision VA	9.30	-	9.08	8.67	-	8.83	-	8.81

See Notes to Financial Statements.

F-25

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML					PIMCO		VY®
	Strategic	MML	MML		MML U.S.	Commodity		CBRE
	Emerging	Sustainable	Sustainable	MML Total	Government	RealReturn®	PIMCO	Global
	Markets	Equity	Equity	Return Bond	Money Market	Strategy	Income	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class I)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	2,274,334	3,202,475	2,734,807	4,154,121	131,310,064	1,297,499	86,202	974,972
Identified cost	$19,296,319	$47,199,487	$50,265,882	$44,128,977	$131,309,186	$9,856,828	$845,669	$10,575,755
Value	$10,939,546	$55,242,687	$46,573,771	$35,974,687	$131,310,062	$9,095,469	$835,295	$9,135,486
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	11	-	458	-	9	-
Total assets	10,939,546	55,242,687	46,573,782	35,974,687	131,310,520	9,095,469	835,304	9,135,486
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	-	5,100	-	-	4,650	79	-	55
Payable to Massachusetts Mutual Life Insurance Company	17	213	-	6	-	123	-	49
Total liabilities	17	5,313	-	6	4,650	202	-	104
NET ASSETS	$10,939,529	$55,237,374	$46,573,782	$35,974,681	$131,305,870	$9,095,267	$835,304	$9,135,382
Net Assets:
Accumulation units - value	$10,939,529	$54,902,173	$46,573,782	$35,974,681	$130,568,873	$8,824,912	$835,304	$8,704,399
Contracts in payout (annuitization) period	-	335,201	-	-	736,997	270,355	-	430,983
Net assets	$10,939,529	$55,237,374	$46,573,782	$35,974,681	$131,305,870	$9,095,267	$835,304	$9,135,382
Outstanding units
Contract owners	1,048,803	1,502,553	2,287,275	3,801,490	14,291,056	1,187,713	89,638	599,231
UNIT VALUE
Panorama Premier	$-	$37.10	$-	$9.60	$8.69	$7.52	$-	$15.07
Panorama Passage®
Tier 1	-	36.45	-	9.51	8.57	7.41	-	14.85
Tier 2	-	35.32	-	9.35	8.37	7.21	-	14.46
Tier 3	-	38.28	-	9.77	8.90	7.72	-	15.48
Tier 4	-	36.37	-	9.50	8.56	7.39	-	14.82
MassMutual Artistry	12.44	38.74	-	9.83	8.98	7.80	-	15.64
MassMutual Transitions®
Custom Plan	-	40.53	-	10.07	9.29	8.10	-	16.25
Package Plan I	-	40.53	-	10.07	9.29	8.10	-	16.25
Package Plan II	-	37.83	-	9.70	8.82	7.65	-	15.33
Package Plan III	-	36.02	-	9.45	8.50	7.33	-	14.70

See Notes to Financial Statements.

F-26

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	MML					PIMCO		VY®
	Strategic	MML	MML		MML U.S.	Commodity		CBRE
	Emerging	Sustainable	Sustainable	MML Total	Government	RealReturn®	PIMCO	Global
	Markets	Equity	Equity	Return Bond	Money Market	Strategy	Income	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class I)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	9.63	27.51	-	9.45	8.50	7.33	-	14.70
Tier 2	9.09	25.51	-	9.05	8.00	6.86	-	13.75
Tier 3	8.77	24.34	-	8.81	7.71	6.58	-	13.19
Tier 4	9.09	25.47	-	9.05	8.00	6.86	-	13.75
Tier 5	8.58	23.63	-	8.68	7.54	6.42	-	12.86
Tier 6	8.28	22.54	-	8.45	7.26	6.15	-	12.34
Tier 7	8.96	25.10	-	8.96	7.88	6.75	-	13.52
Tier 8	8.46	23.24	-	8.58	7.43	6.31	-	12.65
Tier 9	8.71	-	23.53	8.77	7.66	6.56	-	13.14
Tier 10	9.35	-	25.79	9.25	8.26	7.12	-	14.28
Tier 11	8.22	-	21.79	8.40	7.22	6.13	-	12.30
Tier 12	8.83	-	24.35	8.86	7.80	6.73	-	13.49
Tier 13	7.77	-	20.58	8.01	6.82	5.79	-	11.61
Tier 14	8.23	-	22.23	8.36	7.24	6.19	-	12.42
MassMutual RetireEase SelectSM
Tier 1	-	21.46	-	-	8.72	7.38	-	11.82
Tier 2	-	23.20	-	-	9.07	7.98	-	12.77
MassMutual Transitions SelectSM
Tier 1	10.19	31.70	-	9.86	9.02	7.84	-	15.71
Tier 2	10.19	-	30.58	9.86	9.02	7.84	-	15.71
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	8.61	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	8.97	-	-	-
MassMutual Transitions SelectSM II
Tier 1	10.60	-	18.02	9.36	9.57	-	-	-
Tier 2	10.33	-	17.57	9.13	9.33	-	-	-
Tier 3	10.60	-	18.02	9.36	9.57	-	-	-
MassMutual Capital VantageSM
Tier 1	10.56	-	17.96	9.33	9.53	-	-	-
Tier 2	10.83	-	18.41	9.56	9.78	-	-	-
Tier 3	10.22	-	17.39	9.03	9.23	-	-	-
Tier 4	10.56	-	17.96	9.33	9.53	-	-	-
Tier 5	10.48	-	17.83	9.26	9.47	-	-	-
Tier 6	10.83	-	18.41	9.56	9.78	-	-	-
MassMutual Envision VA	7.79	9.08	-	8.77	10.01	-	9.32	-

See Notes to Financial Statements.

F-27

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2022

	BlackRock	Delaware					Fidelity®	Invesco
	60/40 Target	Ivy VIP	Fidelity®	Fidelity®	Fidelity®	Fidelity®	VIP	Oppenheimer V.I.
	Allocation	Asset	VIP	VIP	VIP	VIP	Strategic	International
	ETF V.I.	Strategy	Contrafund®	Contrafund®	Healthcare	Real Estate	Income	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Class II)	(Initial Class)	(Service Class 2)				(Series I)
Investment income
Dividends	$320,512	$179,708	$950,970	$563,283	$-	$1,940	$7,277	$-
Expenses
Mortality and expense risk fee and administrative charges	170,295	148,246	2,361,541	2,757,795	2,611	1,194	1,160	256,255
Net Investment income (loss)	150,217	31,462	(1,410,571)	(2,194,512)	(2,611)	746	6,117	(256,255)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	28,994	(82,769)	8,181,837	6,018,068	(1,485)	(1,144)	(963)	(269,507)
Realized gain distribution	5,391	905,928	9,053,292	10,647,705	-	-	-	4,027,371
Realized gain (loss)	34,385	823,159	17,235,129	16,665,773	(1,485)	(1,144)	(963)	3,757,864
Change in net unrealized appreciation/depreciation of investments	(3,156,743)	(2,946,196)	(82,508,846)	(90,565,756)	2,501	(30,728)	(8,854)	(11,532,497)
Net gain (loss) on investments	(3,122,358)	(2,123,037)	(65,273,717)	(73,899,983)	1,016	(31,872)	(9,817)	(7,774,633)
Net increase (decrease) in net assets resulting from operations	(2,972,141)	(2,091,575)	(66,684,288)	(76,094,495)	(1,595)	(31,126)	(3,700)	(8,030,888)
Capital transactions:
Transfers of net premiums	1,698,829	592,631	1,251,792	9,772,320	461,484	182,862	214,580	195,720
Transfers due to death benefits	(33,215)	(95,423)	(2,344,813)	(1,432,762)	(4,198)	(3,795)	-	(104,352)
Transfers due to annuity benefit payments	-	-	(680,190)	(409)	-	-	-	(73,728)
Transfers due to withdrawal of funds	(553,451)	(897,868)	(17,623,733)	(18,120,816)	(601)	(291)	(219)	(1,386,146)
Transfers due to loans, net of repayments	-	-	(11,411)	-	-	-	-	(4,339)
Transfers due to cost of insurance	-	2,639	(480,267)	(152,366)	-	-	-	(84,985)
Transfers due to contingent deferred sales charges	-	(628)	(1,033)	(5,558)	(936)	(389)	(1,063)	(218)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	122,880	42	-	-	-	27,512
Transfers between Sub-Accounts and to/from General Account	(245,515)	17,771	3,989,314	(1,353,734)	(7,127)	4,964	(8,455)	1,021,878
Net increase (decrease) in net assets resulting from capital transactions	866,648	(380,878)	(15,777,461)	(11,293,283)	448,622	183,351	204,843	(408,658)
Total increase (decrease)	(2,105,493)	(2,472,453)	(82,461,749)	(87,387,778)	447,027	152,225	201,143	(8,439,546)
NET ASSETS, at beginning of the year	18,530,683	13,346,595	250,765,962	279,055,343	-	-	-	28,738,025
NET ASSETS, at end of the year	$16,425,190	$10,874,142	$168,304,213	$191,667,565	$447,027	$152,225	$201,143	$20,298,479

See Notes to Financial Statements.

F-28

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	Invesco
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	International	Capital	Capital	Conservative	Conservative	Core Plus	Discovery	Discovery
	Growth	Appreciation	Appreciation	Balanced	Balanced	Bond	Mid Cap Growth	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)		(Series I)	(Series II)
Investment income
Dividends	$-	$-	$-	$79,929	$566	$60,700	$-	$-
Expenses
Mortality and expense risk fee and administrative charges	241,752	1,523,565	122,507	66,742	565	20,118	1,015,239	322,211
Net Investment income (loss)	(241,752)	(1,523,565)	(122,507)	13,187	1	40,582	(1,015,239)	(322,211)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(339,301)	2,207,214	369,000	214,251	402	(4,666)	244,767	(93,794)
Realized gain distribution	3,501,346	42,264,421	3,118,548	435,543	3,740	928	21,561,207	7,714,901
Realized gain (loss)	3,162,045	44,471,635	3,487,548	649,794	4,142	(3,738)	21,805,974	7,621,107
Change in net unrealized appreciation/depreciation of investments	(10,105,086)	(93,017,304)	(7,392,458)	(1,879,814)	(14,325)	(301,045)	(54,795,681)	(18,346,399)
Net gain (loss) on investments	(6,943,041)	(48,545,669)	(3,904,910)	(1,230,020)	(10,183)	(304,783)	(32,989,707)	(10,725,292)
Net increase (decrease) in net assets resulting from operations	(7,184,793)	(50,069,234)	(4,027,417)	(1,216,833)	(10,182)	(264,201)	(34,004,946)	(11,047,503)
Capital transactions:
Transfers of net premiums	523,653	468,903	114,707	8,403	-	-	389,143	1,358,389
Transfers due to death benefits	(251,788)	(1,686,703)	(63,592)	(79,482)	-	(10,439)	(868,892)	(91,024)
Transfers due to annuity benefit payments	-	(313,102)	-	(6,080)	-	(45)	(242,681)	(191)
Transfers due to withdrawal of funds	(1,930,305)	(13,256,465)	(1,463,496)	(333,546)	(1,153)	(77,940)	(8,170,233)	(1,822,620)
Transfers due to loans, net of repayments	-	7,648	-	(235)	-	-	(9,893)	-
Transfers due to cost of insurance	(70,497)	(384,997)	(15,247)	(4,758)	46	-	(266,240)	(11,316)
Transfers due to contingent deferred sales charges	(577)	(436)	-	(49)	-	(28)	(136)	(346)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	44,148	-	529	-	10	35,692	20
Transfers between Sub-Accounts and to/from General Account	1,713,598	7,280,226	(632,089)	(16,793)	-	-	6,805,582	128,577
Net increase (decrease) in net assets resulting from capital transactions	(15,916)	(7,840,778)	(2,059,717)	(432,011)	(1,107)	(88,442)	(2,327,658)	(438,511)
Total increase (decrease)	(7,200,709)	(57,910,012)	(6,087,134)	(1,648,844)	(11,289)	(352,643)	(36,332,604)	(11,486,014)
NET ASSETS, at beginning of the year	26,049,458	161,466,451	13,493,003	6,987,321	56,716	1,772,416	105,647,787	34,332,308
NET ASSETS, at end of the year	$18,848,749	$103,556,439	$7,405,869	$5,338,477	$45,427	$1,419,773	$69,315,183	$22,846,294

See Notes to Financial Statements.

F-29

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Sub-Account	Invesco V.I. Global Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Health Care Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
Investment income
Dividends	$88,923	$165,443	$-	$-	$-	$-	$-	$-
Expenses
Mortality and expense risk fee and administrative charges	56,165	138,284	1,587,882	717,701	1,492,984	599,892	108,183	120,049
Net Investment income (loss)	32,758	27,159	(1,587,882)	(717,701)	(1,492,984)	(599,892)	(108,183)	(120,049)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	51,389	92,077	2,676,058	467,643	(6,074,013)	(2,340,498)	5,215	69,809
Realized gain distribution	583,379	1,251,212	22,633,364	9,776,023	-	-	1,265,290	1,357,316
Realized gain (loss)	634,768	1,343,289	25,309,422	10,243,666	(6,074,013)	(2,340,498)	1,270,505	1,427,125
Change in net unrealized appreciation/depreciation of investments	(802,461)	(1,749,671)	(80,778,404)	(34,677,208)	(10,232,913)	(4,356,125)	(2,800,020)	(3,027,263)
Net gain (loss) on investments	(167,693)	(406,382)	(55,468,982)	(24,433,542)	(16,306,926)	(6,696,623)	(1,529,515)	(1,600,138)
Net increase (decrease) in net assets resulting from operations	(134,935)	(379,223)	(57,056,864)	(25,151,243)	(17,799,910)	(7,296,515)	(1,637,698)	(1,720,187)
Capital transactions:
Transfers of net premiums	82,504	207,911	820,458	1,324,053	660,589	652,640	122,963	142,016
Transfers due to death benefits	(73,015)	(8,473)	(1,714,520)	(197,068)	(1,902,074)	(503,591)	(126,244)	(56,901)
Transfers due to annuity benefit payments	(18,401)	-	(322,198)	(412)	(331,195)	-	(41,064)	-
Transfers due to withdrawal of funds	(269,885)	(2,015,348)	(12,764,595)	(6,379,593)	(12,200,177)	(4,279,835)	(762,707)	(1,365,653)
Transfers due to loans, net of repayments	(7,276)	-	9,864	-	682	-	4,199	-
Transfers due to cost of insurance	(8,672)	(3,965)	(322,603)	(127,030)	(481,356)	(294,741)	(9,547)	(12,934)
Transfers due to contingent deferred sales charges	(3)	-	(611)	(94)	(451)	-	(176)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	3,252	-	73,696	43	58,221	-	10,694	-
Transfers between Sub-Accounts and to/from General Account	110,250	343,749	11,145,889	2,483,654	(5,810,127)	(2,698,820)	35,897	(42,685)
Net increase (decrease) in net assets resulting from capital transactions	(181,246)	(1,476,126)	(3,074,620)	(2,896,447)	(20,005,888)	(7,124,347)	(765,985)	(1,336,157)
Total increase (decrease)	(316,181)	(1,855,349)	(60,131,484)	(28,047,690)	(37,805,798)	(14,420,862)	(2,403,683)	(3,056,344)
NET ASSETS, at beginning of the year	4,919,882	11,345,055	176,055,227	77,475,203	143,423,120	57,328,981	11,396,798	11,700,675
NET ASSETS, at end of the year	$4,603,701	$9,489,706	$115,923,743	$49,427,513	$105,617,322	$42,908,119	$8,993,115	$8,644,331

See Notes to Financial Statements.

F-30

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	Invesco V.I. Main Street Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	Janus Henderson Global Technology and Innovation Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)			(Initial Class)	(Service Class)
Investment income
Dividends	$435,222	$231,685	$-	$-	$85,981	$-	$587,102	$1,423,938
Expenses
Mortality and expense risk fee and administrative charges	337,050	262,495	79,194	113,307	72,458	1,494	344,553	965,479
Net Investment income (loss)	98,172	(30,810)	(79,194)	(113,307)	13,523	(1,494)	242,549	458,459
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(108,049)	(337,549)	207,322	(326,480)	-	(4,731)	210,985	(1,458,792)
Realized gain distribution	11,217,934	8,051,790	2,503,407	3,389,938	-	22,771	3,975,094	11,286,908
Realized gain (loss)	11,109,885	7,714,241	2,710,729	3,063,458	-	18,040	4,186,079	9,828,116
Change in net unrealized appreciation/depreciation of investments	(18,859,727)	(13,170,083)	(6,518,315)	(7,963,463)	-	(52,224)	(10,319,199)	(26,573,983)
Net gain (loss) on investments	(7,749,842)	(5,455,842)	(3,807,586)	(4,900,005)	-	(34,184)	(6,133,120)	(16,745,867)
Net increase (decrease) in net assets resulting from operations	(7,651,670)	(5,486,652)	(3,886,780)	(5,013,312)	13,523	(35,678)	(5,890,571)	(16,287,408)
Capital transactions:
Transfers of net premiums	95,091	577,796	125,143	70,220	113,229	277,453	529,391	1,502,980
Transfers due to death benefits	(424,954)	(62,055)	(157,069)	(62,194)	(25,747)	-	(234,782)	(44,841)
Transfers due to annuity benefit payments	(20,387)	-	(20,140)	(184)	(8,132)	-	-	-
Transfers due to withdrawal of funds	(1,853,203)	(1,859,977)	(480,941)	(1,167,284)	(626,152)	(275)	(4,220,255)	(10,815,755)
Transfers due to loans, net of repayments	(3,851)	-	154	-	133	-	(8,306)	-
Transfers due to cost of insurance	(20,923)	(2,542)	(8,661)	(3,116)	23,089	-	(92,688)	(92,676)
Transfers due to contingent deferred sales charges	(343)	-	(93)	-	(149)	(547)	(5)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	934	-	8,975	19	1,887	-	-	-
Transfers between Sub-Accounts and to/from General Account	(440,303)	(530,438)	(4,996)	(122,803)	1,397,356	3,776	53,868	(842,632)
Net increase (decrease) in net assets resulting from capital transactions	(2,667,939)	(1,877,216)	(537,628)	(1,285,342)	875,514	280,407	(3,972,777)	(10,292,924)
Total increase (decrease)	(10,319,609)	(7,363,868)	(4,424,408)	(6,298,654)	889,037	244,729	(9,863,348)	(26,580,332)
NET ASSETS, at beginning of the year	37,181,449	26,323,196	9,838,777	12,810,416	5,812,814	-	36,316,920	95,058,178
NET ASSETS, at end of the year	$26,861,840	$18,959,328	$5,414,369	$6,511,762	$6,701,851	$244,729	$26,453,572	$68,477,846

See Notes to Financial Statements.

F-31

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account
				(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$16,292,698	$938,241	$7,469,097	$2,357,662	$10,095,633	$773,236	$2,126,739	$-
Expenses
Mortality and expense risk fee and administrative charges	9,997,557	2,752,809	490,764	853,829	3,875,238	693,771	2,399,426	548,391
Net Investment income (loss)	6,295,141	(1,814,568)	6,978,333	1,503,833	6,220,395	79,465	(272,687)	(548,391)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(11,274,379)	4,181,111	(19,713,164)	(512,630)	(5,266,691)	(1,475,511)	(6,106,369)	190,183
Realized gain distribution	50,493,008	48,180,028	1,038,955	4,593,925	21,485,501	1,035,412	3,532,153	8,224,405
Realized gain (loss)	39,218,629	52,361,139	(18,674,209)	4,081,295	16,218,810	(440,099)	(2,574,216)	8,414,588
Change in net unrealized appreciation/depreciation of investments	(178,198,783)	(137,680,141)	(3,430,385)	(17,723,177)	(79,262,906)	(11,414,506)	(36,424,621)	(33,927,687)
Net gain (loss) on investments	(138,980,154)	(85,319,002)	(22,104,594)	(13,641,882)	(63,044,096)	(11,854,605)	(38,998,837)	(25,513,099)
Net increase (decrease) in net assets resulting from operations	(132,685,013)	(87,133,570)	(15,126,261)	(12,138,049)	(56,823,701)	(11,775,140)	(39,271,524)	(26,061,490)
Capital transactions:
Transfers of net premiums	14,724,366	10,520,931	878,369	536,870	8,035,321	394,293	13,607,936	314,456
Transfers due to death benefits	(5,137,564)	(1,495,031)	(234,432)	(745,021)	(3,213,335)	(682,408)	(1,427,476)	(363,818)
Transfers due to annuity benefit payments	(36,194)	(21,427)	-	-	(8,186)	(213,240)	-	(94,703)
Transfers due to withdrawal of funds	(91,370,924)	(20,695,044)	(3,043,411)	(7,082,083)	(37,134,145)	(5,147,904)	(12,776,660)	(3,826,384)
Transfers due to loans, net of repayments	12,554	(1,626)	1,972	4,205	-	(8,861)	-	(13,951)
Transfers due to cost of insurance	(5,565,329)	(413,955)	(204,303)	(471,409)	(1,252,274)	(62,294)	(42,804)	(59,283)
Transfers due to contingent deferred sales charges	(16,616)	(8,187)	(841)	-	-	(741)	(2,476)	(385)
Transfers due to net charge (credit) to annuitant mortality fluctuation	7,132	2,357	-	-	804	40,192	-	30,206
Transfers between Sub-Accounts and to/from General Account	(6,227,813)	3,741,160	(39,863,815)	(425,722)	(5,332,079)	(228,539)	(4,863,694)	159,913
Net increase (decrease) in net assets resulting from capital transactions	(93,610,388)	(8,370,822)	(42,466,461)	(8,183,160)	(38,903,894)	(5,909,502)	(5,505,174)	(3,853,949)
Total increase (decrease)	(226,295,401)	(95,504,392)	(57,592,722)	(20,321,209)	(95,727,595)	(17,684,642)	(44,776,698)	(29,915,439)
NET ASSETS, at beginning of the year	919,106,679	282,628,214	57,592,722	78,951,185	363,104,191	68,982,917	217,290,953	66,935,027
NET ASSETS, at end of the year	$692,811,278	$187,123,822	$-	$58,629,976	$267,376,596	$51,298,275	$172,514,255	$37,019,588

See Notes to Financial Statements.

F-32

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Dynamic Bond Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$-	$2,193,895	$9,438,491	$445,452	$371,569	$1,250,749	$2,092,308	$1,245,550
Expenses
Mortality and expense risk fee and administrative charges	1,839,523	699,395	3,419,660	149,876	285,407	1,181,581	1,556,637	1,051,021
Net Investment income (loss)	(1,839,523)	1,494,500	6,018,831	295,576	86,162	69,168	535,671	194,529
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(4,232,177)	(591,943)	(4,217,391)	(153,673)	357,380	(11,168)	1,008,497	(570,411)
Realized gain distribution	27,920,807	4,624,225	21,589,285	-	2,483,756	10,101,366	16,328,982	11,451,665
Realized gain (loss)	23,688,630	4,032,282	17,371,894	(153,673)	2,841,136	10,090,198	17,337,479	10,881,254
Change in net unrealized appreciation/depreciation of investments	(103,168,053)	(15,805,406)	(72,053,206)	(2,244,985)	(4,427,572)	(16,584,726)	(24,040,052)	(15,423,353)
Net gain (loss) on investments	(79,479,423)	(11,773,124)	(54,681,312)	(2,398,658)	(1,586,436)	(6,494,528)	(6,702,573)	(4,542,099)
Net increase (decrease) in net assets resulting from operations	(81,318,946)	(10,278,624)	(48,662,481)	(2,103,082)	(1,500,274)	(6,425,360)	(6,166,902)	(4,347,570)
Capital transactions:
Transfers of net premiums	5,737,759	938,395	3,048,920	1,197,859	237,774	2,460,298	636,870	2,185,476
Transfers due to death benefits	(890,897)	(1,436,013)	(4,145,456)	(92,068)	(172,362)	(980,439)	(1,650,240)	(505,839)
Transfers due to annuity benefit payments	(517)	(15,449)	(2,888)	-	(67,528)	-	(362,440)	(610)
Transfers due to withdrawal of funds	(10,517,008)	(5,713,904)	(36,917,918)	(618,990)	(1,767,949)	(9,972,143)	(12,959,583)	(7,812,330)
Transfers due to loans, net of repayments	-	357	-	-	6,803	-	3,424	-
Transfers due to cost of insurance	(51,297)	(422,114)	(1,142,599)	-	(52,631)	(308,806)	(424,915)	(384,734)
Transfers due to contingent deferred sales charges	(9,018)	(9)	(200)	(2,267)	(158)	(199)	(222)	(1,675)
Transfers due to net charge (credit) to annuitant mortality fluctuation	53	3,119	(11,579)	-	33,902	-	89,591	62
Transfers between Sub-Accounts and to/from General Account	(255,553)	2,033,996	6,212,807	(62,687)	428,163	(2,543,995)	(11,815,196)	666,121
Net increase (decrease) in net assets resulting from capital transactions	(5,986,478)	(4,611,622)	(32,958,913)	421,847	(1,353,986)	(11,345,284)	(26,482,711)	(5,853,529)
Total increase (decrease)	(87,305,424)	(14,890,246)	(81,621,394)	(1,681,235)	(2,854,260)	(17,770,644)	(32,649,613)	(10,201,099)
NET ASSETS, at beginning of the year	203,462,318	65,736,943	314,438,147	13,575,976	25,600,018	104,959,878	145,517,882	88,613,015
NET ASSETS, at end of the year	$116,156,894	$50,846,697	$232,816,753	$11,894,741	$22,745,758	$87,189,234	$112,868,269	$78,411,916

See Notes to Financial Statements.

F-33

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Equity Momentum Sub-Account	MML Equity Rotation Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account
	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)		(Initial Class)	(Service Class)
Investment income
Dividends	$312,763	$282,087	$9,607	$-	$130,936	$3,468,489	$236,272	$73,760
Expenses
Mortality and expense risk fees and administrative charges	394,588	445,629	14,570	19,978	254,837	1,210,321	88,584	255,297
Net Investment income (loss)	(81,825)	(163,542)	(4,963)	(19,978)	(123,901)	2,258,168	147,688	(181,537)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	588,121	538,021	(391,327)	(53,862)	827,892	(796,212)	(44,738)	(457,468)
Realized gain distribution	1,839,889	2,246,951	-	219,825	1,660,896	6,461,151	479,118	3,456,380
Realized gain (loss)	2,428,010	2,784,972	(391,327)	165,963	2,488,788	5,664,939	434,380	2,998,912
Change in net unrealized appreciation/depreciation of investments	(9,504,297)	(11,119,540)	108,143	(520,198)	(3,697,730)	(24,860,390)	(1,690,038)	(8,057,419)
Net gain (loss) on investments	(7,076,287)	(8,334,568)	(283,184)	(354,235)	(1,208,942)	(19,195,451)	(1,255,658)	(5,058,507)
Net increase (decrease) in net assets resulting from operations	(7,158,112)	(8,498,110)	(288,147)	(374,213)	(1,332,843)	(16,937,283)	(1,107,970)	(5,240,044)
Capital transactions:
Transfers of net premiums	342,363	138,296	152,614	111,285	1,412,105	350,653	33,911	1,503,370
Transfers due to death benefits	(429,799)	(42,297)	(6,574)	(94,805)	(75,414)	(997,738)	(71,914)	(19,125)
Transfers due to annuity benefit payments	(321,722)	-	-	-	-	(320,546)	-	(9,659)
Transfers due to withdrawal of funds	(2,242,436)	(6,329,183)	(419,637)	(248,331)	(1,662,916)	(10,316,763)	(618,001)	(1,522,874)
Transfers due to loans, net of repayments	(39,386)	-	-	-	-	1,779	-	-
Transfers due to cost of insurance	(20,167)	(106,479)	-	-	31	(387,361)	(26,619)	(1,122)
Transfers due to contingent deferred sales charges	(264)	-	(215)	(214)	(1,267)	(48)	(20)	(158)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(95,127)	-	-	-	-	59,354	-	1,740
Transfers between Sub-Accounts and to/from General Account	(249,845)	(1,697,624)	(1,599,775)	(14,262)	1,154,023	2,405,390	2,548,341	48,705
Net increase (decrease) in net assets resulting from capital transactions	(3,056,383)	(8,037,287)	(1,873,587)	(246,327)	826,562	(9,205,280)	1,865,698	877
Total increase (decrease)	(10,214,495)	(16,535,397)	(2,161,734)	(620,540)	(506,281)	(26,142,563)	757,728	(5,239,167)
NET ASSETS, at beginning of the year	38,036,347	46,175,143	2,161,734	2,484,746	22,092,990	115,578,289	8,065,680	23,979,880
NET ASSETS, at end of the year	$27,821,852	$29,639,746	$-	$1,864,206	$21,586,709	$89,435,726	$8,823,408	$18,740,713

See Notes to Financial Statements.

F-34

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
		(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$171,934	$61,331	$67,416	$226,353	$8,230,410	$15,113,854	$3,012,613	$316,198
Expenses
Mortality and expense risk fees and administrative charges	252,383	48,057	52,602	215,115	4,017,053	7,806,650	515,207	256,290
Net Investment income (loss)	(80,449)	13,274	14,814	11,238	4,213,357	7,307,204	2,497,406	59,908
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(580,697)	(241,946)	(167,340)	(1,422,941)	(4,224,664)	(10,584,026)	(1,087,332)	162,190
Realized gain distribution	3,693,954	2,681,213	2,537,527	10,270,001	34,015,506	70,506,702	-	2,407,045
Realized gain (loss)	3,113,257	2,439,267	2,370,187	8,847,060	29,790,842	59,922,676	(1,087,332)	2,569,235
Change in net unrealized appreciation/depreciation of investments	(4,387,722)	(3,390,765)	(3,304,604)	(12,235,088)	(94,165,932)	(189,978,162)	(7,554,326)	(3,013,042)
Net gain (loss) on investments	(1,274,465)	(951,498)	(934,417)	(3,388,028)	(64,375,090)	(130,055,486)	(8,641,658)	(443,807)
Net increase (decrease) in net assets resulting from operations	(1,354,914)	(938,224)	(919,603)	(3,376,790)	(60,161,733)	(122,748,282)	(6,144,252)	(383,899)
Capital transactions:
Transfers of net premiums	1,744,339	9,934	47,682	586,834	3,019,271	12,447,825	1,912,837	184,774
Transfers due to death benefits	(36,064)	(9,980)	(88,816)	(63,604)	(1,949,590)	(4,386,708)	(594,927)	(263,310)
Transfers due to annuity benefit payments	-	(35,242)	(32)	-	-	-	(526)	(93,947)
Transfers due to withdrawal of funds	(1,827,771)	(292,069)	(135,075)	(1,516,864)	(22,768,729)	(61,585,836)	(4,366,581)	(1,270,856)
Transfers due to loans, net of repayments	(567)	-	(13,098)	-	(4,499)	-	(6,809)	(1,373)
Transfers due to cost of insurance	580	(15,977)	-	(45,246)	(4,017,555)	(6,055,687)	3,471	(32,860)
Transfers due to contingent deferred sales charges	(1,199)	-	(105)	(417)	(211)	(8,169)	(194)	(369)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	14,216	5	-	-	-	268	32,355
Transfers between Sub-Accounts and to/from General Account	1,585,735	236,412	107,967	4,580,100	(6,032,187)	2,543,394	(1,388,712)	(521,974)
Net increase (decrease) in net assets resulting from capital transactions	1,465,053	(92,706)	(81,472)	3,540,803	(31,753,500)	(57,045,181)	(4,441,173)	(1,967,560)
Total increase (decrease)	110,139	(1,030,930)	(1,001,075)	164,013	(91,915,233)	(179,793,463)	(10,585,425)	(2,351,459)
NET ASSETS, at beginning of the year	20,520,581	5,128,057	4,977,478	19,462,328	373,971,831	763,512,275	48,073,933	23,466,564
NET ASSETS, at end of the year	$20,630,720	$4,097,127	$3,976,403	$19,626,341	$282,056,598	$583,718,812	$37,488,508	$21,115,105

See Notes to Financial Statements.

F-35

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML iShares 60/40 Allocation Sub-Account	MML iShares 80/20 Allocation Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account
	(Service Class)	(Initial Class)	(Service Class)				(Initial Class)	(Service Class)
Investment income
Dividends	$359,104	$2,644,118	$1,162,237	$61,536	$78,194	$254,629	$-	$-
Expenses
Mortality and expense risk fees and administrative charges	371,680	1,363,701	614,274	87,560	38,678	129,739	142,941	260,621
Net Investment income (loss)	(12,576)	1,280,417	547,963	(26,024)	39,516	124,890	(142,941)	(260,621)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(196,524)	(1,054,347)	(412,746)	(231,361)	(12,439)	(78,108)	220,283	(26,054)
Realized gain distribution	3,306,589	7,434,466	3,610,305	374,357	-	-	1,281,549	2,077,210
Realized gain (loss)	3,110,065	6,380,119	3,197,559	142,996	(12,439)	(78,108)	1,501,832	2,051,156
Change in net unrealized appreciation/depreciation of investments	(3,778,763)	(24,621,003)	(11,525,229)	(1,430,412)	(350,356)	(1,185,921)	(6,186,619)	(9,191,691)
Net gain (loss) on investments	(668,698)	(18,240,884)	(8,327,670)	(1,287,416)	(362,795)	(1,264,029)	(4,684,787)	(7,140,535)
Net increase (decrease) in net assets resulting from operations	(681,274)	(16,960,467)	(7,779,707)	(1,313,440)	(323,279)	(1,139,139)	(4,827,728)	(7,401,156)
Capital transactions:
Transfers of net premiums	927,083	512,293	3,846,674	656,848	5,453,085	19,920,614	135,556	1,007,276
Transfers due to death benefits	(392,720)	(2,039,691)	(503,146)	(244,317)	-	(7,546)	(77,601)	(128,139)
Transfers due to annuity benefit payments	-	(335,105)	(521)	-	-	-	(13,439)	-
Transfers due to withdrawal of funds	(2,218,417)	(11,985,993)	(4,762,961)	(530,771)	(25,786)	(30,118)	(1,216,920)	(1,386,466)
Transfers due to loans, net of repayments	-	7,025	-	-	-	-	(12,163)	-
Transfers due to cost of insurance	(34,753)	(397,333)	(140,414)	42	-	-	(13,164)	(5,324)
Transfers due to contingent deferred sales charges	(817)	(30)	(8,707)	(828)	(29,230)	(119,060)	(188)	(1,254)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	59,992	53	-	-	-	3,165	-
Transfers between Sub-Accounts and to/from General Account	(742,522)	(6,902,058)	(531,613)	910,659	1	(206)	(375,337)	(18,476)
Net increase (decrease) in net assets resulting from capital transactions	(2,462,146)	(21,080,900)	(2,100,635)	791,633	5,398,070	19,763,684	(1,570,091)	(532,383)
Total increase (decrease)	(3,143,420)	(38,041,367)	(9,880,342)	(521,807)	5,074,791	18,624,545	(6,397,819)	(7,933,539)
NET ASSETS, at beginning of the year	31,561,723	126,908,902	52,995,919	8,307,912	-	-	17,656,357	25,898,086
NET ASSETS, at end of the year	$28,418,303	$88,867,535	$43,115,577	$7,786,105	$5,074,791	$18,624,545	$11,258,538	$17,964,547

See Notes to Financial Statements.

F-36

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$2,643,081	$5,733,205	$343,634	$42,368	$-	$-	$2,304,580	$983,962
Expenses
Mortality and expense risk fees and administrative charges	1,104,941	2,655,542	948,437	284,036	745,201	1,150,475	1,422,450	662,622
Net Investment income (loss)	1,538,140	3,077,663	(604,803)	(241,668)	(745,201)	(1,150,475)	882,130	321,340
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,730,970)	(4,200,113)	2,623,704	438,459	(2,173,501)	(5,806,409)	975,336	(647,679)
Realized gain distribution	884,421	2,134,336	-	-	18,370,371	28,240,385	26,231,679	12,762,372
Realized gain (loss)	(846,549)	(2,065,777)	2,623,704	438,459	16,196,870	22,433,976	27,207,015	12,114,693
Change in net unrealized appreciation/depreciation of investments	(17,144,311)	(40,677,652)	(13,240,592)	(3,566,863)	(37,274,894)	(52,010,720)	(31,282,493)	(14,012,916)
Net gain (loss) on investments	(17,990,860)	(42,743,429)	(10,616,888)	(3,128,404)	(21,078,024)	(29,576,744)	(4,075,478)	(1,898,223)
Net increase (decrease) in net assets resulting from operations	(16,452,720)	(39,665,766)	(11,221,691)	(3,370,072)	(21,823,225)	(30,727,219)	(3,193,348)	(1,576,883)
Capital transactions:
Transfers of net premiums	453,722	3,925,281	293,390	461,564	405,726	2,664,210	560,993	1,872,746
Transfers due to death benefits	(1,667,410)	(1,986,200)	(878,869)	(178,602)	(1,019,913)	(777,425)	(1,350,524)	(345,272)
Transfers due to annuity benefit payments	(261,460)	(624)	(238,968)	-	(142,281)	-	(327,606)	-
Transfers due to withdrawal of funds	(9,786,711)	(27,525,374)	(7,637,371)	(2,677,878)	(4,869,980)	(8,433,913)	(10,720,216)	(5,153,559)
Transfers due to loans, net of repayments	8,575	-	5,913	-	4,526	-	(20,067)	-
Transfers due to cost of insurance	(264,314)	(956,131)	(319,924)	(92,069)	(77,401)	(154,415)	(355,240)	(120,348)
Transfers due to contingent deferred sales charges	(158)	(2,958)	(264)	-	(1,231)	(3,506)	(1,617)	(1,274)
Transfers due to net charge (credit) to annuitant mortality fluctuation	69,116	63	29,708	-	31,899	-	66,023	-
Transfers between Sub-Accounts and to/from General Account	(3,155,468)	(6,743,287)	(7,064,152)	(844,896)	(609,927)	326,437	(12,157,851)	(60,179)
Net increase (decrease) in net assets resulting from capital transactions	(14,604,108)	(33,289,230)	(15,810,537)	(3,331,881)	(6,278,582)	(6,378,612)	(24,306,105)	(3,807,886)
Total increase (decrease)	(31,056,828)	(72,954,996)	(27,032,228)	(6,701,953)	(28,101,807)	(37,105,831)	(27,499,453)	(5,384,769)
NET ASSETS, at beginning of the year	107,430,616	253,912,380	90,531,793	25,981,811	85,664,131	118,152,584	132,262,516	55,688,323
NET ASSETS, at end of the year	$76,373,788	$180,957,384	$63,499,565	$19,279,858	$57,562,324	$81,046,753	$104,763,063	$50,303,554

See Notes to Financial Statements.

F-37

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$5,839,701	$35,183,820	$924,413	$170,461	$108,874	$-	$-	$-
Expenses
Mortality and expense risk fees and administrative charges	2,242,005	15,240,729	380,086	271,472	317,307	882,645	324,584	327,432
Net Investment income (loss)	3,597,696	19,943,091	544,327	(101,011)	(208,433)	(882,645)	(324,584)	(327,432)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,083,491)	(39,501,884)	(642,556)	653,101	120,647	(4,727,587)	(2,363,800)	(1,878,844)
Realized gain distribution	16,004,361	106,939,391	-	2,853,652	3,044,656	19,915,164	8,085,294	14,125,072
Realized gain (loss)	13,920,870	67,437,507	(642,556)	3,506,753	3,165,303	15,187,577	5,721,494	12,246,228
Change in net unrealized appreciation/depreciation of investments	(50,999,577)	(315,136,382)	(2,978,754)	(8,197,033)	(8,097,183)	(34,947,506)	(13,245,058)	(16,705,438)
Net gain (loss) on investments	(37,078,707)	(247,698,875)	(3,621,310)	(4,690,280)	(4,931,880)	(19,759,929)	(7,523,564)	(4,459,210)
Net increase (decrease) in net assets resulting from operations	(33,481,011)	(227,755,784)	(3,076,983)	(4,791,291)	(5,140,313)	(20,642,574)	(7,848,148)	(4,786,642)
Capital transactions:
Transfers of net premiums	784,269	15,562,400	1,194,786	136,880	634,123	587,092	1,037,911	691,865
Transfers due to death benefits	(643,371)	(9,374,398)	(327,975)	(150,218)	(106,509)	(808,430)	(181,516)	(187,003)
Transfers due to annuity benefit payments	-	(1,054)	(422)	(27,608)	-	(226,745)	-	-
Transfers due to withdrawal of funds	(18,901,719)	(178,329,361)	(4,659,651)	(2,301,600)	(2,116,782)	(7,326,801)	(2,043,108)	(1,893,834)
Transfers due to loans, net of repayments	27,975	-	-	1,312	-	(3,881)	-	1,422
Transfers due to cost of insurance	(1,818,848)	(6,759,388)	61	(24,407)	(20,452)	(263,332)	(44,280)	(21,059)
Transfers due to contingent deferred sales charges	(5)	(6,284)	(1,520)	(373)	(257)	(1,063)	-	(314)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	32	212	11,490	-	38,732	-	-
Transfers between Sub-Accounts and to/from General Account	392,545	(9,837,995)	2,194,637	(639,272)	78,306	1,360,397	(935,587)	74,253
Net increase (decrease) in net assets resulting from capital transactions	(20,159,154)	(188,746,048)	(1,599,872)	(2,993,796)	(1,531,571)	(6,644,031)	(2,166,580)	(1,334,670)
Total increase (decrease)	(53,640,165)	(416,501,832)	(4,676,855)	(7,785,087)	(6,671,884)	(27,286,605)	(10,014,728)	(6,121,312)
NET ASSETS, at beginning of the year	214,743,239	1,461,000,467	34,025,850	29,197,903	30,289,216	87,699,978	32,664,648	29,889,996
NET ASSETS, at end of the year	$161,103,074	$1,044,498,635	$29,348,995	$21,412,816	$23,617,332	$60,413,373	$22,649,920	$23,768,684

See Notes to Financial Statements.

F-38

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Sustainable Equity Sub-Account	MML Sustainable Equity Sub-Account	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account
	(Initial Class)	(Service Class)		(Service Class I)	(Initial Class)	(Service Class)
Investment income
Dividends	$1,013,963	$255,938	$-	$353,251	$577,250	$351,727	$524,115	$1,411,465
Expenses
Mortality and expense risk fees and administrative charges	1,030,798	320,170	6,333	146,664	657,155	638,855	494,129	1,241,844
Net Investment income (loss)	(16,835)	(64,232)	(6,333)	206,587	(79,905)	(287,128)	29,986	169,621
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,572,508)	(444,476)	(487,767)	(1,239,663)	5,267,909	1,237,956	(920,383)	374
Realized gain distribution	22,055,964	7,050,264	23,065	3,930,101	8,765,580	7,480,195	-	-
Realized gain (loss)	20,483,456	6,605,788	(464,702)	2,690,438	14,033,489	8,718,151	(920,383)	374
Change in net unrealized appreciation/depreciation of investments	(36,482,132)	(11,583,320)	124,858	(7,222,659)	(26,950,571)	(19,477,341)	(6,323,165)	(373)
Net gain (loss) on investments	(15,998,676)	(4,977,532)	(339,844)	(4,532,221)	(12,917,082)	(10,759,190)	(7,243,548)	1
Net increase (decrease) in net assets resulting from operations	(16,015,511)	(5,041,764)	(346,177)	(4,325,634)	(12,996,987)	(11,046,318)	(7,213,562)	169,622
Capital transactions:
Transfers of net premiums	436,428	1,041,972	18,686	435,284	375,264	1,260,705	2,622,478	6,447,849
Transfers due to death benefits	(964,540)	(95,929)	-	(119,198)	(1,040,060)	(114,248)	(394,394)	(896,021)
Transfers due to annuity benefit payments	(269,122)	-	-	-	(49,900)	-	-	(67,753)
Transfers due to withdrawal of funds	(8,382,824)	(1,621,556)	(152,965)	(862,395)	(4,572,549)	(2,915,616)	(3,820,645)	(39,500,067)
Transfers due to loans, net of repayments	1,571	-	-	(48)	(3,344)	-	(1,457)	(13,312)
Transfers due to cost of insurance	(284,820)	(58,643)	-	(24,237)	(68,396)	(57,055)	1,955	(25,525)
Transfers due to contingent deferred sales charges	(11)	(1,065)	-	(646)	(368)	(408)	(3,357)	(1,454)
Transfers due to net charge (credit) to annuitant mortality fluctuation	56,239	-	-	-	22,317	-	-	21,660
Transfers between Sub-Accounts and to/from General Account	(1,571,522)	(734,038)	(600,792)	485,392	(1,000,924)	(1,513,288)	(2,613,419)	74,399,116
Net increase (decrease) in net assets resulting from capital transactions	(10,978,601)	(1,469,259)	(735,071)	(85,848)	(6,337,960)	(3,339,910)	(4,208,839)	40,364,493
Total increase (decrease)	(26,994,112)	(6,511,023)	(1,081,248)	(4,411,482)	(19,334,947)	(14,386,228)	(11,422,401)	40,534,115
NET ASSETS, at beginning of the year	99,423,759	29,944,498	1,081,248	15,351,011	74,572,321	60,960,010	47,397,082	90,771,755
NET ASSETS, at end of the year	$72,429,647	$23,433,475	$-	$10,939,529	$55,237,374	$46,573,782	$35,974,681	$131,305,870

See Notes to Financial Statements.

F-39

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	PIMCO		VY®
	Commodity		CBRE
	RealReturn®	PIMCO	Global
	Strategy	Income	Real Estate
	Sub-Account	Sub-Account	Sub-Account

Investment income
Dividends	$2,136,455	$6,683	$324,182
Expenses
Mortality and expense risk fees and administrative charges	126,080	2,027	134,862
Net Investment income (loss)	2,010,375	4,656	189,320
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	760,141	(521)	(190,175)
Realized gain distribution	-	6	555,389
Realized gain (loss)	760,141	(515)	365,214
Change in net unrealized appreciation/depreciation of investments	(2,178,525)	(10,374)	(4,015,670)
Net gain (loss) on investments	(1,418,384)	(10,889)	(3,650,456)
Net increase (decrease) in net assets resulting from operations	591,991	(6,233)	(3,461,136)
Capital transactions:
Transfers of net premiums	144,108	847,627	126,995
Transfers due to death benefits	(111,424)	-	(83,459)
Transfers due to annuity benefit payments	(25,399)	-	(42,494)
Transfers due to withdrawal of funds	(1,368,790)	(891)	(1,101,455)
Transfers due to loans, net of repayments	731	-	1,970
Transfers due to cost of insurance	(43,835)	-	(47,659)
Transfers due to contingent deferred sales charges	(9)	(1,005)	(13)
Transfers due to net charge (credit) to annuitant mortality fluctuation	8,760	-	14,705
Transfers between Sub-Accounts and to/from General Account	1,335,095	(4,194)	103,860
Net increase (decrease) in net assets resulting from capital transactions	(60,763)	841,537	(1,027,550)
Total increase (decrease)	531,228	835,304	(4,488,686)
NET ASSETS, at beginning of the year	8,564,039	-	13,624,068
NET ASSETS, at end of the year	$9,095,267	$835,304	$9,135,382

See Notes to Financial Statements.

F-40

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2021

	BlackRock 60/40 Target Allocation ETF V.I. Sub-Account	Delaware Ivy VIP Asset Strategy Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Capital Appreciation Sub-Account
	(Class III)		(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)
Investment income
Dividends	$309,862	$208,960	$158,959	$68,352	$-	$-	$-	$-
Expenses
Mortality and expense risk fees and administrative charges	145,110	174,962	3,029,896	3,250,813	325,638	357,812	175,666	2,033,653
Net Investment income (loss)	164,752	33,998	(2,870,937)	(3,182,461)	(325,638)	(357,812)	(175,666)	(2,033,653)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	134,277	317,513	20,301,851	10,790,833	874,283	2,074,600	1,061,733	13,688,546
Realized gain distribution	1,277,624	1,351,183	30,306,876	32,427,089	2,282,264	2,675,267	731,438	8,520,619
Realized gain (loss)	1,411,901	1,668,696	50,608,727	43,217,922	3,156,547	4,749,867	1,793,171	22,209,165
Change in net unrealized appreciation/depreciation of investments	(203,980)	(543,013)	9,985,934	18,649,556	(629,788)	(1,778,381)	928,206	11,306,453
Net gain (loss) on investments	1,207,921	1,125,683	60,594,661	61,867,478	2,526,759	2,971,486	2,721,377	33,515,618
Net increase (decrease) in net assets resulting from operations	1,372,673	1,159,681	57,723,724	58,685,017	2,201,121	2,613,674	2,545,711	31,481,965
Capital transactions:
Transfers of net premiums	8,686,866	624,560	1,520,547	21,575,444	1,027,072	213,437	250,424	719,776
Transfers due to death benefits	-	(68,016)	(2,607,183)	(3,885,190)	(175,848)	(178,739)	(682,414)	(1,872,007)
Transfers due to annuity benefit payments	-	-	(881,962)	(476)	-	(89,787)	-	(374,000)
Transfers due to withdrawal of funds	(465,397)	(1,582,935)	(29,292,232)	(22,245,323)	(2,918,382)	(4,956,714)	(1,470,491)	(19,981,345)
Transfers due to loans, net of repayments	-	-	21,360	-	-	570	-	7,900
Transfers due to cost of insurance	-	2,879	(524,504)	(136,977)	(63,093)	(83,056)	(12,848)	(442,224)
Transfers due to contingent deferred sales charges	-	-	(1,304)	-	-	(320)	-	(543)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	294,074	42	-	5,760	-	85,105
Transfers between Sub-Accounts and to/from General Account	28,307	(60,132)	(12,733,709)	(4,194,893)	141,430	(830,370)	(354,162)	(9,006,725)
Net increase (decrease) in net assets resulting from capital transactions	8,249,776	(1,083,644)	(44,204,913)	(8,887,373)	(1,988,822)	(5,919,219)	(2,269,491)	(30,864,063)
Total increase (decrease)	9,622,449	76,037	13,518,811	49,797,644	212,299	(3,305,545)	276,220	617,902
NET ASSETS, at beginning of the year	8,908,234	13,270,558	237,247,151	229,257,699	25,837,159	32,043,570	13,216,783	160,848,549
NET ASSETS, at end of the year	$18,530,683	$13,346,595	$250,765,962	$279,055,343	$26,049,458	$28,738,025	$13,493,003	$161,466,451

See Notes to Financial Statements.

F-41

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. VIP Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Sub-Account
	(Series II)	(Series I)		(Series II)	(Series I)	(Series I)	(Series II)	(Series II)
Investment income
Dividends	$719	$103,998	$38,525	$-	$-	$103,763	$221,575	$-
Expenses
Mortality and expense risk fees and administrative charges	1,010	79,979	24,477	401,573	1,374,102	67,562	152,148	996,507
Net Investment income (loss)	(291)	24,019	14,048	(401,573)	(1,374,102)	36,201	69,427	(996,507)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	12,511	448,439	42,378	1,415,875	8,428,390	627,399	217,317	3,703,594
Realized gain distribution	2,897	355,569	68,557	3,794,314	11,155,527	18,782	44,518	3,997,510
Realized gain (loss)	15,408	804,008	110,935	5,210,189	19,583,917	646,181	261,835	7,701,104
Change in net unrealized appreciation/depreciation of investments	(8,677)	(191,843)	(181,670)	160,663	(639,758)	279,016	1,437,946	3,315,264
Net gain (loss) on investments	6,731	612,165	(70,735)	5,370,852	18,944,159	925,197	1,699,781	11,016,368
Net increase (decrease) in net assets resulting from operations	6,440	636,184	(56,687)	4,969,279	17,570,057	961,398	1,769,208	10,019,861
Capital transactions:
Transfers of net premiums	-	9,127	-	4,160,138	508,086	80,692	38,796	3,074,569
Transfers due to death benefits	(25,999)	(106,047)	(9,473)	(369,963)	(1,067,066)	(27,077)	(8,092)	(1,652,532)
Transfers due to annuity benefit payments	-	(8,614)	(53)	(250)	(294,933)	(18,753)	-	(553)
Transfers due to withdrawal of funds	(306)	(605,214)	(152,219)	(2,769,333)	(12,991,971)	(2,556,480)	(1,716,446)	(8,655,857)
Transfers due to loans, net of repayments	-	781	-	-	5,825	(1,113)	-	-
Transfers due to cost of insurance	47	(5,875)	-	(7,789)	(301,497)	(7,083)	(1,543)	(158,139)
Transfers due to contingent deferred sales charges	-	(61)	(32)	-	(182)	(4)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	3,240	(14)	22	64,588	(2,819)	-	48
Transfers between Sub-Accounts and to/from General Account	-	2,810	(11,588)	11,271	(4,228,155)	188,696	323,660	(934,022)
Net increase (decrease) in net assets resulting from capital transactions	(26,258)	(709,854)	(173,379)	1,024,096	(18,305,305)	(2,343,942)	(1,363,626)	(8,326,486)
Total increase (decrease)	(19,818)	(73,670)	(230,066)	5,993,375	(735,248)	(1,382,544)	405,582	1,693,375
NET ASSETS, at beginning of the year	76,534	7,060,991	2,002,482	28,338,933	106,383,035	6,302,426	10,939,473	75,781,828
NET ASSETS, at end of the year	$56,716	$6,987,321	$1,772,416	$34,332,308	$105,647,787	$4,919,882	$11,345,055	$77,475,203

See Notes to Financial Statements.

F-42

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	Invesco V.I. Global Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account
	(Series I)	(Series II)	(Series I)	(Series I)	(Series II)	(Series II)	(Series I)	(Series I)
Investment income
Dividends	$-	$2,453,152	$6,763,923	$22,887	$343	$125,873	$243,484	$-
Expenses
Mortality and expense risk fees and administrative charges	2,177,529	721,847	1,822,852	131,104	152,120	300,046	392,327	113,726
Net Investment income (loss)	(2,177,529)	1,731,305	4,941,071	(108,217)	(151,777)	(174,173)	(148,843)	(113,726)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	12,389,722	(917,165)	(3,260,703)	265,620	500,644	503,919	1,119,791	709,620
Realized gain distribution	8,916,628	-	-	1,190,476	1,318,928	1,430,994	1,984,885	909,703
Realized gain (loss)	21,306,350	(917,165)	(3,260,703)	1,456,096	1,819,572	1,934,913	3,104,676	1,619,323
Change in net unrealized appreciation/depreciation of investments	4,603,483	(3,633,402)	(8,537,122)	(163,899)	(458,441)	3,687,512	5,091,557	(302,449)
Net gain (loss) on investments	25,909,833	(4,550,567)	(11,797,825)	1,292,197	1,361,131	5,622,425	8,196,233	1,316,874
Net increase (decrease) in net assets resulting from operations	23,732,304	(2,819,262)	(6,856,754)	1,183,980	1,209,354	5,448,252	8,047,390	1,203,148
Capital transactions:
Transfers of net premiums	1,275,249	1,818,399	863,961	118,497	286,070	1,783,619	272,774	188,808
Transfers due to death benefits	(1,503,508)	(352,114)	(2,129,583)	(316,896)	(77,502)	(152,291)	(578,277)	(61,939)
Transfers due to annuity benefit payments	(396,781)	-	(352,932)	(49,744)	-	-	(19,538)	(27,171)
Transfers due to withdrawal of funds	(19,177,459)	(5,800,036)	(18,870,935)	(962,418)	(1,891,299)	(2,292,732)	(2,324,248)	(1,020,398)
Transfers due to loans, net of repayments	7,420	-	8,629	3,220	-	-	3,737	2,302
Transfers due to cost of insurance	(362,261)	(255,737)	(469,216)	(11,652)	(10,047)	(1,882)	(27,195)	(11,108)
Transfers due to contingent deferred sales charges	(913)	-	(525)	(203)	-	-	(399)	(109)
Transfers due to net charge (credit) to annuitant mortality fluctuation	118,224	-	62,234	9,840	-	-	2,814	7,004
Transfers between Sub-Accounts and to/from General Account	(4,244,572)	3,620,027	17,043,298	96,348	(230,141)	245,451	(1,240,493)	96,884
Net increase (decrease) in net assets resulting from capital transactions	(24,284,601)	(969,461)	(3,845,069)	(1,113,008)	(1,922,919)	(417,836)	(3,910,825)	(825,727)
Total increase (decrease)	(552,297)	(3,788,723)	(10,701,823)	70,972	(713,565)	5,030,416	4,136,565	377,421
NET ASSETS, at beginning of the year	176,607,524	61,117,704	154,124,943	11,325,826	12,414,240	21,292,780	33,044,884	9,461,356
NET ASSETS, at end of the year	$176,055,227	$57,328,981	$143,423,120	$11,396,798	$11,700,675	$26,323,196	$37,181,449	$9,838,777

See Notes to Financial Statements.

F-43

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account
	(Series II)		(Initial Class)	(Service Class)				(Initial Class)
Investment income
Dividends	$-	$437	$445,455	$1,005,385	$12,247,454	$-	$75,218	$1,004,474
Expenses
Mortality and expense risk fees and administrative charges	171,762	70,307	425,968	1,186,854	12,276,435	3,448,545	732,709	1,043,960
Net Investment income (loss)	(171,762)	(69,870)	19,487	(181,469)	(28,981)	(3,448,545)	(657,491)	(39,486)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,226,227	-	619,066	1,348,187	4,695,374	19,113,743	425,242	1,400,088
Realized gain distribution	1,302,543	-	1,448,643	3,967,133	22,337,749	14,669,469	867,646	2,334,175
Realized gain (loss)	2,528,770	-	2,067,709	5,315,320	27,033,123	33,783,212	1,292,888	3,734,263
Change in net unrealized appreciation/depreciation of investments	(803,987)	-	2,941,011	8,423,907	73,551,647	18,637,725	(2,363,634)	2,953,628
Net gain (loss) on investments	1,724,783	-	5,008,720	13,739,227	100,584,770	52,420,937	(1,070,746)	6,687,891
Net increase (decrease) in net assets resulting from operations	1,553,021	(69,870)	5,028,207	13,557,758	100,555,789	48,972,392	(1,728,237)	6,648,405
Capital transactions:
Transfers of net premiums	328,285	106,442	969,986	3,908,621	23,899,577	25,280,328	4,542,591	1,036,088
Transfers due to death benefits	(81,165)	(616,672)	(26,156)	(941,289)	(2,926,000)	(2,828,767)	(237,037)	(1,958,505)
Transfers due to annuity benefit payments	(254)	(8,569)	-	-	(38,022)	(26,488)	-	-
Transfers due to withdrawal of funds	(1,952,566)	(910,599)	(1,947,685)	(13,873,380)	(118,798,010)	(28,674,088)	(7,020,802)	(12,922,497)
Transfers due to loans, net of repayments	-	-	2,283	-	(636)	6,771	5,146	5,019
Transfers due to cost of insurance	(1,746)	27,552	(83,737)	(82,781)	(6,064,558)	(554,852)	(257,645)	(433,378)
Transfers due to contingent deferred sales charges	-	(311)	(6)	-	-	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	22	2,033	-	-	6,663	2,437	-	-
Transfers between Sub-Accounts and to/from General Account	(216,507)	435,453	(1,214,311)	(1,111,086)	(7,836,984)	(9,302,714)	3,468,530	3,565,165
Net increase (decrease) in net assets resulting from capital transactions	(1,923,931)	(964,671)	(2,299,626)	(12,099,915)	(111,757,970)	(16,097,373)	500,783	(10,708,108)
Total increase (decrease)	(370,910)	(1,034,541)	2,728,581	1,457,843	(11,202,181)	32,875,019	(1,227,454)	(4,059,703)
NET ASSETS, at beginning of the year	13,181,326	6,847,355	33,588,339	93,600,335	930,308,860	249,753,195	58,820,176	83,010,888
NET ASSETS, at end of the year	$12,810,416	$5,812,814	$36,316,920	$95,058,178	$919,106,679	$282,628,214	$57,592,722	$78,951,185

See Notes to Financial Statements.

F-44

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Dynamic Bond Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)
Investment income
Dividends	$3,758,924	$1,430,475	$4,042,373	$-	$-	$808,868	$2,999,376	$462,823
Expenses
Mortality and expense risk fees and administrative charges	4,811,452	819,561	2,598,169	796,002	2,521,256	859,918	4,231,237	158,485
Net Investment income (loss)	(1,052,528)	610,914	1,444,204	(796,002)	(2,521,256)	(51,050)	(1,231,861)	304,338
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(72,731)	598,994	759,676	3,164,870	5,658,093	2,410,599	6,498,277	30,157
Realized gain distribution	10,941,755	17,153,254	53,390,619	6,623,734	20,907,454	1,994,351	9,357,745	-
Realized gain (loss)	10,869,025	17,752,248	54,150,295	9,788,604	26,565,547	4,404,950	15,856,022	30,157
Change in net unrealized appreciation/depreciation of investments	19,864,971	(9,734,786)	(30,227,569)	320,305	2,438,818	499,396	7,087,522	(511,723)
Net gain (loss) on investments	30,733,996	8,017,462	23,922,726	10,108,909	29,004,365	4,904,346	22,943,544	(481,567)
Net increase (decrease) in net assets resulting from operations	29,681,468	8,628,376	25,366,930	9,312,907	26,483,109	4,853,296	21,711,683	(177,229)
Capital transactions:
Transfers of net premiums	13,849,117	608,714	18,574,142	491,293	12,137,261	1,160,873	10,305,748	1,690,483
Transfers due to death benefits	(4,033,009)	(918,078)	(1,326,714)	(549,713)	(1,879,746)	(1,703,483)	(6,944,038)	(100,268)
Transfers due to annuity benefit payments	(9,367)	(190,801)	-	(120,047)	(710)	(16,630)	-	-
Transfers due to withdrawal of funds	(49,854,565)	(6,482,508)	(12,665,625)	(5,307,180)	(15,223,843)	(14,476,854)	(60,574,139)	(1,017,803)
Transfers due to loans, net of repayments	-	3,016	-	4,774	-	625	-	-
Transfers due to cost of insurance	(1,376,329)	(61,800)	(32,372)	(73,112)	(47,282)	(385,738)	(1,141,635)	-
Transfers due to contingent deferred sales charges	-	(977)	-	(527)	-	(10)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(14,136)	47,001	-	8,154	63	4,401	-	-
Transfers between Sub-Accounts and to/from General Account	1,687,967	2,325,522	1,669,316	(1,736,918)	308,149	170,256	12,941,468	727,531
Net increase (decrease) in net assets resulting from capital transactions	(39,750,323)	(4,669,911)	6,218,747	(7,283,276)	(4,706,108)	(15,246,560)	(45,412,596)	1,299,943
Total increase (decrease)	(10,068,855)	3,958,465	31,585,677	2,029,631	21,777,001	(10,393,264)	(23,700,913)	1,122,714
NET ASSETS, at beginning of the year	373,173,046	65,024,452	185,705,276	64,905,396	181,685,317	76,130,207	338,139,060	12,453,262
NET ASSETS, at end of the year	$363,104,191	$68,982,917	$217,290,953	$66,935,027	$203,462,318	$65,736,943	$314,438,147	$13,575,976

See Notes to Financial Statements.

F-45

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Equity Momentum Sub-Account	MML Equity Rotation Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)
Investment income
Dividends	$410,657	$1,534,583	$3,208,506	$1,806,424	$450,524	$532,341	$-	$10,111
Expenses
Mortality and expense risk fees and administrative charges	304,675	1,331,671	1,838,673	1,133,992	454,381	576,545	21,562	23,746
Net Investment income (loss)	105,982	202,912	1,369,833	672,432	(3,857)	(44,204)	(21,562)	(13,635)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	579,262	1,222,962	1,990,108	738,540	1,285,626	2,293,169	122,363	73,768
Realized gain distribution	-	-	2,824,134	1,754,889	1,531,279	2,074,186	674,626	697,599
Realized gain (loss)	579,262	1,222,962	4,814,242	2,493,429	2,816,905	4,367,355	796,989	771,367
Change in net unrealized appreciation/depreciation of investments	5,346,417	24,022,723	25,448,084	15,387,765	5,475,804	6,414,821	(377,175)	(213,844)
Net gain (loss) on investments	5,925,679	25,245,685	30,262,326	17,881,194	8,292,709	10,782,176	419,814	557,523
Net increase (decrease) in net assets resulting from operations	6,031,661	25,448,597	31,632,159	18,553,626	8,288,852	10,737,972	398,252	543,888
Capital transactions:
Transfers of net premiums	223,647	5,278,589	708,514	3,730,203	599,807	190,942	152,871	179,466
Transfers due to death benefits	(142,367)	(962,160)	(1,588,666)	(460,177)	(295,531)	(63,349)	-	-
Transfers due to annuity benefit payments	(62,025)	-	(401,795)	(613)	(366,346)	-	-	-
Transfers due to withdrawal of funds	(1,690,727)	(11,772,900)	(16,213,719)	(10,477,278)	(1,798,914)	(6,381,521)	(436,799)	(240,696)
Transfers due to loans, net of repayments	8,255	-	8,155	-	240	-	-	-
Transfers due to cost of insurance	(44,035)	(386,134)	(428,399)	(396,945)	(20,602)	(141,700)	-	-
Transfers due to contingent deferred sales charges	(161)	-	(217)	-	(290)	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	15,360	-	81,409	54	39,113	-	-	-
Transfers between Sub-Accounts and to/from General Account	(330,346)	(6,985,738)	(10,238,565)	(5,036,140)	(1,384,494)	(2,527,373)	(682)	(15,402)
Net increase (decrease) in net assets resulting from capital transactions	(2,022,399)	(14,828,343)	(28,073,283)	(12,640,896)	(3,227,017)	(8,923,001)	(284,610)	(76,632)
Total increase (decrease)	4,009,262	10,620,254	3,558,876	5,912,730	5,061,835	1,814,971	113,642	467,256
NET ASSETS, at beginning of the year	21,590,756	94,339,624	141,959,006	82,700,285	32,974,512	44,360,172	2,048,092	2,017,490
NET ASSETS, at end of the year	$25,600,018	$104,959,878	$145,517,882	$88,613,015	$38,036,347	$46,175,143	$2,161,734	$2,484,746

See Notes to Financial Statements.

F-46

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account
		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
Investment income
Dividends	$187,845	$2,997,181	$192,117	$70,315	$290,596	$45,757	$145,949	$43,347
Expenses
Mortality and expense risk fees and administrative charges	252,295	1,528,828	106,848	268,419	218,943	59,064	248,551	61,514
Net Investment income (loss)	(64,450)	1,468,353	85,269	(198,104)	71,653	(13,307)	(102,602)	(18,167)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	749,138	958,163	79,670	(238,451)	(232,498)	157,437	509,978	159,166
Realized gain distribution	1,192,081	-	-	1,847,265	-	447,142	1,746,563	409,342
Realized gain (loss)	1,941,219	958,163	79,670	1,608,814	(232,498)	604,579	2,256,541	568,508
Change in net unrealized appreciation/depreciation of investments	1,947,983	10,683,050	758,075	3,452,686	4,401,510	186,641	607,703	153,697
Net gain (loss) on investments	3,889,202	11,641,213	837,745	5,061,500	4,169,012	791,220	2,864,244	722,205
Net increase (decrease) in net assets resulting from operations	3,824,752	13,109,566	923,014	4,863,396	4,240,665	777,913	2,761,642	704,038
Capital transactions:
Transfers of net premiums	1,493,885	542,161	276,922	1,433,615	1,753,103	19,393	1,342,015	56,132
Transfers due to death benefits	(60,568)	(1,025,794)	(41,896)	(62,209)	(154,556)	(105,607)	(280,512)	(143)
Transfers due to annuity benefit payments	-	(362,353)	-	(10,896)	-	(40,432)	-	(38)
Transfers due to withdrawal of funds	(1,739,751)	(14,939,925)	(1,238,679)	(1,770,320)	(1,744,500)	(511,023)	(2,085,797)	(225,056)
Transfers due to loans, net of repayments	-	6,680	-	-	98	-	-	(3,432)
Transfers due to cost of insurance	797	(404,014)	(16,975)	(1,275)	148	(15,889)	(46,757)	-
Transfers due to contingent deferred sales charges	-	(55)	-	-	-	-	-	(128)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	90,454	-	1,734	-	31,563	-	5
Transfers between Sub-Accounts and to/from General Account	(383,985)	216,600	(155,889)	519,385	1,560,015	(192,345)	(312,531)	(41,212)
Net increase (decrease) in net assets resulting from capital transactions	(689,622)	(15,876,246)	(1,176,517)	110,034	1,414,308	(814,340)	(1,383,582)	(213,872)
Total increase (decrease)	3,135,130	(2,766,680)	(253,503)	4,973,430	5,654,973	(36,427)	1,378,060	490,166
NET ASSETS, at beginning of the year	18,957,860	118,344,969	8,319,183	19,006,450	14,865,608	5,164,484	18,084,268	4,487,312
NET ASSETS, at end of the year	$22,092,990	$115,578,289	$8,065,680	$23,979,880	$20,520,581	$5,128,057	$19,462,328	$4,977,478

See Notes to Financial Statements.

F-47

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$603,891	$374,703	$5,923,378	$10,034,525	$3,897,699	$405,986	$483,810	$1,373,720
Expenses
Mortality and expense risk fees and administrative charges	796,930	706,341	4,926,290	9,555,112	563,137	273,944	384,423	1,659,659
Net Investment income (loss)	(193,039)	(331,638)	997,088	479,413	3,334,562	132,042	99,387	(285,939)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	9,921,894	3,007,755	1,603,310	(7,870,560)	210,253	375,778	(161,136)	1,974,241
Realized gain distribution	3,954,939	3,181,071	16,097,577	33,183,755	-	-	-	9,570,346
Realized gain (loss)	13,876,833	6,188,826	17,700,887	25,313,196	210,253	375,778	(161,136)	11,544,587
Change in net unrealized appreciation/depreciation of investments	3,337,591	6,532,662	27,485,988	66,077,647	(711,353)	4,612,091	6,427,806	(4,936,414)
Net gain (loss) on investments	17,214,424	12,721,488	45,186,875	91,390,843	(501,100)	4,987,869	6,266,670	6,608,173
Net increase (decrease) in net assets resulting from operations	17,021,385	12,389,850	46,183,963	91,870,256	2,833,462	5,119,911	6,366,057	6,322,234
Capital transactions:
Transfers of net premiums	346,845	3,551,685	4,697,379	13,450,377	3,968,735	193,039	1,816,261	646,349
Transfers due to death benefits	(1,145,930)	(346,906)	(2,172,811)	(5,283,696)	(256,826)	(221,337)	(185,807)	(2,272,602)
Transfers due to annuity benefit payments	(53,285)	-	-	-	(590)	(96,981)	-	(355,333)
Transfers due to withdrawal of funds	(10,627,046)	(3,945,901)	(61,439,241)	(112,649,929)	(3,306,743)	(2,173,366)	(2,486,080)	(16,460,694)
Transfers due to loans, net of repayments	7,854	-	4,777	-	(136)	863	-	2,312
Transfers due to cost of insurance	(84,369)	(57,218)	(3,645,332)	(5,317,399)	2,667	(29,078)	(34,343)	(409,429)
Transfers due to contingent deferred sales charges	(409)	-	(241)	-	-	(394)	-	(32)
Transfers due to net charge (credit) to annuitant mortality fluctuation	20,767	-	(1,631)	-	268	21,446	-	44,755
Transfers between Sub-Accounts and to/from General Account	(2,444,557)	(426,671)	(3,047,913)	(7,205,558)	2,189,952	(1,042,631)	(924,140)	8,426,676
Net increase (decrease) in net assets resulting from capital transactions	(13,980,130)	(1,225,011)	(65,605,013)	(117,006,205)	2,597,327	(3,348,439)	(1,814,109)	(10,377,998)
Total increase (decrease)	3,041,255	11,164,839	(19,421,050)	(25,135,949)	5,430,789	1,771,472	4,551,948	(4,055,764)
NET ASSETS, at beginning of the year	71,531,066	49,795,171	393,392,881	788,648,224	42,643,144	21,695,092	27,009,775	130,964,666
NET ASSETS, at end of the year	$74,572,321	$60,960,010	$373,971,831	$763,512,275	$48,073,933	$23,466,564	$31,561,723	$126,908,902

See Notes to Financial Statements.

F-48

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$417,862	$38,528	$9,570	$-	$3,440,400	$7,651,698	$883,751	$189,127
Expenses
Mortality and expense risk fees and administrative charges	622,686	93,301	191,192	318,608	1,361,249	3,281,432	1,182,373	343,429
Net Investment income (loss)	(204,824)	(54,773)	(181,622)	(318,608)	2,079,151	4,370,266	(298,622)	(154,302)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	748,442	(102,013)	791,173	936,557	907,434	1,767,838	1,534,527	287,461
Realized gain distribution	3,665,594	-	1,686,997	2,540,115	2,006,828	4,834,301	-	-
Realized gain (loss)	4,414,036	(102,013)	2,478,170	3,476,672	2,914,262	6,602,139	1,534,527	287,461
Change in net unrealized appreciation/depreciation of investments	(1,917,291)	858,469	493,408	570,922	(5,476,552)	(12,734,473)	7,550,127	2,360,831
Net gain (loss) on investments	2,496,745	756,456	2,971,578	4,047,594	(2,562,290)	(6,132,335)	9,084,654	2,648,292
Net increase (decrease) in net assets resulting from operations	2,291,921	701,683	2,789,956	3,728,986	(483,139)	(1,762,069)	8,786,032	2,493,990
Capital transactions:
Transfers of net premiums	4,289,546	963,607	190,289	2,858,921	830,579	10,819,185	495,995	757,064
Transfers due to death benefits	(396,969)	(30,887)	(204,860)	(283,118)	(2,641,438)	(745,563)	(894,172)	(37,396)
Transfers due to annuity benefit payments	(577)	-	(12,240)	-	(280,892)	(732)	(263,128)	-
Transfers due to withdrawal of funds	(6,406,881)	(563,245)	(2,073,884)	(1,515,022)	(13,897,947)	(38,838,769)	(12,506,428)	(4,158,907)
Transfers due to loans, net of repayments	-	-	1,810	-	5,061	-	(3,351)	-
Transfers due to cost of insurance	(105,268)	226	(19,100)	(4,803)	(276,982)	(1,181,274)	(324,718)	(110,782)
Transfers due to contingent deferred sales charges	-	-	(225)	-	(182)	(85)	(328)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	51	-	3,656	-	36,275	64	60,503	-
Transfers between Sub-Accounts and to/from General Account	7,124,345	402,756	(497,678)	(1,115,449)	9,733,381	18,844,435	1,959,766	133,957
Net increase (decrease) in net assets resulting from capital transactions	4,504,247	772,457	(2,612,232)	(59,471)	(6,492,145)	(11,102,740)	(11,475,862)	(3,416,064)
Total increase (decrease)	6,796,167	1,474,140	177,724	3,669,515	(6,975,284)	(12,864,808)	(2,689,830)	(922,074)
NET ASSETS, at beginning of the year	46,199,752	6,833,772	17,478,633	22,228,571	114,405,900	266,777,188	93,221,623	26,903,885
NET ASSETS, at end of the year	$52,995,919	$8,307,912	$17,656,357	$25,898,086	$107,430,616	$253,912,380	$90,531,793	$25,981,811

See Notes to Financial Statements.

F-49

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$-	$-	$1,893,857	$687,354	$2,976,509	$16,954,350	$1,083,343	$129,289
Expenses
Mortality and expense risk fees and administrative charges	1,027,659	1,519,245	1,692,906	700,175	2,796,002	19,723,731	467,688	332,698
Net Investment income (loss)	(1,027,659)	(1,519,245)	200,951	(12,821)	180,507	(2,769,381)	615,655	(203,409)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,859,904	2,548,571	3,335,665	525,622	1,882,183	(12,101,229)	372,662	1,168,803
Realized gain distribution	17,320,451	25,312,531	3,036,272	1,289,057	7,953,728	55,864,741	-	1,751,544
Realized gain (loss)	20,180,355	27,861,102	6,371,937	1,814,679	9,835,911	43,763,513	372,662	2,920,347
Change in net unrealized appreciation/depreciation of investments	(9,076,125)	(13,253,726)	20,274,150	8,714,285	12,638,568	109,942,563	(782,759)	2,902,610
Net gain (loss) on investments	11,104,230	14,607,376	26,646,087	10,528,964	22,474,479	153,706,076	(410,097)	5,822,957
Net increase (decrease) in net assets resulting from operations	10,076,571	13,088,131	26,847,038	10,516,143	22,654,986	150,936,695	205,558	5,619,548
Capital transactions:
Transfers of net premiums	716,142	4,729,492	727,507	2,310,164	2,067,799	20,121,722	2,544,255	220,217
Transfers due to death benefits	(1,117,071)	(3,683,940)	(1,282,798)	(484,185)	(2,558,237)	(11,972,879)	(994,075)	(198,501)
Transfers due to annuity benefit payments	(165,432)	-	(356,137)	-	-	(1,204)	(1,056)	(32,493)
Transfers due to withdrawal of funds	(11,750,323)	(12,385,939)	(18,806,807)	(5,892,370)	(40,070,052)	(251,481,590)	(12,408,635)	(2,616,545)
Transfers due to loans, net of repayments	6,141	-	10,050	-	48,070	-	-	3,727
Transfers due to cost of insurance	(85,290)	(185,476)	(359,684)	(128,547)	(1,683,226)	(8,323,040)	1,176	(28,032)
Transfers due to contingent deferred sales charges	(1,696)	-	(1,641)	-	(6)	-	-	(425)
Transfers due to net charge (credit) to annuitant mortality fluctuation	69,386	-	80,256	-	-	39	456	5,350
Transfers between Sub-Accounts and to/from General Account	(2,033,563)	(1,195,561)	(7,776,411)	(1,902,830)	(813,556)	(13,709,208)	405,291	(1,034,472)
Net increase (decrease) in net assets resulting from capital transactions	(14,361,706)	(12,721,424)	(27,765,665)	(6,097,768)	(43,009,208)	(265,366,160)	(10,452,588)	(3,681,174)
Total increase (decrease)	(4,285,135)	366,707	(918,627)	4,418,375	(20,354,222)	(114,429,465)	(10,247,030)	1,938,374
NET ASSETS, at beginning of the year	89,949,266	117,785,877	133,181,143	51,269,948	235,097,461	1,575,429,932	44,272,880	27,259,529
NET ASSETS, at end of the year	$85,664,131	$118,152,584	$132,262,516	$55,688,323	$214,743,239	$1,461,000,467	$34,025,850	$29,197,903

See Notes to Financial Statements.

F-50

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Special Situations Sub-Account	MML Strategic Emerging Markets Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)
Investment income
Dividends	$79,307	$-	$-	$53,636	$1,031,577	$239,776	$-	$-
Expenses
Mortality and expense risk fees and administrative charges	368,139	1,152,960	409,807	358,422	1,298,025	344,801	10,851	201,067
Net Investment income (loss)	(288,832)	(1,152,960)	(409,807)	(304,786)	(266,448)	(105,025)	(10,851)	(201,067)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,362,781	4,426,498	561,431	264,461	3,092,227	575,022	69,795	655,317
Realized gain distribution	1,781,357	13,843,401	5,524,202	1,809,070	-	-	254,680	3,274,119
Realized gain (loss)	3,144,138	18,269,899	6,085,633	2,073,531	3,092,227	575,022	324,475	3,929,436
Change in net unrealized appreciation/depreciation of investments	2,415,161	(11,665,770)	(3,904,454)	4,088,928	27,606,118	6,953,903	(317,402)	(5,276,836)
Net gain (loss) on investments	5,559,299	6,604,129	2,181,179	6,162,459	30,698,345	7,528,925	7,073	(1,347,400)
Net increase (decrease) in net assets resulting from operations	5,270,467	5,451,169	1,771,372	5,857,673	30,431,897	7,423,900	(3,778)	(1,548,467)
Capital transactions:
Transfers of net premiums	2,717,382	357,005	2,493,687	1,983,657	490,349	2,555,565	100,912	1,139,754
Transfers due to death benefits	(106,481)	(769,385)	(201,864)	(324,447)	(1,027,532)	(415,034)	-	(37,527)
Transfers due to annuity benefit payments	-	(267,678)	-	-	(311,645)	-	-	-
Transfers due to withdrawal of funds	(2,915,071)	(11,470,180)	(3,228,999)	(2,345,583)	(12,673,605)	(2,405,968)	(160,408)	(1,489,271)
Transfers due to loans, net of repayments	-	3,369	-	1,557	3,442	-	-	1,100
Transfers due to cost of insurance	(13,656)	(281,054)	(41,221)	(16,155)	(305,779)	(54,941)	-	(21,671)
Transfers due to contingent deferred sales charges	-	(280)	-	-	(11)	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	54,547	-	-	77,517	-	-	-
Transfers between Sub-Accounts and to/from General Account	(8,352)	3,630,364	706,910	(816,408)	(14,959,046)	548,526	194,062	1,091,922
Net increase (decrease) in net assets resulting from capital transactions	(326,178)	(8,743,292)	(271,488)	(1,517,379)	(28,706,310)	228,148	134,566	684,307
Total increase (decrease)	4,944,289	(3,292,123)	1,499,884	4,340,294	1,725,587	7,652,048	130,788	(864,160)
NET ASSETS, at beginning of the year	25,344,927	90,992,101	31,164,764	25,549,702	97,698,172	22,292,450	950,460	16,215,171
NET ASSETS, at end of the year	$30,289,216	$87,699,978	$32,664,648	$29,889,996	$99,423,759	$29,944,498	$1,081,248	$15,351,011

See Notes to Financial Statements.

F-51

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

			PIMCO	VY®
		MML U.S.	Commodity	Clarion
	MML Total	Government	RealReturn®	Global
	Return Bond	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$770,079	$-	$343,920	$348,138
Expenses
Mortality and expense risk fees and administrative charges	586,111	1,279,568	105,660	165,605
Net Investment income (loss)	183,968	(1,279,568)	238,260	182,533
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	253,917	758	(88,335)	35,208
Realized gain distribution	2,039,232	-	-	-
Realized gain (loss)	2,293,149	758	(88,335)	35,208
Change in net unrealized appreciation/depreciation of investments	(3,808,341)	(785)	2,091,823	3,455,045
Net gain (loss) on investments	(1,515,192)	(28)	2,003,488	3,490,253
Net increase (decrease) in net assets resulting from operations	(1,331,224)	(1,279,596)	2,241,748	3,672,786
Capital transactions:
Transfers of net premiums	6,317,977	7,011,007	112,710	86,276
Transfers due to death benefits	(265,862)	(1,376,137)	(74,676)	(51,232)
Transfers due to annuity benefit payments	-	(60,710)	(22,554)	(48,580)
Transfers due to withdrawal of funds	(4,995,372)	(73,227,663)	(1,286,345)	(1,632,298)
Transfers due to loans, net of repayments	1,961	14,509	(6,276)	2,440
Transfers due to cost of insurance	3,322	(46,133)	(34,544)	(46,793)
Transfers due to contingent deferred sales charges	-	(381)	(8)	(15)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	4,850	2,317	6,571
Transfers between Sub-Accounts and to/from General Account	(314,408)	16,020,192	4,176	(936,847)
Net increase (decrease) in net assets resulting from capital transactions	747,618	(51,660,467)	(1,305,200)	(2,620,478)
Total increase (decrease)	(583,606)	(52,940,062)	936,548	1,052,308
NET ASSETS, at beginning of the year	47,980,688	143,711,817	7,627,491	12,571,760
NET ASSETS, at end of the year	$47,397,082	$90,771,755	$8,564,039	$13,624,068

See Notes to Financial Statements.

F-52

Massachusetts Mutual Variable Annuity Separate Account 4

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 4 (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on July 9, 1998. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

MassMutual maintains eleven segments within the Separate Account, they are: Panorama Premier, Panorama Passage®, MassMutual Artistry, MassMutual Transitions®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual Equity EdgeSM, MassMutual Transitions SelectSM II, MassMutual Capital Vantage® and MassMutual EnvisionSM. Seven of the ten segments within the Separate Account: Panorama Passage®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual EquityEdgeSM, MassMutual Transitions SelectSM II and MassMutual Capital Vantage® have multiple tiers. The unit values of these tiers differ based on the associated expense ratios.

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other MassMutual business.

F-53

Notes To Financial Statements (Continued)

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

For the year or period ended December 31, 2022, the Separate Account consists of ninety-nine sub-accounts which invest in the following mutual funds. All of the sub-accounts may not be available to all of the eleven segments of the Separate Account:

The sub-account listed in the first column
Sub-Accounts	invests in the fund in this column
BlackRock 60/40 Target Allocation ETF V.I. Sub-Account (Class III)	BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III)[7]
Delaware Ivy VIP Asset Strategy Sub-Account (Class II)[16]	Delaware Ivy VIP Asset Strategy Portfolio (Class II)[6,16]
Fidelity® VIP Contrafund® Sub-Account (Initial Class)	Fidelity® VIP Contrafund® Portfolio (Initial Class)[1]
Fidelity® VIP Contrafund® Sub-Account (Service Class II)	Fidelity® VIP Contrafund® Portfolio (Service Class II)[1]
Fidelity® VIP Healthcare Sub-Account[20]	Fidelity® VIP Healthcare Fund[1,20]
Fidelity® VIP Real Estate Sub-Account[20]	Fidelity® VIP Real Estate Fund[1,20]
Fidelity® VIP Strategic Income Sub-Account[20]	Fidelity® VIP Strategic Income Fund[1,20]
Invesco Oppenheimer V.I. International Growth Sub-Account (Series I)	Invesco Oppenheimer V.I. International Growth Fund (Series I)[3]
Invesco Oppenheimer V.I. International Growth Sub-Account (Series II)	Invesco Oppenheimer V.I. International Growth Fund (Series II)[3]
Invesco V.I. Capital Appreciation Sub-Account (Series I)[8]	Invesco V.I. Capital Appreciation Fund (Series I)[3,8]
Invesco V.I. Capital Appreciation Sub-Account (Series II)[8]	Invesco V.I. Capital Appreciation Fund (Series II)[3,8]
Invesco V.I. Conservative Balanced Sub-Account (Series I)[9]	Invesco V.I. Conservative Balanced Fund (Series I)[3,9]
Invesco V.I. Conservative Balanced Sub-Account (Series II)[9]	Invesco V.I. Conservative Balanced Fund (Series II)[3,9]
Invesco V.I. Core Plus Bond Sub-Account[10]	Invesco V.I. Core Plus Bond Fund[3,10,22]
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series I)[11]	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)[3,11]
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series II)[11]	Invesco V.I. Discovery Mid Cap Growth Fund (Series II)[3,11]
Invesco V.I. Diversified Dividend Sub-Account (Series I)	Invesco V.I. Diversified Dividend Fund (Series I)[3]
Invesco V.I. Diversified Dividend Sub-Account (Series II)	Invesco V.I. Diversified Dividend Fund (Series II)[3]
Invesco V.I. Global Sub-Account (Series I)[12]	Invesco V.I. Global Fund (Series I)[3,12]
Invesco V.I. Global Sub-Account (Series II)[12]	Invesco V.I. Global Fund (Series II)[3,12]
Invesco V.I. Global Strategic Income Sub-Account (Series I)[13]	Invesco V.I. Global Strategic Income Fund (Series I)[3,13]
Invesco V.I. Global Strategic Income Sub-Account (Series II)[13]	Invesco V.I. Global Strategic Income Fund (Series II)[3,13]
Invesco V.I. Health Care Sub-Account (Series I)	Invesco V.I. Health Care Fund (Series I)[3]
Invesco V.I. Health Care Sub-Account (Series II)	Invesco V.I. Health Care Fund (Series II)[3]
Invesco V.I. Main Street Sub-Account (Series I)[14]	Invesco V.I. Main Street Fund® (Series I)[3,14]
Invesco V.I. Main Street Sub-Account (Series II)[14]	Invesco V.I. Main Street Fund® (Series II)[3,14]
Invesco V.I. Technology Sub-Account (Series I)	Invesco V.I. Technology Fund (Series I)[3]
Invesco V.I. Technology Sub-Account (Series II)	Invesco V.I. Technology Fund (Series II)[3]
Invesco V.I. U.S. Government Money Sub-Account[15]	Invesco V.I. U.S. Government Money Fund[3,15]
Janus Henderson Global Technology and Innovation Sub-Account[20]	Janus Henderson Global Technology and Innovation Fund[20,23]
MML Aggressive Allocation Sub-Account (Initial Class)	MML Aggressive Allocation Fund (Initial Class)[4]
MML Aggressive Allocation Sub-Account (Service Class)	MML Aggressive Allocation Fund (Service Class)[4]
MML American Funds Core Allocation Sub-Account	MML American Funds Core Allocation Fund[4]
MML American Funds Growth Sub-Account	MML American Funds Growth Fund[4]
MML American Funds International Sub-Account	MML American Funds International Fund[4,21]
MML Balanced Allocation Sub-Account (Initial Class)	MML Balanced Allocation Fund (Initial Class) [4]
F-54

Notes To Financial Statements (Continued)

MML Balanced Allocation Sub-Account (Service Class)	MML Balanced Allocation Fund (Service Class) [4]
MML Blend Sub-Account (Initial Class)	MML Blend Fund (Initial Class)[4]
MML Blend Sub-Account (Service Class)	MML Blend Fund (Service Class)[4]
MML Blue Chip Growth Sub-Account (Initial Class)	MML Blue Chip Growth Fund (Initial Class)[4]
MML Blue Chip Growth Sub-Account (Service Class)	MML Blue Chip Growth Fund (Service Class)[4]
MML Conservative Allocation Sub-Account (Initial Class)	MML Conservative Allocation Fund (Initial Class)[4]
MML Conservative Allocation Sub-Account (Service Class)	MML Conservative Allocation Fund (Service Class)[4]
MML Dynamic Bond Sub-Account (Service Class I)	MML Dynamic Bond Fund (Service Class I)[4]
MML Equity Sub-Account (Initial Class)	MML Equity Fund (Initial Class)[4]
MML Equity Sub-Account (Service Class)	MML Equity Fund (Service Class)[4]
MML Equity Income Sub-Account (Initial Class)	MML Equity Income Fund (Initial Class)[4]
MML Equity Income Sub-Account (Service Class)	MML Equity Income Fund (Service Class)[4]
MML Equity Index Sub-Account (Class I)	MML Equity Index Fund (Class I)[4]
MML Equity Index Sub-Account (Service Class I)	MML Equity Index Fund (Service Class I)[4]
MML Equity Momentum Sub-Account (Service Class I)	MML Equity Momentum Fund (Service Class I)[4,21]
MML Equity Rotation Sub-Account (Service Class I)	MML Equity Rotation Fund (Service Class I)[4]
MML Focused Equity Sub-Account	MML Focused Equity Fund (Initial Class)[4]
MML Foreign Sub-Account (Initial Class)	MML Foreign Fund (Initial Class)[4]
MML Foreign Sub-Account (Service Class)	MML Foreign Fund (Service Class)[4]
MML Fundamental Equity Sub-Account	MML Fundamental Equity Fund (Initial Class)[4]
MML Fundamental Value Sub-Account	MML Fundamental Value Fund (Initial Class)[4]
MML Global Sub-Account (Class I)	MML Global Fund (Class I)[4]
MML Global Sub-Account (Class II)	MML Global Fund (Class II)[4]
MML Global Sub-Account (Service Class I)	MML Global Fund (Service Class I)[4]
MML Growth Allocation Sub-Account (Initial Class)	MML Growth Allocation Fund (Initial Class)[4]
MML Growth Allocation Sub-Account (Service Class)	MML Growth Allocation Fund (Service Class)[4]
MML High Yield Sub-Account	MML High Yield Fund[4]
MML Income & Growth Sub-Account (Initial Class)	MML Income & Growth Fund (Initial Class)[4]
MML Income & Growth Sub-Account (Service Class)	MML Income & Growth Fund (Service Class)[4]
MML Inflation-Protected and Income Sub-Account (Initial Class)	MML Inflation-Protected and Income Fund (Initial Class)[4]
MML Inflation-Protected and Income Sub-Account (Service Class)	MML Inflation-Protected and Income Fund (Service Class)[4]
MML International Equity Sub-Account	MML International Equity Fund[4]
MML iShares 60/40 Allocation Sub-Account[20]	MML iShares 60/40 Allocation Fund[4,20]
MML iShares 80/20 Allocation Sub-Account[20]	MML iShares 80/20 Allocation Fund[4,20]
MML Large Cap Growth Sub-Account (Initial Class)	MML Large Cap Growth Fund (Initial Class)[4]
MML Large Cap Growth Sub-Account (Service Class)	MML Large Cap Growth Fund (Service Class)[4]
MML Managed Bond Sub-Account (Initial Class)	MML Managed Bond Fund (Initial Class)[4]
MML Managed Bond Sub-Account (Service Class)	MML Managed Bond Fund (Service Class)[4]
MML Managed Volatility Sub-Account (Initial Class)	MML Managed Volatility Fund (Initial Class)[4]
MML Managed Volatility Sub-Account (Service Class)	MML Managed Volatility Fund (Service Class)[4]
MML Mid Cap Growth Sub-Account (Initial Class)	MML Mid Cap Growth Fund (Initial Class)[4]
MML Mid Cap Growth Sub-Account (Service Class)	MML Mid Cap Growth Fund (Service Class)[4]
MML Mid Cap Value Sub-Account (Initial Class)	MML Mid Cap Value Fund (Initial Class)[4]
MML Mid Cap Value Sub-Account (Service Class)	MML Mid Cap Value Fund (Service Class)[4]
MML Moderate Allocation Sub-Account (Initial Class)	MML Moderate Allocation Fund (Initial Class)[4]
MML Moderate Allocation Sub-Account (Service Class)	MML Moderate Allocation Fund (Service Class)[4]
F-55

Notes To Financial Statements (Continued)

MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund[4]
MML Small Cap Equity Sub-Account (Initial Class)	MML Small Cap Equity Fund (Initial Class)[4]
MML Small Cap Equity Sub-Account (Service Class)	MML Small Cap Equity Fund (Service Class)[4]
MML Small Cap Growth Equity Sub-Account (Initial Class)	MML Small Cap Growth Equity Fund (Initial Class)[4]
MML Small Cap Growth Equity Sub-Account (Service Class)	MML Small Cap Growth Equity Fund (Service Class)[4]
MML Small Company Value Sub-Account	MML Small Company Value Fund[4]
MML Small/Mid Cap Value Sub-Account (Initial Class)	MML Small/Mid Cap Value Fund (Initial Class)[4]
MML Small/Mid Cap Value Sub-Account (Service Class)	MML Small/Mid Cap Value Fund (Service Class)[4]
MML Special Situations Sub-Account (Service Class I)	MML Special Situations Fund (Service Class I)[4,21]
MML Strategic Emerging Markets Sub-Account (Service Class I)	MML Strategic Emerging Markets Fund (Service Class I)[4]
MML Sustainable Equity Sub-Account (Initial Class)[17]	MML Sustainable Equity Fund (Initial Class)[4,17]
MML Sustainable Equity Sub-Account (Service Class)[18]	MML Sustainable Equity Fund (Service Class)[4,18]
MML Total Return Bond Sub-Account	MML Total Return Bond Fund[4]
MML U.S. Government Money Market Sub-Account	MML U.S. Government Money Market Fund[4]
PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO CommodityRealReturn® Strategy Portfolio[5]
PIMCO Income Sub-Account[20]	PIMCO Income Fund[5,20]
VY® CBRE Global Real Estate Sub-Account[19]	VY® CBRE Global Real Estate Fund[2,19]

In addition to the ninety-nine sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MassMutual’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1]Fidelity Management & Research Company LLC is the investment adviser to this Portfolio.
[2]Voya Investments, LLC is the investment adviser to this Portfolio.
[3]Invesco Advisers, Inc. is the investment adviser to this Fund.
4MML Investment Advisers, LLC is the investment adviser to this Fund.
[5]Pacific Investment Management Company LLC is the investment adviser to this Portfolio.
[6]Delaware Management Company, a series of Macquarie Investment Management Business Trust, is the investment adviser to this Portfolio.
[7]BlackRock Advisors, LLC is the investment adviser for this Fund.
[8]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Capital Appreciation Sub-Account/Fund.
[9]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Conservative Balanced Sub-Account/Fund.
[10]After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond Fund in exchange of 1 share of Invesco V.I Core Bond Fund. As a result of the underlying fund merger, the subaccount name changed from Invesco V.I. Core Bond to Invesco V.I. Core Plus Bond.
[11]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account/Fund.
[12]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Global Sub-Account/Fund.
[13]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Global Strategic Income Sub-Account/Fund.
[14]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Main Street Sub-Account/Fund®.
[15]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Government Money Sub-Account/Fund.
[16]Prior to July 1, 2021, known as Delaware Ivy VIP Asset Strategy Sub-Account/Fund.
[17]Prior to April 29, 2022, known as MML Growth & Income Sub-Account/Fund (Initial Class).
[18]Prior to April 29, 2022, known as MML Growth & Income Sub-Account/Fund (Service Class).
[19]Prior to May 1, 2022, known as VY® Clarion Global Real Estate Sub-Account/Fund.
[20]This Sub-Account/Fund became available to the Separate Account as an investment option on February 28, 2022.
[21]Effective November 4, 2022, this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on November 4, 2022 was automatically transferred to the MML U.S. Government Money Market Sub-Account.
[22]This Sub-Account/Fund became available to the Separate Account as an investment option on April 29, 2022.
[23]Janus Henderson Investors US, LLC is the investment adviser to this Fund.
F-56

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account Massachusetts Mutual Variable Annuity Separate Account 4 follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each sub-account are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying investment funds.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the participants may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to MassMutual, thereby decreasing both the investments and net assets of the Separate Account by an equal amount. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

F-57

Notes To Financial Statements (Continued)

G.	Annuitant Mortality Fluctuation

The Separate Account contributes to an Annuitant Mortality Fluctuation Fund (AMFF) reserve maintained by MassMutual as required by regulatory authorities to provide for mortality losses incurred. The AMFF reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust the AMFF reserve which is held in the Separate Account. Net transfers from the Separate Account to MassMutual totaled $1,031,370 and $1,453,935 for the years ended December 31, 2022 and 2021, respectively. The AMFF reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The AMFF reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table, except for the MassMutual RetireEase Select SM Segment which uses the Annuity 2000 table.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2022. There have been no transfers between levels for the year ended December 31, 2022.

5.	RELATED PARTY TRANSACTIONS
A.	Sales Agreements

The contracts currently being offered are sold by both registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (“MSD”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MSD serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry

F-58

Notes To Financial Statements (Continued)

Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to MassMutual

Certain fees such as mortality and expense risk fees are charges paid between the General Account and Separate Account. The General Account is not registered as an investment company under the 1940 Act.

F-59

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for each of the years or periods in the two-year period ended December 31, 2022 were as follows:

	BlackRock	Delaware					Fidelity®	Invesco
	60/40 Target	Ivy VIP	Fidelity®	Fidelity®	Fidelity®	Fidelity®	VIP	Oppenheimer V.I.
	Allocation	Asset	VIP	VIP	VIP	VIP	Strategic	International
	ETF V.I.	Strategy	Contrafund®	Contrafund®	Healthcare	Real Estate	Income	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Class II)	(Initial Class)	(Service Class 2)				(Series I)
2022
Cost of purchases	$2,554,902	$1,954,988	$19,530,330	$26,001,389	$466,103	$196,967	$222,268	$5,484,471
Proceeds from sales	(1,532,645)	(1,398,464)	(27,667,404)	(28,841,489)	(20,092)	(12,874)	(11,301)	(2,122,186)

	Invesco Oppenheimer V.I. International Growth	Invesco V.I. Capital Appreciation	Invesco V.I. Capital Appreciation	Invesco V.I. Conservative Balanced	Invesco V.I. Conservative Balanced	Invesco V.I. Core Plus Bond	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)		(Series I)	(Series II)
2022 (Continued)
Cost of purchases	$6,848,332	$51,714,769	$3,351,030	$568,390	$4,349	$61,719	$33,352,710	$10,410,476
Proceeds from sales	(3,604,668)	(18,815,019)	(2,414,713)	(551,694)	(1,719)	(108,656)	(15,136,294)	(3,456,290)

	Invesco V.I. Diversified Dividend	Invesco V.I. Diversified Dividend	Invesco V.I. Global	Invesco V.I. Global	Invesco V.I. Global Strategic Income	Invesco V.I. Global Strategic Income	Invesco V.I. Health Care	Invesco V.I. Health Care
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
2022 (Continued)
Cost of purchases	$1,070,403	$2,427,901	$36,265,118	$14,735,294	$1,462,361	$1,661,279	$1,724,667	$1,973,266
Proceeds from sales	(635,538)	(2,625,659)	(18,294,943)	(8,573,412)	(22,958,183)	(9,385,500)	(1,333,797)	(2,072,156)

	Invesco V.I. Main Street	Invesco V.I. Main Street	Invesco V.I. Technology	Invesco V.I. Technology	Invesco V.I. U.S. Government Money	Janus Henderson Global Technology and Innovation	MML Aggressive Allocation	MML Aggressive Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)			(Initial Class)	(Service Class)
2022 (Continued)
Cost of purchases	$11,880,801	$9,213,436	$2,972,065	$3,686,465	$1,799,306	$308,876	$6,616,890	$15,694,788
Proceeds from sales	(3,231,854)	(3,069,684)	(1,086,351)	(1,695,172)	(911,914)	(7,182)	(6,372,038)	(14,242,336)
F-60

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML American Funds Core Allocation	MML American Funds Growth	MML American Funds International	MML Balanced Allocation	MML Balanced Allocation	MML Blend	MML Blend	MML Blue Chip Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
				(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
2022 (Continued)
Cost of purchases	$89,150,126	$67,760,877	$11,432,359	$9,445,043	$43,519,050	$3,384,137	$20,536,198	$10,250,701
Proceeds from sales	(125,972,442)	(29,766,249)	(45,881,582)	(11,530,443)	(54,716,996)	(8,178,825)	(22,781,897)	(6,428,670)

	MML Blue Chip Growth	MML Conservative Allocation	MML Conservative Allocation	MML Dynamic Bond	MML Equity	MML Equity	MML Equity Income	MML Equity Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
2022 (Continued)
Cost of purchases	$37,056,942	$12,533,107	$54,734,471	$2,054,803	$4,223,062	$15,041,650	$20,682,784	$19,972,536
Proceeds from sales	(16,962,130)	(11,026,002)	(60,085,271)	(1,337,379)	(3,007,175)	(16,216,399)	(30,299,903)	(14,179,879)

	MML	MML	MML	MML	MML			MML
	Equity	Equity	Equity	Equity	Focused	MML	MML	Fundamental
	Index	Index	Momentum	Rotation	Equity	Foreign	Foreign	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)		(Initial Class)	(Service Class)
2022 (Continued)
Cost of purchases	$3,242,008	$3,436,157	$204,346	$394,392	$6,176,006	$15,634,948	$3,384,898	$6,445,554
Proceeds from sales	(4,539,481)	(9,390,034)	(2,082,896)	(440,874)	(3,812,436)	(16,120,202)	(892,376)	(3,169,846)

	MML				MML	MML		MML
	Fundamental	MML	MML	MML	Growth	Growth	MML	Income
	Value	Global	Global	Global	Allocation	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)		(Initial Class)
2022 (Continued)
Cost of purchases	$9,587,638	$3,032,074	$2,793,891	$15,971,617	$46,352,243	$104,254,279	$6,534,691	$3,482,994
Proceeds from sales	(4,509,080)	(430,278)	(323,025)	(2,149,574)	(39,876,876)	(83,485,586)	(8,478,491)	(2,983,621)

F-61

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		MML	MML
	MML	Inflation-	Inflation-	MML	MML	MML	MML	MML
	Income	Protected	Protected	International	iShares 60/40	iShares 80/20	Large Cap	Large Cap
	& Growth	and Income	and Income	Equity	Allocation	Allocation	Growth	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)				(Initial Class)	(Service Class)
2022 (Continued)
Cost of purchases	$6,170,988	$12,921,559	$13,137,631	$2,360,905	$6,124,696	$21,027,372	$1,653,896	$3,773,297
Proceeds from sales	(5,339,118)	(25,284,905)	(11,080,559)	(1,220,916)	(687,112)	(1,138,800)	(2,085,471)	(2,489,083)

	MML Managed Bond	MML Managed Bond	MML Managed Volatility	MML Managed Volatility	MML Mid Cap Growth	MML Mid Cap Growth	MML Mid Cap Value	MML Mid Cap Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
2022 (Continued)
Cost of purchases	$6,084,626	$14,274,715	$1,114,622	$1,577,667	$19,859,720	$33,163,456	$30,331,014	$19,179,135
Proceeds from sales	(18,263,237)	(42,351,971)	(17,529,263)	(5,151,220)	(8,512,086)	(12,452,152)	(27,522,781)	(9,903,303)

	MML Moderate Allocation	MML Moderate Allocation	MML Short-Duration Bond	MML Small Cap Equity	MML Small Cap Equity	MML Small Cap Growth Equity	MML Small Cap Growth Equity	MML Small Company Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
2022 (Continued)
Cost of purchases	$25,447,152	$159,930,784	$7,020,660	$3,259,130	$4,921,625	$24,985,559	$9,904,791	$15,923,749
Proceeds from sales	(26,004,262)	(221,794,394)	(8,076,198)	(3,501,051)	(3,616,982)	(12,597,778)	(4,310,658)	(3,460,791)

	MML Small/Mid Cap Value	MML Small/Mid Cap Value	MML Special Situations	MML Strategic Emerging Markets	MML Sustainable Equity	MML Sustainable Equity	MML Total Return Bond	MML U.S. Government Money Market
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)
2022 (Continued)
Cost of purchases	$24,794,452	$9,057,098	$84,719	$5,875,571	10,274,803	9,959,031	3,866,228	96,739,029
Proceeds from sales	(13,733,662)	(3,540,318)	(803,058)	(1,824,764)	(7,928,875)	(6,105,886)	(8,045,100)	(56,206,203)

F-62

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	PIMCO		VY®
	Commodity		CBRE
	RealReturn®	PIMCO	Global
	Strategy	Income	Real Estate
	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)
Cost of purchases	$5,833,550	$854,640	$1,511,554
Proceeds from sales	(3,883,899)	(8,450)	(1,794,455)

F-63

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	BlackRock 60/40 Target Allocation ETF V.I.	Delaware Ivy VIP Asset Strategy	Fidelity® VIP Contrafund®	Fidelity® VIP Contrafund®	Invesco Oppenheimer V.I. International Growth	Invesco Oppenheimer V.I. International Growth	Invesco V.I. Capital Appreciation	Invesco V.I. Capital Appreciation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)		(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)
2021
Cost of purchases	$10,271,456	$2,337,178	$35,814,155	$54,790,090	$3,834,229	$3,349,344	$1,111,258	$13,197,683
Proceeds from sales	(579,305)	(2,035,650)	(52,581,503)	(34,432,830)	(3,866,414)	(6,951,153)	(2,824,975)	(37,574,421)

	Invesco V.I. Conservative Balanced	Invesco V.I. Conservative Balanced	Invesco V.I. Core Bond	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Diversified Dividend	Invesco V.I. Diversified Dividend	Invesco V.I. Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)		(Series II)	(Series I)	(Series I)	(Series II)	(Series II)
2021 (Continued)
Cost of purchases	$3,660	$562,974	$127,033	$9,517,987	$15,068,854	$693,835	$802,653	$7,790,725
Proceeds from sales	(27,310)	(893,264)	(217,803)	(5,101,156)	(23,592,430)	(2,982,808)	(2,052,332)	(13,116,231)

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Income	Income	Health Care	Health Care	Main Street	Main Street	Technology
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series I)	(Series II)	(Series II)	(Series I)	(Series I)
2021 (Continued)
Cost of purchases	$14,565,193	$9,423,614	$25,720,456	$1,692,100	$1,888,644	$3,999,973	$2,906,100	$1,593,935
Proceeds from sales	(32,110,098)	(8,661,781)	(24,624,758)	(1,722,900)	(2,644,411)	(3,160,976)	(4,980,873)	(1,623,543)

	Invesco V.I. Technology	Invesco V.I. U.S. Government Money	MML Aggressive Allocation	MML Aggressive Allocation	MML American Funds Core Allocation	MML American Funds Growth	MML American Funds International	MML Balanced Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)		(Initial Class)	(Service Class)				(Initial Class)
2021 (Continued)
Cost of purchases	$2,544,777	$862,040	$3,894,860	$11,258,621	$56,654,367	$41,897,495	$9,422,167	$9,194,151
Proceeds from sales	(3,337,928)	(1,896,820)	(4,726,353)	(19,572,868)	(146,103,637)	(46,773,974)	(8,711,241)	(17,607,591)
F-64

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML			MML	MML	MML	MML	MML
	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative	Conservative	Dynamic
	Allocation	Blend	Blend	Growth	Growth	Allocation	Allocation	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)
2021 (Continued)
Cost of purchases	$31,995,982	$22,362,686	$77,713,326	$8,665,815	$33,821,649	$12,519,020	$46,095,745	$2,844,616
Proceeds from sales	(61,857,135)	(9,268,259)	(16,659,759)	(10,121,084)	(20,141,575)	(25,822,287)	(83,382,472)	(1,240,336)

					MML	MML	MML	MML
	MML	MML	MML	MML	Equity	Equity	Equity	Equity
	Equity	Equity	Equity Income	Equity Income	Index	Index	Momentum	Rotation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)
2021 (Continued)
Cost of purchases	$1,879,089	$7,493,309	$10,452,792	$8,069,967	$3,684,272	$3,561,811	$933,323	$947,373
Proceeds from sales	(3,795,463)	(22,118,736)	(34,331,845)	(18,283,528)	(5,383,915)	(10,454,822)	(564,869)	(340,040)

	MML			MML	MML
	Focused	MML	MML	Fundamental	Fundamental	MML	MML	MML
	Equity	Foreign	Foreign	Equity	Value	Global	Global	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
2021 (Continued)
Cost of purchases	$3,460,285	$8,670,638	$561,335	$4,868,570	$4,611,152	$554,744	$3,484,083	$553,497
Proceeds from sales	(3,022,289)	(23,078,478)	(1,652,596)	(3,109,374)	(3,125,224)	(935,262)	(3,223,704)	(376,195)

MML
	MML	MML	MML	MML		MML	MML	Inflation-
	Growth	Growth	Growth	Growth	MML	Income	Income	Protected
	& Income	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
2021 (Continued)
Cost of purchases	$5,116,796	$9,240,565	$30,338,548	$56,662,800	$10,130,531	$711,332	$2,513,538	$22,498,543
Proceeds from sales	(15,334,154)	(7,616,142)	(78,848,862)	(140,005,620)	(4,198,652)	(3,927,718)	(4,228,254)	(23,591,523)

F-65

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML
	Inflation-	MML	MML	MML	MML	MML	MML	MML
	Protected	International	Large Cap	Large Cap	Managed	Managed	Managed	Managed
	and Income	Equity	Growth	Growth	Bond	Bond	Volatility	Volatility
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
2021 (Continued)
Cost of purchases	$16,193,051	$1,861,211	$1,999,945	$5,674,982	$16,817,263	$42,903,661	$5,777,813	$1,300,534
Proceeds from sales	(8,228,037)	(1,143,541)	(3,106,761)	(3,512,946)	(19,223,089)	(44,801,843)	(17,552,228)	(4,870,897)

	MML Mid Cap Growth	MML Mid Cap Growth	MML Mid Cap Value	MML Mid Cap Value	MML Moderate Allocation	MML Moderate Allocation	MML Short-Duration Bond	MML Small Cap Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
2021 (Continued)
Cost of purchases	$18,693,511	$29,777,246	$8,432,487	$4,435,611	$16,038,358	$89,954,019	$7,558,324	$2,783,335
Proceeds from sales	(16,762,496)	(18,705,381)	(32,960,556)	(9,257,145)	(50,913,319)	(302,224,803)	(17,395,874)	(4,916,076)

	MML Small Cap Equity	MML Small Cap Growth Equity	MML Small Cap Growth Equity	MML Small Company Value	MML Small/Mid Cap Value	MML Small/Mid Cap Value	MML Special Situations	MML Strategic Emerging Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)
2021 (Continued)
Cost of purchases	$6,186,809	$21,373,989	$9,724,813	$5,479,756	$2,943,580	$6,836,384	$592,440	$6,054,097
Proceeds from sales	(5,020,458)	(17,426,900)	(4,881,908)	(5,492,852)	(31,915,931)	(6,713,262)	(214,045)	(2,296,766)

	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
2021 (Continued)
Cost of purchases	$12,021,445	$39,643,123	$1,526,209	$813,627
Proceeds from sales	(9,050,631)	(92,579,635)	(2,593,173)	(3,251,542)

F-66

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for each of the years or periods in the two-year period ended December 31, 2022 were as follows:

	BlackRock 60/40 Target Allocation ETF V.I.	Delaware Ivy VIP Asset Strategy	Fidelity® VIP Contrafund®	Fidelity® VIP Contrafund®	Fidelity® VIP Healthcare	Fidelity® VIP Real Estate	Fidelity® VIP Strategic Income	Invesco Oppenheimer V.I. International Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022	(Class III)	(Class II)	(Initial Class)	(Service Class 2)				(Series I)
Units purchased	152,856	73,114	34,154	686,645	44,996	18,312	23,316	10,582
Units withdrawn	(98,603)	(74,617)	(440,309)	(734,089)	(565)	(447)	(221)	(64,507)
Units transferred between Sub-Accounts and to/from the General Account	6,886	(6,556)	95,731	(55,817)	(711)	618	(939)	41,614
Net increase (decrease)	61,139	(8,059)	(310,424)	(103,261)	43,720	18,483	22,156	(12,311)

	Invesco Oppenheimer V.I. International Growth	Invesco V.I. Capital Appreciation	Invesco V.I. Capital Appreciation	Invesco V.I. Conservative Balanced	Invesco V.I. Conservative Balanced	Invesco V.I. Core Plus Bond	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)		(Series I)	(Series II)
Units purchased	93,064	18,373	3,541	677	-	1	18,077	124,521
Units withdrawn	(144,381)	(442,453)	(45,930)	(23,495)	(72)	(6,068)	(254,499)	(121,461)
Units transferred between Sub-Accounts and to/from the General Account	71,350	214,029	(18,303)	(983)	-	-	169,868	3,169
Net increase (decrease)	20,033	(210,051)	(60,692)	(23,801)	(72)	(6,067)	(66,554)	6,229

	Invesco V.I. Diversified Dividend	Invesco V.I. Diversified Dividend	Invesco V.I. Global	Invesco V.I. Global	Invesco V.I. Global Strategic Income	Invesco V.I. Global Strategic Income	Invesco V.I. Health Care	Invesco V.I. Health Care
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
Units purchased	6,148	15,727	30,143	180,669	57,854	118,867	4,307	4,249
Units withdrawn	(26,249)	(152,663)	(426,707)	(296,147)	(984,562)	(480,763)	(26,210)	(42,235)
Units transferred between Sub-Accounts and to/from the General Account	6,676	24,658	335,751	50,656	(393,513)	(173,900)	1,163	487
Net increase (decrease)	(13,425)	(112,278)	(60,813)	(64,822)	(1,320,221)	(535,796)	(20,740)	(37,499)

	Invesco V.I. Main Street	Invesco V.I. Main Street	Invesco V.I. Technology	Invesco V.I. Technology	Invesco V.I. U.S. Government Money	Janus Henderson Global Technology and Innovation	MML Aggressive Allocation	MML Aggressive Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)	(Series I)	(Series II)	(Series I)	(Series II)			(Initial Class)	(Service Class)
Units purchased	5,152	50,874	8,978	1,801	11,506	31,947	23,284	129,010
Units withdrawn	(69,988)	(126,294)	(23,639)	(30,404)	(62,143)	(71)	(192,927)	(600,472)
Units transferred between Sub-Accounts and to/from the General Account	(12,632)	(3,300)	7,982	(3,904)	136,254	478	2,321	(39,388)
Net increase (decrease)	(77,468)	(78,720)	(6,679)	(32,507)	85,617	32,354	(167,322)	(510,850)

F-67

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML American Funds Core Allocation	MML American Funds Growth	MML American Funds International	MML Balanced Allocation	MML Balanced Allocation	MML Blend	MML Blend	MML Blue Chip Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)				(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Units purchased	1,114,004	715,509	127,178	29,189	846,081	14,990	945,670	7,673
Units withdrawn	(5,602,776)	(679,293)	(1,348,898)	(462,914)	(2,937,773)	(204,107)	(1,038,676)	(87,727)
Units transferred between Sub-Accounts and to/from the General Account	(153,891)	63,034	(2,353,997)	(23,163)	(197,548)	(12,556)	(32,115)	10,704
Net increase (decrease)	(4,642,663)	99,250	(3,575,717)	(456,888)	(2,289,240)	(201,673)	(125,121)	(69,350)

	MML	MML	MML	MML
	Blue Chip	Conservative	Conservative	Dynamic	MML	MML	MML	MML
	Growth	Allocation	Allocation	Bond	Equity	Equity	Equity Income	Equity Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	548,850	38,166	980,597	164,011	10,151	177,319	26,269	348,570
Units withdrawn	(503,617)	(447,243)	(2,914,844)	(119,337)	(72,894)	(573,117)	(488,623)	(427,388)
Units transferred between Sub-Accounts and to/from the General Account	(21,438)	126,959	(9,780)	1,654	14,150	(30,849)	(371,358)	(33,877)
Net increase (decrease)	23,795	(282,118)	(1,944,027)	46,328	(48,593)	(426,647)	(833,712)	(112,695)

	MML	MML	MML	MML	MML			MML
	Equity	Equity	Equity	Equity	Focused	MML	MML	Fundamental
	Index	Index	Momentum	Rotation	Equity	Foreign	Foreign	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)		(Initial Class)	(Service Class)
Units purchased	11,884	3,458	11,626	12,779	184,710	34,703	19,766	134,427
Units withdrawn	(92,681)	(165,521)	(104,587)	(20,346)	(135,861)	(769,869)	(56,860)	(125,640)
Units transferred between Sub-Accounts and to/from the General Account	(7,610)	(47,195)	(3,501)	(92)	21,419	218,756	169,222	11,135
Net increase (decrease)	(88,407)	(209,258)	(96,462)	(7,659)	70,268	(516,410)	132,128	19,922

	MML				MML	MML		MML
	Fundamental	MML	MML	MML	Growth	Growth	MML	Income
	Value	Global	Global	Global	Allocation	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)		(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)		(Initial Class)
Units purchased	257,437	1,165	3,590	183,965	143,855	922,206	206,954	8,622
Units withdrawn	(228,858)	(14,931)	(13,729)	(90,431)	(1,377,086)	(3,757,620)	(484,610)	(56,409)
Units transferred between Sub-Accounts and to/from the General Account	68,965	10,873	9,276	125,904	(290,695)	176,942	(13,060)	(18,186)
Net increase (decrease)	97,544	(2,893)	(863)	219,438	(1,523,926)	(2,658,472)	(290,716)	(65,973)

F-68

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		MML	MML
	MML	Inflation-	Inflation-	MML	MML	MML	MML	MML
	Income	Protected	Protected	International	iShares 60/40	iShares 80/20	Large Cap	Large Cap
	& Growth	and Income	and Income	Equity	Allocation	Allocation	Growth	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)	(Service Class)	(Initial Class)	(Service Class)				(Initial Class)	(Service Class)
Units purchased	134,010	52,107	568,183	143,411	576,599	2,122,312	4,996	98,725
Units withdrawn	(193,861)	(1,024,030)	(647,479)	(95,824)	(5,638)	(19,543)	(38,376)	(100,898)
Units transferred between Sub-Accounts and to/from the General Account	(27,744)	(484,883)	(17,061)	32,409	-	110	(9,148)	(2,947)
Net increase (decrease)	(87,595)	(1,456,806)	(96,357)	79,996	570,961	2,102,879	(42,528)	(5,120)

	MML Managed Bond	MML Managed Bond	MML Managed Volatility	MML Managed Volatility	MML Mid Cap Growth	MML Mid Cap Growth	MML Mid Cap Value	MML Mid Cap Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	41,586	434,662	23,371	104,191	8,802	248,065	16,627	281,466
Units withdrawn	(780,898)	(2,443,028)	(503,517)	(237,883)	(111,618)	(412,031)	(305,889)	(311,590)
Units transferred between Sub-Accounts and to/from the General Account	(206,887)	(367,493)	(392,433)	(57,577)	(7,543)	17,663	(293,398)	(12,265)
Net increase (decrease)	(946,199)	(2,375,859)	(872,579)	(191,269)	(110,359)	(146,303)	(582,660)	(42,389)

	MML Moderate Allocation	MML Moderate Allocation	MML Short-Duration Bond	MML Small Cap Equity	MML Small Cap Equity	MML Small Cap Growth Equity	MML Small Cap Growth Equity	MML Small Company Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	41,762	1,299,748	206,961	3,803	59,648	40,428	70,240	77,190
Units withdrawn	(1,110,602)	(11,029,528)	(687,131)	(61,546)	(135,008)	(194,640)	(131,357)	(131,363)
Units transferred between Sub-Accounts and to/from the General Account	21,347	(505,738)	322,828	(16,364)	18,204	35,390	(8,574)	11,056
Net increase (decrease)	(1,047,493)	(10,235,518)	(157,342)	(74,107)	(57,156)	(118,822)	(69,691)	(43,117)

				MML
	MML	MML	MML	Strategic	MML	MML		MML U.S.
	Small/Mid Cap	Small/Mid Cap	Special	Emerging	Sustainable	Sustainable	MML Total	Government
	Value	Value	Situations	Markets	Equity	Equity	Return Bond	Money Market
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)
Units purchased	17,619	105,501	4,075	109,057	11,173	101,663	281,935	4,210,643
Units withdrawn	(303,018)	(142,035)	(61,180)	(109,641)	(147,384)	(223,387)	(570,562)	(5,021,648)
Units transferred between Sub-Accounts and to/from the General Account	(47,784)	(2,530)	-	(12,719)	(25,354)	(11,107)	(97,868)	5,196,805
Net increase (decrease)	(333,183)	(39,064)	(57,105)	(13,303)	(161,565)	(132,831)	(386,495)	4,385,800

F-69

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	PIMCO		VY®
	Commodity		CBRE
	RealReturn®	PIMCO	Global
	Strategy	Income	Real Estate
	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)
Units purchased	19,908	90,359	8,221
Units withdrawn	(190,221)	(261)	(74,763)
Units transferred between Sub-Accounts and to/from the General Account	162,183	(461)	4,924
Net increase (decrease)	(8,130)	89,637	(61,618)
F-70

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	BlackRock 60/40 Target Allocation ETF V.I.	Delaware Ivy VIP Asset Strategy	Fidelity® VIP Contrafund®	Fidelity® VIP Contrafund®	Invesco Oppenheimer V.I. International Growth	Invesco Oppenheimer V.I. International Growth	Invesco V.I. Capital Appreciation	Invesco V.I. Capital Appreciation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021	(Class III)		(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)
Units purchased	561,827	56,446	40,054	1,006,369	68,370	8,150	6,030	20,774
Units withdrawn	(30,177)	(100,389)	(617,066)	(785,529)	(128,560)	(155,272)	(52,989)	(550,173)
Units transferred between Sub-Accounts and to/from the General Account	-	(19,188)	(229,919)	(66,422)	13,395	(24,634)	(8,032)	(207,130)
Net increase (decrease)	531,650	(63,131)	(806,931)	154,418	(46,795)	(171,757)	(54,992)	(736,528)

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Conservative	Conservative	Core	Discovery	Discovery	Diversified	Diversified	Invesco V.I.
	Balanced	Balanced	Bond	Mid Cap Growth	Mid Cap Growth	Dividend	Dividend	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)	(Series II)	(Series I)		(Series II)	(Series I)	(Series I)	(Series II)	(Series II)
Units purchased	-	689	15	194,012	16,086	5,862	3,071	166,178
Units withdrawn	(1,735)	(37,377)	(9,830)	(144,921)	(313,520)	(174,059)	(136,527)	(326,852)
Units transferred between Sub-Accounts and to/from the General Account	-	233	(721)	9,938	(82,903)	15,656	29,188	(27,396)
Net increase (decrease)	(1,735)	(36,454)	(10,535)	59,028	(380,336)	(152,542)	(104,268)	(188,070)

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Income	Income	Health Care	Health Care	Main Street	Main Street	Technology
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)	(Series I)	(Series II)	(Series I)	(Series I)	(Series II)	(Series II)	(Series I)	(Series I)
Units purchased	32,976	249,101	52,296	3,784	7,907	124,736	8,436	10,309
Units withdrawn	(475,169)	(456,253)	(1,243,841)	(34,417)	(53,563)	(88,508)	(80,111)	(36,210)
Units transferred between Sub-Accounts and to/from the General Account	(91,100)	189,459	1,015,492	3,605	(7,065)	(8,114)	(36,292)	5,421
Net increase (decrease)	(533,293)	(17,692)	(176,053)	(27,029)	(52,722)	28,114	(107,966)	(20,480)

	Invesco V.I. Technology	Invesco V.I. U.S. Government Money	MML Aggressive Allocation	MML Aggressive Allocation	MML American Funds Core Allocation	MML American Funds Growth	MML American Funds International	MML Balanced Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)	(Series II)		(Initial Class)	(Service Class)				(Initial Class)
Units purchased	5,603	10,597	37,967	336,752	1,386,502	885,198	339,388	55,589
Units withdrawn	(37,477)	(147,854)	(80,931)	(737,278)	(6,164,472)	(877,015)	(448,027)	(784,240)
Units transferred between Sub-Accounts and to/from the General Account	(5,690)	45,351	(48,808)	(73,053)	(355,559)	(139,562)	187,475	178,620
Net increase (decrease)	(37,564)	(91,906)	(91,773)	(473,578)	(5,133,529)	(131,379)	78,836	(550,031)

F-71

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML			MML	MML	MML	MML	MML
	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative	Conservative	Dynamic
	Allocation	Blend	Blend	Growth	Growth	Allocation	Allocation	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)
Units purchased	1,080,042	22,409	1,162,857	7,552	479,743	62,300	1,036,389	213,188
Units withdrawn	(3,073,258)	(242,149)	(618,336)	(94,688)	(411,878)	(891,839)	(4,184,161)	(103,903)
Units transferred between Sub-Accounts and to/from the General Account	(22,222)	73,011	30,325	(27,398)	(15,244)	6,955	612,197	7,619
Net increase (decrease)	(2,015,438)	(146,729)	574,846	(114,535)	52,620	(822,584)	(2,535,575)	116,904

					MML	MML	MML	MML
	MML	MML	MML	MML	Equity	Equity	Equity	Equity
	Equity	Equity	Equity Income	Equity Income	Index	Index	Momentum	Rotation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Service Class I)
Units purchased	9,135	332,566	27,065	239,615	17,134	4,799	13,249	11,554
Units withdrawn	(67,875)	(586,355)	(623,850)	(479,996)	(70,935)	(163,640)	(26,599)	(14,589)
Units transferred between Sub-Accounts and to/from the General Account	(10,129)	(209,333)	(350,842)	(157,395)	(38,816)	(59,125)	(131)	16
Net increase (decrease)	(68,870)	(463,121)	(947,626)	(397,775)	(92,617)	(217,966)	(13,481)	(3,019)

	MML			MML	MML
	Focused	MML	MML	Fundamental	Fundamental	MML	MML	MML
	Equity	Foreign	Foreign	Equity	Value	Global	Global	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
Units purchased	81,249	40,740	24,795	105,639	215,380	2,410	76,530	3,641
Units withdrawn	(102,137)	(948,535)	(80,396)	(106,946)	(142,709)	(25,399)	(95,885)	(12,187)
Units transferred between Sub-Accounts and to/from the General Account	5,057	3,246	(8,711)	10,382	23,586	(7,070)	(16,082)	(2,541)
Net increase (decrease)	(15,831)	(904,548)	(64,312)	9,075	96,256	(30,059)	(35,437)	(11,087)

								MML
	MML	MML	MML	MML		MML	MML	Inflation-
	Growth	Growth	Growth	Growth	MML	Income	Income	Protected
	& Income	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
Units purchased	9,322	247,797	206,630	814,470	376,523	8,804	110,249	47,080
Units withdrawn	(280,422)	(211,727)	(2,990,900)	(5,774,169)	(178,477)	(88,149)	(167,685)	(1,269,463)
Units transferred between Sub-Accounts and to/from the General Account	(60,700)	(36,627)	(133,999)	(365,107)	27,784	(36,654)	(13,382)	552,579
Net increase (decrease)	(331,800)	(557)	(2,918,268)	(5,324,807)	225,830	(115,999)	(70,818)	(669,805)

F-72

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML
	Inflation-	MML	MML	MML	MML	MML	MML	MML
	Protected	International	Large Cap	Large Cap	Managed	Managed	Managed	Managed
	and Income	Equity	Growth	Growth	Bond	Bond	Volatility	Volatility
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	632,372	105,126	5,731	117,797	50,357	1,290,457	31,477	70,501
Units withdrawn	(510,963)	(77,000)	(57,884)	(113,578)	(984,984)	(2,568,713)	(735,198)	(243,788)
Units transferred between Sub-Accounts and to/from the General Account	269,387	30,415	(11,474)	8,230	570,732	854,880	103,020	(5,816)
Net increase (decrease)	390,796	58,541	(63,627)	12,450	(363,895)	(423,376)	(600,702)	(179,103)

					MML	MML	MML	MML
	MML	MML	MML	MML	Moderate	Moderate	Short-Duration	Small Cap
	Mid Cap Growth	Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Units purchased	14,177	206,794	19,923	137,773	100,005	1,394,607	519,516	5,252
Units withdrawn	(191,477)	(471,774)	(507,609)	(255,289)	(2,131,446)	(13,964,763)	(1,478,323)	(64,992)
Units transferred between Sub-Accounts and to/from the General Account	(30,800)	(23,449)	(199,782)	(38,631)	(34,763)	(667,018)	(3,485)	(23,994)
Net increase (decrease)	(208,100)	(288,429)	(687,467)	(156,147)	(2,066,204)	(13,237,175)	(962,291)	(83,734)

								MML
	MML	MML	MML	MML	MML	MML	MML	Strategic
	Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Special	Emerging
	Equity	Growth Equity	Growth Equity	Company Value	Value	Value	Situations	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)
Units purchased	184,098	8,565	136,766	171,296	17,121	315,664	16,537	103,922
Units withdrawn	(158,401)	(234,423)	(119,433)	(208,107)	(421,463)	(189,163)	(1,950)	(114,917)
Units transferred between Sub-Accounts and to/from the General Account	2,981	65,795	6,464	2,707	(454,284)	(26,828)	(7,874)	55,287
Net increase (decrease)	28,679	(160,064)	23,796	(34,104)	(858,626)	99,673	6,713	44,293

			PIMCO	VY®
		MML U.S.	Commodity	Clarion
	MML Total	Government	RealReturn®	Global
	Return Bond	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (Continued)
Units purchased	717,399	1,574,683	18,448	5,399
Units withdrawn	(545,448)	(9,298,623)	(221,953)	(100,469)
Units transferred between Sub-Accounts and to/from the General Account	(90,218)	1,953,316	(2,062)	(51,369)
Net increase (decrease)	81,733	(5,770,624)	(205,567)	(146,439)
F-73

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

	A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years or periods in the five-year period ended December 31, 2022 follows:

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
BlackRock 60/40 Target Allocation ETF V.I. Sub-Account (Class III)
2022	1,196,331	$12.97	to	$13.74	$16,425,190	1.90%	1.00%	to	1.80%	(16.55)%	to	(15.88)%
2021	1,135,192	15.55	to	16.33	18,530,683	2.15	1.00	to	1.80	9.71	to	10.59
2020	603,542	14.17	to	14.77	8,908,234	1.89	1.00	to	1.80	12.31	to	13.21
2019	274,313	12.62	to	13.05	3,575,830	4.15	1.00	to	1.80	19.06	to	20.02
2018	96,720	10.60	to	10.87	1,051,057	0.87	1.00	to	1.80	(6.88)	to	(6.13)
Delaware Ivy VIP Asset Strategy Sub-Account (Class II) [4]
2022	833,323	11.85	to	12.77	10,874,142	1.57	1.00	to	3.10	(17.34)	to	(15.59)
2021	841,382	14.34	to	15.13	13,346,595	1.55	1.00	to	3.10	7.07	to	9.34
2020	904,514	13.39	to	13.84	13,270,558	2.02	1.00	to	3.10	10.40	to	12.74
2019	943,855	12.13	to	12.27	12,403,360	2.13	1.00	to	3.10	18.06	to	20.57
2018	1,008,997	10.18	to	10.27	11,123,858	1.88	1.00	to	3.10	(8.34)	to	(6.39)
Fidelity® VIP Contrafund® Sub-Account (Initial Class)
2022	3,876,930	31.70	to	50.39	168,304,213	0.49	0.95	to	2.60	(28.20)	to	(27.01)
2021	4,187,353	44.15	to	69.04	250,765,962	0.06	0.95	to	2.60	24.56	to	26.63
2020	4,994,284	35.45	to	54.52	237,247,151	0.24	0.95	to	2.60	27.22	to	29.33
2019	6,319,467	27.86	to	42.16	232,111,397	0.45	0.95	to	2.60	28.20	to	30.33
2018	7,486,410	21.73	to	32.34	212,143,084	0.68	0.95	to	2.60	(8.79)	to	(7.27)
Fidelity® VIP Contrafund® Sub-Account (Service Class 2)
2022	8,378,070	18.15	to	28.95	191,667,565	0.26	1.00	to	3.10	(28.73)	to	(27.22)
2021	8,481,331	24.94	to	40.62	279,055,343	0.03	1.00	to	3.10	23.62	to	26.24
2020	8,326,913	19.76	to	32.86	229,257,699	0.08	1.00	to	3.10	26.26	to	28.94
2019	8,336,046	15.32	to	26.03	191,552,509	0.22	1.00	to	3.10	27.27	to	29.97
2018	7,820,910	11.79	to	20.45	150,211,346	0.45	1.00	to	3.10	(9.51)	to	(7.57)
Fidelity® VIP Healthcare Sub-Account
2022	43,720	-	-	10.22	447,027	-	1.00	to	3.10	-	-	-
Fidelity® VIP Real Estate Sub-Account
2022	18,483	-	-	8.24	152,225	1.70	1.00	to	3.10	-	-	-
Fidelity® VIP Strategic Income Sub-Account
2022	22,156	-	-	9.08	201,143	6.33	0.95	to	3.10	-	-	-
Invesco Oppenheimer V.I. International Growth Sub-Account (Series I)
2022	845,645	18.01	to	27.01	20,298,479	-	0.95	to	2.60	(29.00)	to	(27.82)
2021	857,957	25.37	to	37.42	28,738,025	-	0.95	to	2.60	7.39	to	9.18
2020	1,029,713	23.62	to	34.27	32,043,570	0.93	0.95	to	2.60	18.38	to	20.35
2019	1,267,445	19.95	to	28.48	32,768,962	1.05	0.95	to	2.60	25.30	to	27.39
2018	1,469,329	15.92	to	22.36	30,045,032	0.86	0.95	to	2.60	(21.50)	to	(20.18)
Invesco Oppenheimer V.I. International Growth Sub-Account (Series II)
2022	1,163,026	11.24	to	16.48	18,848,749	-	1.00	to	3.10	(29.39)	to	(27.89)
2021	1,142,992	15.59	to	23.33	26,049,458	-	1.00	to	3.10	6.76	to	9.02
2020	1,189,787	14.30	to	21.85	25,837,159	0.62	1.00	to	3.10	17.35	to	19.84
2019	1,376,480	11.94	to	18.62	26,966,589	0.71	1.00	to	3.10	24.05	to	26.68
2018	1,433,614	9.42	to	15.01	23,629,838	0.60	1.00	to	3.10	(22.02)	to	(20.36)
Invesco V.I. Capital Appreciation Sub-Account (Series I)[4]
2022	3,385,941	22.76	to	33.47	103,556,439	-	0.95	to	2.60	(32.56)	to	(31.44)
2021	3,595,992	33.75	to	48.81	161,466,451	-	0.95	to	2.60	19.42	to	21.41
2020	4,332,520	28.26	to	40.20	160,848,549	-	0.95	to	2.60	33.08	to	35.30
2019	5,846,107	21.24	to	29.72	161,347,994	0.06	0.95	to	2.60	32.70	to	34.91
2018	7,333,024	16.00	to	22.03	150,727,803	0.33	0.95	to	2.60	(8.16)	to	(6.63)
F-74

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Capital Appreciation Sub-Account (Series II)[4]
2022	250,907	$20.79	to	$31.36	$7,405,869	-%	1.15%	to	3.10%	(33.07)%	to	(31.75)%
2021	311,599	31.06	to	45.94	13,493,003	-	1.15	to	3.10	18.55	to	20.88
2020	366,591	26.20	to	38.01	13,216,783	-	1.15	to	3.10	32.08	to	34.68
2019	481,175	19.83	to	28.22	12,888,583	-	1.15	to	3.10	31.70	to	34.29
2018	553,449	15.06	to	21.01	11,026,041	-	1.15	to	3.10	(8.84)	to	(7.04)
Invesco V.I. Conservative Balanced Sub-Account (Series I)[4]
2022	316,912	11.44	to	18.18	5,338,477	1.36	0.95	to	2.60	(18.99)	to	(17.64)
2021	340,713	14.13	to	22.07	6,987,321	1.47	0.95	to	2.60	7.79	to	9.59
2020	377,168	13.10	to	20.14	7,060,991	2.07	0.95	to	2.60	11.91	to	13.77
2019	417,214	11.71	to	17.70	6,873,042	2.24	0.95	to	2.60	14.50	to	16.40
2018	473,310	10.23	to	15.21	6,725,065	1.97	0.95	to	2.60	(7.77)	to	(6.22)
Invesco V.I. Conservative Balanced Sub-Account (Series II)[4]
2022	2,970	11.07	to	15.29	45,427	1.15	1.15	to	2.80	(19.19)	to	(17.97)
2021	3,042	13.69	to	18.64	56,716	0.99	1.15	to	2.80	7.41	to	9.04
2020	4,777	12.75	to	17.10	76,534	1.88	1.15	to	2.65	11.59	to	13.28
2019	5,079	11.42	to	15.09	71,711	2.00	1.15	to	2.65	14.15	to	15.88
2018	5,419	10.01	to	13.03	66,010	1.73	1.15	to	2.65	(8.02)	to	(6.62)
Invesco V.I. Core Plus Bond Sub-Account[5]
2022	103,980	-	-	13.65	1,419,773	1.93	-	-	1.40	-	-	(15.22)
2021	110,047	-	-	16.11	1,772,416	2.05	-	-	1.40	-	-	(3.02)
2020	120,583	-	-	16.61	2,002,482	3.09	-	-	1.40	-	-	8.18
2019	129,518	-	-	15.35	1,988,167	3.32	-	-	1.40	-	-	8.00
2018	145,829	-	-	14.21	2,072,652	3.33	-	-	1.40	-	-	(2.41)
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series I)[4]
2022	2,145,143	26.33	to	37.84	69,315,183	-	0.95	to	2.60	(32.75)	to	(31.63)
2021	2,211,697	39.15	to	55.35	105,647,787	-	0.95	to	2.60	16.04	to	17.97
2020	2,592,033	33.74	to	46.92	106,383,035	0.04	0.95	to	2.60	37.08	to	39.36
2019	3,582,421	24.61	to	33.67	106,476,690	-	0.95	to	2.60	35.79	to	38.05
2018	4,535,962	18.13	to	24.39	99,470,922	-	0.95	to	2.60	(8.51)	to	(6.98)
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series II)
2022	1,133,228	18.26	to	24.03	22,846,294	-	1.00	to	3.10	(33.23)	to	(31.82)
2021	1,126,999	26.78	to	35.99	34,332,308	-	1.00	to	3.10	15.17	to	17.61
2020	1,067,971	22.77	to	31.25	28,338,933	-	1.00	to	3.10	35.96	to	38.85
2019	875,114	16.40	to	22.99	18,022,291	-	1.00	to	3.10	34.77	to	37.63
2018	672,955	11.92	to	17.06	11,178,908	-	1.00	to	3.10	(9.18)	to	(7.24)
Invesco V.I. Diversified Dividend Sub-Account (Series I)
2022	317,837	10.04	to	15.82	4,603,701	1.89	0.95	to	2.60	(4.20)	to	(2.61)
2021	331,261	10.48	to	16.24	4,919,882	1.76	0.95	to	2.60	15.84	to	17.77
2020	483,803	9.04	to	13.79	6,302,426	3.18	0.95	to	2.60	(2.43)	to	(0.81)
2019	517,444	9.27	to	13.91	6,771,474	2.90	0.95	to	2.60	21.88	to	23.91
2018	590,254	7.60	to	11.22	6,260,165	2.36	0.95	to	2.60	(9.96)	to	(8.45)
Invesco V.I. Diversified Dividend Sub-Account (Series II)[4]
2022	728,781	9.19	to	13.97	9,489,706	1.58	1.15	to	3.10	(4.91)	to	(3.04)
2021	841,059	9.66	to	14.40	11,345,055	1.94	1.15	to	3.10	14.98	to	17.24
2020	945,327	8.40	to	12.29	10,939,473	2.70	1.15	to	3.10	(3.18)	to	(1.28)
2019	1,203,871	8.68	to	12.44	14,181,904	2.53	1.15	to	3.10	20.97	to	23.35
2018	1,568,171	7.17	to	10.09	14,983,575	2.15	1.15	to	3.10	(10.64)	to	(8.87)

F-75

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Global Sub-Account (Series I)[4]
2022	3,633,296	$22.54	to	$36.14	$115,923,743	-%	0.95%	to	2.60%	(33.52)%	to	(32.41)%
2021	3,694,110	33.90	to	53.48	176,055,227	-	0.95	to	2.60	12.53	to	14.40
2020	4,227,403	30.13	to	46.75	176,607,524	0.67	0.95	to	2.60	24.36	to	26.43
2019	5,325,923	24.23	to	36.97	176,050,964	0.89	0.95	to	2.60	28.41	to	30.54
2018	6,335,935	18.87	to	28.32	161,039,139	0.99	0.95	to	2.60	(15.42)	to	(14.01)

Invesco V.I. Global Sub-Account (Series II)[4]
2022	2,506,424	14.03	to	20.58	49,427,513	-	1.00	to	3.10	(34.01)	to	(32.61)
2021	2,571,246	20.81	to	31.19	77,475,203	-	1.00	to	3.10	11.66	to	14.02
2020	2,759,316	18.25	to	27.94	75,781,828	0.44	1.00	to	3.10	23.45	to	26.07
2019	3,054,222	14.48	to	22.63	69,852,655	0.64	1.00	to	3.10	27.44	to	30.15
2018	3,122,101	11.13	to	17.76	58,317,027	0.76	1.00	to	3.10	(16.05)	to	(14.26)

Invesco V.I. Global Strategic Income Sub-Account (Series I)[4]
2022	6,982,530	11.36	to	18.99	105,617,322	-	0.95	to	2.60	(13.73)	to	(12.30)
2021	8,302,751	13.17	to	21.66	143,423,120	4.69	0.95	to	2.60	(5.89)	to	(4.33)
2020	8,478,804	13.99	to	22.64	154,124,943	5.81	0.95	to	2.60	0.75	to	2.42
2019	9,820,494	13.89	to	22.10	174,837,228	3.80	0.95	to	2.60	7.96	to	9.76
2018	10,593,916	12.86	to	20.14	173,249,673	4.84	0.95	to	2.60	(6.86)	to	(5.31)

Invesco V.I. Global Strategic Income Sub-Account (Series II)
2022	3,523,347	9.46	to	10.36	42,908,119	-	1.00	to	3.10	(14.40)	to	(12.59)
2021	4,059,143	10.83	to	12.11	57,328,981	4.29	1.00	to	3.10	(6.51)	to	(4.52)
2020	4,076,835	11.34	to	12.95	61,117,704	5.16	1.00	to	3.10	(0.15)	to	1.97
2019	4,957,887	11.12	to	12.97	74,928,822	3.39	1.00	to	3.10	7.23	to	9.51
2018	4,974,238	10.16	to	12.10	70,206,556	4.56	1.00	to	3.10	(7.47)	to	(5.49)

Invesco V.I. Health Care Sub-Account (Series I)[4]
2022	261,340	25.20	to	38.61	8,993,115	-	0.95	to	2.60	(15.54)	to	(14.14)
2021	282,080	29.83	to	44.97	11,396,798	0.20	0.95	to	2.60	9.42	to	11.24
2020	309,109	27.26	to	40.42	11,325,826	0.31	0.95	to	2.60	11.52	to	13.38
2019	355,234	24.45	to	35.65	11,544,579	0.04	0.95	to	2.60	29.10	to	31.25
2018	389,202	18.94	to	27.16	9,685,524	-	0.95	to	2.60	(1.70)	to	(0.05)

Invesco V.I. Health Care Sub-Account (Series II)
2022	260,608	23.02	to	35.28	8,644,331	-	1.15	to	3.10	(16.17)	to	(14.52)
2021	298,106	27.46	to	41.27	11,700,675	-	1.15	to	3.10	8.62	to	10.76
2020	350,828	25.28	to	37.26	12,414,240	0.09	1.15	to	3.10	10.71	to	12.89
2019	424,441	22.83	to	33.00	13,391,320	-	1.15	to	3.10	28.15	to	30.67
2018	487,410	17.82	to	25.26	11,728,521	-	1.15	to	3.10	(2.47)	to	(0.54)

Invesco V.I. Main Street Sub-Account (Series I)[4]
2022	862,445	24.21	to	35.60	26,861,840	1.45	0.95	to	2.60	(22.18)	to	(20.89)
2021	939,913	31.10	to	45.00	37,181,449	0.70	0.95	to	2.60	24.30	to	26.36
2020	1,047,878	25.02	to	35.61	33,044,884	1.49	0.95	to	2.60	11.02	to	12.87
2019	1,159,288	22.54	to	31.55	32,594,095	1.06	0.95	to	2.60	28.69	to	30.83
2018	1,342,344	17.52	to	24.12	28,990,577	1.17	0.95	to	2.60	(10.26)	to	(8.76)

Invesco V.I. Main Street Sub-Account (Series II)
2022	990,269	16.76	to	22.12	18,959,328	1.09	1.00	to	3.10	(22.74)	to	(21.10)
2021	1,068,989	21.24	to	28.63	26,323,196	0.52	1.00	to	3.10	23.35	to	25.97
2020	1,040,875	16.86	to	23.21	21,292,780	1.17	1.00	to	3.10	10.22	to	12.56
2019	1,022,590	14.98	to	21.06	19,582,090	0.81	1.00	to	3.10	27.72	to	30.43
2018	954,458	11.49	to	16.49	14,676,353	0.90	1.00	to	3.10	(10.92)	to	(9.02)

F-76

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Technology Sub-Account (Series I)
2022	354,685	$22.62	to	$30.95	$5,414,369	-%	0.95%	to	2.60%	(41.49)%	to	(40.52)%
2021	361,364	38.66	to	52.04	9,838,777	-	0.95	to	2.60	11.47	to	13.33
2020	381,843	34.68	to	45.92	9,461,356	-	0.95	to	2.60	42.37	to	44.74
2019	409,274	24.36	to	31.73	7,407,278	-	0.95	to	2.60	32.39	to	34.59
2018	440,280	18.40	to	23.57	6,043,444	-	0.95	to	2.60	(3.02)	to	(1.40)
Invesco V.I. Technology Sub-Account (Series II)[4]
2022	203,958	20.64	to	35.84	6,511,762	-	1.15	to	3.10	(41.94)	to	(40.80)
2021	236,464	35.55	to	60.54	12,810,416	-	1.15	to	3.10	10.60	to	12.77
2020	274,028	32.15	to	53.68	13,181,326	-	1.15	to	3.10	41.35	to	44.13
2019	300,092	22.74	to	37.25	10,156,434	-	1.15	to	3.10	31.42	to	34.01
2018	377,907	17.30	to	27.79	9,565,714	-	1.15	to	3.10	(3.76)	to	(1.85)
Invesco V.I. U.S. Government Money Sub-Account
2022	651,358	7.55	to	10.35	6,701,851	1.29	0.95	to	2.60	(1.31)	to	0.33
2021	565,742	7.65	to	10.31	5,812,814	0.01	0.95	to	2.60	(2.56)	to	(0.94)
2020	657,647	7.85	to	10.41	6,847,355	0.22	0.95	to	2.60	(2.35)	to	(0.73)
2019	673,998	8.04	to	10.49	7,061,758	1.70	0.95	to	2.60	(0.90)	to	0.75
2018	749,807	8.11	to	10.41	7,836,332	1.34	0.95	to	2.60	(1.26)	to	0.39
Janus Henderson Global Technology and Innovation Sub-Account
2022	32,355	-	-	7.56	244,729	-	0.95	to	2.60	-	-	-
MML Aggressive Allocation Sub-Account (Initial Class)
2022	1,192,000	17.99	to	23.02	26,453,572	2.02	0.95	to	2.60	(18.05)	to	(16.69)
2021	1,359,322	21.95	to	27.63	36,316,920	1.25	0.95	to	2.60	13.65	to	15.54
2020	1,451,095	19.32	to	23.92	33,588,339	1.67	0.95	to	2.60	10.44	to	12.27
2019	1,821,022	17.49	to	21.30	37,508,768	1.99	0.95	to	2.60	20.75	to	22.76
2018	1,849,440	14.49	to	17.35	31,085,089	1.34	0.95	to	2.60	(10.49)	to	(8.99)
MML Aggressive Allocation Sub-Account (Service Class)
2022	3,789,915	14.63	to	16.28	68,477,846	1.81	1.00	to	3.10	(18.68)	to	(16.96)
2021	4,300,766	17.61	to	20.02	95,058,178	1.03	1.00	to	3.10	12.85	to	15.25
2020	4,774,344	15.28	to	17.74	93,600,335	1.38	1.00	to	3.10	9.63	to	11.95
2019	5,325,759	13.65	to	16.18	95,636,402	1.71	1.00	to	3.10	19.87	to	22.42
2018	5,559,658	11.15	to	13.50	83,188,210	1.17	1.00	to	3.10	(11.26)	to	(9.36)
MML American Funds Core Allocation Sub-Account
2022	39,435,747	13.93	to	14.93	692,811,278	2.13	1.00	to	3.10	(16.33)	to	(14.56)
2021	44,078,410	16.30	to	17.84	919,106,679	1.31	1.00	to	3.10	9.41	to	11.73
2020	49,211,939	14.59	to	16.31	930,308,860	1.73	1.00	to	3.10	7.99	to	10.28
2019	57,034,873	13.23	to	15.10	989,500,489	2.39	1.00	to	3.10	14.51	to	16.94
2018	63,029,364	11.31	to	13.19	944,978,070	1.71	1.00	to	3.10	(7.76)	to	(5.79)
MML American Funds Growth Sub-Account
2022	7,340,690	21.49	to	27.45	187,123,822	0.43	1.00	to	3.10	(32.42)	to	(30.98)
2021	7,241,440	31.13	to	40.62	282,628,214	-	1.00	to	3.10	17.84	to	20.34
2020	7,372,819	25.87	to	34.47	249,753,195	0.72	1.00	to	3.10	46.80	to	49.91
2019	8,104,921	17.26	to	23.48	191,745,889	0.32	1.00	to	3.10	26.25	to	28.93
2018	8,213,057	13.39	to	18.60	158,458,588	0.28	1.00	to	3.10	(3.70)	to	(1.65)

F-77

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML American Funds International Sub-Account[6]
2022	-	$-	-	$-	$-	-%	-%	-	-%	-%	-	-%
2021	3,575,717	13.26	to	14.27	57,592,722	0.13	1.00	to	3.10	(4.95)	to	(2.93)
2020	3,496,882	13.95	to	14.70	58,820,176	1.03	1.00	to	3.10	9.98	to	12.31
2019	4,069,542	12.69	to	13.09	61,510,006	2.74	1.00	to	3.10	18.58	to	21.09
2018	4,343,149	10.70	to	10.81	54,602,962	0.82	1.00	to	3.10	(16.18)	to	(14.39)
MML Balanced Allocation Sub-Account (Initial Class)
2022	3,435,716	14.07	to	18.00	58,629,976	3.59	0.95	to	2.60	(16.91)	to	(15.53)
2021	3,892,604	16.93	to	21.31	78,951,185	1.25	0.95	to	2.60	7.16	to	8.94
2020	4,442,634	15.80	to	19.56	83,010,888	2.67	0.95	to	2.60	8.09	to	9.89
2019	5,809,475	14.62	to	17.80	99,026,168	2.57	0.95	to	2.60	13.75	to	15.65
2018	6,173,598	12.85	to	15.40	91,530,192	2.29	0.95	to	2.60	(6.93)	to	(5.38)
MML Balanced Allocation Sub-Account (Service Class)
2022	18,387,696	12.34	to	12.75	267,376,596	3.34	1.00	to	3.10	(17.56)	to	(15.81)
2021	20,676,935	14.66	to	15.47	363,104,191	1.01	1.00	to	3.10	6.35	to	8.61
2020	22,692,373	13.50	to	14.54	373,173,046	2.42	1.00	to	3.10	7.27	to	9.54
2019	26,645,694	12.32	to	13.56	408,910,548	2.31	1.00	to	3.10	13.05	to	15.45
2018	28,846,215	10.67	to	11.99	391,117,726	2.07	1.00	to	3.10	(7.69)	to	(5.72)
MML Blend Sub-Account (Initial Class)
2022	1,898,554	20.84	to	31.19	51,298,275	1.35	0.95	to	2.60	(18.73)	to	(17.38)
2021	2,100,227	25.64	to	37.75	68,982,917	2.11	0.95	to	2.60	12.07	to	13.94
2020	2,246,956	22.88	to	33.14	65,024,452	-	0.95	to	2.60	9.97	to	11.80
2019	2,419,280	20.81	to	29.64	62,980,806	2.43	0.95	to	2.60	18.27	to	20.23
2018	2,604,579	17.59	to	24.65	56,577,666	2.11	0.95	to	2.60	(6.81)	to	(5.25)
MML Blend Sub-Account (Service Class)
2022	10,920,106	14.35	to	19.03	172,514,255	1.12	1.00	to	3.10	(19.34)	to	(17.63)
2021	11,045,227	17.42	to	23.60	217,290,953	1.97	1.00	to	3.10	11.24	to	13.60
2020	10,470,381	15.33	to	21.21	185,705,276	-	1.00	to	3.10	9.14	to	11.45
2019	9,995,211	13.76	to	19.44	161,858,732	2.20	1.00	to	3.10	17.38	to	19.87
2018	8,331,460	11.47	to	16.56	118,605,705	2.01	1.00	to	3.10	(7.51)	to	(5.53)
MML Blue Chip Growth Sub-Account (Initial Class)
2022	930,051	28.02	to	42.15	37,019,588	-	0.95	to	2.60	(41.05)	to	(40.07)
2021	999,401	47.54	to	70.33	66,935,027	-	0.95	to	2.60	13.35	to	15.24
2020	1,113,935	41.94	to	61.03	64,905,396	-	0.95	to	2.60	30.96	to	33.13
2019	1,289,749	32.02	to	45.84	56,366,432	-	0.95	to	2.60	26.51	to	28.62
2018	1,408,101	25.31	to	35.64	48,210,759	-	0.95	to	2.60	(0.75)	to	0.91
MML Blue Chip Growth Sub-Account (Service Class)
2022	6,290,813	15.90	to	25.60	116,156,894	-	1.00	to	3.10	(41.49)	to	(40.25)
2021	6,267,018	26.60	to	43.75	203,462,318	-	1.00	to	3.10	12.54	to	14.92
2020	6,214,398	23.15	to	38.87	181,685,317	-	1.00	to	3.10	29.91	to	32.66
2019	5,915,556	17.45	to	29.92	137,333,697	-	1.00	to	3.10	25.60	to	28.27
2018	5,069,585	13.60	to	23.82	99,468,289	-	1.00	to	3.10	(1.44)	to	0.66
MML Conservative Allocation Sub-Account (Initial Class)
2022	3,104,296	13.37	to	17.10	50,846,697	3.88	0.95	to	2.60	(16.92)	to	(15.54)
2021	3,386,413	16.09	to	20.25	65,736,943	1.18	0.95	to	2.60	5.81	to	7.57
2020	4,208,998	15.20	to	18.82	76,130,207	2.60	0.95	to	2.60	7.11	to	8.89
2019	4,480,056	14.19	to	17.29	74,794,028	2.68	0.95	to	2.60	12.24	to	14.11
2018	4,916,102	12.65	to	15.15	72,187,610	2.52	0.95	to	2.60	(5.99)	to	(4.41)

F-78

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Conservative Allocation Sub-Account (Service Class)
2022	16,606,296	$11.80	to	$12.10	$232,816,753	3.59%	1.00%	to	3.10%	(17.50)%	to	(15.75)%
2021	18,550,323	14.01	to	14.66	314,438,147	0.93	1.00	to	3.10	5.02	to	7.25
2020	21,085,898	13.06	to	13.96	338,139,060	2.48	1.00	to	3.10	6.32	to	8.58
2019	20,930,050	12.03	to	13.13	312,722,144	2.47	1.00	to	3.10	11.42	to	13.79
2018	22,812,097	10.57	to	11.79	306,155,920	2.26	1.00	to	3.10	(6.65)	to	(4.66)
MML Dynamic Bond Sub-Account (Service Class I)
2022	1,265,675	9.05	to	9.58	11,894,741	3.60	1.00	to	1.80	(15.78)	to	(15.11)
2021	1,219,346	10.74	to	11.28	13,575,976	3.53	1.00	to	1.80	(1.96)	to	(1.18)
2020	1,102,442	10.96	to	11.42	12,453,262	0.34	1.00	to	1.80	1.67	to	2.48
2019	918,215	10.78	to	11.14	10,144,350	3.42	1.00	to	1.80	6.59	to	7.45
2018	607,871	10.11	to	10.37	6,269,866	3.31	1.00	to	1.80	(2.11)	to	(1.32)
MML Equity Sub-Account (Initial Class)
2022	808,421	22.81	to	34.22	22,745,758	1.60	0.95	to	2.60	(7.09)	to	(5.55)
2021	857,014	24.55	to	36.23	25,600,018	1.66	0.95	to	2.60	26.92	to	29.03
2020	925,884	19.34	to	28.08	21,590,756	2.35	0.95	to	2.60	0.38	to	2.05
2019	1,097,055	19.27	to	27.51	25,084,965	2.04	0.95	to	2.60	22.69	to	24.73
2018	1,190,624	15.71	to	22.06	21,958,025	1.77	0.95	to	2.60	(12.32)	to	(10.85)
MML Equity Sub-Account (Service Class)
2022	3,961,989	16.94	to	20.84	87,189,234	1.35	1.00	to	3.10	(7.78)	to	(5.83)
2021	4,388,637	17.99	to	22.60	104,959,878	1.47	1.00	to	3.10	25.97	to	28.64
2020	4,851,758	13.98	to	17.94	94,339,624	2.14	1.00	to	3.10	(0.37)	to	1.75
2019	4,923,227	13.74	to	18.01	97,057,943	1.82	1.00	to	3.10	21.78	to	24.36
2018	5,016,720	11.05	to	14.79	82,975,610	1.58	1.00	to	3.10	(12.97)	to	(11.12)
MML Equity Income Sub-Account (Initial Class)
2022	3,643,121	23.18	to	34.71	112,868,269	1.68	0.95	to	2.60	(6.04)	to	(4.48)
2021	4,476,832	24.67	to	36.34	145,517,882	2.19	0.95	to	2.60	22.36	to	24.39
2020	5,424,458	20.16	to	29.21	141,959,006	2.46	0.95	to	2.60	(1.26)	to	0.38
2019	5,987,062	20.42	to	29.10	157,019,262	2.28	0.95	to	2.60	23.21	to	25.26
2018	7,063,608	16.57	to	23.23	148,592,012	1.88	0.95	to	2.60	(11.70)	to	(10.23)
MML Equity Income Sub-Account (Service Class)
2022	3,463,599	17.37	to	21.17	78,411,916	1.51	1.00	to	3.10	(6.75)	to	(4.77)
2021	3,576,293	18.24	to	22.71	88,613,015	2.04	1.00	to	3.10	21.36	to	23.93
2020	3,974,069	14.72	to	18.71	82,700,285	2.20	1.00	to	3.10	(1.92)	to	0.16
2019	4,049,182	14.69	to	19.07	86,738,940	2.07	1.00	to	3.10	22.27	to	24.86
2018	4,198,697	11.77	to	15.60	75,340,152	1.70	1.00	to	3.10	(12.37)	to	(10.50)
MML Equity Index Sub-Account (Class I)⁶
2022	855,314	27.34	to	40.56	27,821,852	1.01	0.95	to	2.60	(20.58)	to	(19.26)
2021	943,721	34.42	to	50.24	38,036,347	1.27	0.95	to	2.60	24.90	to	26.98
2020	1,036,338	27.56	to	39.57	32,974,512	1.64	0.95	to	2.60	15.03	to	16.94
2019	1,204,817	23.96	to	33.84	33,045,075	2.57	0.95	to	2.60	27.50	to	29.62
2018	1,545,569	18.79	to	26.10	32,889,678	1.51	0.95	to	2.60	(7.26)	to	(5.71)
MML Equity Index Sub-Account (Service Class I)
2022	820,581	24.97	to	37.15	29,639,746	0.78	1.15	to	3.10	(21.17)	to	(19.61)
2021	1,029,840	31.67	to	46.21	46,175,143	1.15	1.15	to	3.10	23.96	to	26.40
2020	1,247,806	25.55	to	36.56	44,360,172	1.46	1.15	to	3.10	14.14	to	16.39
2019	1,507,010	22.38	to	31.41	45,972,770	2.57	1.15	to	3.10	26.57	to	29.06
2018	1,732,277	17.68	to	24.34	40,825,319	1.36	1.15	to	3.10	(7.96)	to	(6.13)
F-79

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Equity Momentum Sub-Account (Service Class I)
2022	-	$-	-	$-	$-	-%	-%	-	-%	-%	-	-%
2021	96,460	21.35	to	22.43	2,161,734	-	1.00	to	1.80	19.43	to	20.39
2020	109,941	17.88	to	18.63	2,048,092	0.01	1.00	to	1.80	17.86	to	18.81
2019	120,799	15.17	to	15.68	1,893,686	0.68	1.00	to	1.80	35.06	to	36.14
2018	119,922	11.23	to	11.52	1,380,613	0.09	1.00	to	1.80	(18.42)	to	(17.76)
MML Equity Rotation Sub-Account (Service Class I)
2022	97,555	18.89	to	20.01	1,864,206	-	1.00	to	1.80	(15.99)	to	(15.31)
2021	105,214	22.49	to	23.63	2,484,746	0.43	1.00	to	1.80	25.72	to	26.73
2020	108,233	17.89	to	18.64	2,017,490	1.39	1.00	to	1.80	20.39	to	21.35
2019	113,361	14.86	to	15.36	1,741,305	0.19	1.00	to	1.80	14.22	to	15.14
2018	109,641	13.01	to	13.34	1,462,409	0.76	1.00	to	1.80	(10.73)	to	(10.01)
MML Focused Equity Sub-Account
2022	936,219	25.58	to	32.17	21,586,709	0.63	0.95	to	3.10	(7.91)	to	(5.91)
2021	865,951	27.78	to	34.19	22,092,990	0.92	0.95	to	3.10	18.16	to	20.73
2020	881,782	23.51	to	28.32	18,957,860	0.64	0.95	to	3.10	9.10	to	11.47
2019	887,636	21.55	to	25.41	17,679,923	0.05	0.95	to	3.10	25.77	to	28.50
2018	639,384	17.13	to	19.77	10,379,415	2.82	0.95	to	3.10	(2.11)	to	0.03
MML Foreign Sub-Account (Initial Class)
2022	5,925,578	11.66	to	17.12	89,435,726	3.71	0.95	to	2.60	(16.77)	to	(15.39)
2021	6,441,988	14.01	to	20.23	115,578,289	2.54	0.95	to	2.60	10.14	to	11.98
2020	7,346,537	12.72	to	18.07	118,344,969	3.10	0.95	to	2.60	3.21	to	4.93
2019	8,271,919	12.32	to	17.22	128,108,301	1.79	0.95	to	2.60	10.26	to	12.10
2018	8,931,698	11.18	to	15.36	124,201,591	2.25	0.95	to	2.60	(18.07)	to	(16.70)
MML Foreign Sub-Account (Service Class)
2022	652,319	10.37	to	10.65	8,823,408	3.38	1.00	to	3.10	(17.47)	to	(15.72)
2021	520,191	12.30	to	12.91	8,065,680	2.30	1.00	to	3.10	9.51	to	11.83
2020	584,504	11.00	to	11.79	8,319,183	2.84	1.00	to	3.10	2.34	to	4.52
2019	700,188	10.52	to	11.52	9,815,416	1.52	1.00	to	3.10	9.34	to	11.66
2018	725,345	9.43	to	10.53	9,327,795	2.00	1.00	to	3.10	(18.61)	to	(16.87)
MML Fundamental Equity Sub-Account
2022	909,971	23.25	to	29.24	18,740,713	0.36	0.95	to	3.10	(22.86)	to	(21.19)
2021	890,049	30.14	to	37.10	23,979,880	0.33	0.95	to	3.10	23.50	to	26.18
2020	880,974	24.41	to	29.41	19,006,450	-	0.95	to	3.10	15.94	to	18.46
2019	797,684	21.05	to	24.82	14,803,275	0.44	0.95	to	3.10	29.26	to	32.07
2018	697,122	16.29	to	18.80	9,980,256	1.16	0.95	to	3.10	(2.43)	to	(0.30)
MML Fundamental Value Sub-Account
2022	1,213,572	18.63	to	23.44	20,630,720	0.84	0.95	to	3.10	(7.92)	to	(5.92)
2021	1,116,028	20.24	to	24.91	20,520,581	1.64	0.95	to	3.10	25.73	to	28.46
2020	1,019,772	16.10	to	19.39	14,865,608	1.08	0.95	to	3.10	(0.76)	to	1.40
2019	1,016,383	16.22	to	19.12	15,050,102	1.71	0.95	to	3.10	18.75	to	21.33
2018	956,198	13.66	to	15.76	12,106,408	1.56	0.95	to	3.10	(13.31)	to	(11.41)
MML Global Sub-Account (Class I)
2022	181,481	16.87	to	23.47	4,097,127	1.46	0.95	to	2.60	(19.89)	to	(18.56)
2021	184,374	21.06	to	28.82	5,128,057	0.88	0.95	to	2.60	14.31	to	16.21
2020	214,433	18.43	to	24.80	5,164,484	1.09	0.95	to	2.60	11.09	to	12.94
2019	266,210	16.59	to	21.96	5,717,821	0.68	0.95	to	2.60	27.24	to	29.36
2018	306,197	13.04	to	16.97	5,081,523	1.12	0.95	to	2.60	(11.87)	to	(10.39)
F-80

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Global Sub-Account (Class II)
2022	244,219	$13.47	to	$17.48	$3,976,403	1.63%	1.18%	to	1.65%	(19.06)%	to	(18.68)%
2021	245,084	16.57	to	21.59	4,977,478	0.90	1.18	to	1.65	15.50	to	16.05
2020	256,171	14.28	to	18.69	4,487,312	1.05	1.18	to	1.65	12.10	to	12.63
2019	274,411	12.68	to	16.68	4,316,103	0.60	1.18	to	1.65	28.45	to	29.05
2018	255,730	9.82	to	12.98	3,127,032	1.12	1.18	to	1.65	(11.06)	to	(10.64)
MML Global Sub-Account (Service Class I)
2022	1,108,024	15.42	to	15.49	19,626,341	1.34	1.00	to	3.10	(20.50)	to	(18.81)
2021	888,586	19.00	to	19.48	19,462,328	0.76	1.00	to	3.10	13.58	to	15.99
2020	924,023	16.38	to	17.15	18,084,268	0.90	1.00	to	3.10	10.23	to	12.57
2019	944,518	14.55	to	15.56	17,104,721	0.35	1.00	to	3.10	26.30	to	28.98
2018	944,055	11.28	to	12.32	13,985,581	0.94	1.00	to	3.10	(12.61)	to	(10.74)
MML Growth Allocation Sub-Account (Initial Class)
2022	14,041,930	16.54	to	21.16	282,056,598	2.65	0.95	to	2.60	(17.47)	to	(16.10)
2021	15,565,856	20.04	to	25.22	373,971,831	1.56	0.95	to	2.60	11.40	to	13.25
2020	18,484,124	17.99	to	22.27	393,392,881	2.15	0.95	to	2.60	9.87	to	11.69
2019	26,884,888	16.37	to	19.94	514,011,956	2.27	0.95	to	2.60	18.10	to	20.06
2018	30,317,373	13.86	to	16.61	484,216,996	1.76	0.95	to	2.60	(9.31)	to	(7.79)
MML Growth Allocation Sub-Account (Service Class)
2022	31,477,349	13.81	to	14.99	583,718,812	2.38	1.00	to	3.10	(18.03)	to	(16.29)
2021	34,135,820	16.50	to	18.28	763,512,275	1.29	1.00	to	3.10	10.45	to	12.79
2020	39,460,627	14.63	to	16.55	788,648,224	1.88	1.00	to	3.10	9.04	to	11.35
2019	53,783,791	13.13	to	15.18	978,800,276	2.03	1.00	to	3.10	17.24	to	19.73
2018	59,693,993	10.97	to	12.95	915,267,296	1.53	1.00	to	3.10	(9.95)	to	(8.03)
MML High Yield Sub-Account
2022	2,829,996	13.24	to	17.38	37,488,508	7.26	0.95	to	3.10	(14.65)	to	(12.80)
2021	3,120,712	15.51	to	19.93	48,073,933	8.60	0.95	to	3.10	4.59	to	6.86
2020	2,894,882	14.83	to	18.65	42,643,144	0.02	0.95	to	3.10	2.16	to	4.38
2019	2,982,701	14.52	to	17.87	43,189,753	6.00	0.95	to	3.10	8.45	to	10.80
2018	2,669,937	13.39	to	16.13	35,992,862	6.18	0.95	to	3.10	(6.50)	to	(4.46)
MML Income & Growth Sub-Account (Initial Class)
2022	711,659	21.51	to	32.82	21,115,105	1.46	0.95	to	2.60	(2.87)	to	(1.25)
2021	777,632	22.15	to	33.24	23,466,564	1.74	0.95	to	2.60	23.03	to	25.08
2020	893,631	18.00	to	26.57	21,695,092	2.03	0.95	to	2.60	0.38	to	2.05
2019	1,014,616	17.93	to	26.04	24,198,302	1.99	0.95	to	2.60	21.24	to	23.26
2018	1,064,337	14.79	to	21.13	20,869,071	1.74	0.95	to	2.60	(13.96)	to	(12.52)
MML Income & Growth Sub-Account (Service Class)
2022	1,409,280	17.75	to	19.65	28,418,303	1.23	1.00	to	3.10	(3.62)	to	(1.58)
2021	1,496,875	18.04	to	20.39	31,561,723	1.61	1.00	to	3.10	22.10	to	24.69
2020	1,567,693	14.47	to	16.70	27,009,775	1.83	1.00	to	3.10	(0.35)	to	1.76
2019	1,681,966	14.22	to	16.76	29,439,298	1.78	1.00	to	3.10	20.35	to	22.90
2018	1,666,619	11.57	to	13.93	24,435,731	1.59	1.00	to	3.10	(14.64)	to	(12.82)
MML Inflation-Protected and Income Sub-Account (Initial Class)
2022	6,536,201	10.56	to	15.48	88,867,535	2.51	0.95	to	2.60	(15.57)	to	(14.17)
2021	7,993,007	12.51	to	18.03	126,908,902	1.07	0.95	to	2.60	3.67	to	5.39
2020	8,662,812	12.07	to	17.11	130,964,666	0.11	0.95	to	2.60	8.26	to	10.06
2019	9,934,572	11.15	to	15.54	137,121,414	2.38	0.95	to	2.60	5.53	to	7.29
2018	10,511,243	10.56	to	14.49	135,793,211	3.09	0.95	to	2.60	(3.84)	to	(2.23)
F-81

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Inflation-Protected and Income Sub-Account (Service Class)
2022	3,725,815	$9.64	to	$10.73	$43,115,577	2.41%	1.00%	to	3.10%	(16.22)%	to	(14.45)%
2021	3,822,173	11.51	to	12.54	52,995,919	0.86	1.00	to	3.10	2.88	to	5.06
2020	3,431,376	11.19	to	11.94	46,199,752	0.11	1.00	to	3.10	7.49	to	9.77
2019	3,451,539	10.41	to	10.88	43,237,327	2.22	1.00	to	3.10	4.76	to	6.98
2018	3,455,411	9.94	to	10.17	41,399,216	2.86	1.00	to	3.10	(4.57)	to	(2.53)
MML International Equity Sub-Account
2022	700,551	8.80	to	10.61	7,786,105	0.84	0.95	to	3.10	(17.93)	to	(16.15)
2021	620,555	10.73	to	12.65	8,307,912	0.50	0.95	to	3.10	8.09	to	10.44
2020	562,014	9.92	to	11.45	6,833,772	3.20	0.95	to	3.10	1.86	to	4.07
2019	571,549	9.74	to	11.01	6,643,432	1.79	0.95	to	3.10	20.55	to	23.17
2018	495,952	8.08	to	8.94	4,669,380	1.59	0.95	to	3.10	(26.38)	to	(24.77)
MML iShares 60/40 Allocation Sub-Account
2022	570,961	-	-	8.89	5,074,791	2.14	0.95	to	3.10	-	-	-
MML iShares 80/20 Allocation Sub-Account
2022	2,102,879	-	-	8.86	18,624,545	2.12	0.95	to	3.10	-	-	-
MML Large Cap Growth Sub-Account (Initial Class)
2022	386,186	23.24	to	33.90	11,258,538	-	0.95	to	2.60	(29.41)	to	(28.23)
2021	428,715	32.92	to	47.24	17,656,357	0.05	0.95	to	2.60	15.38	to	17.30
2020	492,342	28.53	to	40.27	17,478,633	0.33	0.95	to	2.60	28.40	to	30.53
2019	577,917	22.22	to	30.85	15,827,567	0.58	0.95	to	2.60	28.60	to	30.74
2018	676,794	17.28	to	23.60	14,279,402	0.63	0.95	to	2.60	(4.79)	to	(3.19)
MML Large Cap Growth Sub-Account (Service Class)
2022	973,248	17.75	to	21.21	17,964,547	-	1.00	to	3.10	(29.94)	to	(28.45)
2021	978,368	24.81	to	30.27	25,898,086	-	1.00	to	3.10	14.48	to	16.91
2020	965,919	21.22	to	26.44	22,228,571	0.17	1.00	to	3.10	27.52	to	30.22
2019	896,562	16.30	to	20.73	16,390,792	0.46	1.00	to	3.10	27.64	to	30.35
2018	716,008	12.50	to	16.24	10,587,661	0.56	1.00	to	3.10	(5.46)	to	(3.44)
MML Managed Bond Sub-Account (Initial Class)
2022	5,208,236	11.03	to	16.96	76,373,788	3.00	0.95	to	2.60	(17.19)	to	(15.81)
2021	6,154,434	13.32	to	20.15	107,430,616	3.16	0.95	to	2.60	(1.77)	to	(0.14)
2020	6,518,330	13.56	to	20.18	114,405,900	0.10	0.95	to	2.60	4.95	to	6.69
2019	7,123,945	12.92	to	18.91	117,808,474	3.67	0.95	to	2.60	6.99	to	8.77
2018	7,702,853	12.08	to	17.39	117,644,146	3.44	0.95	to	2.60	(3.01)	to	(1.38)
MML Managed Bond Sub-Account (Service Class)
2022	14,965,961	9.75	to	10.08	180,957,384	2.73	1.00	to	3.10	(17.80)	to	(16.06)
2021	17,341,820	11.61	to	12.26	253,912,380	2.96	1.00	to	3.10	(2.51)	to	(0.44)
2020	17,765,196	11.66	to	12.58	266,777,188	0.10	1.00	to	3.10	4.16	to	6.37
2019	18,130,096	10.96	to	12.07	260,703,020	3.46	1.00	to	3.10	6.19	to	8.45
2018	18,639,618	10.11	to	11.37	250,288,149	3.23	1.00	to	3.10	(3.73)	to	(1.68)
MML Managed Volatility Sub-Account (Initial Class)
2022	3,697,357	12.98	to	20.63	63,499,565	0.47	0.95	to	2.60	(14.30)	to	(12.88)
2021	4,569,936	15.15	to	23.68	90,531,793	0.97	0.95	to	2.60	8.68	to	10.49
2020	5,170,638	13.94	to	21.43	93,221,623	1.40	0.95	to	2.60	3.94	to	5.67
2019	5,894,344	13.41	to	20.28	101,210,212	1.62	0.95	to	2.60	9.03	to	10.84
2018	6,358,338	12.30	to	18.30	98,987,098	1.20	0.95	to	2.60	(7.15)	to	(5.59)

F-82

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Managed Volatility Sub-Account (Service Class)
2022	1,298,703	$11.57	to	$11.86	$19,279,858	0.19%	1.00%	to	3.10%	(14.94)%	to	(13.14)%
2021	1,489,972	13.32	to	13.94	25,981,811	0.71	1.00	to	3.10	7.87	to	10.16
2020	1,669,075	12.09	to	12.93	26,903,885	1.15	1.00	to	3.10	3.17	to	5.36
2019	1,951,793	11.48	to	12.53	30,590,858	1.37	1.00	to	3.10	8.21	to	10.51
2018	2,011,443	10.39	to	11.58	28,963,354	0.95	1.00	to	3.10	(7.84)	to	(5.88)
MML Mid Cap Growth Sub-Account (Initial Class)
2022	1,136,273	28.65	to	58.31	57,562,324	-	0.95	to	2.60	(27.03)	to	(25.82)
2021	1,246,633	39.26	to	78.60	85,664,131	-	0.95	to	2.60	10.31	to	12.14
2020	1,454,733	35.60	to	70.09	89,949,266	0.08	0.95	to	2.60	22.35	to	24.38
2019	1,710,217	29.09	to	56.35	83,592,878	0.02	0.95	to	2.60	27.93	to	30.05
2018	1,958,567	22.74	to	43.33	73,560,646	-	0.95	to	2.60	(4.70)	to	(3.10)
MML Mid Cap Growth Sub-Account (Service Class)
2022	3,733,478	16.65	to	26.04	81,046,753	-	1.00	to	3.10	(27.59)	to	(26.05)
2021	3,879,781	22.51	to	35.95	118,152,584	-	1.00	to	3.10	9.54	to	11.87
2020	4,168,210	20.12	to	32.82	117,785,877	-	1.00	to	3.10	21.43	to	24.01
2019	4,497,792	16.23	to	27.03	108,799,560	-	1.00	to	3.10	27.01	to	29.71
2018	4,459,919	12.51	to	21.28	88,937,242	-	1.00	to	3.10	(5.45)	to	(3.43)
MML Mid Cap Value Sub-Account (Initial Class)
2022	2,437,354	31.33	to	49.48	104,763,063	2.02	0.95	to	2.60	(3.86)	to	(2.26)
2021	3,020,014	32.59	to	50.63	132,262,516	1.40	0.95	to	2.60	20.15	to	22.15
2020	3,707,481	27.13	to	41.45	133,181,143	1.82	0.95	to	2.60	(0.90)	to	0.75
2019	4,044,150	27.37	to	41.14	144,980,289	1.62	0.95	to	2.60	25.82	to	27.91
2018	4,842,049	21.75	to	32.16	135,925,323	1.50	0.95	to	2.60	(15.24)	to	(13.82)
MML Mid Cap Value Sub-Account (Service Class)
2022	2,207,545	17.20	to	28.62	50,303,554	1.88	1.00	to	3.10	(4.56)	to	(2.54)
2021	2,249,934	17.65	to	29.98	55,688,323	1.25	1.00	to	3.10	19.20	to	21.72
2020	2,406,081	14.50	to	25.16	51,269,948	1.58	1.00	to	3.10	(1.62)	to	0.47
2019	2,380,279	14.43	to	25.57	53,222,998	1.44	1.00	to	3.10	24.97	to	27.62
2018	2,261,094	11.31	to	20.46	43,253,293	1.33	1.00	to	3.10	(15.97)	to	(14.18)
MML Moderate Allocation Sub-Account (Initial Class)
2022	8,783,827	15.02	to	19.21	161,103,074	3.27	0.95	to	2.60	(17.15)	to	(15.78)
2021	9,831,320	18.13	to	22.81	214,743,239	1.34	0.95	to	2.60	9.12	to	10.94
2020	11,897,524	16.61	to	20.57	235,097,461	2.55	0.95	to	2.60	7.71	to	9.50
2019	17,179,709	15.42	to	18.78	310,792,789	2.52	0.95	to	2.60	15.54	to	17.46
2018	18,831,405	13.35	to	15.99	290,920,692	2.12	0.95	to	2.60	(7.92)	to	(6.38)
MML Moderate Allocation Sub-Account (Service Class)
2022	64,409,744	12.83	to	13.60	1,044,498,635	2.96	1.00	to	3.10	(17.71)	to	(15.96)
2021	74,645,263	15.27	to	16.53	1,461,000,467	1.11	1.00	to	3.10	8.26	to	10.56
2020	87,882,437	13.81	to	15.27	1,575,429,932	2.23	1.00	to	3.10	6.80	to	9.07
2019	105,177,875	12.66	to	14.30	1,752,110,801	2.26	1.00	to	3.10	14.75	to	17.18
2018	117,630,522	10.81	to	12.46	1,689,907,038	1.88	1.00	to	3.10	(8.60)	to	(6.65)
MML Short-Duration Bond Sub-Account
2022	3,030,930	7.94	to	10.42	29,348,995	3.02	0.95	to	3.10	(10.80)	to	(8.86)
2021	3,188,272	8.90	to	11.43	34,025,850	2.93	0.95	to	3.10	(1.41)	to	0.73
2020	4,150,563	9.03	to	11.35	44,272,880	-	0.95	to	3.10	(1.75)	to	0.39
2019	3,025,222	9.19	to	11.31	32,173,643	3.11	0.95	to	3.10	0.99	to	3.19
2018	2,634,464	9.10	to	10.96	27,471,063	2.75	0.95	to	3.10	(1.82)	to	0.33
F-83

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Small Cap Equity Sub-Account (Initial Class)
2022	549,032	$25.50	to	$40.01	$21,412,816	0.71%	0.95%	to	2.60%	(18.04)%	to	(16.67)%
2021	623,139	31.11	to	48.02	29,197,903	0.44	0.95	to	2.60	19.60	to	21.59
2020	706,873	26.01	to	39.49	27,259,529	0.53	0.95	to	2.60	17.60	to	19.55
2019	831,548	22.12	to	33.03	26,710,657	0.47	0.95	to	2.60	23.22	to	25.27
2018	935,224	17.95	to	26.37	24,030,805	0.49	0.95	to	2.60	(12.51)	to	(11.04)
MML Small Cap Equity Sub-Account (Service Class)
2022	1,141,426	17.44	to	23.25	23,617,332	0.43	1.00	to	3.10	(18.65)	to	(16.92)
2021	1,198,581	20.99	to	28.58	30,289,216	0.27	1.00	to	3.10	18.71	to	21.23
2020	1,169,902	17.31	to	24.08	25,344,927	0.30	1.00	to	3.10	16.72	to	19.20
2019	1,184,188	14.53	to	20.63	22,694,629	0.26	1.00	to	3.10	22.30	to	24.89
2018	1,131,275	11.63	to	16.87	18,425,202	0.32	1.00	to	3.10	(13.16)	to	(11.31)
MML Small Cap Growth Equity Sub-Account (Initial Class)
2022	1,511,703	29.16	to	48.69	60,413,373	-	0.95	to	2.60	(25.13)	to	(23.88)
2021	1,630,525	38.94	to	63.96	87,699,978	-	0.95	to	2.60	4.55	to	6.29
2020	1,790,589	37.25	to	60.18	90,992,101	-	0.95	to	2.60	32.15	to	34.34
2019	2,488,164	28.19	to	44.79	94,744,872	-	0.95	to	2.60	30.88	to	33.06
2018	3,094,310	21.54	to	33.66	89,078,989	-	0.95	to	2.60	(7.33)	to	(5.78)
MML Small Cap Growth Equity Sub-Account (Service Class)
2022	1,026,472	17.68	to	26.63	22,649,920	-	1.00	to	3.10	(25.69)	to	(24.11)
2021	1,096,162	23.30	to	35.83	32,664,648	-	1.00	to	3.10	3.77	to	5.98
2020	1,072,366	21.98	to	34.53	31,164,764	-	1.00	to	3.10	31.16	to	33.94
2019	1,127,320	16.41	to	26.33	26,026,111	-	1.00	to	3.10	29.90	to	32.66
2018	1,008,153	12.37	to	20.27	19,280,671	-	1.00	to	3.10	(8.03)	to	(6.06)
MML Small Company Value Sub-Account
2022	1,202,832	16.51	to	26.87	23,768,684	-	1.00	to	3.10	(17.65)	to	(15.90)
2021	1,245,949	19.64	to	32.63	29,889,996	0.19	1.00	to	3.10	21.30	to	23.88
2020	1,280,052	15.85	to	26.90	25,549,702	0.06	1.00	to	3.10	5.60	to	7.84
2019	1,254,816	14.70	to	25.47	24,665,122	0.08	1.00	to	3.10	21.43	to	24.01
2018	1,140,446	11.85	to	20.98	19,022,657	0.19	1.00	to	3.10	(15.86)	to	(14.06)
MML Small/Mid Cap Value Sub-Account (Initial Class)
2022	2,306,713	23.31	to	44.60	72,429,647	1.24	0.95	to	2.60	(17.85)	to	(16.49)
2021	2,639,896	28.38	to	53.41	99,423,759	1.01	0.95	to	2.60	32.46	to	34.66
2020	3,498,522	21.43	to	39.66	97,698,172	1.10	0.95	to	2.60	1.96	to	3.66
2019	3,898,914	21.01	to	38.26	105,702,814	0.61	0.95	to	2.60	17.19	to	19.14
2018	4,387,318	17.93	to	32.11	100,384,944	0.46	0.95	to	2.60	(17.12)	to	(15.73)
MML Small/Mid Cap Value Sub-Account (Service Class)
2022	1,200,173	15.40	to	21.29	23,433,475	1.00	1.00	to	3.10	(18.46)	to	(16.73)
2021	1,239,236	18.50	to	26.11	29,944,498	0.88	1.00	to	3.10	31.51	to	34.29
2020	1,139,563	13.77	to	19.86	22,292,450	0.84	1.00	to	3.10	1.14	to	3.29
2019	1,156,012	13.34	to	19.63	23,286,750	0.39	1.00	to	3.10	16.32	to	18.78
2018	1,061,456	11.23	to	16.88	19,194,837	0.26	1.00	to	3.10	(17.73)	to	(15.97)
MML Special Situations Sub-Account (Service Class I)[6]
2022	-	-		-	-	-	-	-	-	-	-	-
2021	57,104	18.03	to	18.94	1,081,248	-	1.00	to	1.80	(0.39)	to	0.41
2020	50,391	18.10	to	18.87	950,460	0.03	1.00	to	1.80	26.93	to	27.95
2019	56,690	14.26	to	14.75	835,745	-	1.00	to	1.80	21.29	to	22.27
2018	53,278	11.76	to	12.06	642,435	0.41	1.00	to	1.80	(6.83)	to	(6.08)

F-84

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Strategic Emerging Markets Sub-Account (Service Class I)
2022	1,048,803	$7.77	to	$10.83	$10,939,529	2.95%	1.00%	to	3.10%	(29.07)%	to	(27.56)%
2021	1,062,107	10.95	to	14.95	15,351,011	-	1.00	to	3.10	(11.15)	to	(9.26)
2020	1,017,814	12.33	to	16.47	16,215,171	0.20	1.00	to	3.10	13.68	to	16.09
2019	1,150,619	10.84	to	14.19	15,739,019	0.01	1.00	to	3.10	21.36	to	23.93
2018	1,155,182	8.93	to	11.45	12,694,684	-	1.00	to	3.10	(15.28)	to	(13.47)
MML Sustainable Equity Sub_Account (Initial Class)[4]
2022	1,502,553	22.54	to	40.53	55,237,374	0.94	0.95	to	2.60	(19.14)	to	(17.80)
2021	1,664,117	27.87	to	49.30	74,572,321	0.81	0.95	to	2.60	23.88	to	25.94
2020	1,995,917	22.50	to	39.15	71,531,066	0.91	0.95	to	2.60	11.57	to	13.43
2019	2,322,666	20.17	to	34.51	73,362,599	0.94	0.95	to	2.60	28.71	to	30.85
2018	2,668,840	15.67	to	26.38	64,684,699	0.85	0.95	to	2.60	(7.65)	to	(6.10)
MML Sustainable Equity Sub Account (Service Class)[4]
2022	2,287,275	18.41	to	20.58	46,573,782	0.01	1.00	to	3.10	(0.20)	to	(0.18)
2021	2,420,106	22.46	to	25.64	60,960,010	0.01	1.00	to	3.10	0.23	to	0.26
2020	2,420,663	17.89	to	20.86	49,795,171	0.72	1.00	to	3.10	10.75	to	13.10
2019	2,471,418	15.82	to	18.83	45,996,901	0.76	1.00	to	3.10	27.79	to	30.51
2018	2,291,878	12.12	to	14.74	33,813,200	0.71	1.00	to	3.10	(8.37)	to	(6.41)
MML Total Return Bond Sub-Account
2022	3,801,490	8.01	to	10.07	35,974,681	1.32	0.95	to	3.10	(17.50)	to	(15.71)
2021	4,187,985	9.71	to	11.95	47,397,082	1.63	0.95	to	3.10	(4.51)	to	(2.44)
2020	4,106,252	10.17	to	12.25	47,980,688	3.09	0.95	to	3.10	5.28	to	7.57
2019	2,936,027	9.66	to	11.39	31,973,807	3.02	0.95	to	3.10	5.34	to	7.63
2018	2,321,318	9.17	to	10.58	23,676,108	1.76	0.95	to	3.10	(3.41)	to	(1.29)
MML U.S. Government Money Market Sub-Account
2022	14,291,056	6.82	to	9.29	131,305,870	1.38	0.95	to	3.10	(1.86)	to	0.26
2021	9,905,255	6.95	to	9.27	90,771,755	-	0.95	to	3.10	(3.05)	to	(0.95)
2020	15,675,879	7.17	to	9.36	143,711,817	0.17	0.95	to	3.10	(2.83)	to	(0.72)
2019	8,074,717	7.37	to	9.42	75,534,222	1.69	0.95	to	3.10	(1.40)	to	0.75
2018	8,285,272	7.48	to	9.35	76,764,657	1.34	0.95	to	3.10	(1.77)	to	0.37
Oppenheimer Global Multi-Alternatives Sub-Account
2022	-	-	-	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-	-	-	-
2019	2	8.54	to	9.51	-	1.11	0.95	to	3.10	2.36	to	3.08
2018	246,995	8.34	to	9.22	2,283,703	0.17	0.95	to	3.10	(6.27)	to	(4.22)
PIMCO CommodityRealReturn® Strategy Sub-Account
2022	1,187,713	5.79	to	8.10	9,095,267	21.08	0.95	to	3.10	5.36	to	7.64
2021	1,195,842	5.50	to	7.53	8,564,039	4.06	0.95	to	3.10	29.05	to	31.85
2020	1,401,409	4.26	to	5.71	7,627,491	6.33	0.95	to	3.10	(1.86)	to	0.27
2019	1,661,426	4.34	to	5.70	9,033,874	4.33	0.95	to	3.10	7.95	to	10.30
2018	1,812,893	4.02	to	5.16	8,967,304	1.98	0.95	to	3.10	(16.84)	to	(15.02)
PIMCO Income Sub-Account
2022	89,638	-	-	9.32	835,304	3.28	0.95	to	3.10	-	-	-
VY® CBRE Global Real Estate Sub-Account[4]
2022	599,231	11.61	to	16.25	9,135,382	3.01	0.95	to	3.10	(27.41)	to	(25.83)
2021	660,849	16.00	to	21.91	13,624,068	2.65	0.95	to	3.10	30.05	to	32.87
2020	807,288	12.30	to	16.49	12,571,760	5.83	0.95	to	3.10	(7.94)	to	(5.94)
2019	948,461	13.36	to	17.53	15,751,756	2.58	0.95	to	3.10	20.55	to	23.17
2018	1,049,161	11.09	to	14.23	14,174,962	5.26	0.95	to	3.10	(11.55)	to	(9.61)
F-85

Notes To Financial Statements (Continued)

[1]	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.
[2]	The expense ratios represent the annualized policy expense of the division of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
[3]	The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the related minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.
[4]	See Note 2 to the financial statements for the previous name of this Sub-Account.
[5]	After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond Fund in exchange of 1 share of Invesco V.I Core Bond Fund. As a result of the underlying fund merger, the subaccount name changed from Invesco V.I. Core Bond to Invesco V.I. Core Plus Bond. Financial highlights for the years 2018-2021 correspond to the Invesco V.I. Core Bond Sub-Account.
[6]	For the period January 1, 2022 to November 4, 2022. Effective November 4, 2022 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on November 4, 2022 was automatically transferred to the MML U.S. Government Money Market Sub-Account.
F-86

Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

	B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account. The assessment of charges is based on the actual product and additional benefits or riders purchased.

		Mortality and Expense Risk Charge*	This charge is equal, on an annual basis, to 0.80% - 1.60% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
		Administrative Charge	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
		Administrative Contract Maintenance Charge	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.
		Contingent Deferred Sales Charge/Surrender Charge	0% - 8%
This charge is assessed through the redemption of units.
		Payment Protector Charge	This charge is equal, on an annual basis, to 0.00% - 0.50% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
Additional Death Benefit Options
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.
		A. Reset Death Benefit**	0.00% - 0.20%
		B. Ratchet Death Benefit***	0.00% - 0.70%
		C. 5% roll Up Death Benefit	0.00% - 0.40%
		D. Basic Death Benefit with Combination Feature	0.00% - 0.45%
		E. Return of Purchase Payment	0.00% - 0.35%
F-87

Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

Rider Charges
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.
		A. Equalizer Benefit	0.00% - 0.50%
		B. Nursing Home Waiver	0.00% - 0.05%
		C. Earnings Enhancement Benefit	0.00% - 0.30%
		D. 10% / 20% Free Withdrawal Amount	0.00% - 0.25%
		E. 15% / 30% Free Withdrawal Amount	0.00% - 0.15%
		F. Guaranteed Minimum Income Benefit (GMIB)	0.00% - 1.50%
		G. Guaranteed Minimum Accumulation Benefit (GMAB)	0.00% - 1.40%
		H. Guaranteed Lifetime Withdrawal Benefit (GLWB)	0.00% - 1.60%

	*	The Panorama Premier segment charges its contract owners a mortality and expense risk charge equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund. Subject to state availability, certificates issued on or after September 10, 2001 will receive an increase in the certificate value allocated to the fund by 0.15% on each certificate anniversary.
	**	For Panorama Passage the charge for the Reset Death Benefit is 0.10% on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless the charge exceeds the maximum charge, in which case, the charge is the maximum charge. The maximum charge is 0.20% on an annual basis of the daily value of the certificate value allocated to the funds.
	***	The Ratchet Death Benefit is 0.25% for Panorama Passage and 0.15% for Panorama Premier on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum, in this case the charge is the maximum charge. The maximum charge is 0.35% if age 60 or less at certificate issue, 0.50% if age 61 through age 70 at certificate issue, and 0.70% if age 71 or older at certificate issue, of the certificate value allocated to the funds.

Certain contracts may offer credits which will result in the purchase of units.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 8, 2023, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-88

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

As of December 31, 2022 and 2021 and

for the years ended December 31, 2022, 2021 and 2020

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

KPMG LLP

One Financial Plaza

755 Main Street

Hartford, CT 06103

Independent Auditors’ Report

Audit Committee of the Board of Directors

Massachusetts Mutual Life Insurance Company:

Opinions

We have audited the financial statements of Massachusetts Mutual Life Insurance Company (the Company), which comprise the statutory statements of financial position as of December 31, 2022 and 2021, and the related statutory statements of operations and changes in surplus, and cash flows for the three-year period ended December 31, 2022, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for the three-year period ended December 31, 2022 in accordance with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for the three-year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

/s/ KPMG LLP

Hartford, Connecticut

March 7, 2023

3

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,	December 31,
	2022	2021
	(In Millions)
Assets:
Bonds	$136,445	$124,287
Preferred stocks	451	555
Common stocks – subsidiaries and affiliates	24,683	24,640
Common stocks – unaffiliated	1,477	1,277
Mortgage loans	24,972	26,345
Policy loans	17,054	16,120
Real estate	355	395
Partnerships and limited liability companies	12,296	12,545
Derivatives	22,032	16,379
Cash, cash equivalents and short-term investments	5,568	5,943
Other invested assets	1,865	1,286
Total invested assets	247,198	229,772
Investment income due and accrued	4,223	3,584
Federal income taxes	231	55
Net deferred income taxes	1,229	710
Other than invested assets	4,285	4,686
Total assets excluding separate accounts	257,166	238,807
Separate account assets	53,414	76,160
Total assets	$310,580	$314,967

Liabilities and Surplus:
Policyholders' reserves	$153,216	$138,269
Liabilities for deposit-type contracts	18,089	17,041
Contract claims and other benefits	701	797
Policyholders' dividends	1,927	1,828
General expenses due or accrued	1,108	1,385
Asset valuation reserve	5,674	6,414
Repurchase agreements	3,042	2,802
Commercial paper	250	250
Collateral	4,065	6,158
Derivatives	14,003	10,877
Funds held under coinsurance	21,916	19,255
Other liabilities	5,364	6,900
Total liabilities excluding separate accounts	229,355	211,976
Separate account liabilities	53,284	76,012
Total liabilities	282,639	287,988
Surplus	27,941	26,979
Total liabilities and surplus	$310,580	$314,967

See accompanying notes to statutory financial statements

4

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2022	2021	2020
	(In Millions)
Revenue:
Premium income	$23,524	$19,891	10,323
Net investment income	9,302	8,845	8,752
Fees and other income	1,139	1,253	3,726
Total revenue	33,965	29,989	22,801
Benefits, expenses and other deductions:
Policyholders' benefits	16,937	11,513	24,784
Change in policyholders' reserves	10,278	11,649	(10,003)
General insurance expenses	2,191	2,269	2,394
Commissions	1,324	1,224	1,091
State taxes, licenses and fees	310	326	275
Other deductions	677	810	1,626
Total benefits, expenses and other deductions	31,717	27,791	20,167
Net gain from operations before dividends and federal income taxes	2,248	2,198	2,634
Dividends to policyholders	1,906	1,808	1,697
Net gain from operations before federal income taxes	342	390	937
Federal income tax (benefit) expense	(64)	72	135
Net gain from operations	406	318	802
Net realized capital gains (losses)	326	(534)	(586)
Net gain (loss)	$732	$(216)	216

See accompanying notes to statutory financial statements

5

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF SURPLUS

	Years Ended December 31,
	2022	2021	2020
	(In Millions)
Surplus, beginning of year	$26,979	$24,327	$18,893
Net increase due to:
Net income (loss)	732	(216)	216
Change in net unrealized capital gains, net of tax	871	3,366	1,422
Change in net unrealized foreign exchange capital losses, net of tax	(1,739)	(673)	1,010
Change in other net deferred income taxes	662	544	(23)
Change in nonadmitted assets	(563)	20	50
Change in asset valuation reserve	740	(1,209)	(535)
Change in reserve valuation basis	(12)	-	(48)
Change in surplus notes	413	841	1,537
Cumulative effect of accounting changes	-	-	111
Change in minimum pension liability	40	21	33
Prior period adjustments	(44)	31	1,665
Other	(138)	(73)	(4)
Net increase	962	2,652	5,434
Surplus, end of year	$27,941	$26,979	$24,327

See accompanying notes to statutory financial statements

6

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2022	2021	2020
	(In Millions)
Cash from operations:
Premium and other income collected	$24,719	$20,237	$20,788
Net investment income	8,172	9,238	7,281
Benefit payments	(16,698)	(11,349)	(24,243)
Net transfers from separate accounts	4,947	1,129	4,020
Commissions and other expenses	(5,292)	(4,557)	(3,911)
Dividends paid to policyholders	(1,806)	(1,688)	(1,674)
Federal and foreign income taxes recovered (paid)	5	(849)	142
Net cash from operations	14,047	12,161	2,403

Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	28,498	37,911	23,128
Preferred and common stocks – unaffiliated	422	584	547
Common stocks – affiliated	72	45	8
Mortgage loans	3,784	4,889	4,098
Real estate	177	75	1
Partnerships and limited liability companies	2,910	1,629	1,051
Derivatives	(384)	(490)	1855
Other	(655)	198	542
Total investment proceeds	34,824	44,841	31,230
Cost of investments acquired:
Bonds	(43,003)	(47,343)	(38,209)
Preferred and common stocks – unaffiliated	(572)	(515)	(321)
Common stocks – affiliated	(624)	(3,966)	(2,003)
Mortgage loans	(2,095)	(5,170)	(4,293)
Real estate	(13)	(174)	(120)
Partnerships and limited liability companies	(3,932)	(4,033)	(1,847)
Derivatives	(267)	(66)	(428)
Other	11	86	78
Total investments acquired	(50,495)	(61,181)	(47,143)
Net increase in policy loans	(935)	(522)	(872)
Net cash used in investing activities	(16,606)	(16,862)	(16,785)

Cash from financing and miscellaneous sources:
Net deposits (withdrawals) on deposit-type contracts	806	2,359	(1,031)
Cash provided (applied to) by surplus note issuance	413	607	697
Change in repurchase agreements	241	(1,204)	172
Change in collateral	(2,089)	574	2,270
Other cash (used) provided	2,813	2,570	14,219
Net cash from financing and miscellaneous sources	2,184	4,906	16,327
Net change in cash, cash equivalents and short-term investments	(375)	205	1,945
Cash, cash equivalents and short-term investments:
Beginning of year	5,943	5,738	3,793
End of year	$5,568	$5,943	$5,738

See accompanying notes to statutory financial statements

7

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.	Nature of operations

Massachusetts Mutual Life Insurance Company (MassMutual or the Company), a mutual life insurance company domiciled in the Commonwealth of Massachusetts, and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance (DI), individual and group annuities and guaranteed interest contracts (GIC) to individual and institutional customers in all 50 states of the United States of America (U.S.), the District of Columbia and Puerto Rico. Products and services are offered primarily through the Company’s MassMutual Financial Advisors (MMFA), MassMutual Strategic Distributors (MMSD), Digital Distribution (DD), Institutional Solutions (IS) and Worksite distribution channels.

MMFA is a sales force of financial professionals that operate in the U.S. MMFA sells individual life, individual annuities, hybrid life and long-term care (LTC) and DI. The Company’s MMSD channel sells life insurance, disability, annuity, and hybrid life and LTC solutions through a network of third-party distribution partners. The Company’s DD channel sells individual life and supplemental health insurance primarily through digital media, search engine optimization and search engine marketing. The Company’s IS distribution channel places group annuities, life insurance and GIC primarily through retirement advisory firms, actuarial consulting firms, investment banks, insurance benefit advisors and investment management companies. The Company’s Worksite channel works with advisors and employers across the country to provide American workers with voluntary and executive benefits such as group whole life, critical illness, accident insurance and DI, through the workplace.

2.	Summary of significant accounting policies
a.	Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (NAIC) and the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (the Division).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The more significant differences between statutory accounting practices and U.S. GAAP are as follows:

Invested assets

•	Bonds are generally carried at amortized cost, whereas U.S. GAAP reports bonds at fair value for bonds available for sale and trading or at amortized cost for bonds held to maturity (HTM)
•	Changes in the fair value of derivative financial instruments are recorded as changes in surplus, whereas U.S. GAAP generally reports these changes in revenue unless deemed an effective hedge
•	Interest rate and credit default swaps associated with replicated synthetic investment transactions are carried at amortized cost, whereas U.S. GAAP would carry them at fair value
•	Embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the underlying contract or security and account for them separately at fair value
•	Income recognition on partnerships and limited liability companies, which are accounted for under the equity method, is limited to the amount of cash distribution, whereas U.S. GAAP is without limitation
•	Certain majority-owned subsidiaries and variable interest entities are accounted for using the equity method, whereas U.S. GAAP would consolidate these entities
•	Starting on January 1, 2022, the Company adopted the current expected credit loss (CECL) impairment model for U.S. GAAP, which only applies to financial assets carried at amortized cost, including mortgage loans, equipment loans, HTM debt securities, and trade, lease, reinsurance and other receivables. CECL is based on expected credit losses rather than incurred losses. All financial assets within scope of CECL will have a credit loss allowance. Refer to Note 2dd. “Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI
8

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Policyholders’ liabilities

•	Statutory policy reserves are generally based upon prescribed methods, such as the Commissioners’ Reserve Valuation Method, Commissioners’ Annuity Reserve Valuation Method or net level premium method, and prescribed statutory mortality, morbidity and interest assumptions at the time of issuance, whereas U.S. GAAP policy reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates, at time of issuance, of future mortality, morbidity, persistency and interest
•	Liabilities for policyholders’ reserves, unearned premium, and unpaid claims are presented net of reinsurance ceded, whereas U.S. GAAP would present the liabilities on a direct basis and report an asset for the amounts recoverable or due from reinsurers
•	Payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances

General insurance expenses and commissions

•	Certain acquisition costs, such as commissions and other variable costs, directly related to successfully acquiring new business are charged to current operations as incurred, whereas U.S. GAAP generally would capitalize these expenses and amortize them based on profit emergence over the expected life of the policies or over the premium payment period

Net realized capital gains (losses)

•	After-tax realized capital gains (losses) that result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (IMR) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue

Surplus

•	Changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are recorded in surplus, whereas U.S. GAAP would generally include the change in deferred taxes in net income without limitation
•	Assets are reported at admitted asset value and assets designated as nonadmitted are excluded through a charge against surplus, whereas U.S. GAAP recognizes all assets, net of any valuation allowances
•	An asset valuation reserve (AVR) is reported as a contingency reserve to stabilize surplus against fluctuations in the statement value of real estate, partnerships and limited liability companies and certain common stocks as well as credit-related changes in the value of bonds, mortgage loans and certain derivatives, whereas U.S. GAAP does not record this reserve
•	Changes to the mortgage loan valuation allowance are recognized in net unrealized capital gains (losses), net of tax, in the Consolidated Statutory Statements of Changes in Surplus, whereas U.S. GAAP reported these changes in net realized capital gains (losses) in 2021 and adopted the CECL impairment model in 2022
•	The overfunded status of pension and other postretirement plans, which is the excess of the fair value of the plan assets over the projected benefit obligation, is a nonadmitted asset for statutory accounting whereas U.S. GAAP recognizes the overfunded status as an asset
•	Surplus notes are reported in surplus, whereas U.S. GAAP reports these notes as liabilities
•	Statutory Statements of Changes in Surplus includes net income, change in net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in other net deferred income taxes, change in nonadmitted assets, change in AVR, prior period adjustments and change in minimum pension liability, whereas U.S. GAAP presents net income as retained earnings and net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in minimum pension liability as other comprehensive income
9

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

•	The change in the fair value for unaffiliated common stock is recorded in surplus, whereas the change in the fair value for ownership interests in an entity not accounted for under the equity method or consolidated are recorded in revenue for U.S. GAAP

Other

•	Assets and liabilities associated with certain group annuity and variable universal life contracts, which do not pass-through all investment experience to contract holders, are maintained in separate accounts and are presented on a single line in the statutory financial statements, whereas U.S. GAAP reports these contracts as general investments and liabilities of the Company

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of the statutory financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates and assumptions include those used in determining the carrying values of investments including the amount of mortgage loan investment valuation reserves, other-than-temporary impairment(s) (OTTI), the value of the investment in MassMutual Holding LLC (MMHLLC), the liabilities for policyholders’ reserves, the determination of admissible deferred tax assets (DTA), the liability for taxes and the liability for litigation or other contingencies. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency, asset valuations and defaults could cause results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

Certain prior year amounts within these financial statements have been reclassified to conform to the current year presentation.

b.	Corrections of errors and reclassifications

For the years ended December 31, 2022 and 2021, corrections of prior years’ errors were recorded in surplus, net of tax:

	Years Ended December 31, 2022 and 2021
	Increase (Decrease) to:
	Prior		Current		Asset
	Years'		Year		or Liability
	Net Income		Surplus		Balances
	(In Millions)
	2022	2021	2022	2021	2022	2021
Common stocks -subsidiaries and affiliates(1)	$-	$-	$-	$(2)	$-	$(2)
Net deferred income taxes(1)	-	-	-	50	-	50
Policyholders' reserves	(65)	(12)	(65)	(12)	65	12
Other Liabilities	25	17	25	17	(25)	(17)
Liabilities for deposit-type contracts	-	26	-	26	-	(26)
Cash, cash equivalents and short-term investments	(4)	-	(4)	-	(4)	-
Total	$(44)	$31	$(44)	$79	$36	$17

(1)	The change in common stocks subsidiaries and affiliates and net deferred income taxes were recorded through surplus as a change in unrealized capital losses, net of tax.
10

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Bonds

Bonds are generally valued at amortized cost using the constant yield interest method with the exception of NAIC Category 6 bonds, which are in or near default, and certain residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), which are rated by outside modelers, which are carried at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other investments. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date.

For loan-backed and structured securities, such as asset-backed securities (ABS), mortgage-backed securities (MBS), including RMBS and CMBS, and structured securities, including collateralized debt obligations (CDOs), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies.

Fixed income securities, with the highest ratings from a rating agency follow the retrospective method of accounting.

All other fixed income securities, such as floating rate bonds and interest only securities, including those that have been impaired, follow the prospective method of accounting.

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates and collateral values, among others. Structure characteristics and cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. “Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

d.	Preferred stocks

Preferred stocks in good standing, those that are rated Categories 1 through 3 by the Securities Valuation Office (SVO) of the NAIC, are generally valued at amortized cost. Preferred stocks not in good standing, those that are rated Categories 4 through 6 by the SVO, are valued at the lower of amortized cost or fair value. Fair values are based on quoted market prices, when available. If quoted market prices are not available, values provided by third-party organizations are used. If values provided by third-party organizations are unavailable, fair value is estimated using internal models. These models use inputs not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. “Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

e.	Common stocks – subsidiaries and affiliates

On May 28, 2021, the Company, through a wholly owned subsidiary, Glidepath Holdings Inc. (Glidepath), acquired MassMutual Ascend Life Insurance Company (formerly known as Great American Life Insurance Company) and other subsidiaries and affiliated entities (MM Ascend) for $3,570 million in cash. MM Ascend primarily offers traditional fixed and fixed indexed annuity products.

In December 2020, MassMutual contributed its ownership in MassMutual Asset Finance (MMAF), LLC and MML Management LLC, wholly owned subsidiaries with a combined carrying value of $1,602 million, to MM Investment

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Holding (MMIH), a wholly owned subsidiary, in an affiliated transaction and therefore no gain or loss was recognized on the transaction. There was no impact to surplus.

Common stocks of unconsolidated subsidiaries, primarily MassMutual Holding LLC (MMHLLC), Glidepath and MM Investment Holding (MMIH), are accounted for using the statutory equity method. The Company accounts for the value of MMHLLC at its underlying U.S. GAAP equity value less adjustments for the limited statutory basis of accounting related to foreign insurance subsidiaries and controlled affiliated entities as well as an adjustment of $1,572 million as of December 31, 2022 for a portion of its noncontrolling interests (NCI). Glidepath is valued on it is underlying GAAP equity with adjustment to recognize its investment in MM Ascend based on MM Ascend’s underlying statutory surplus, adjusted for any unamortized goodwill that would have been recognized under the statutory purchase method. Operating results, less dividends declared, for MMHLLC, Glidepath and MMIH are reflected as net unrealized capital gains in the Statutory Statements of Changes in Surplus. Dividends declared from MMHLLC, Glidepath and MMIH are recorded in net investment income when declared and are limited to MMHLLC, Glidepath and MMIH’s U.S. GAAP retained earnings. The cost basis of common stocks – subsidiaries and affiliates is adjusted for impairments deemed to be other than temporary.

Refer to Note 5c. “Common stocks - subsidiaries and affiliates” for further information on the valuation of MMHLLC.

f.	Common stocks – unaffiliated

Unaffiliated common stocks are carried at fair value, which is based on quoted market prices when available. If quoted market prices are not available, values provided by third-party organizations are used. If values from third parties are unavailable, fair values are determined by management using estimates based upon internal models. The Company’s internal models include estimates based upon comparable company analysis, review of financial statements, broker quotes and last traded price. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. “Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

g.	Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium, discount, mortgage origination fees and valuation allowances. Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for (a) impaired loans more than 60 days past due, (b) delinquent loans more than 90 days past due, or (c) loans that have interest that is not expected to be collected. The Company continually monitors mortgage loans where the accrual of interest has been discontinued and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received according to the terms of the original or modified mortgage loan agreement.

h.	Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy and amounts ceded to reinsurers.

i.	Real estate

Investment real estate, which the Company has the intent to hold for the production of income, and real estate occupied by the Company are carried at depreciated cost, less encumbrances. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income.

Real estate held for sale is initially carried at the lower of depreciated cost or fair value less estimated selling costs and is no longer depreciated. Adjustments to carrying value, including for further declines in fair value, are recorded in a valuation reserve, which is included in net realized capital gains (losses).

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Fair value is generally estimated using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks, net of encumbrances. The Company also obtains external appraisals for a rotating selection of properties annually. If an external appraisal is not obtained, an internal appraisal is performed.

j.	Partnerships and limited liability companies

Partnerships and limited liability companies, except for partnerships that generate and realize low income housing tax credits (LIHTCs), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships that generate LIHTCs are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into net investment income during the period in which tax benefits are recognized.

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

k.	Derivatives

Interest rate swaps and credit default swaps associated with replicated assets are valued at amortized cost and all other derivative types are carried at fair value, which is based primarily upon quotations obtained from counterparties and independent sources. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and independent sources when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based on an internal valuation process using market observable inputs that other market participants would use. Changes in the fair value of these instruments other than interest rate swaps and credit default swaps associated with replicated synthetic investments are recorded as unrealized capital gains (losses) in surplus. Gains and losses realized on settlement, termination, closing or assignment of contracts are recorded in net realized capital gains (losses). Amounts receivable and payable are accrued as net investment income.

l.	Cash, cash equivalents and short-term investments

Cash and cash equivalents, which are carried at amortized cost, consist of all highly liquid investments purchased with original maturities of three months or less.

Short-term investments, which are carried at amortized cost, consist of short-term bonds, money market mutual funds and all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months.

The carrying value reported in the Statutory Statements of Financial Position for cash, cash equivalents and short-term investment instruments approximates the fair value.

m.	Investment income due and accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

n.	Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and DTAs or deferred tax assets or liabilities. Current tax expense (benefit) is reported in the Statutory Statements of Operations as federal income tax expense (benefit) if resulting from operations and within net realized capital gains (losses) if resulting from invested asset transactions. Changes in the balances of net deferred taxes, which provide for book-to-tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of book-to-tax temporary differences, such as reserves and policy acquisition costs, and of book-to-tax permanent differences, such as tax-exempt interest and tax credits, may result in effective tax rates in the Statutory Statements of Operations that differ from the federal statutory tax rate.

o.	Other than invested assets

Other than invested assets primarily includes the Company’s investment in corporate-owned life insurance, deferred and uncollected life insurance premium, receivable from subsidiaries and affiliates, reinsurance recoverable, fixed assets and other receivables.

p.	Separate accounts

Separate accounts and sub-accounts are segregated funds administered and invested by the Company, the performance of which primarily benefits the policyholders/contract holders with an interest in the separate accounts. Group and individual variable annuity, variable life and other insurance policyholders/contract holders select from among the separate accounts and sub-accounts made available by the Company. The separate accounts and sub-accounts are offered as investment options under certain insurance contracts or policies. The returns produced by separate account assets increase or decrease separate account reserves. Separate account assets consist principally of marketable securities reported at fair value. Except for the Company’s seed money, supplemental accounts and certain guaranteed separate accounts issued in Minnesota, separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. Separate account administrative and investment advisory fees are included in fees and other income.

Assets may be transferred from the general investments of the Company to seed the separate accounts. When assets are transferred, they are transferred at fair market value. Gains related to the transfer are deferred to the extent that the Company maintains a proportionate interest in the separate account. The deferred gain is recognized as the Company’s ownership decreases or when the underlying assets are sold. Losses associated with these transfers are recognized immediately.

Separate accounts reflect two categories of risk assumption: nonguaranteed separate accounts for which the policyholder/contract holder assumes the investment risk and guaranteed separate accounts for which the Company contractually guarantees a minimum return, a minimum account value, or both to the policyholder/contract holder. For certain guaranteed separate account products such as interest rate guaranteed products and indexed separate account products, reserve adequacy is performed on a contract-by-contract basis using, as applicable, prescribed interest rates, mortality rates and asset risk deductions. If the outcome from this adequacy analysis produces a deficiency relative to the current account value, a liability is recorded in policyholders' reserves or liabilities for deposit-type contracts in the Statutory Statements of Financial Position with the corresponding change in the liability recorded as change in policyholders' reserves or policyholders' benefits in the Statutory Statements of Operations.

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Operations with the offset recorded in the change in policyholders’ reserves. Investment income, realized capital gains (losses) and unrealized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to policyholders/contract holders and are not recorded in the Statutory Statements of Operations.

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q.	Nonadmitted assets

Assets designated as nonadmitted by the NAIC primarily include pension plan assets, intangibles, certain electronic data processing equipment, advances and prepayments, certain investments in partnerships and limited liability companies for which qualifying audits are not performed, the amount of DTAs (subject to certain limitations) that will not be realized by the end of the third calendar year following the current year end, furniture and equipment, certain other receivables and uncollected premium greater than 90 days past due. Due and accrued income is nonadmitted on: (a) bonds delinquent more than 90 days or where collection of interest is improbable; (b) impaired bonds more than 60 days past due; (c) bonds in default; (d) mortgage loans in default where interest is 180 days past due; (e) rent in arrears for more than 90 days; and (f) policy loan interest due and accrued more than 90 days past due and included in the unpaid balance of the policy loan in excess of the cash surrender value of the underlying contract. Assets that are designated as nonadmitted are excluded from the Statutory Statements of Financial Position through a change in nonadmitted assets on the Statutory Statements of Changes in Surplus.

r.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk or to assume business.

Premium income, policyholders’ benefits (including unpaid claims) and policyholders’ reserves are reported net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid, but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance (Modco) reserve adjustments on reinsurance ceded are recorded as revenue. Commissions and expense allowances on Retirement Plan Group reinsurance assumed and Modco reserve adjustments on reinsurance assumed are recorded as an expense.

s.	Policyholders' reserves

Policyholders’ reserves are developed by actuarial methods that will provide for the present value of estimated future obligations in excess of estimated future premium on policies in force and are determined based on either statutory prescribed mortality/morbidity tables using specified interest rates and valuation methods, or principles-based reserving (PBR) under Valuation Manual (VM)-20 which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses.

On January 1, 2020, the Company transitioned from Actuarial Guideline 43 to VM-21 for valuing guaranteed living benefits on certain annuity products for statutory reserves.

The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

The Company charges a higher premium on certain contracts that cover substandard mortality risk. For these policies, the reserve calculations are based on a substandard mortality rate, which is a multiple of the standard mortality tables.

Certain variable universal life and universal life contracts include features such as guaranteed minimum death benefits (GMDB) or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDBs and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves in the Statutory Statements of Operations.

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Certain individual variable annuity and fixed annuity products have a variety of additional guarantees such as GMDBs and variable annuity guaranteed living benefits (VAGLB). The primary types of VAGLBs include guaranteed minimum accumulation benefits (GMAB), guaranteed minimum income benefits (GMIB) including GMIB Basic and GMIB Plus and guaranteed lifetime withdrawal benefits (GLWB). In general, these benefit guarantees require the contract owner or policyholder to adhere to a company-approved asset allocation strategy. The liabilities for individual variable annuity GMDBs and VAGLBs are included in policyholders’ reserves in the Statements of Financial Position and the related changes in these liabilities are included in change in policyholders’ reserves in the Statutory Statements of Operations.

Separate accounts include certain group annuity contracts used to fund retirement plans that offer a guarantee of a contract holder’s principal, which can be withdrawn over a stated period of time. These contracts offer a stated rate of return backed by the Company. Contract payments are not contingent upon the life of the retirement plan participants.

Unpaid claims and claim expense reserves are related to disability and LTC claims. Unpaid disability claim liabilities are projected based on the average of the last three disability payments. LTC unpaid claim liabilities are projected using policy specific daily benefit amounts and aggregate utilization factors. Claim expense reserves are based on an analysis of the unit expenses related to the processing and examination of new and ongoing claims. Interest accrued on reserves is calculated by applying NAIC prescribed interest rates to the average reserves by year incurred.

Tabular interest, tabular reserves, reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, whole life and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula that applies a weighted average credited rate to the mean account value. For contracts without an account value (e.g., a Single Premium Immediate Annuity) a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

All policyholders’ reserves and accruals are presented net of reinsurance. Management believes that these liabilities and accruals represent management’s best estimate and will be sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

t.	Liabilities for deposit-type contracts

Liabilities for funding agreements, dividend accumulations, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates.

u.	Participating contracts

Participating contracts are those that may be eligible to share in any dividends declared by the Company. Participating contracts issued by the Company represented 56% of the Company’s policyholders’ reserves and liabilities for deposit-type contracts as of December 31, 2022 and 58% as of December 31, 2021.

v.	Policyholders' dividends

Dividends expected to be paid to policyholders in the following year are approved annually by MassMutual’s Board of Directors and are recorded as an expense in the current year. The allocation of these dividends to policyholders reflects the relative contribution of each group of participating policies to surplus and considers, among other factors, investment returns, mortality and morbidity experience, expenses and taxes. The liability for policyholders’ dividends includes the estimated amount of annual dividends and settlement dividends. A settlement dividend is an extra dividend payable at termination of a policy upon maturity, death or surrender.

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w.	Asset valuation reserve

The Company maintains an AVR that is a contingency reserve to stabilize surplus against fluctuations in the carrying value of common stocks, real estate, partnerships and limited liability companies as well as credit-related changes in the value of bonds, preferred stocks, mortgage loans, and certain derivatives. The AVR is reported as a liability within the Statutory Statements of Financial Position and the change in AVR, net of tax, is reported within the Statutory Statements of Changes in Surplus.

x.	Repurchase agreements

Repurchase agreements are contracts under which the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. These repurchase agreements are carried at cost and accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability while the underlying securities continue to be recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Repurchase agreements are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

The carrying value reported in the Statutory Statements of Financial Position for repurchase agreements approximates the fair value.

y.	Commercial paper

The Company issues commercial paper (CP) in the form of unsecured notes. Interest on CP is calculated using a 360-day year based on the actual number of days elapsed. Due to the short-term nature of CP, the carrying value approximates fair value.

z.	Interest maintenance reserve

The Company maintains an IMR that is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains (losses), which result from changes in interest rates for all types of fixed-income investments and interest-related derivatives, are deferred into the IMR and amortized into net investment income using the grouped amortization method. In the grouped amortization method, assets are grouped based on years of maturity. IMR is reduced by the amount ceded to reinsurers when entering into in force coinsurance ceding agreements. The IMR is included in other liabilities, or if negative, is recorded as a nonadmitted asset.

aa.	Employee compensation plans

The Company has a long-term incentive compensation plan, under which certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards. These awards include Phantom Stock Appreciation Rights (PSARs) and Phantom Restricted Stock (PRS). These awards do not grant an equity or ownership interest in the Company.

PSARs provide the participant with the opportunity to share in the value created in the total enterprise. The PSAR value is the appreciation in the phantom stock price between the grant price and the share price at the time of exercise. Awards can only be settled in cash. PSARs typically cliff vest at the end of three years and expire five years after the date of grant. Vested PSARs may be exercised during quarterly two-week exercise periods prior to expiration. The compensation expense for an individual award is recognized over the service period.

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PRS provide the participant with the opportunity to share in the value created in the total enterprise. Participants receive the full phantom share value (grant price plus/minus any change in share price) over the award period. Awards can only be settled in cash. PRS typically vests on a graded basis over five years, one third per year after years three, four and five. On each vesting date, a lump sum cash settlement is paid to the participant based on the number of shares vested multiplied by the most recent phantom stock price. Compensation expense is recognized on the accelerated attribution method. The accelerated attribution method recognizes compensation expense over the vesting period by which each separate payout year is treated as if it were, in substance, a separate award.

All awards granted under the Company’s plans are compensatory classified awards. Compensation costs are based on the most recent quarterly calculated intrinsic value of the PSARs (current share price less grant price per share not less than zero) and PRS (current share price per share), considering vesting provisions, net of forfeiture assumptions and are included in the Statutory Statements of Financial Position as a liability in general expenses due or accrued. The compensation expense for an individual award is recognized over the service period. The cumulative compensation expense for all outstanding awards in any period is equal to the change in calculated liability period over period. The requisite service period for the awards is the vesting period.

At the time of death or disability, awards contain vesting conditions, whereby employees’ unvested awards immediately vest on an accelerated basis with a one-year exercise period for PSARs, full accelerated vesting and settlement for PRS awards granted 2016 and after. For PRS awards granted prior to 2016, awards vest on a pro-rata basis with immediate settlement.

At the time of retirement, for awards granted beginning in 2016, both PRS and PSAR vest according to the original grant terms. For awards granted prior to 2016, unvested awards immediately vest on an accelerated basis with a two-year exercise period for PSARs, and a pro-rata basis with immediate settlement for PRS.

The phantom share price is determined as the greater of the share price calculated using management basis core operating income or the share price calculated using management basis equity. This phantom share price is calculated and communicated to all participants quarterly and is used in calculating the liability of the Company based on intrinsic value.

bb.	Other liabilities

Other liabilities primarily consist of the derivative interest expense liability, remittances and items not allocated, other miscellaneous liabilities, liabilities for employee benefits and accrued separate account transfers.

cc.	Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy. However, premium for flexible products, primarily universal life and variable universal life contracts, is recognized as revenue when received. Annuity premium is recognized as revenue when received. Disability income and LTC premium is recognized as revenue when due.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments.

Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

dd.	Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)

Net realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Net realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

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Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of bonds. OTTI is evaluated in a manner consistent with market participant assumptions. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

In addition, if the Company has the intent to sell, or the inability, or lack of intent to retain the investment for a period sufficient to recover the amortized cost basis, an OTTI is recognized as a realized loss equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.

When a bond is other-than-temporarily impaired, a new cost basis is established.

Bonds - corporate

For corporate securities, if it is determined that a decline in the fair value of a bond is other than temporary, OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and, generally, its fair value at the balance sheet date.

The Company analyzes investments whose fair value is below the cost for impairment. Generally, if the investment experiences significant credit or interest rate related deterioration, the cost of the investment is not recoverable, or the Company intends to sell the investment before anticipated recovery, an OTTI is recognized as realized investment loss.

Bonds - loan-backed and structured securities

For loan-backed and structured securities, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected. The expected cash flows are discounted at the security’s effective interest rate. Internal inputs used in determining the amount of the OTTI on structured securities include collateral performance, prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority.

ABS and MBS are evaluated for OTTI using scenarios and assumptions based on the specifics of each security including collateral type, loan type, vintage and subordination level in the structure. Cash flow estimates are based on these assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Where applicable, assumptions include prepayment speeds, default rates and loss severity, weighted average maturity and changes in the underlying collateral values.

The Company has a review process for determining if CDOs are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using multiple scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each CDO. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic) and fair value (market). The default rates produced by these multiple scenarios are assigned an expectation weight according to current market and economic conditions and fed into a final scenario. OTTI is recorded if this final scenario results in the loss of any principal or interest payments due.

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For the most subordinated junior CDO tranches, the present value of the projected cash flows in the final scenario is measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, an OTTI is taken in an amount sufficient to produce its effective yield. Certain CDOs cannot be modeled using all of the scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign currency denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

For loan-backed and structured securities, any difference between the new amortized cost basis and any increased present value of future cash flows expected to be collected is accreted into net investment income over the expected remaining life of the bond.

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

Mortgage loans

The Company performs internal reviews at least annually to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable, the Company will obtain an external appraisal.

Mortgage loans are considered to be impaired when, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. Such information or events could include property performance, capital budgets, future lease roll, a property inspection as well as payment trends. Collectability and estimated decreases in collateral values are also assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral.

Real estate

For real estate held for the production of income, depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. An impairment is recorded when the property’s estimated future net operating cash flows over ten years, undiscounted and without interest charges, is less than book value.

Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve as realized capital losses when the fair value less estimated selling costs is less than the carrying value.

20

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Partnerships and limited liability companies

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI is recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair values of limited partnership interests are generally based on the Company’s share of the net asset value (NAV) as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

For determining impairments in partnerships that generate LIHTCs, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate for future benefits of ten or more years and compares the results to its current book value. Impairments are recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment.

Unrealized capital gains (losses)

Unrealized capital gains (losses) include changes in the fair value of derivatives, excluding interest rate swaps and credit default index swaps associated with replicated assets; currency translation adjustments on foreign-denominated bonds; changes in the fair value of unaffiliated common stocks; changes in the fair value of bonds and preferred stocks that are carried at fair value; and changes in the inflation adjustments on U.S Treasury inflation-indexed securities. Changes in the Company’s equity investments in partnerships and limited liability companies, including the earnings as reported on the financial statements, earnings recorded as accumulated undistributed earnings, foreign exchange asset valuation and mark-to-market on operating assets, and certain subsidiaries and affiliates are also reported as changes in unrealized capital gains (losses). Unrealized capital gains (losses) are recorded as a change in net unrealized capital gains (losses), net of tax, within the Statutory Statements of Changes in Surplus.

3.	New accounting standards

Adoption of new accounting standards

In November 2021, the NAIC adopted modifications to SSAP No. 43R, Loan-Backed and Structured Securities, effective December 31, 2022. The modifications require investments in residual tranches to be reported as partnerships and limited liability companies. Residual tranches will be carried at the lower of amortized cost or fair value, with changes in value recorded as unrealized gains or losses. The modifications did not have a material effect on the Company’s financial statements.

In June 2022, the NAIC adopted modifications to SSAP No. 25, Affiliates and Other Related Parties and SSAP No. 43R, Loan-Backed and Structured Securities, effective December 31, 2022. The modifications clarify application of the existing affiliate definition and incorporate disclosure requirements for all investments that involve related parties, regardless of whether they meet the affiliate definition. The revisions to SSAP No. 43R also included additional clarifications that the investments from any arrangements that results in direct or indirect control, which include but are not limited to control through a servicer, shall be reported as affiliated investments. The modifications did not have a material effect on the Company’s financial statements.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.	Fair value of financial instruments

The following presents a summary of the carrying values and fair values of the Company's financial instruments:

	December 31, 2022
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$4,764	$4,428	$-	$4,428	$-
All other governments	1,635	1,385	-	1,323	62
States, territories and possessions	248	241	-	241	-
Political subdivisions	405	388	-	388	-
Special revenue	4,187	4,111	-	4,102	9
Industrial and miscellaneous	117,023	105,791	-	45,812	59,979
Parent, subsidiaries and affiliates	8,183	7,956	-	1,015	6,941
Preferred stocks	451	446	45	-	401
Common stocks - subsidiaries and affiliates	460	460	110	-	350
Common stocks - unaffiliated	1,477	1,477	507	-	970
Mortgage loans - commercial	20,756	19,152	-	-	19,152
Mortgage loans - residential	4,216	3,892	-	-	3,892
Derivatives:
Interest rate swaps	18,287	18,456	-	18,456	-
Options	639	639	31	608	-
Currency swaps	3,071	3,071	-	3,071	-
Forward contracts	14	14	-	14	-
Financial futures	21	21	21	-	-
Cash, cash equivalents and short-term investments	5,568	5,568	420	5,148	-
Separate account assets	53,414	53,414	34,931	16,790	1,693
Financial liabilities:
GICs	14,701	13,803	-	-	13,803
Group annuity contracts and other deposits	2,162	1,890	-	-	1,890
Individual annuity contracts	17,000	16,214	-	-	16,214
Supplementary contracts	1,139	1,140	-	-	1,140
Repurchase agreements	3,042	3,042	-	3,042	-
Commercial paper	250	250	-	250	-
Derivatives:
Interest rate swaps	13,036	18,165	-	18,165	-
Options	6	6	6	-	-
Currency swaps	709	362	-	362	-
Forward contracts	236	236	-	236	-
Credit default swaps	13	13	-	13	-
Financial futures	3	3	3	-	-

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $24,223 million.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2021
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$4,125	$4,769	$-	$4,769	$-
All other governments	1,844	1,969	-	1,908	61
States, territories and possessions	297	350	-	350	-
Political subdivisions	442	504	-	504	-
Special revenue	4,741	5,582	-	5,573	9
Industrial and miscellaneous	106,290	112,386	36	55,849	56,501
Parent, subsidiaries and affiliates	6,548	6,586	-	43	6,543
Preferred stocks	555	669	42	-	627
Common stocks - subsidiaries and affiliates	390	390	137	-	253
Common stocks - unaffiliated	1,277	1,277	524	-	753
Mortgage loans - commercial	21,536	22,259	-	-	22,259
Mortgage loans - residential	4,809	4,849	-	-	4,849
Derivatives:
Interest rate swaps	15,004	16,234	-	16,234	-
Options	321	321	15	306	-
Currency swaps	948	948	-	948	-
Forward contracts	68	68	-	68	-
Credit default swaps	-	1	-	1	-
Financial futures	38	38	38	-	-
Cash, cash equivalents and short-term investments	5,943	5,943	1,453	4,490	-
Separate account assets	76,160	76,160	52,405	21,861	1,894
Financial liabilities:
GICs	13,832	13,828	-	-	13,828
Group annuity contracts and other deposits	1,755	1,812	-	-	1,812
Individual annuity contracts	12,109	14,581	-	-	14,581
Supplementary contracts	1,167	1,168	-	-	1,168
Repurchase agreements	2,802	2,802	-	2,802	-
Commercial paper	250	250	-	250	-
Derivatives:
Interest rate swaps	10,598	11,431	-	11,431	-
Options	4	4	4	-	-
Currency swaps	200	200	-	200	-
Forward contracts	69	69	-	69	-
Credit default swaps	1	2	-	2	-
Financial futures	5	5	5	-	-

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $24,250 million.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance for fair value establishes a measurement framework that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. Each level reflects a unique description of the inputs that are significant to the fair value measurements. The levels of the fair value hierarchy are as follows:

Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quoted market prices from independent sources to determine the fair value of investments, and classifies such items within Level 1 of the fair value hierarchy. If quoted prices are not available, prices are derived from observable market data for similar assets in an active market or obtained directly from brokers for identical assets traded in inactive markets. Investments that are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs not directly observable or correlated with observable market data. Typical inputs, which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings and benchmark yields such as LIBOR, cash flow estimates and earnings before interest, taxes, depreciation and amortization estimates. Investments that are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1 (primarily equity securities including mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of Level 3 are summarized in the schedule of changes in Level 3 assets and liabilities.

The fair value of group annuity contracts and other deposits is determined by multiplying the book value of the contract by an average market value adjustment factor. The market value adjustment factor is directly related to the difference between the book value of client liabilities and the present value of installment payments discounted at current market value yields. The market value yield is measured by the Barclay's Aggregate Bond Index, subject to certain adjustments, and the installment period is equivalent to the duration of the Company’s invested asset portfolio.

The fair value of individual annuity and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the book value. For contracts with longer durations, GICs and investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Annuities receiving dividends are accumulated at the average minimum guaranteed rate and discounted at the risk-free rate. All others are valued using cash flow projections from the Company's asset/liability management analysis.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company's fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2022
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
All other governments	-	6	-	6
Special revenue	$-	$1	$-	$1
Industrial and miscellaneous	-	85	220	305
Preferred stocks	21	-	47	68
Common stocks - subsidiaries and affiliates	110	-	350	460
Common stocks - unaffiliated	507	-	970	1,477
Derivatives:
Interest rate swaps	-	18,287	-	18,287
Options	31	608	-	639
Currency swaps	-	3,071	-	3,071
Forward contracts	-	14	-	14
Financial futures	21	-	-	21
Separate account assets	34,931	16,790	1,693	53,414
Total financial assets carried at fair value	$35,621	$38,862	$3,280	$77,763

Financial liabilities:
Derivatives:
Interest rate swaps	$-	$13,036	$-	$13,036
Options	6	-	-	6
Currency swaps	-	122	-	122
Forward contracts	-	236	-	236
Credit default swaps	-	13	-	13
Financial futures	3	-	-	3
Total financial liabilities carried at fair value	$9	$13,407	$-	$13,416

For the year ended December 31, 2022 and the year ended December 31, 2021, the Company did not have any financial instruments that were carried at net asset value as a practical expedient.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company's fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Special revenue	$-	$2	$-	$2
Industrial and miscellaneous	45	248	187	480
Preferred stocks	43	-	18	61
Common stocks - subsidiaries and affiliates	137	-	253	390
Common stocks - unaffiliated	524	-	753	1,277
Derivatives:
Interest rate swaps	-	15,004	-	15,004
Options	15	306	-	321
Currency swaps	-	948	-	948
Forward contracts	-	68	-	68
Credit default swaps	-	1	-	1
Financial futures	38	-	-	38
Separate account assets	52,405	21,861	1,894	76,160
Total financial assets carried at fair value	$53,207	$38,438	$3,105	$94,750

Financial liabilities:
Derivatives:
Interest rate swaps	$-	$10,598	$-	$10,598
Options	4	-	-	4
Currency swaps	-	200	-	200
Forward contracts	-	69	-	69
Credit default swaps	-	1	-	1
Financial futures	5	-	-	5
Total financial liabilities carried at fair value	$9	$10,868	$-	$10,877

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes and the level of market activity may result in a reclassification of certain financial assets or liabilities between fair value hierarchy classifications. Such reclassifications are reported as transfers between levels in the beginning fair value for the reporting period in which the changes occur.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Valuation Techniques and Inputs

The Company determines the fair value of its investments using primarily the market approach or the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or the income approach is used.

A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis and categorized within Level 2 and Level 3 of the fair value hierarchy is as follows:

Separate account assets – These assets primarily include bonds (industrial and miscellaneous; U.S. government and agencies), and derivatives. Their fair values are determined as follows:

Bonds (Industrial and miscellaneous) – These securities are principally valued using the market or the income approaches. Level 2 valuations are based primarily on quoted prices in markets that are not active, broker quotes, matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads versus benchmark yields, new issuances, issuer ratings, duration, and trades of identical or comparable securities. Privately placed securities are valued using discounted cash flow models using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issuances that incorporate the credit quality and industry sector of the issuer. This level also includes securities priced by independent pricing services that use observable inputs. Valuations based on matrix pricing or other similar techniques that utilize significant unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including adjustments for illiquidity, delta spread adjustments or spreads to reflect industry trends or specific credit−related issues are classified as Level 3. In addition, inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 are classified as Level 3.

Bonds (U.S. government and agencies) – These securities are principally valued using the market approach. Level 2 valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spreads versus the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

Derivative assets and liabilities – These financial instruments are primarily valued using the market approach. The estimated fair value of derivatives is based primarily on quotations obtained from counterparties and independent sources, such as quoted market values received from brokers. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and an independent source when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based upon an internal valuation process using market observable inputs that other market participants would use. Significant inputs to the valuation of derivative financial instruments include overnight index swaps and LIBOR basis curves, interest rate volatility, swap yield curve, currency spot rates, cross currency basis curves and dividend yields. Due to the observability of the significant inputs to these fair value measurements, they are classified as Level 2.

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts. For the periods presented, there were no significant changes to the Company's valuation techniques.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents changes in the Company's Level 3 assets carried at fair value:

		Gains (Losses) in Net Income	Losses (Gains) in Surplus	Purchases	Issuances	Sales	Settlements
	Balance as of 1/1/22										Balance as of 12/31/22
								Transfers
								In	Out	Other
	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$187	$3	$(9)	$19	$9	$-	$(52)	$-	$-	$63	$220
Preferred stocks	18	-	(18)	-	-	-	-	-	-	47	47
Common stocks - subsidiaries and affiliates	253	(13)	110	(793)	980	(65)	(6)	-	-	(116)	350
Common stocks - unaffiliated	753	28	2	327	3	(27)	(112)	-	(3)	(1)	970
Separate account assets	1,894	(174)	-	282	-	(296)	-	-	(13)	-	1,693
Total financial assets	$3,105	$(156)	$85	$(165)	$992	$(388)	$(170)	$-	$(16)	$(7)	$3,280

		Gains (Losses) in Net Income	Losses (Gains) in Surplus	Purchases	Issuances	Sales	Settlements
	Balance as of 1/1/21										Balance as of 12/31/21
								Transfers
								In	Out	Other
	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$112	$(21)	$4	$-	$99	$-	$(1)	$-	$(1)	$(5)	$187
Preferred stocks	18	-	(1)	-	-	-	-	-	-	1	18
Common stocks - subsidiaries and affiliates	189	1	(376)	23	422	-	(6)	-	-	-	253
Common stocks - unaffiliated	412	8	115	244	3	(26)	(3)	-	-	-	753
Separate account assets	1,834	15	-	363	-	(294)	-	2	(26)	-	1,894
Total financial assets	$2,565	$3	$(258)	$630	$524	$(320)	$(10)	$2	$(27)	$(4)	$3,105

Other transfers include assets that are either no longer carried at fair value, or have just begun to be carried at fair value, such as assets with no level changes but a change in the lower of cost or market carrying basis. Industrial and miscellaneous bonds in other contain assets that are now carried at fair value due to ratings changes and assets are no longer carried at fair value where the fair value is now higher than the book value.

Level 3 transfers in are assets that are consistently carried at fair value but have had a level change. Common stocks unaffiliated assets were transferred from Level 2 to Level 3 due to a change in the observability of pricing inputs, at the beginning fair value for the reporting period.

28

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

5. Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment.

a.	Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2022
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(In Millions)

U.S. government and agencies	$4,764	$59	$395	$4,428
All other governments	1,635	15	265	1,385
States, territories and possessions	248	2	9	241
Political subdivisions	405	6	23	388
Special revenue	4,187	106	182	4,111
Industrial and miscellaneous	117,023	391	11,623	105,791
Parent, subsidiaries and affiliates	8,183	1	228	7,956
Total	$136,445	$580	$12,725	$124,300

The December 31, 2022 gross unrealized losses exclude $102 million of losses included in the carrying value. These losses include $104 million from NAIC Class 6 bonds and $(2) million from residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

	December 31, 2021
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(In Millions)

U.S. government and agencies	$4,125	$656	$12	$4,769
All other governments	1,844	144	19	1,969
States, territories and possessions	297	53	-	350
Political subdivisions	442	62	-	504
Special revenue	4,741	845	4	5,582
Industrial and miscellaneous	106,290	6,742	642	112,390
Parent, subsidiaries and affiliates	6,548	57	19	6,586
Total	$124,287	$8,559	$696	$132,150

The December 31, 2021 gross unrealized losses exclude $74 million of losses included in the carrying value. These losses include $73 million from NAIC Class 6 bonds and $1 million from RMBS and CMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

29

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The quality of the bond portfolio is determined by the use of SVO ratings and the equivalent rating agency designations, except for RMBS and CMBS that use outside modelers. The following sets forth the NAIC class ratings for the bond portfolio including RMBS and CMBS:

		December 31,
		2022		2021
NAIC	Equivalent Rating	Carrying	% of	Carrying	% of
Class	Agency Designation	Value	Total	Value	Total
		($ In Millions)

1	Aaa/ Aa/ A	$73,290	54%	$62,714	50%
2	Baa	51,732	38	49,437	40
3	Ba	5,495	4	5,401	4
4	B	2,888	2	3,409	3
5	Caa and lower	2,603	2	2,513	2
6	In or near default	437	-	813	1
	Total	$136,445	100%	$124,287	100%

The following summarizes NAIC ratings for RMBS and CMBS investments subject to NAIC modeling:

December 31,
	2022				2021
	RMBS		CMBS		RMBS		CMBS
NAIC	Carrying	% of	Carrying	% of	Carrying	% of	Carrying	% of
Class	Value	Total	Value	Total	Value	Total	Value	Total
	($ In Millions)

1	$391	82%	$1,693	75%	$584	88%	$1,672	76%
2	29	6	202	9	12	2	115	5
3	32	7	160	7	25	4	213	10
4	14	3	83	4	13	2	97	4
5	10	2	81	4	29	4	75	3
6	2	-	12	1	2	-	42	2
	$478	100%	$2,231	100%	$665	100%	$2,214	100%

The following is a summary of the carrying value and fair value of bonds as of December 31, 2022 by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties. Securities with more than one maturity date are included in the table using the final maturity date.

	Carrying	Fair
	Value	Value
	(In Millions)

Due in one year or less	$4,228	$4,177
Due after one year through five years	31,270	30,400
Due after five years through ten years	38,406	36,062
Due after ten years	62,541	53,661
Total	$136,445	$124,300
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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Sales proceeds and related gross realized capital gains (losses) from bonds were as follows:

	Years Ended
	December 31,
	2022	2021	2020
	(In Millions)

Proceeds from sales	$16,097	$21,687	$15,457
Gross realized capital gains from sales	143	406	1,416
Gross realized capital losses from sales	(624)	(135)	(251)

The following is a summary of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position:

	December 31, 2022
	Less Than 12 Months			12 Months or Longer
			Number			Number
	Fair	Unrealized	of	Fair	Unrealized	of
	Value	Losses	Issuers	Value	Losses	Issuers
	($ In Millions)

U.S. government and agencies	$1,609	$243	15	$1,113	$153	7
All other governments	447	46	33	737	220	27
States, territories and possessions	87	3	11	74	6	3
Political subdivisions	155	13	17	62	10	4
Special revenue	1,477	123	176	291	58	67
Industrial and miscellaneous	51,038	5,265	2,735	27,854	6,471	1,807
Parent, subsidiaries and affiliates	2,575	83	28	1,046	144	11
Total	$57,388	$5,776	3,015	$31,177	$7,062	1,926

The December 31, 2022 gross unrealized losses include $102 million of losses included in the carrying value. These losses include $104 million from NAIC Class 6 bonds and $(2) million from RMBS and CMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2021
	Less Than 12 Months			12 Months or Longer
			Number			Number
	Fair	Unrealized	of	Fair	Unrealized	of
	Value	Losses	Issuers	Value	Losses	Issuers
	($ In Millions)

U.S. government and agencies	$740	$5	5	$74	$7	6
All other governments	240	7	21	166	13	10
States, territories and possessions	-	-	2	6	-	1
Political subdivisions	1	-	2	-	-	-
Special revenue	205	3	22	32	1	23
Industrial and miscellaneous	16,855	315	1,408	6,122	400	647
Parent, subsidiaries and affiliates	580	10	3	316	9	1
Total	$18,621	$340	1,463	$6,716	$430	688

The December 31, 2021 gross unrealized losses include $74 million of losses included in the carrying value. These losses include $73 million from NAIC Class 6 bonds and $1 million from RMBS and CMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2022 and 2021, management has not deemed these unrealized losses to be other than temporary because the investment’s carrying value is expected to be realized and the Company has the ability and intent not to sell these investments until recovery, which may be at maturity.

As of December 31, 2022, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $20,311 million. Securities in an unrealized loss position for less than 12 months had a fair value of $14,684 million and unrealized losses of $892 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $5,626 million and unrealized losses of $894 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2021, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $8,162 million. Securities in an unrealized loss position for less than 12 months had a fair value of $6,285 million and unrealized losses of $66 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $1,877 million and unrealized losses of $134 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

In the course of the Company’s investment management activities, securities may be sold and reacquired within 30 days to enhance the Company’s yield on its investment portfolio. The Company did not sell any securities with the NAIC Designation 3 or below for the years ended December 31, 2022 or 2021, that were reacquired within 30 days of the sale date.

The Company had assets on deposit with government authorities or trustees, as required by law, in the amount of $10 million as of December 31, 2022 and December 31, 2021.

32

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Residential mortgage-backed exposure

RMBS are included in the U.S. government and agencies, special revenue, and industrial and miscellaneous bond categories. The Alt-A category includes option adjustable-rate mortgages and the subprime category includes 'scratch and dent' or reperforming pools, high loan-to-value pools, and pools where the borrowers have very impaired credit but the average loan-to-value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

As of December 31, 2022, RMBS had a total carrying value of $2,308 million and a fair value of $2,266 million, of which approximately 8%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $999 million and a fair value of $993 million. As of December 31, 2021, RMBS had a total carrying value of $2,068 million and a fair value of $2,154 million, of which approximately 16%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $975 million and a fair value of $1,025 million.

During the year ended December 31, 2022, there were no significant credit downgrades for the securities held by the Company that were backed by residential mortgage pools.

Leveraged loan exposure

Leveraged loans are loans extended to companies that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates higher than typical loans, reflecting the additional risk of default from issuers with high debt-to-equity ratios.

As of December 31, 2022, total leveraged loans and leveraged loan CDOs had a carrying value of $26,332 million and a fair value of $25,664 million, of which approximately 81%, based on carrying value, were domestic leveraged loans and CDOs. As of December 31, 2021, total leveraged loans and leveraged loan CDOs had a carrying value of $19,707 million and a fair value of $19,842 million, of which approximately 78%, based on carrying value, were domestic leveraged loans and CDOs.

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower's risk profile and ability to refinance and the return provided to the borrower from the underlying collateral. These investments had a carrying value of $2,699 million and fair value of $2,285 million as of December 31, 2022 and a carrying value of $2,678 million and fair value of $2,689 million as of December 31, 2021.

b.	Preferred stocks

The carrying value and fair value of preferred stocks were as follows:

	December 31,
	2022	2021
	(In Millions)

Carrying value	$451	$555
Gross unrealized gains	9	115
Gross unrealized losses	(14)	-
Fair value	$446	$670
33

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2022, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $245 million in 17 issuers, $55 million of which was in an unrealized loss position for more than 12 months. As of December 31, 2021, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $37 million in 3 issuers, $11 million of which was in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2dd. “Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2022 or 2021.

The Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $323 million as of December 31, 2022 and $409 million as of December 31, 2021.

c.	Common stocks – subsidiaries and affiliates

The Company has two primary domestic life insurance subsidiaries, C.M. Life, which primarily provides fixed and variable annuities and universal life insurance business, and MML Bay State, a subsidiary of C.M. Life, which primarily issues variable life and bank-owned life insurance policies.

Summarized below is certain combined statutory financial information for the unconsolidated domestic life insurance subsidiaries:

	As of and for the Years Ended
	December 31,
	2022	2021	2020
	(In Millions)

Total revenue	$577	$682	$674
Net income	155	106	114
Assets	12,870	14,270	14,489
Liabilities	11,090	12,636	12,750
Shareholder's equity	1,780	1,634	1,739

In 2022, C.M. Life paid $163 million in dividends to MassMutual and paid $173 million in dividends to MassMutual in 2021.

In 2022, MassMutual contributed capital of $50 million to C.M. Life.

MMHLLC, a wholly-owned subsidiary of MassMutual, is the parent of subsidiaries that include Barings LLC (Barings) and deals in markets that include retail and institutional asset management entities and registered broker dealers.

The MMHLLC statutory carrying value was $17.2 billion, which included $151 million of nonadmitted asset adjustments as of December 31, 2022 and $17.2 billion as of December 31, 2021, which included $58 million nonadmitted asset adjustments.

34

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Summarized below is certain U.S. GAAP financial information for MMHLLC:

	As of and for the Years Ended
	December 31,
	2022	2021	2020
	(In Billions)
Total revenue	$3.6	$4.9	$3.2
Net income	0.6	1.7	0.7
Assets	27.2	25.5	24.9
Liabilities	8.2	7.6	8.4
Member's equity	18.9	17.9	16.5

MMHLLC paid $604 million in dividends to MassMutual for the year ended December 31, 2022, $344 million of which were declared in 2021, and paid $1,200 million in dividends to MassMutual for the year ended December 31, 2021, $1,000 million of which were declared in 2020.

MMHLLC declared an additional $450 million in dividends to MassMutual for the year ended December 31, 2022.

MassMutual contributed capital of $660 million to MMHLLC for the year ended December 31, 2022 and $389 million for the year ended December 31, 2021.

Summarized below is certain U.S. GAAP financial information for Glidepath:

	As of and for the Years Ended December 31,
	2022	2021
	(In Billions)
Total revenue	$1.2	$0.6
Net income (loss)	1.0	(0.1)
Assets	51.0	50.3
Liabilities	48.8	46.9
Member's equity	2.2	3.4

Summarized below is certain U.S. GAAP financial information for MMIH:

	As of and for the Years Ended
	December 31,
	2022	2021	2020
	(In Billions)
Total revenue	$0.3	$0.3	$0.3
Net income	0.1	0.1	0.1
Assets	9.3	8.8	9.0
Liabilities	7.6	7.0	7.4
Member's equity	1.7	1.8	1.6
35

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Subsidiaries of MMHLLC are involved in litigation and investigations arising in the ordinary course of their business, which seek compensatory damages, punitive damages and equitable remedies. Although the Company is not aware of any actions or allegations that reasonably could give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular proceeding may be material to the Company’s Statutory Statements of Changes in Surplus for a particular period depending upon, among other factors, the size of the loss and the level of the Company’s changes in surplus for the period.

The Company does not rely on dividends from its subsidiaries to meet its operating cash flow requirements. For the domestic life insurance subsidiaries, substantially all of their statutory shareholder’s equity of $1,780 million as of December 31, 2022 was subject to dividend restrictions imposed by the State of Connecticut.

For further information on related party transactions with subsidiaries and affiliates, see Note 17. “Related party transactions”.

d.	Common stocks - unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,
	2022	2021
	(In Millions)

Adjusted cost basis	$1,198	$983
Gross unrealized gains	317	312
Gross unrealized losses	(38)	(18)
Carrying value	$1,477	$1,277

As of December 31, 2022, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $268 million in 68 issuers, $78 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2021, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $271 million in 134 issuers, $243 million of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2dd. “Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2022 or 2021.

The Company held common stocks, for which the transfer of ownership was restricted by contractual requirements, with carrying values of $135 million as of December 31, 2022 and $158 million as of December 31, 2021.

e.	Mortgage loans

Mortgage loans are comprised of commercial mortgage loans and residential mortgage loans. The Company’s commercial mortgage loans primarily finance various types of real estate properties throughout the U.S., the United Kingdom and Canada. The Company holds commercial mortgage loans for which it is the primary lender or a participant or co-lender in a mortgage loan agreement and mezzanine loans that are subordinate to senior secured first liens. The Company's loan agreements with the senior lender contain negotiated provisions that are designed to maximize the Company's influence with the objective of mitigating the Company’s risks as the secondary lender for mezzanine loans. Commercial mortgage loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

36

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Residential mortgage loans are primarily seasoned pools of homogeneous residential mortgage loans substantially backed by Federal Housing Administration (FHA) and Veterans Administration (VA) guarantees. As of December 31, 2022 and 2021, the Company did not have any direct subprime exposure through the purchases of unsecuritized whole-loan pools.

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. The mortgage loan portfolio is diverse with no significant collateral concentrations in any particular geographic region as of December 31, 2022 or 2021.

The carrying value and fair value of the Company's mortgage loans were as follows:

	December 31, 2022		December 31, 2021
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	(In Millions)
Commercial mortgage loans:
Primary lender	$20,662	$19,065	$21,419	$22,141
Mezzanine loans	94	87	117	118
Total commercial mortgage loans	20,756	19,152	21,536	22,259

Residential mortgage loans:
FHA insured and VA guaranteed	2,304	2,128	4,107	4,138
Other residential loans	1,912	1,764	702	711
Total residential mortgage loans	4,216	3,892	4,809	4,849
Total mortgage loans	$24,972	$23,044	$26,345	$27,108
37

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The loan-to-value ratios by property type of the Company's commercial mortgage loans were as follows:

	December 31, 2022
	Less Than	81% to	Above		% of
	81%	95%	95%	Total	Total
	($ In Millions)

Office	$6,843	$-	$34	$6,877	33%
Apartments	5,437	447	-	5,884	28
Industrial and other	3,447	26	-	3,473	17
Retail	2,449	-	-	2,449	12
Hotels	1,982	91	-	2,073	10
Total	$20,158	$564	$34	$20,756	100%

	December 31, 2021
	Less Than	81% to	Above		% of
	81%	95%	95%	Total	Total
	($ In Millions)

Office	$7,047	$130	$-	$7,177	33%
Apartments	5,626	91	175	5,892	27
Industrial and other	3,572	26	27	3,625	17
Retail	2,554	-	14	2,568	12
Hotels	2,087	119	68	2,274	11
Total	$20,886	$366	$284	$21,536	100%

More than 97% of the Company’s commercial mortgage loans’ loan-to-value ratios are below 81% for the years ended December 31, 2022 and 2021.

The Company uses an internal rating system as its primary method of monitoring credit quality. The following illustrates the Company’s mortgage loan portfolio rating, translated into the equivalent rating agency designation:

	December 31, 2022
					CCC and
	AAA/AA/A	BBB	BB	B	Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$7,632	$10,300	$2,306	$354	$70	$20,662
Mezzanine loans	-	37	57	-	-	94
Total commercial mortgage loans	7,632	10,337	2,363	354	70	20,756
Residential mortgage loans:
FHA insured and VA guaranteed	2,299	5	-	-	-	2,304
Other residential loans	61	1,832	19	-	-	1,912
Total residential mortgage loans	2,360	1,837	19	-	-	4,216
Total mortgage loans	$9,992	$12,174	$2,382	$354	$70	$24,972
38

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2021
					CCC and
	AAA/AA/A	BBB	BB	B	Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$7,453	$10,028	$3,525	$304	$109	$21,419
Mezzanine loans	-	42	75	-	-	117
Total commercial mortgage loans	7,453	10,070	3,600	304	109	21,536
Residential mortgage loans:
FHA insured and VA guaranteed	4,107	-	-	-	-	4,107
Other residential loans	2	581	119	-	-	702
Total residential mortgage loans	4,109	581	119	-	-	4,809
Total mortgage loans	$11,562	$10,651	$3,719	$304	$109	$26,345

The maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 100.0% as of December 31, 2022 and 100.0% as of December 31, 2021.

The geographic distribution of commercial mortgage loans was as follows:

	December 31, 2022
		Average
	Carrying	Loan-to-Value
	Value	Ratio
	($ In Millions)

California	$4,632	50%
New York	2,157	54%
United Kingdom	2,008	48%
Texas	1,867	54%
Illinois	1,472	51%
Washington	1,114	53%
District of Columbia	1,041	58%
All other	6,465	55%
Total commercial mortgage loans	$20,756	53%

All other consists of 31 jurisdictions, with no individual exposure exceeding $897 million.

39

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2021
		Average
	Carrying	Loan-to-Value
	Value	Ratio
	($ In Millions)

California	$4,809	52%
United Kingdom	2,486	49%
New York	2,057	55%
Texas	1,954	57%
Illinois	1,598	67%
Washington	1,139	50%
District of Columbia	1,051	56%
All other	6,442	55%
Total commercial mortgage loans	$21,536	55%

All other consists of 30 jurisdictions, with no individual exposure exceeding $889 million.

Interest rates, including fixed and variable, on the Company's portfolio of mortgage loans were:

	Years Ended December 31,
	2022		2021
	Low	High	Low	High

Commercial mortgage loans	1.7%	11.7%	1.6%	9.0%
Residential mortgage loans	2.2%	11.7%	2.7%	10.0%
Mezzanine mortgage loans	5.3%	13.3%	3.3%	6.6%

Interest rates, including fixed and variable, on new mortgage loans were:

	Years Ended December 31,
	2022		2021
	Low	High	Low	High

Commercial mortgage loans	2.6%	11.7%	1.6%	5.9%
Residential mortgage loans	2.6%	11.7%	2.8%	8.5%
Mezzanine mortgage loans	12.2%	13.3%	3.3%	5.9%
40

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2022, the Company had impaired mortgage loans with or without a valuation allowance or mortgage loans derecognized as a result of foreclosure, including mortgage loans subject to a participant or co-lender mortgage loan agreement with a unilateral mortgage loan foreclosure restriction or mortgage loan derecognized as a result of a foreclosure.

The following presents a summary of the Company's impaired mortgage loans as of December 31, 2022 and as of December 31, 2021:

	December 31, 2022
		Average	Unpaid
	Carrying	Carrying	Principal	Valuation	Interest
	Value	Value	Balance	Allowance	Income
	(In Millions)
With no allowance recorded:
Commercial mortgage loans:
Primary lender	$14	$15	$17	$-	$1
Total	14	15	17	-	1
Total impaired commercial mortgage loans	$14	$15	$17	$-	$1

	December 31, 2021
		Average	Unpaid
	Carrying	Carrying	Principal	Valuation	Interest
	Value	Value	Balance	Allowance	Income
	(In Millions)
With no allowance recorded:
Commercial mortgage loans:
Primary lender	$48	$51	$105	$-	$-
Total	48	51	105	-	-
Total impaired commercial mortgage loans	$48	$51	$105	$-	$-

The Company did not hold any restructured mortgage loans, mortgage loans with principal or interest past due, or mortgage loans with suspended interest accruals as of December 31, 2022 or 2021. The carrying value of commercial mortgage loans subject to a participant or co-lender mortgage loan agreement was $1,264 million as of December 31, 2022 and $1,279 million as of December 31, 2021.

41

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Real estate

The carrying value of real estate was as follows:

	December 31,
	2022	2021
	(In Millions)
Held for the production of income	$351	$1,755
Accumulated depreciation	(78)	(846)
Encumbrances	(285)	(892)
Held for the production of income, net	(12)	17
Held for sale	76	-
Accumulated depreciation	(74)	-
Held for sale, net	2	-
Occupied by the Company	574	641
Accumulated depreciation	(209)	(263)
Occupied by the Company, net	365	378
Total real estate	$355	$395

Depreciation expense on real estate was $36 million for the year ended December 31, 2022, $91 million for the year ended December 31, 2021 and $85 million for the year ended December 31, 2020.

g.	Partnerships and limited liability companies

The carrying value of partnership and LLC holdings by annual statement category were:

	December 31,	December 31,
	2022	2021
	(In Millions)
Joint venture interests:
Common stocks - subsidiaries and affiliates	$2,090	$2,474
Common stocks - unaffiliated	3,353	3,252
Real estate	2,212	1,907
Bonds/preferred stock	1,058	1,139
Other	1,144	1,579
Mortgage loans	1,930	1,676
Surplus notes	389	358
LIHTCs	120	160
Total	$12,296	$12,545

The Company held eight affiliated partnerships and limited liability companies in a loss position with accumulated losses of $75 million as of December 31, 2022, and three affiliated partnerships and limited liability companies in a loss position with accumulated losses of $52 million as of December 31, 2021.

The Company’s unexpired tax credits expire within a range of less than 1 year to 13 years.

The Company recorded tax credits on these investments of $52 million for the year ended December 31, 2022 and $47 million for the year ended December 31, 2021. The minimum holding period required for the Company’s LIHTC investments extends from 1 year to 15 years.

42

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

For determining impairments for LIHTC investments, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 4.3% for future benefits of two years to 3.6% for future benefits of ten or more years, and compares the result to its current carry value. The Company recorded $1 million of impairments for the year ended December 31, 2022.

There were no write-downs or reclassifications of LIHTC partnerships made during the years ended December 31, 2022 or December 31, 2021, due to forfeiture or ineligibility of tax credits or similar issues. There are no LIHTC investments subject to regulatory review for the years ended December 31, 2022 or 2021.

In 2021, the Company recognized a $411 million OTTI from one investment.

h.	Derivatives

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce currency, interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create replicated synthetic investments. These replicated synthetic investments are created when they are economically more attractive than the actual instrument or when similar instruments are unavailable. Replicated synthetic investments are created either to hedge and reduce the Company's credit exposure or to create an investment in a particular asset. The Company held replicated synthetic investments with a notional amount of $31,264 million as of December 31, 2022 and $21,873 million as of December 31, 2021, as defined under statutory accounting practices as the result of pairing of a long derivative contract with cash instruments.

The Company’s derivative strategy employs a variety of derivative financial instruments: including interest rate, currency, equity, bond, and credit default swaps; options; forward contracts and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not generally designated in hedging relationships; therefore, as allowed by statutory accounting practices, the Company intentionally has not applied hedge accounting.

Interest rate swaps are primarily used to more closely match the cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments. The Company uses currency swaps for the purpose of managing currency exchange risks in its assets and liabilities.

The Company does not sell credit default swaps as a participant in the credit insurance market. The Company does, however, use credit default swaps as part of its investment management process. The Company buys credit default swaps as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells credit default swaps in order to create synthetic investment positions that enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market.

Options grant the purchaser the right to buy or sell a security or enter a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 15 years. A swaption is an option to enter an interest rate swap to either receive or pay a fixed rate at a future date. The Company purchases these options for the purpose of managing interest rate risks in its assets and liabilities.

43

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company adopted a clearly defined hedging strategy (CDHS) to enable the Company to incorporate currently held hedges in risk-based capital (RBC) calculations. The CDHS is used to significantly mitigate the impact that movements in capital markets have on the liabilities associated with annuity guarantees. The hedge portfolio consists mainly of interest rate swaps, equity swaps, interest rate swaptions and equity futures, and provides protection in the stress scenarios under which RBC is calculated. The hedge portfolio has offsetting impacts relative to the total asset requirement for RBC and surplus for GMDB and VAGLB.

The Company utilizes certain other agreements including forward contracts and financial futures. In addition, the Company also uses “to be announced” forward contracts (TBAs) to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost-effective way. Typically, the price is agreed upon at contract inception and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus, accounts for these TBAs as derivatives. TBAs that settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Forward contracts and financial futures are used by the Company to reduce exposures to various risks including interest rates and currency rates.

The Company’s principal derivative exposures to market risk are interest rate risk, which includes inflation and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as a result of changes in market interest rates. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company regularly monitors counterparty credit ratings, derivative positions, valuations and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized and monitors its derivative credit exposure as part of its overall risk management program.

The Company enters derivative transactions through bilateral derivative agreements with counterparties, or through over the counter cleared derivatives with a counterparty and the use of a clearinghouse. To minimize credit risk for bilateral transactions, the Company and its counterparties generally enter into master netting agreements based on agreed upon requirements that outline the framework for how collateral is to be posted in the amount owed under each transaction, subject to certain minimums. For over the counter cleared derivative transactions between the Company and a counterparty, the parties enter into a series of master netting and other agreements that govern, among other things, clearing and collateral requirements. These transactions are cleared through a clearinghouse and each derivative counterparty is only exposed to the default risk of the clearinghouse. Certain interest rate swaps and credit default swaps are considered cleared transactions. These cleared transactions require initial and daily variation margin collateral postings. These agreements allow for contracts in a positive position, in which amounts are due to the Company, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s credit exposure.

Net collateral pledged by the counterparties was $2,427 million as of December 31, 2022 and $5,369 million as of December 31, 2021. In the event of default, the full market value exposure at risk in a net gain position, net of offsets and collateral, was $634 million as of December 31, 2022 and $230 million as of December 31, 2021. The statutory net amount at risk, defined as net collateral pledged and statement values excluding accrued interest, was $5,518 million as of December 31, 2022 and $579 million as of December 31, 2021.

The Company had the right to rehypothecate or repledge securities totaling $770 million of the $2,427 million as of December 31, 2022 and $717 million of the $5,369 million as of December 31, 2021 of net collateral pledged by counterparties. There were no securities rehypothecated to other counterparties as of December 31, 2022 or December 31, 2021.

44

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2022
	Assets		Liabilities
	Carrying	Notional	Carrying	Notional
	Value	Amount	Value	Amount
	(In Millions)

Interest rate swaps	$18,287	$134,714	$13,036	$136,705
Options	639	14,529	6	-
Currency swaps	3,071	27,615	709	14,814
Forward contracts	14	1,250	236	7,287
Credit default swaps	-	-	13	1,580
Financial futures	21	2,334	3	369
Total	$22,032	$180,442	$14,003	$160,755

	December 31, 2021
	Assets		Liabilities
	Carrying	Notional	Carrying	Notional
	Value	Amount	Value	Amount
	(In Millions)

Interest rate swaps	$15,004	$112,580	$10,598	$123,919
Options	321	15,970	4	-
Currency swaps	948	12,662	200	5,363
Forward contracts	68	4,532	69	5,041
Credit default swaps	-	60	1	35
Financial futures	38	2,303	5	373
Total	$16,379	$148,107	$10,877	$134,731

The average fair value of outstanding derivative assets was $18,766 million for the years ended December 31, 2022 and $16,833 million for the years ended December 31, 2021. The average fair value of outstanding derivative liabilities was $10,938 million for the years ended December 31, 2022 and $12,329 million for the years ended December 31, 2021.

The following summarizes the notional amounts of the Company's credit default swaps by contractual maturity:

	December 31,	December 31,
	2022	2021
	(In Millions)

Due after one year through five years	$1,580	$95
Total	$1,580	$95
45

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company’s gross notional interest rate swap positions:

	December 31,
	2022	2021
	(In Millions)

Open interest rate swaps in a fixed pay position	$128,337	$112,400
Open interest rate swaps in a fixed receive position	137,686	120,764
Other interest related swaps	5,396	3,335
Total interest rate swaps	$271,419	$236,499

The following summarizes the Company’s net realized gains (losses) on closed contracts and change in net unrealized gains (losses) related to market fluctuations on open contracts by derivative type:

	Year Ended
	December 31, 2022
	Net Realized	Change In Net
	Gains (Losses)	Unrealized Gains
	on Closed	(Losses) on
	Contracts	Open Contracts
	(In Millions)

Interest rate swaps	$(717)	$846
Currency swaps	69	2,204
Options	(6)	385
Credit default swaps	2	(17)
Forward contracts	853	(222)
Financial futures	(902)	(15)
Total	$(701)	$3,181

	Year Ended
	December 31, 2021
	Net Realized	Change In Net
	Gains (Losses)	Unrealized Gains
	on Closed	(Losses) on
	Contracts	Open Contracts
	(In Millions)

Interest rate swaps	$(451)	$458
Currency swaps	(25)	1,094
Options	(126)	74
Credit default swaps	2	-
Forward contracts	109	216
Financial futures	(315)	92
Total	$(806)	$1,934

46

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Year Ended
	December 31, 2020
	Net Realized	Change In Net
	Gains (Losses)	Unrealized Gains
	on Closed	(Losses) on
	Contracts	Open Contracts
	(In Millions)

Interest rate swaps	$465	$2,503
Currency swaps	196	(1,028)
Options	449	(111)
Credit default swaps	8	-
Forward contracts	(195)	(71)
Financial futures	381	50
Total	$1,304	$1,343

The following summarizes gross and net information of derivative assets and liabilities, along with collateral posted in connection with master netting agreements:

	December 31, 2022			December 31, 2021
	Derivative	Derivative		Derivative	Derivative
	Assets	Liabilities	Net	Assets	Liabilities	Net
	(In Millions)

Gross	$22,032	$14,003	$8,029	$16,379	$10,877	$5,502
Due and accrued	733	1,689	(956)	1,093	1,769	(676)
Gross amounts offset	(15,378)	(15,378)	-	(12,429)	(12,429)	-
Net asset	7,387	314	7,073	5,043	217	4,826
Collateral posted	(4,821)	(2,394)	(2,427)	(6,873)	(1,503)	(5,370)
Net	$2,566	$(2,080)	$4,646	$(1,830)	$(1,286)	$(544)

i.	Repurchase agreements

The Company had repurchase agreements with carrying values of $3,042 million as of December 31, 2022 and $2,802 million as of December 31, 2021. As of December 31, 2022, the maturities of these agreements ranged from January 5, 2023 through February 2, 2023 and the interest rates ranged from 4.35% to 4.55%. The outstanding amounts were collateralized by cash and bonds with a carrying value of $3,049 million as of December 31, 2022 and $2,803 million as of December 31, 2021.

47

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company’s maximum amount and ending balance for repurchase agreements accounted for as secured borrowing for the years ended:

	December 31,
	2022		2021
	Maximum	Ending	Maximum	Ending
	balance	balance	balance	balance
	(In Millions)
From 1 week to 1 month	$773	$398	$198	$-
Greater than 1 month to 3 months	3,227	2,644	1,614	1,067
Greater than 3 months to 1 year	1,937	-	2,899	1,735
Total	$5,937	$3,042	$4,711	$2,802

The following presents the Company’s cash collateral and the fair value of security collateral received for the years ended:

	December 31,
	2022		2021
	Cash	Securities	Cash	Securities
	(In Millions)
Total	$88	$-	$-	$-

j.	Net investment income

Net investment income, including IMR amortization, comprised the following:

	Years Ended December 31,
	2022	2021	2020
	(In Millions)

Bonds	$5,215	$4,437	$4,526
Preferred stocks	22	17	22
Common stocks - subsidiaries and affiliates	878	717	1,243
Common stocks - unaffiliated	102	55	34
Mortgage loans	1,118	1,145	1,225
Policy loans	1,141	1,103	965
Real estate	79	162	91
Partnerships and LLCs	1,014	1,171	583
Derivatives	464	539	487
Cash, cash equivalents and short-term investments	80	61	93
Other	35	18	44
Subtotal investment income	10,148	9,425	9,313
Amortization of the IMR	(50)	150	111
Investment expenses	(796)	(730)	(672)
Net investment income	$9,302	$8,845	$8,752
48

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

k.	Net realized capital gains (losses)

Net realized capital gains (losses), which include other-than-temporary impairments (OTTI) and are net of deferral to the IMR, comprised the following:

	Years Ended
	December 31,
	2022	2021	2020
	(In Millions)

Bonds	$(889)	$199	$1,025
Preferred stocks	(6)	9	(14)
Common stocks - subsidiaries and affiliates	(13)	10	1
Common stocks - unaffiliated	64	147	(89)
Mortgage loans	(41)	(7)	(72)
Real estate	127	24	(30)
Partnerships and limited liability companies	(355)	(413)	(73)
Derivatives	(701)	(806)	1,304
Other	(74)	7	(64)
Net realized capital losses before federal and state taxes and deferral to the IMR	(1,888)	(830)	1,988
Net federal and state tax benefit (expense)	94	(86)	(361)
Net realized capital losses before deferral to the IMR	(1,794)	(916)	1,627
Net after tax losses deferred to the IMR	2,120	382	(2,213)
Net realized capital gains (losses)	$326	$(534)	$(586)

The IMR liability balance was $0 million as of December 31, 2022 and $1,552 million as of December 31, 2021 and was included in other liabilities on the Statutory Statements of Financial Position.

OTTI, included in the realized capital losses, consisted of the following:

Years Ended December 31,
2022		2021	2020
(In Millions)

Bonds	$(416)	$(80)	$(140)
Preferred stock	(6)	-	-
Common stocks - unaffiliated	(2)	(11)	(80)
Mortgage loans	(4)	(17)	(40)
Partnerships and LLCs	(183)	(483)	(89)
Total OTTI	$(611)	(591)	(349)

The Company recognized OTTI of $14 million for the year ended December 31, 2022 and $7 million for the year ended December 31, 2021 on structured and loan-backed securities, which are included in bonds, primarily due to the present value of expected cash flows being less than the amortized cost.

49

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company utilized internally-developed models to determine less than 1% of the $416 million of bond OTTI for the year ended December 31, 2022, less than 1% of the $80 million of bond OTTI for the year ended December 31, 2021 and less than 1% of the $140 million of bond OTTI for the year ended December 31, 2020. The remaining OTTI amounts were determined using external inputs such as publicly observable fair values and credit ratings. Refer to Note 2dd. “Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for more information on assumptions and inputs used in the Company’s OTTI models.

6.	Federal income taxes

On August 16th, 2022, the Inflation Reduction Act (“IRA”) was signed into law and includes certain corporate income tax provisions. Impacts to the Company include the imposition of a corporate alternative minimum tax “CAMT” applicable to tax years beginning after December 31, 2022. The CAMT imposes a 15% minimum tax on adjusted financial statement income on applicable corporations that have an average adjusted financial statement income over $1 billion in the prior three-year period (2020-2022). As of the reporting date, the Company has not determined if it will be liable for CAMT in 2023. In accordance with INT 22-02: Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act – Corporate Alternative Minimum Tax, the financial statements do not include an estimated impact of the CAMT because a reasonable estimate cannot be made. The United States Treasury Secretary has been authorized to issue guidance on the CAMT and pending such guidance the Company is not able to make a reasonable estimate.

In response to the COVID-19 pandemic, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law on March 27, 2020 and the Consolidated Appropriations Act (CAA), 2021 was signed into law on December 27, 2020. The CARES Act, among other things, permits net operating loss (NOL) carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. In addition, the CARES Act allows NOLs incurred in 2018, 2019, and 2020 to be carried back to each of the five preceding taxable years to generate a refund of previously paid income taxes. The CAA extends and expands certain tax provisions of the CARES Act. The CARES Act as well as the CAA did not have a material effect on the consolidated financial statements.

The Company provides for DTAs in accordance with statutory accounting practices, and has met the required threshold to utilize the three-year reversal period and 15% of surplus limitation.

50

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The net DTA or deferred tax liability (DTL) recognized in the Company's assets, liabilities and surplus is as follows:

	December 31, 2022
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$3,444	$742	$4,186
Statutory valuation allowance adjustment	-	-	-
Adjusted gross DTAs	3,444	742	4,186
DTAs nonadmitted	-	-	-
Subtotal net admitted DTA	3,444	742	4,186
Total gross DTLs	(2,045)	(912)	(2,957)
Net admitted DTA(L)	$1,399	$(170)	$1,229

	December 31, 2021
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$3,136	$372	$3,508
Statutory valuation allowance adjustment	-	-	-
Adjusted gross DTAs	3,136	372	3,508
DTAs nonadmitted	-	-	-
Subtotal net admitted DTA	3,136	372	3,508
Total gross DTLs	(2,090)	(708)	(2,798)
Net admitted DTA(L)	$1,046	$(336)	$710

	Change
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$308	$370	$678
Statutory valuation allowance adjustment	-	-	-
Adjusted gross DTAs	308	370	678
DTAs nonadmitted	-	-	-
Subtotal net admitted DTA	308	370	678
Total gross DTLs	45	(204)	(159)
Net admitted DTA(L)	$353	$166	$519
51

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The amount of adjusted gross DTA admitted under each component of the guidance and the resulting change by tax character are as follows:

	December 31, 2022
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$-	$63	$63
Remaining adjusted gross DTAs expected to be realized within 3 years:
1. Adjusted gross DTA to be realized	1,287	-	1,287
2. Adjusted gross DTA allowed per limitation threshold	4,005	-	4,005
Lesser of lines 1 or 2	1,287	-	1,287
Adjusted gross DTAs offset by existing DTLs	2,158	678	2,836
Total admitted DTA realized within 3 years	$3,445	$741	$4,186

	December 31, 2021
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$-	$89	$89
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	1,129	-	1,129
2. Adjusted gross DTA allowed per limitation threshold	3,938	-	3,938
Lesser of lines 1 or 2	1,129	-	1,129
Adjusted gross DTAs offset by existing DTLs	2,007	283	2,290
Total admitted DTA realized within 3 years	$3,136	$372	$3,508

	Change
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$-	$(26)	$(26)
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	158	-	158
2. Adjusted gross DTA allowed per limitation threshold	67	-	67
Lesser of lines 1 or 2	158	-	158
Adjusted gross DTAs offset by existing DTLs	151	395	546
Total admitted DTA realized within 3 years	$309	$369	$678
52

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company's total realization threshold limitations are as follows:

	December 31,
	2022	2021
	($ In Millions)

Ratio percentage used to determine recovery period and threshold limitation	860%	850%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$26,703	$26,256

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs, including the impact of available carryback and carryforward periods, projected taxable income and tax-planning strategies in making this assessment. The impact of tax-planning strategies is as follows:

	December 31, 2022
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	-%	-%	-%

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	69%	-%	69%

	December 31, 2021
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	-%	-%	-%

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	46%	-%	46%

	Change
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	-%	-%	-%

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	23%	-%	23%

There are no reinsurance strategies included in the Company's tax-planning strategies.

53

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2022	2021	2020
	(In Millions)

Federal income tax expense (benefit) on operating earnings	$(92)	$69	$133
Foreign income tax expense on operating earnings	28	3	2
Total federal and foreign income tax expense (benefit) on operating earnings	(64)	72	135

Federal income tax expense (benefit) on net realized capital gains (losses)	(106)	43	359

Total federal and foreign income tax expense (benefit)	$(170)	$115	$494
54

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2022	2021	Change
	(In Millions)
DTAs:
Ordinary
Reserve items	$1,522	$1,363	$159
Policy acquisition costs	856	759	97
Nonadmitted assets	305	295	10
Pension and compensation related items	49	71	(22)
Policyholders' dividends	218	208	10
Investment items	224	240	(16)
Expense items	59	67	(8)
Unrealized investment losses	-	-	-
Other	211	133	78
Total ordinary DTAs	3,444	3,136	308
Nonadmitted DTAs	-	-	-
Admitted ordinary DTAs	3,444	3,136	308

Capital
Unrealized investment losses	397	38	359
Expense items	18	18	-
Investment items	327	316	11
Total capital DTAs	742	372	370
Admitted capital DTAs	742	372	370

Admitted DTAs	4,186	3,508	678

DTLs:
Ordinary
Reserve items	212	284	(72)
Unrealized investment gains	1,104	926	178
Deferred and uncollected premium	295	281	14
Pension items	68	61	7
Investment items	5	200	(195)
Other	361	338	23
Total ordinary DTLs	2,045	2,090	(45)

Capital
Unrealized investment gains	821	546	275
Investment items	91	162	(71)
Total capital DTLs	912	708	204

Total DTLs	2,957	2,798	159

Net admitted DTA	$1,229	$710	$519
55

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes comprised the following:

	Years Ended December 31,
	2022	2021	2020
	(In Millions)

Net DTA(L)	$520	$201	$(599)
Less: Items not recorded in the change in net deferred income taxes:
Tax-effect of unrealized gains/(losses)	105	343	576
Tax-effect of changes from asset transfers	37	-	-
Change in net deferred income taxes	$662	$544	$(23)

As of December 31, 2022, the Company had no net operating or capital loss carryforwards to include in deferred income taxes. The Company has $107 million in tax credit carryforwards included in deferred taxes.

The components of federal and foreign income tax are recorded in the Statutory Statements of Operations and the Statutory Statements of Changes in Surplus and are different from those which would be obtained by applying the prevailing federal income tax rate to net gain from operations before federal income taxes. The significant items causing this difference are as follows:

	Years Ended December 31,
	2022	2021	2020
	(In Millions)
	21%	21%	21%

Provision computed at federal statutory rate	$(325)	$(92)	$967
Expense items	19	(38)	3
Foreign governmental income taxes	28	3	1
Investment items	(188)	(135)	(411)
Nonadmitted assets	(10)	4	11
Tax credits	(293)	(95)	(50)
Other	(63)	(76)	(4)
Total statutory income tax expense (benefit)	$(832)	$(429)	$517

Federal and foreign income tax expense (benefit)	$(170)	$115	$494
Change in net deferred income taxes	(662)	(544)	23
Total statutory income tax expense (benefit)	$(832)	$(429)	$517

The Company received refunds of federal income taxes in the amounts of $5 million in 2022 and paid $848 million in 2021.

The total income taxes incurred in the current and prior years that will be available for recoupment in the event of future net capital losses totaled $0 million related to 2022, $124 million related to 2021, and $430 million related to 2020.

56

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MassMutual and its eligible U.S. subsidiaries are included in a consolidated U.S. federal income tax return. MassMutual and its eligible U.S. subsidiaries also file income tax returns in various states and foreign jurisdictions. MassMutual and its eligible U.S. subsidiaries and certain affiliates (the Parties) have executed and are subject to a written tax allocation agreement (the Agreement). The Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Agreement provides MassMutual with the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur. Further, the Agreement provides MassMutual with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes.

Companies are generally required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns that may be challenged by various taxing authorities, in order to provide users of financial statements more information regarding potential liabilities. The Company recognizes tax benefits and related reserves in accordance with existing statutory accounting practices for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2022	$219
Gross change related to positions taken in prior years	-
Gross change related to settlements	-
Gross change related to positions taken in current year	(5)
Gross change related to lapse of statutes of limitations	-
Balance, December 31, 2022	$214

Included in the liability for unrecognized tax benefits as of December 31, 2022, are $202 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for the unrecognized tax benefits as of December 31, 2022 includes $8 million of unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate.

The Company recognized an increase of $5 million in accrued interest related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest recognized was $24 million as of December 31, 2022 and $20 million as of December 31, 2021. The Company has no accrued penalties related to the liability for unrecognized tax benefits. In the next year, the Company does not anticipate the total amount of uncertain tax positions to significantly increase or decrease.

The Internal Revenue Service (IRS) has completed its examination of MassMutual and its subsidiaries for the year 2013 and prior. The 2014-2016 tax years are in the process of going to Appeals for 3 carryforward issues.   The IRS commenced its examination of years 2017-2018 in October 2020. The adjustments resulting from these examinations are not expected to materially affect the position or liquidity of the Company.

As of December 31, 2022 and 2021, the Company did not recognize any protective deposits as admitted assets.

7.	Other than invested assets
a.	Corporate-owned life insurance

The Company holds corporate-owned life insurance issued by unaffiliated third-party insurers to cover the lives of certain qualified senior employees. The primary purpose of the program is to offset future employee benefit expenses. The Company pays all premiums and is the owner and beneficiary of these policies. The Company had recorded cash surrender values of these policies of $2,619 million as of December 31, 2022 and $2,666 million as of December 31, 2021.

57

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The cash surrender value is allocated by the following investment categories:

	December 31,
	2022	2021

Other invested assets	39%	33%
Bonds	32	33
Stocks	16	19
Cash and short-term investments	10	13
Real estate	3	2
	100%	100%

b.	Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading and reinsurance, are included in other than invested assets in the Company’s Statutory Statements of Financial Position. The following summarizes the deferred and uncollected life insurance premium on a gross basis, as well as, net of loading and reinsurance:

	December 31,
	2022		2021
	Gross	Net	Gross	Net
	(In Millions)

Ordinary new business	$163	$103	$186	$119
Ordinary renewal	1,159	1,145	1,001	1,030
Group life	10	10	11	11
Total	$1,332	$1,258	$1,198	$1,160

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in deferred and uncollected life insurance premium is included in premium income. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.

In certain instances, gross premium is less than net premium according to the standard valuation set by the Division and the Department. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use standard conservative valuation mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers. The Company had life insurance in force of 59,911 million as of December 31, 2022 and $71,636 million as of December 31, 2021 for which gross premium was less than net premium.

58

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

8. Policyholders’ liabilities
a.	Policyholders’ reserves

The Company had life insurance in force of $907,462 million as of December 31, 2022 and $859,865 million as of December 31, 2021.

The following summarizes policyholders' reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2022				2021
	Amount	Interest Rates			Amount	Interest Rates
	($ In Millions)

Individual life	$74,960	2.5%	-	6.0%	$69,910	2.5%	-	6.0%
Group annuities	18,692	1.0%	-	11.8%	16,948	1.0%	-	11.8%
Individual universal and variable life	25,180	3.5%	-	6.0%	23,105	3.5%	-	6.0%
Individual annuities	23,575	1.0%	-	11.8%	18,300	1.0%	-	11.8%
Group life	6,382	3.0%	-	4.0%	5,958	2.5%	-	4.5%
Disabled life claim reserves	1,831	3.0%	-	6.0%	1,840	3.5%	-	6.0%
Disability active life reserves	2,118	3.0%	-	6.0%	1,760	3.5%	-	6.0%
Other	478	2.5%	-	6.0%	448	2.5%	-	6.0%
Total	$153,216				$138,269

Individual life includes whole life and term insurance. Group life includes corporate-owned life insurance, bank-owned life insurance, group universal life and group variable universal life products. Individual annuities include individual annuity contracts, supplementary contracts involving life contingencies and structured settlements. Group annuities include deferred annuities and single premium annuity contracts. Disabled life claim reserves include disability income and LTC contracts and cover the future payments of known claims. Disability active life reserves include disability income and LTC contracts issued. Other is comprised of disability life and accidental death insurance.

59

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Liabilities for deposit-type contracts

The following summarizes liabilities for deposit-type contracts and the range of interest rates by type of product:

	December 31,
	2022				2021
	Amount	Interest Rates			Amount	Interest Rates
	(In Millions)
GICs:
Note programs	$10,813	0.5%	-	5.6%	$10,864	0.0%	-	5.6%
Federal Home Loan Bank of Boston	2,111	0.8%	-	3.4%	1,505	0.8%	-	3.4%
Municipal contracts	1,777	0.2%	-	7.3%	1,463	0.2%	-	7.3%
Supplementary contracts	2,909	1.0%	-	6.0%	2,712	1.0%	-	11.3%
Dividend accumulations	455	3.0%	-	3.0%	472	3.0%	-	3.2%
Other deposits	24	4.0%	-	8.0%	25	4.0%	-	8.0%
Total	$18,089				$17,041

Note program

Funding agreements are investment contracts sold to domestic and international institutional investors. Funding agreement liabilities are equal to the account value and are established by contract deposits, increased by interest credited and decreased by contract coupon payments and maturities. Contract holders do not have the right to terminate the contract prior to the contractually stated maturity date. The Company may retire funding agreements prior to the contractually-stated maturity date by repurchasing the agreement in the market or, in some cases, by calling the agreement. If this occurs, the difference in value is an adjustment to interest credited to liabilities for deposit-type contracts in the Statutory Statements of Operations. Credited interest rates vary by contract and can be fixed or floating. Agreements do not have put provisions or ratings-based triggers. The liability of non-U.S. dollar denominated funding agreements may increase or decrease due to changes in foreign exchange rates. Currency swaps are employed to eliminate foreign exchange risk from all funding agreements issued to back non-U.S. dollar denominated notes.

Under the note program, the Company creates special purpose entities (SPEs), which are investment vehicles or trusts, for the purpose of issuing medium-term notes to investors. Proceeds from the sale of the medium-term notes issued by these SPEs are used to purchase funding agreements from the Company. The payment terms of any particular series of notes are matched by the payment terms of the funding agreement securing the series. Notes are currently issued from the Company’s $16.0 billion Global Medium-Term Note Program.

Federal Home Loan Bank

The Company has funding agreements with Federal Home Loan Bank of Boston (FHLB Boston) in an investment spread strategy, consistent with its other funding agreements. These funding agreements are collateralized by securities with estimated fair values of $1,903 million as of December 31, 2022. The Company’s borrowing capacity with FHLB Boston is subject to the lower of the limitation on the pledge of collateral for a loan set forth by law or by the Company’s internal limit. The Company’s unused capacity was $3,889 million as of December 31, 2022. As a member of FHLB Boston, the Company held common stock of FHLB Boston with a statement value of $92 million as of December 31, 2022 and $75 million as of December 31, 2021.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Municipal contracts

Municipal guaranteed investment contracts (municipal contracts) include contracts that contain terms with above market crediting rates. Liabilities for these contracts includes the municipal contracts’ account values, which are established by contract deposits, increased by interest credited (fixed or floating) and decreased by contract coupon payments, additional withdrawals, maturities and amortization of premium. Certain municipal contracts allow additional deposits, subject to restrictions, which are credited based on the rates in the contracts. Contracts have scheduled payment dates and amounts and interest is paid periodically. In addition, certain contracts allow additional withdrawals above and beyond the scheduled payments. These additional withdrawals have certain restrictions on the number per year, minimum dollar amount and are limited to the maximum contract balance. The majority of the municipal contracts allow early contract termination under certain conditions.

Certain municipal contracts contain make-whole provisions, which document the formula for full contract payout. Certain municipal contracts have ratings-based triggers that allow the trustee to declare the entire balance due and payable. Municipal contracts may also have terms that require the Company to post collateral to a third party based on the contract balance in the event of a downgrade in ratings below certain levels under certain circumstances. When the collateral is other than cash, the collateral value is required to be greater than the account balance. The collateral was $339 million as of December 31, 2022 and $146 million as of December 31, 2021. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various liability risks. By performing asset liability management and performing other risk management activities, the Company believes that these contract provisions do not create an undue level of operating risk to the Company.

Other deposits

Other deposits primarily consist of investment contracts assumed as part of the indemnity reinsurance agreement discussed in Note 9. “Reinsurance”. These contracts are used to fund retirement plans. Contract payments are not contingent upon the life of the retirement plan participant.

As of December 31, 2022, the Company's GICs by expected maturity year were as follows (in millions):

2023	$1,936
2024	2,596
2025	2,815
2026	2,074
2027	1,380
Thereafter	3,900
Total	$14,701

Most GICs only mature on their contractual maturity date. Actual maturities for municipal contracts may differ from their contractual maturity dates, as these contracts permit early contract termination under certain conditions.

c.	Unpaid claims and claim expense reserves

The Company establishes unpaid claims and claim expense reserves to provide for the estimated costs of claims for individual disability and LTC policies. These reserves include estimates for both claims that have been reported and those that have been incurred but not reported, and include estimates of all future expenses associated with the processing and settling of these claims. This estimation process is primarily based on the assumption that experience is an appropriate indicator of future events and involves a variety of actuarial techniques that analyze experience, trends and other relevant factors. The amounts recorded for unpaid claims and claim expense reserves represent the Company’s best estimate based upon facts and actuarial guidelines. Accordingly, actual claim payouts may vary from these estimates.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the changes in disabled life and LTC unpaid claims and claim expense reserves:

	December 31,
	2022	2021
	(In Millions)

Claim reserves, beginning of year	$2,175	$2,118
Less: Reinsurance recoverables	308	259
Net claim reserves, beginning of year	1,867	1,859

Claims paid related to:
Current year	(14)	(14)
Prior years	(335)	(336)
Total claims paid	(349)	(350)

Incurred related to:
Current year's incurred	324	258
Current year's interest	8	6
Prior year's incurred	(54)	(5)
Prior year's interest	69	72
Total incurred	347	331

Adjustments through surplus	-	27

Net claim reserves, end of year	1,865	1,867
Reinsurance recoverables	367	308
Claim reserves, end of year	$2,232	$2,175

The changes in reserves for incurred claims related to prior years are generally the result of recent loss development trends. The $54 million decrease in the prior years’ incurred claims for 2022 and the $5 million decrease in the prior years’ incurred claims for 2021 were generally the result of differences between actual termination experience and statutorily prescribed termination tables. In 2022, claim experience included normal claim volume with higher terminations, resulting in a reduction to the incurred reserve from favorable experience, while 2021 claims incurred was due to maturing LTC business partially offset by a corresponding increase in reinsurance recoverable.

The following reconciles disabled life claim reserves to the net claim reserves at the end of the years presented in the previous table. Disabled life claim reserves are recorded in policyholders' reserves. Accrued claim liabilities are recorded in other liabilities.

	December 31,
	2022	2021
	(In Millions)

Disabled life claim reserves	$1,831	$1,840
Accrued claim liabilities	33	26
Net claim reserves, end of year	$1,864	$1,866
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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

d.	Additional liability for annuity contracts

Certain individual variable annuity and fixed index annuity products have additional death or other insurance benefit features, such as GMDBs, GMIBs, GMABs and GLWBs. In general, living benefit guarantees require the contract holder or policyholder to adhere to a company approved asset-allocation strategy. Election of these benefit guarantees is generally only available at contract issue.

The following shows the changes in the liabilities for GMDB, GMIB, GMAB and GLWB (in millions):

Liability as of January 1, 2021	$211
Incurred guarantee benefits	(166)
Paid guarantee benefits	(3)
Liability as of December 31, 2021	42
Incurred guarantee benefits	18
Paid guarantee benefits	(5)
Liability as of December 31, 2022	$55

The following summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with GMDB, GMIB, GMAB and GLWB classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31, 2022			December 31, 2021
		Net	Weighted		Net	Weighted
	Account	Amount	Average	Account	Amount	Average
	Value	at Risk	Attained Age	Value	at Risk	Attained Age
	($ In Millions)
GMDB	$8,685	$199	66	$11,423	$41	66
GMIB Basic	466	21	72	674	4	71
GMIB Plus	1,198	505	68	1,565	158	68
GMAB	1,552	84	62	2,219	1	62
GLWB	97	22	74	136	6	73

As of December 31, 2022, the GMDB account value above consists of $3,600 million of Modco assumed within the separate accounts. As of December 31, 2021, the GMDB account value above consists of $4,830 million of Modco assumed within the separate accounts.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Account values of variable annuity contracts with GMDB, GMIB, GMAB and GLWB are summarized below:

	December 31,
	2022			2021
	Separate	General		Separate	General
	Account	Account	Total	Account	Account	Total
	(In Millions)
GMDB	$7,426	$1,259	$8,685	$10,160	$1,263	$11,423
GMIB Basic	445	21	466	652	22	674
GMIB Plus	1,198	-	1,198	1,565	-	1,565
GMAB	1,516	37	1,553	2,176	43	2,219
GLWB	97	-	97	136	-	136
e.	Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDBs or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The following presents the changes in the liability, net of reinsurance, for guarantees on universal life and variable universal life type contracts:

	December 31,
	2022	2021
	(In Millions)

Beginning balance	$4,601	$4,299
Net liability increase	553	302
Ending balance	$5,154	$4,601

9.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business in order to mitigate the impact of underwriting mortality and morbidity risks or to assume business. Such transfers do not relieve the Company of its primary liability to its customers and, as such, failure of reinsurers to honor their obligations could result in credit losses that could arise if a reinsurer defaults. The Company reduces reinsurance default risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations within the Company’s reinsurers and using trust structures, when appropriate. The Company reinsures a portion of its mortality risk in its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement with reinsurers. The Company also reinsures a portion of its morbidity risk in its disability and LTC business. The amounts reinsured are on a yearly renewable term, coinsurance funds withheld, coinsurance or Modco basis. The Company’s highest retention limit for new issues of life policies ranges from $15 million to $35 million.

Refer to Note 17. “Related party transactions” for information about the Company’s affiliated assumed reinsurance transactions.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company did not reinsure any policies with a company chartered in a country other than the U.S., excluding U.S. branches of these companies, which was owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor or any other person not primarily engaged in the insurance business. There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

If all reinsurance agreements were terminated by either party as of December 31, 2022, the resulting reduction in surplus due to loss of reinsurance reserve credits, net of unearned premium, would be approximately $11,228 million assuming no return of the assets, excluding assets in trust, backing these reserves from the reinsurer to the Company.

Reinsurance amounts included in the Statutory Statements of Operations were as follows:

	Years Ended December 31,
	2022	2021	2020
	(In Millions)

Direct premium	$35,530	$30,907	$32,089
Premium assumed	1,013	1,112	1,145
Premium ceded	(13,019)	(12,128)	(22,911)
Total net premium	$23,524	$19,891	$10,323

Ceded reinsurance recoveries	$1,540	$1,699	$1,034

Assumed losses	$330	$356	$219

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2022	2021
	(In Millions)
Reinsurance reserves:
Assumed	$551	$7,351
Ceded	(47,416)	(43,837)

Ceded amounts recoverable	$329	$359

Benefits payable on assumed business	$40	$99

Funds held under coinsurance
Ceded	$21,916	$19,255

Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2022 include $9,016 million associated with life insurance policies, $5,998 million for LTC, $32,381 million for annuity, $15 million for disability and $6 million for group life and health. Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2021 include $8,799 million associated with life insurance policies, $6,220 million for LTC, $28,797 million for annuity, $15 million for disability and $6 million for group life and health.

For the year ended December 31, 2022, the Company decreased its gross LTC policyholders’ reserve by $165 million through a combination of various assumption changes to reflect the risk inherent in the cash flows of this business.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The majority of the risk is ceded to an unaffiliated reinsurer resulting in the ceded policyholders’ reserves decreasing by $345 million. The total net impact of the change is $180 million, which was recorded as an increase to policyholders’ liabilities on the Statutory Statements of Financial Position and an increase to change in policyholders’ reserves on the Statutory Statements of Operations.

For the year ended December 31, 2021, the Company increased its gross LTC policyholders’ reserve by $2,465 million through a combination of various assumption changes to reflect the risk inherent in the cash flows of this business, totaling $2,821 million, offset by a prior year error correction of $356 million. The majority of the risk is ceded to an unaffiliated reinsurer resulting in the ceded policyholders’ reserves increasing by an additional $2,165 million. The total net impact of the change is $300 million, which was recorded as an increase to policyholders’ liabilities on the Statutory Statements of Financial Position and an increase to change in policyholders’ reserves on the Statutory Statements of Operations.

	December 31, 2022
	(In Millions)
	Direct	Ceded	Net

LTC premium deficiency reserves, beginning of year	$4,555	$(4,255)	$300
Assumption changes	(165)	345	180
LTC premium deficiency reserves, end of year	$4,390	$(3,910)	$480

As of December 31, 2022, one reinsurer accounted for 28% of the outstanding balance of the reinsurance recoverable and the next largest reinsurer had 27%. The Company continues to monitor its morbidity risk ceded to one reinsurer for its LTC business, in which 32% of the reserves are held in trust.

The Company holds invested assets associated with funds withheld that are managed externally, as of December 31, 2022 and 2021, these assets, at carry value, included:

	December 31,
	2022	2021
	(In Millions)
Bonds	$14,955	$12,820
Preferred stocks	70	116
Mortgage loans	1,473	1,285
Partnerships and LLCs	126	247
Cash, cash equivalents and short-term investments	361	268
Total	$16,985	$14,736
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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

10.	Withdrawal characteristics
a.	Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2022 are illustrated below:

Individual annuities	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$25	$-	$-	$25	-%
At book value less current surrender charge of 5% or more	23,071	-	-	23,071	55
At fair value	-	-	7,951	7,951	19
Total with market value adjustment or at fair value	23,096	-	7,951	31,047	74
At book value without adjustment (minimal or no charge or adjustment)	4,087	-	-	4,087	10
Not subject to discretionary withdrawal	6,694	-	-	6,694	16
Total	$33,877	$-	$7,951	$41,828	100%
Reinsurance ceded	10,359	-	-	10,359
Total, net of reinsurance	$23,518	$-	$7,951	$31,469
Amount included in book value moving to at book value without adjustment after statement date	767	-	-	767

Group annuities	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$13,836	$-	$-	$13,836	20%
At fair value	-	12,029	20,080	32,109	46
Total with market value adjustment or at fair value	13,836	12,029	20,080	45,945	66
At book value without adjustment (minimal or no charge or adjustment)	2,109	488	-	2,597	4
Not subject to discretionary withdrawal	21,666	-	-	21,666	30
Total	$37,611	$12,517	$20,080	$70,208	100%
Reinsurance ceded	18,944	-	-	18,944
Total, net of reinsurance	$18,667	$12,517	$20,080	$51,264
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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Deposit-type contracts	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$2,528	$-	$-	$2,528	8%
At fair value	-	-	9,432	9,432	31
Total with market value adjustment or at fair value	2,528	-	9,432	11,960	39
At book value without adjustment (minimal or no charge or adjustment)	3,407	-	-	3,407	11
Not subject to discretionary withdrawal	15,228	-	-	15,228	50
Total	$21,163	$-	$9,432	$30,595	100%
Reinsurance ceded	3,074	-	-	3,074
Total, net of reinsurance	$18,089	$-	$9,432	$27,521

The following is a summary of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31, 2022 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves – group annuities	$18,667
Policyholders’ reserves – individual annuities	23,518
Liabilities for deposit-type contracts	18,089
Subtotal	60,274
Separate Account Annual Statement:
Annuities	40,548
Other annuity contract deposit-funds and GICs	9,432
Subtotal	49,980

Total	$110,254
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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Analysis of life actuarial reserves by withdrawal characteristics

The withdrawal characteristics of the Company's life actuarial reserves as of December 31, 2022 are illustrated below:

General Account

	Account	Cash
	Value	Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$22,420	$22,417	$22,479
Universal life with secondary guarantees	1,828	1,605	6,837
Other permanent cash value life insurance	-	78,095	81,840
Variable life	1	1	-
Variable universal life	394	390	443
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	-	-	2,900
Accidental death benefits	-	-	3
Disability - active lives	-	-	183
Disability - disabled lives	-	-	299
Miscellaneous reserves	-	-	1,032
Total (gross: direct + assumed)	$24,643	$102,508	$116,016
Reinsurance Ceded	4,425	4,914	9,016
Total (net)	$20,218	$97,594	$107,000

Separate Account with Guarantees
	Account	Cash
	Value	Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$1,563	$1,563	$1,563
Not subject to discretionary withdrawal or no cash values:
Total (gross: direct + assumed)	1,563	1,563	1,563
Total (net)	$1,563	$1,563	$1,563

Separate Account Nonguaranteed
	Account	Cash
	Value	Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable life	$1	$1	$2
Variable universal life	1,403	1,378	1,395
Not subject to discretionary withdrawal or no cash values:
Total (gross: direct + assumed)	1,404	1,379	1,397
Total (net)	$1,404	$1,379	$1,397
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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Separate accounts

The Company has guaranteed separate accounts classified as the following: nonindexed, which have multiple concurrent guarantees, including a guarantee that applies for as long as the contract is in effect and does not exceed a 4% rate of return. The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense and minimum death benefit guarantees.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2022 is as follows:

	Guaranteed
		Nonindexed
		Less Than/	Non
	Indexed	Equal to 4%	Guaranteed	Total
	(In Millions)
Net premium, considerations or deposits for the year ended December 31, 2022	$-	$-	$9,788	$9,788

Reserves at December 31, 2022:
For accounts with assets at:
Fair value	$-	$12,518	$38,860	$51,378
Amortized cost/book value	-	1,563	-	1,563
Subtotal SIA Reserves	-	14,081	38,860	52,941
Nonpolicy liabilities	-	-	343	343
Total Separate Account Liabilities	$-	$14,081	$39,203	$53,284

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$-	$12,518	$38,860	$51,378
At book value without market value adjustment and current surrender charge of less than 5%	-	1,563	-	1,563
Subtotal	-	14,081	38,860	52,941
Nonpolicy liabilities	-	-	343	343
Total Separate Account Liabilities	$-	$14,081	$39,203	$53,284

The Company does not have any reserves in separate accounts for asset default risk in lieu of AVR.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a reconciliation of amounts reported as transfers (from) to separate accounts in the Summary of Operations of the Company’s NAIC Separate Account Annual Statement to the amounts reported as net transfers (from) to separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Operations:

	Years Ended December 31,
	2022	2021	2020
	(In Millions)
From the Separate Account Annual Statement:
Transfers to separate accounts	$4,205	$3,971	$9,867
Transfers from separate accounts	(14,220)	(11,152)	(12,701)
Subtotal	(10,015)	(7,181)	(2,834)
Reconciling adjustments:
Miscellaneous	3,481	4,537	-
Net deposits on deposit-type liabilities	1,939	1,202	(812)
Net transfers from separate accounts	$(4,595)	$(1,442)	$(3,646)

Net deposits on deposit-type liabilities are not considered premium and therefore are excluded from the Statutory Statements of Operations.

11.	Debt

MassMutual issues commercial paper in the form of Notes in minimum denominations of $250 thousand up to a total aggregation of $1,000 million with maturity dates up to a maximum of 270 days from the date of issuance. Noninterest bearing Notes are sold at par less a discount representing an interest factor. Interest bearing Notes are sold at par. The Notes are not redeemable or subject to voluntary prepayments by MassMutual. The Notes had a carrying value and face amount of $250 million as of December 31, 2022 and 2021. Notes issued in 2022 had interest rates ranging from 0.11% to 4.40% with maturity dates ranging from 1 to 62 days. Interest expense for commercial paper was $5 million for the year ended December 31, 2022 and $1 million for the year ended December 31, 2021.

MassMutual has a $1,500 million, five-year credit facility, with a syndicate of lenders that can be used for general corporate purposes and to support commercial paper borrowings. During December 2022, the facility was renewed and the scheduled maturity is December 16, 2027. The facility includes two one-year extension options that may be exercised with proper notification as set forth in the agreement. The facility has an upsize option for an additional $500 million. The terms of the credit facility additionally provide for, among other provisions, covenants pertaining to liens, fundamental changes, transactions with affiliates and adjusted statutory surplus. As of and for the years ended December 31, 2022 and 2021, MassMutual was in compliance with all covenants under the credit facility. For the years ended December 31, 2022 and 2021, there were no draws on the credit facilities. Credit facility fees were less than $1 million for the years ended December 31, 2022 and December 31, 2021.

12.	Employee benefit plans

The Company sponsors multiple employee benefit plans, providing retirement, life, health and other benefits to employees, certain employees of unconsolidated subsidiaries, agents, general agents and retirees who meet plan eligibility requirements.

a.	Pension plans

The Company sponsors funded and unfunded noncontributory defined benefit pension plans for its eligible employees and agents. The qualified defined benefit plan provides benefits under a cash balance formula based on age, service and salary during the participants’ careers.

The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974. There were no contributions in 2022 and 2021.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Defined contribution plans

The Company sponsors funded (qualified 401(k) thrift savings) and unfunded (nonqualified deferred compensation thrift savings) defined contribution plans for its employees, agents and retirees. The qualified 401(k) thrift savings plan’s net assets available for benefits were $3,527 million as of December 31, 2022 and $4,104 million as of December 31, 2021. The Company match for the qualified 401(k) thrift savings plan is limited to 5% of eligible W-2 compensation. The Company’s total matching thrift savings contributions, included in general insurance expenses were $52 million for the year ended December 31, 2022 and $48 million for the year ended December 31, 2021 and $53 million for 2020.

The Company also maintains a defined contribution plan for agents, which was frozen in 2001. The net assets available for these benefits were $144 million as of December 31, 2022 and $179 million as of December 31, 2021.

c.	Other postretirement benefits

The Company provides certain life insurance and health care benefits (other postretirement benefits) for its retired employees and agents, their beneficiaries and covered dependents. MMHLLC has the obligation to pay the Company’s other postretirement benefits. The transfer of this obligation to MMHLLC does not relieve the Company of its primary liability. MMHLLC is allocated other postretirement expenses related to interest cost, amortization of actuarial gains (losses) and expected return on plan assets, whereas service cost and prior service cost are recorded by the Company.

Substantially all of the Company’s U.S. employees and agents may become eligible to receive other postretirement benefits. These benefits are funded as the benefits are provided to the participants. For employees who retire after 2009, except certain employees who were close to retirement in 2010, the Company’s cost is limited to a retiree health reimbursement account (RHRA), which accumulates during an employee’s career and can be drawn down by the retiree to purchase coverage outside of the Company or for other health care costs. Retired employees with a RHRA also may choose to purchase coverage through the private retiree exchange.

For other current and future retired employees, and current and future retired agents, the Company provides access to postretirement health care plans through a private retiree exchange. The Company’s cost is limited to the fixed annual subsidy provided to retirees through a Health Reimbursement Account each year that the retiree can use to purchase coverage on the exchange or for other health care costs.

Company-paid basic life insurance is provided to retirees who retired before 2010 and certain employees who retire after 2009 but were close to retirement in 2010. Supplemental life insurance is available to certain retirees on a retiree-pay-all basis.

The Company provides retiree life insurance coverage for home office employees who, as of January 1, 2010, were age 50 with at least 10 years of service or had attained 75 points, generally age plus service, with a minimum 10 years of service.

d.	Benefit obligations

Accumulated and projected benefit obligations are the present value of pension benefits earned as of a December 31 measurement date (the Measurement Date) based on service and compensation as of that date.

Refer to Note 12f. “Amounts recognized in the Statutory Statements of Financial Position,” for details on the funded status of the plans. Accumulated and projected postretirement benefit obligations for other postretirement benefits are the present value of postretirement medical and life insurance benefits earned as of the Measurement Date projected for estimated salary increases to an assumed date with respect to retirement, disability or death.

Actuarial (gains) losses represent the difference between the expected results and the actual results used to determine the projected benefit obligation, accumulated benefit obligation and current year expense. Select assumptions used in this calculation include expected future compensation levels, mortality and expected retirement age.

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The following presents the total pension and other postretirement accumulated benefit obligation:

	December 31,
	2022	2021	2022	2021
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Accumulated benefit obligation	$2,590	$3,099	$315	$374

The following sets forth the change in projected benefit obligation of the defined benefit pension and other postretirement plans:

	December 31,
	2022	2021	2022	2021
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Projected benefit obligation, beginning of year	$3,099	$3,254	$374	$389
Service cost	97	109	10	10
Interest cost	86	77	11	9
Actuarial (gains) losses	44	(22)	(10)	(9)
Benefits paid	(180)	(206)	(14)	(14)
Change in discount rate	(565)	(120)	(56)	(11)
Change in actuarial assumptions	9	7	-	-
Projected benefit obligation, end of year	$2,590	$3,099	$315	$374

The determination of the discount rate is based upon rates commensurate with current yields on high quality corporate bonds as of the Measurement Date. A spot yield curve is developed from this data that is used to determine the present value for the obligation. The projected plan cash flows are discounted to the Measurement Date based on the spot yield curve. A single discount rate is utilized to ensure the present value of the benefits cash flow equals the present value computed using the spot yield curve. A 25 basis point change in the discount rate results in approximately a $57 million change in the projected pension benefit obligation. The methodology includes producing a cash flow of annual accrued benefits. Refer to Note 12h. “Assumptions” for details on the discount rate.

e.	Plan assets

The assets of the qualified pension plan are invested through a MassMutual group annuity contract and investments held in a trust. The group annuity contract invests in the General Investment Account (GIA) of the Company and separate investment accounts. The separate investment accounts are managed by the Company, the Company’s indirectly wholly owned asset manager, subsidiaries, as well as unaffiliated asset managers. The qualified pension plan ceased to invest in separate investment accounts on September 2, 2022, with the assets previously held in the separate investment accounts transferred to investments under the trust.

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The Company's qualified pension plan assets managed by the Company and its indirectly wholly-owned subsidiaries are as follows:

	December 31,
	2022	2021
	(In Millions)

General Investment Account	$168	$196
Separate Investment Accounts:
Barings Long Duration Bond Fund	-	310
	$168	$506

The approximate amount of annual benefits to be paid to plan participants covered by a group annuity contract issued by the employer or related parties is $153 million for 2023.

The Company’s overall objective is to manage the assets in a liability framework where investments are selected that are expected to have similar changes in fair value as the related liabilities will have upon changes in interest rates. The company invests in a portfolio of both return-seeking and liability-hedging assets, to achieve long-term growth and to insulate the funded position from interest rate volatility.

The target range allocations are based on two broad categories, return-seeking (i.e., generally equities and alternative investments) and liability-hedging (i.e., generally fixed income). The return-seeking allocation range is 48% - 58% and liability-hedging range is 42% - 52%. Of the return- seeking assets, the range is 35-55% global public equity and 45-65% alternatives. The pension plan assets invested in the GIA through the unallocated group annuity contract earn a fixed interest. These assets comprised approximately 7% of the plan assets as of December 31, 2022 and 6% as of December 31, 2021.

The following presents the change in fair value of plan assets:

	December 31,
	2022	2021	2022	2021
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Fair value of plan assets, beginning of year	$3,053	$2,964	$2	$2
Actual return on plan assets	(415)	266	-	-
Employer contributions	25	29	14	14
Benefits paid	(180)	(206)	(14)	(14)
Fair value of plan assets, end of year	$2,483	$3,053	$2	$2

The General Investment Account is designed to provide stable, long-term investment growth. The account value is maintained at a stable value (generally referred to as “book value”) regardless of financial market fluctuations; however, if the plan sponsor initiates a full or partial termination, the amount liquidated is subject to an adjustment that could result in an increase or decrease in the book value of the plan's investment.

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The following presents the GIA allocation by type of investment:

	December 31,
	2022	2021

Bonds	60%	58%
Mortgage loans	11	13
Common stocks - subsidiaries and affiliates	11	11
Other investments	11	9
Partnerships and limited liability companies	5	6
Cash and cash equivalents	2	3
	100%	100%

During year-end December 31, 2022, the majority of the assets of the qualified pension plan were held in the MassMutual Pension Plan Trust. The MassMutual Pension Plan Trust is a trust account with a strategy of investing in traditional and alternative asset classes as directed by the Investment Fiduciary Committee which include public fixed income, public equity, private equity, infrastructure, private debt, hedge funds, and private real estate.

Fair Value Measurements

The Company’s fair value hierarchy is defined in Note 4. “Fair Value of financial instruments”.

The following is a description of the valuation methodologies used to measure fair value for the investments in the qualified pension plan.

Separate Investment Accounts: There are two methods of determining unit value for the separate investment accounts. The portfolio method is used when the separate investment account invests in a portfolio of securities or two or more underlying mutual funds, bank collective trust funds or other investment vehicles (each an underlying fund). Under this method, the unit value of a separate investment account is determined by dividing the market value of such separate investment account on any valuation date by the total number of units in the separate investment account. The net investment factor method (NIF) is used when the separate investment account invests in shares or units of a single underlying fund. Under this method, the unit value of a separate investment account is determined by taking the unit value for the prior valuation day and multiplying it by the net investment factor for the current valuation day. Under both of these methods the separate investment accounts are therefore classified as Level 2. As of December 31, 2022, the Plan had no specific plans or intentions to sell investments at amounts other than NAV. These investments can be redeemed on a daily basis and have no lockups or funding commitments. These Separate Investment Accounts were exited during 2022 as such only disclosed in the 2021 Fair Value table.

Corporate debt instruments: If Level 1 valuations are not available, the fair value is determined using models such as matrix pricing and therefore, is classified as Level 2, which uses quoted market prices of debt securities with similar characteristics. Valued using the closing price reported on the active market on which the individual securities are traded.

PIMCO bond funds: Valued using the closing price reported on the active market on which the individual securities are traded and therefore classified as Level 1.

Government securities: Marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations furnished by a pricing service take into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and are therefore classified as Level 2.

Common stocks: Valued using the closing price reported on the active market on which the individual securities are traded and therefore classified as Level 1.

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Collective investment trust: The net asset value per unit of the Funds is calculated on each business day by dividing the total value of assets, less liabilities, by the number of units outstanding. Unit issuances and redemptions are based on the net asset value determined at the end of the current day.

Limited partnerships: The Plan utilizes the practical expedient to calculate fair value of its investments based on the Plan’s pro rata interest in net assets of each underlying partnership. All valuations utilize financial information supplied by the partnership, including income, expenses, gains and losses. The underlying investments of the partnership are accounted for at fair value as described in the partnership’s audited financial statements. The multi-strategy hedge fund can be redeemed semi-annually with 95 day notice. The remaining funds can be redeemed periodically with notice that generally ranges from 45 to 90 days. There are no lockups or funding commitments.

Other: Valued using the closing price reported on the active market on which the individual securities are traded. If Level 1 valuations are not available, the fair value is determined using models such as matrix pricing and therefore, is classified as Level 2, which uses quoted market prices with similar characteristics. Investments included in this category include short term investments, real estate investment trusts, asset backed securities, mortgage-backed securities, swaps, derivatives, futures and options. Investments in multi-strategy hedge fund and real estate are based on the Plan’s pro rata interest in the net assets of the partnership and have a redemption period, therefore are based on NAV as a practical expedient and are reported in the NAV Practical Expedient column. The multi-strategy hedge fund is comprised of two funds, one of which has a quarterly redemption period and the other with a monthly redemption period. They both require 45 days notice. The real estate fund does not have a specific redemption period, but is dependent upon the liquidation of underlying assets. None of the funds have a lock up period or funding commitment.

Cash and cash equivalents: Stated at cost, which is equal to fair value, and held by an unaffiliated bank.

General Investment Account option: Liquidation value based on an actuarial formula as defined under the terms of the contract.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the fair value hierarchy of the Company’s pension plan assets by asset class:

December 31, 2022
				NAV
				Practical
Level 1		Level 2	Level 3	Expedient	Total
(In Millions)
Investments in the qualified pension plan:
Pension trust assets:
Cash, cash equivalents, and short-term investments	5	24	-	-	29
Collective investment trust	-	63	-	-	63
Mutual funds	458	293	-	-	751
Hedge funds	-	-	-	27	27
Limited partnerships:
Private equity/venture capital	-	-	-	414	414
Real estate	-	-	-	135	135
Hedge	-	-	-	185	185
Debt Instruments:
Corporate and other bonds	-	331	-	-	331
Other:
Government securities	-	378	-	-	378
Other	-	2	-	-	2
Total pension trust assets	463	1,091	-	761	2,315
Total General Investment Account	-	-	168	-	168
Total	$463	$1,091	$168	$761	$2,483
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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the fair value hierarchy of the Company’s pension plan assets by asset class:

December 31, 2021
				NAV
				Practical
Level 1		Level 2	Level 3	Expedient	Total
(In Millions)
Investments in the qualified pension plan:
Pooled separate accounts:
Common stocks:
U.S. large capitalization	$-	$107	$-	$-	$107
International large capitalization	-	101	-	-	101
Total pooled separate accounts	-	208	-	-	208
Nonpooled separate accounts:
Common stocks:
U.S. large capitalization	-	357	1	-	358
U.S. small capitalization	47	-	-	-	47
U.S. mid capitalization	27	-	-	-	27
International small/mid capitalization	1	-	-	-	1
International large capitalization	-	232	-	-	232
International emerging markets	-	81	-	-	81
Total common stocks	75	670	1	-	746
Debt instruments:
Corporate and other bonds	-	469	-	-	469
Long-term bond mutual funds	155	-	-	-	155
Short-term bond mutual funds	33	-	-	-	33
Total debt instruments	188	469	-	-	657
Other:
Government securities	-	397	-	-	397
Collective investment trust	-	-	-	88	88
Other	-	15	-	-	15
Total other	-	412	-	88	500
Total nonpooled separate accounts	263	1,551	1	88	1,903
Total separate investment accounts	263	1,759	1	88	2,111
Pension trust assets:
Common stocks:
Cash Equivalent	20	-	-	-	20
Collective investment trust	-	57	-	-	57
Hedge fund	-	-	-	24	24
Limited partnerships:
Private equity/venture capital	-	-	-	361	361
Real estate	-	-	-	133	133
Hedge	-	-	-	173	173
Total pension trust assets	20	57	-	691	768
Total General Investment Account	-	-	196	-	196
Total	$283	$1,816	$197	$779	$3,075

The Company evaluated the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. Based on these criteria, there were no significant transfers into or out of Level 1, 2, or 3 for the years ended December 31, 2022 and December 31, 2021.

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f.	Amounts recognized in the Statutory Statements of Financial Position

Unrecognized prior service cost is the adjustment to the projected benefit obligation as a result of plan amendments. It represents the increase or decrease in benefits for service performed in prior periods. For pension benefits, this cost is amortized into net periodic benefit cost over the average remaining service years of active employees at the time of the amendment. For other postretirement benefits, this cost is amortized into net periodic benefit cost over the average remaining lifetime of eligible employees and retirees at the time of the amendment.

Unrecognized net actuarial (gains) losses are variances between assumptions used and actual experience. These assumptions include return on assets, discount rate, demographics and mortality. The unrecognized net actuarial (gains) losses are amortized if they exceed 10% of the projected benefit obligation and are amortized starting in the period after recognition. These are amortized for pension and other postretirement benefits into net periodic benefit cost over the remaining service-years of active employees.

The prepaid pension asset is a cumulative balance of employer contributions made to the plan netted against the plan’s accumulated net periodic benefit costs. The prepaid pension asset is a nonadmitted asset.

The accrued benefit cost recognized is the funded status of the plan adjusted for the remaining balance of unrecognized prior service cost, unrecognized net actuarial loss and the nonadmitted prepaid pension asset.

The following sets forth the projected benefit obligation funded status of the plans:

	December 31,
	2022	2021	2022	2021
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Projected benefit obligation	$2,590	$3,099	$315	$374
Less: fair value of plan assets	2,483	3,053	2	2
Projected benefit obligation funded status	$(107)	$(46)	$(313)	$(372)

The qualified pension plan was overfunded by $296 million as of December 31, 2022 and $383 million as of December 31, 2021. The nonqualified pension plans are not funded and have total projected benefit obligations of $403 million as of December 31, 2022 and $430 million as of December 31, 2021.

The qualified pension plan nonadmitted pension plan asset was $678 million as of December 31, 2022 and $636 million as of December 31, 2021.

The Company intends to fund $53 million in 2023 to meet its expected current obligations under its qualified and nonqualified pension plans and other postretirement benefit plans.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Net periodic cost

The net periodic cost represents the annual accounting income or expense recognized by the Company and is included in general insurance expenses in the Statutory Statements of Operations. The net periodic cost recognized is as follows:

	Years Ended December 31,
	2022	2021	2020	2022	2021	2020
	Pension			Other Postretirement
	Benefits			Benefits
	(In Millions)

Service cost	$97	$110	$114	$9	$10	$14
Interest cost	86	77	98	10	9	11
Expected return on plan assets	(194)	(183)	(177)	-	-	-
Amortization of unrecognized (gains) and losses	9	39	52	(1)	-	2
Amortization of unrecognized prior service benefit	-	-	-	(6)	(6)	(6)
Total net periodic cost/(benefit)	$(2)	$43	$87	$12	$13	$21

Special termination benefits	-	-	36	-	-	6
Total net expense/(benefit)	$(2)	$43	$123	$12	$13	$27

The expected future pension and other postretirement benefit payments, which reflect expected future service, are as follows:

		Other
	Pension	Postretirement
	Benefits	Benefits
	(In Millions)

2023	$187	$19
2024	192	19
2025	195	20
2026	197	20
2027	196	21
2028-2032	995	108

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The net expense/(benefit) recognized in the Statutory Statements of Operations for all employee and agent benefit plans is as follows:

	Years Ended December 31,
	2022	2021	2020
	(In Millions)

Health	$140	$120	$124
Pension	(2)	43	123
Thrift	52	48	53
Postretirement	12	13	27
Disability	3	3	3
Life	4	10	4
Postemployment	-	(2)	(2)
Other benefits	25	16	11
Total	$234	$251	$343

h.	Assumptions

The assumptions the Company used to calculate the benefit obligations and to determine the benefit costs are as follows:

	Years Ended December 31,
	2022	2021	2020	2022	2021	2020
	Pension			Other Postretirement
	Benefits			Benefits
Weighted-average assumptions used to determine:
Benefit obligations:
Discount rate	5.00%	2.85%	2.50%	5.05%	2.80%	2.45%
Expected rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Interest Crediting rate	5.00%	5.00%	5.00%	5.05%	2.80%	2.45%

Net periodic benefit cost:
Discount rate	2.85%	2.50%	3.05%	2.80%	2.45%	3.05%
Expected long-term rate of return on plan assets	6.50%	6.50%	6.50%	3.00%	3.00%	3.00%
Expected rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Interest Crediting rate	5.00%	5.00%	5.00%	2.80%	2.45%	3.05%

The discount rate used to determine the benefit obligations as of year end is used to determine the expense in the next fiscal year.

The Company determines its assumptions for the expected rate of return on plan assets for its plans using a “building block” approach, which focuses on ranges of anticipated rates of return for each asset class. A weighted range of nominal rates is determined based on target allocations for each class of asset.

13.	Employee compensation plans

The Company has a long-term incentive compensation plan under which certain employees of the Company and its subsidiaries may be issued phantom stock-based compensation awards. These awards include PSARs and PRS. These awards do not grant an equity or ownership interest in the Company.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

A summary of the weighted average grant price of PSARs and PRS shares granted, the intrinsic value of PSARs shares exercised, the PRS liabilities paid and the fair value of shares vested during the year is as follows:

	December 31,
	2022	2021	2020
Weighted average grant date fair value:
PSARs granted during the year	$243.40	$141.86	$130.35
PRS granted during the year	238.54	153.38	130.10
Intrinsic value (in thousands):
PSARs options exercised	135,219	124,551	53,676
PRS liabilities paid	70,029	48,298	43,616
Fair value of shares vested during the year	136,945	246,047	106,461

A summary of PSARs and PRS shares is as follows:

	PSARs			PRS
		Weighted Average			Weighted Average
	Number		Remaining	Number		Remaining
	of		Contract	of		Contract
	Share Units	Price	Terms	Share Units	Price	Terms
	(In Thousands)		(In Years)	(In Thousands)		(In Years)

Outstanding as of
December 31, 2020	5,168	$114.55	4.0	1,157	$105.37	2.5
Granted	1,539	141.86		275	153.38
Exercised	(2,102)	100.11		(337)	89.01
Forfeited	(95)	132.07		(25)	124.02
Outstanding as of
December 31, 2021	4,510	130.23	4.1	1,070	122.41	2.5
Granted	808	243.40		168	238.54
Exercised	(1,616)	119.34		(288)	98.47
Forfeited	(308)	155.09		(78)	137.13
Outstanding as of
December 31, 2022	3,394	160.09	4.0	872	151.41	2.4

Exercisable as of
December 31, 2022	-	$243.46	5.2	3	$314.85	0.6

The PSARs compensation was an expense of $(34) million for the year ended December 31, 2022 and an expense of $253 million for the year ended December 31, 2021 and an expense of $73 million for the year ended December 31, 2020. The PSARs accrued compensation liability was $99 million as of December 31, 2022 and $259 million as of December 31, 2021.The unrecognized compensation expense related to nonvested PSARs awards was $19 million for the year ended December 31, 2022, $108 million for the year ended December 31, 2021 and $11 million for the year ended December 31, 2020. The weighted average period over which the expense is expected to be recognized is 4.0 years. The PSARs unrecognized compensation expense represents the total intrinsic value of all shares issued if 100% vested at current stock price, minus current compensation liability.

The PRS compensation expense was $31 million for the year ended December 31, 2022 and $77 million for the year ended December 31, 2021 and $51 million for the year ended December 31, 2020. The PRS accrued compensation liability was $99 million for the year ended December 31, 2022 and $137 million for the year ended December 31, 2021.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The unrecognized compensation expense related to nonvested PRS awards was $56 million as of December 31, 2022, $77 million as of December 31, 2021 and $53 million as of December 31, 2020 respectively. The weighted average period over which the expense is expected to be recognized is 2.4 years. The PRS unrecognized compensation expense represents the total value of all shares issued if 100% vested at the current stock price, minus current compensation liability

14.	Surplus notes

The following table summarizes the surplus notes issued and outstanding as of December 31, 2022:

Issue	Face	Carrying	Interest	Maturity	Scheduled Interest
Date	Amount	Value	Rate	Date	Payment Dates
	($ In Millions)
11/15/1993	$125	$125	7.625%	11/15/2023	May 15 & Nov 15
03/01/1994	75	75	7.500%	03/01/2024	Mar 1 & Sept 1
05/12/2003	193	193	5.625%	05/15/2033	May 15 & Nov 15
06/01/2009	130	129	8.875%	06/01/2039	Jun 1 & Dec 1
01/17/2012	263	263	5.375%	12/01/2041	Jun 1 & Dec 1
04/15/2015	258	254	4.500%	04/15/2065	Apr 15 & Oct 15
03/23/2017	475	471	4.900%	04/01/2077	Apr 1 & Oct 1
10/11/2019	838	592	3.729%	10/15/2070	Apr 15 & Oct 15
04/16/2020	700	697	3.375%	04/15/2050	Apr 15 & Oct 15
06/26/2020	600	825	5.077%	02/15/2069	Feb 15 & Aug 15
03/01/2021	200	232	5.077%	02/15/2069	Feb 15 & Aug 15
11/18/2021	675	670	3.200%	12/01/2061	Jun 1 & Dec 1
12/01/2022	500	500	5.672%	12/01/2052	Jun 1 & Dec 1
Total	$5,032	$5,026

All payments of interest and principal are subject to the prior approval of the Division. Interest expense is not recorded until approval for payment is received from the Division. As of December 31, 2022, the unapproved interest was $47 million. Through December 31, 2022, the Company paid cumulative interest of $2,378 million on surplus notes. Interest of $209 million was approved and paid during the year ended December 31, 2022.

Anticipated sinking fund payments are due for the notes issued in 1993 and 1994 as follows, $150 million in 2023 and $50 million in 2024. There are no sinking fund requirements for the notes issued in 2003, 2009, 2012, 2015, 2017, 2019, 2020, 2021 or 2022.

These notes are unsecured and subordinate to all present and future indebtedness of the Company, all policy claims and all prior claims against the Company as provided by the Massachusetts General Laws. The surplus notes are all held by bank custodians for unaffiliated investors. All issuances were approved by the Division. Surplus notes are included in surplus on the Statutory Statements of Financial Position.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

15.	Presentation of the Statutory Statements of Cash Flows

The following table presents those transactions that have affected the Company's recognized assets or liabilities but have not resulted in cash receipts or payments during the years ended December 31, 2022, 2021, and 2020. Accordingly, the Company has excluded these non-cash activities from the Statutory Statements of Cash Flows for the years ended December 31, 2022, 2021, and 2020.

	Years Ended December 31,
	2022	2021	2020
	(In Millions)
Bond conversions and refinancing	$1,177	$729	$4,922
Bonds transferred to mortgage loans	626	-	-
Transfer of partnerships to partnerships	620	-	-
Transfer of bonds to partnerships and LLCs	441	-	-
Transfer of partnerships and LLCs to common stocks - subsidiaries and affiliates	227	-	-
Transfer of partnerships and LLCs to bonds	187	-	-
Transfer of common stocks unaffiliated to common stocks - subsidiaries and affiliates	97	-	-
Transfer of mortgage loans to partnerships and LLCs	40	11	353
Deferred gain on real estate	16	-	-
Stock conversion	13	107	79
Net investment income payment in-kind bonds	12	16	12
Change in market value of COLI	(46)	272	140
Premium income recognized for group annuity contracts	-	1,237	1,250
Bonds received as consideration for group annuity contracts	-	(1,231)	(1,250)
Premium ceded in exchange for invested assets	-	(514)	(11,197)
Bonds transferred in exchange for premium	-	511	9,379
Surplus notes issued in exchange for bonds	-	233	837
Bonds received as consideration for surplus notes	-	(233)	(837)
Transfer of bonds to cash equivalent	-	150	-
Exchange of mortgage loans for other assets	-	18	-
Transfer of stocks to partnerships	-	4	-
Preferred stock transferred in exchange for premium ceded	-	3	93
Common stock received as consideration for group annuity contracts	-	(6)	-
Premium income recognized for individual annuity contracts	-	-	3,721
Bonds received as consideration for individual annuity contracts	-	-	(3,720)
Mortgage loans transferred in exchange for premium ceded	-	-	1,725
Assets received in-kind for bond maturity	-	-	57
Preferred stock received as consideration for individual annuity contracts	-	-	(1)

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

16.	Business risks, commitments and contingencies
a.	Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. The principal risks include insurance and underwriting risks, investment and interest rate risks, currency exchange risk and credit risk. The combined impact of these risks could have a material, adverse effect on the Company’s financial statements or result in operating losses in future periods. The Company employs the use of reinsurance, portfolio diversification, asset/liability management processes and other risk management techniques to mitigate the impact of these risks.

Insurance and underwriting risks

The Company prices its products based on estimated benefit payments reflecting assumptions with respect to mortality, morbidity, longevity, persistency, interest rates and other factors. If actual policy experience emerges that is significantly and adversely different from assumptions used in product pricing, the effect could be material to the profitability of the Company. For participating whole life products, the Company’s dividends to policyholders primarily reflect the difference between actual investment, mortality, expense and persistency experience and the experience embedded in the whole life premiums and guaranteed elements. The Company also reinsures certain life insurance and other long-term care insurance policies to mitigate the impact of its underwriting risk.

Investment and interest rate risks

The fair value, cash flows and earnings of investments can be influenced by a variety of factors including changes in interest rates, credit spreads, equity markets, portfolio asset allocation and general economic conditions. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various investment risks, in particular interest rate risk. By effectively matching the market sensitivity of assets with the liabilities they support, the impact of interest rate changes is addressed, on an economic basis, as the change in the value of the asset is offset by a corresponding change in the value of the supported liability. The Company uses derivatives, such as interest rate swaps and swaptions, as well as synthetic assets to reduce interest rate and duration imbalances determined in asset/liability analyses.

The levels of U.S. interest rates are influenced by U.S. monetary policies and by the relative attractiveness of U.S. markets to investors versus other global markets. As interest rates increase, certain debt securities may experience amortization or prepayment speeds that are slower than those assumed at purchase, impacting the expected maturity of these securities and the ability to reinvest the proceeds at the higher yields. Rising interest rates may also result in a decrease in the fair value of the investment portfolio. As interest rates decline, certain debt securities may experience accelerated amortization and prepayment speeds than what was assumed at purchase. During such periods, the Company is at risk of lower net investment income as it may not be able to reinvest the proceeds at comparable yields. Declining interest rates may also increase the fair value of the investment portfolio.

Interest rates also have an impact on the Company’s products with guaranteed minimum payouts and on interest credited to account holders. As interest rates decrease, investment spreads may contract as crediting rates approach minimum guarantees, resulting in an increased liability.

In periods of increasing interest rates, policy loans, surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to realize investment losses.

Currency exchange risk

The Company has currency risk due to its non-U.S. dollar denominated investments and medium-term notes along with its indirect international operations. The Company mitigates a portion of its currency risk through the use of cross-currency swaps and forward contracts. Cross-currency swaps are used to minimize currency risk for certain non-U.S. dollar assets and liabilities through a pre-specified exchange of interest and principal. Forward contracts are used to hedge movements in exchange rates.

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Credit and other market risks

The Company manages its investments to limit credit and other market risks by diversifying its portfolio among various security types and industry sectors as well as purchasing credit default swaps to transfer some of the risk.

Stressed conditions, volatility and disruptions in global capital markets or in particular markets or financial asset classes can have an adverse effect on the Company, in part because the Company has a large investment portfolio and assets supporting the Company’s insurance liabilities are sensitive to changing market factors. Global market factors, including interest rates, credit spread, equity prices, real estate markets, foreign currency exchange rates, consumer spending, business investment, government spending, the volatility and strength of the capital markets, deflation and inflation, all affect the business and economic environment and, ultimately, the profitability of the Company’s business. Disruptions in one market or asset class can also spread to other markets or asset classes. Upheavals in the financial markets can also affect the Company’s business through their effects on general levels of economic activity, employment and customer behavior.

Real estate markets are monitored continuously with attention on regional differences in price performance, absorption trends and supply and demand fundamentals that can impact the rate of foreclosures and delinquencies. Public sector strengths and weaknesses, job growth and macro-economic issues are factors that are closely monitored to identify any impact on the Company’s real estate related investments.

The CMBS, RMBS and leveraged loan sectors are sensitive to evolving conditions that can impair the cash flows realized by investors and is subject to uncertainty. Management’s judgment regarding OTTI and estimated fair value depends upon the evolving investment sector and economic conditions. It can also be affected by the market liquidity, a lack of which can make it difficult to obtain accurate market prices for RMBS and other investments, including CMBS and leveraged loans. Any deterioration in economic fundamentals, especially related to the housing sector could affect management’s judgment regarding OTTI.

The Company has investments in structured products exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as collateralized loan obligations that are classified as CDO. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the complex nature of CDO and the reduced level of transparency to the underlying collateral pools for many market participants, the recovery in CDO valuations generally lags the overall recovery in the underlying assets. Management believes its scenario analysis approach, based primarily on actual collateral data and forward-looking assumptions, does capture the credit and most other risks in each pool. However, in a rapidly changing economic environment, the credit and other risks in each collateral pool will be more volatile and actual credit performance of CDO may differ from the Company’s assumptions.

The Company continuously monitors its investments and assesses their liquidity and financial viability; however, the existence of the factors described above, as well as other market factors, could negatively impact the market value of the Company's investments. If the Company sells its investments prior to maturity or market recovery, these investments may yield a return that is less than the Company otherwise would have been able to realize.

Asset-based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the investment markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

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Market risk arises within the Company’s employee benefit plans to the extent that the obligations of the plans are not fully matched by assets with determinable cash flows. Pension and postretirement obligations are subject to change due to fluctuations in the discount rates used to measure the liabilities as well as factors such as changes in inflation, salary increases and participants living longer. The risks are that such fluctuations could result in assets that are insufficient over time to cover the level of projected benefit obligations. In addition, increases in inflation and members living longer could increase the pension and postretirement obligations. Management determines the level of this risk using reports prepared by independent actuaries and takes action, where appropriate, in terms of setting investment strategy and determining contribution levels. In the event that the pension obligations arising under the Company’s employee benefit plans exceed the assets set aside to meet the obligations, the Company may be required to make additional contributions or increase its level of contributions to these plans.

The spread of the coronavirus had caused increased cases of COVID-19 and significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its further impact on the U.S. and international economies. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources and its operations in future periods.

Political Uncertainties

Political events, domestically or internationally, may directly or indirectly trigger or exacerbate risks related to product offerings, profitability, or any of the risk factors described above. Whether those underlying risk factors are driven by geopolitics or not, the Company’s dynamic approach to managing risks enables management to identify risks, internally and externally, develop mitigation plans, and respond to risks in an attempt to proactively reduce the potential impact of each underlying risk factor on the Company.

b.	Leases

The Company leases office space and equipment in the normal course of business under various noncancelable operating lease agreements. Additionally, the Company, as lessee, has entered various sublease agreements with affiliates for office space, such as Barings. Total rental expense on net operating leases, recorded in general insurance expenses, was $91 million for the year ended December 31, 2022 and $91 million for the year ended December 31, 2021. Net operating leases are net of sublease receipts of $3 million for the year ended December 31, 2022 and $5 million for the year ended December 31, 2021.

For the year ended December 31, 2022, the company has not entered into any sale-leaseback transactions with any unrelated parties. The Company had entered into a sale-leaseback transaction with an unrelated party to sell and leaseback certain fixed assets with book values of $100 million, which resulted in no gain or loss. The lease had a five-year term, which expired in 2021 with annual lease payment of approximately $20 million.

Future minimum commitments for all lease obligations as of December 31, 2022 were as follows:

		Affiliated	Nonaffiliated
	Gross	Subleases	Subleases	Net
	(In Millions)

2023	$91	$3	$1	$87
2024	84	3	1	80
2025	74	3	-	71
2026	57	3	-	54
2027	48	2	-	46
Thereafter	342	9	-	333
Total	$696	$23	$2	$671
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c.	Guaranty funds

The Company is subject to state insurance guaranty fund laws. These laws assess insurance companies’ amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations or liquidity.

d.	Litigation and regulatory matters

In the normal course of business, the Company is involved in disputes, litigation and governmental or regulatory inquiries, administrative proceedings, examinations and investigations, both pending and threatened. These matters, if resolved adversely against the Company or settled, may result in monetary damages, fines and penalties or require changes in the Company’s business practices. The resolution or settlement of these matters is inherently difficult to predict. Based upon the Company’s assessment of these pending matters, the Company does not believe that the amount of any judgment, settlement or other action arising from any pending matter is likely to have a material adverse effect on the statement of financial position. However, an adverse outcome in certain matters could have a material adverse effect on the results of operations for the period in which such matter is resolved, or an accrual is determined to be required, on the financial statement financial position, or on our reputation.

The Company evaluates the need for accruals of loss contingencies for each matter. When a liability for a matter is probable and can be estimated, the Company accrues an estimate of the loss offset by related insurance recoveries or other contributions, if any. An accrual may be subject to subsequent adjustment as a result of additional information and other developments. The resolution of matters is inherently difficult to predict, especially in the early stages of matter. Even if a loss is probable, due to many complex factors, such as speed of discovery and the timing of court decisions or rulings, a loss or range of loss may not be reasonably estimated until the later stages of the matter. For matters where a loss is material and it is either probable or reasonably possible then it is disclosed. For matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimated, no accrual is established, but the matter, if material, is disclosed.

e.	Commitments

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. As of December 31, 2022, the Company had approximately $261 million of these unsecured funding commitments to its subsidiaries and $510 million as of December 31, 2021. The unsecured commitments are included in private placements in the table below. As of December 31, 2022 and 2021, the Company had not funded, nor had an outstanding balance due on, these commitments.

In the normal course of business, the Company enters into letter of credit arrangements. The Company had outstanding letter of credit arrangements of approximately $77 million as of December 31, 2022 and approximately $84 million as of December 31, 2021. As of December 31, 2022 and 2021, the Company did not have any funding requests attributable to these letter of credit arrangements.

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In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires.

As of December 31, 2022, the Company had the following outstanding commitments:

	2023	2024	2025	2026	2027	Thereafter	Total
	(In Millions)
Private placements	$2,408	$2,996	$1,174	$700	$1,908	$4,266	$13,452
Mortgage loans	357	369	195	366	8	110	1,405
Partnerships and LLC	950	691	1,332	579	1,014	1,387	5,953
LIHTCs (including equity contributions)	-	-	-	1	-	31	32
Total	$3,715	$4,056	$2,701	$1,646	$2,930	$5,794	$20,842

In the normal course of business the Company enters into commitments related to property lease arrangements, certain indemnities, investments and other business obligations. As of December 31, 2022 and 2021, the Company had no outstanding obligations attributable to these commitments.

f.	Guarantees

In the normal course of business the Company enters into guarantees related to employee and retirement benefits, the maintenance of subsidiary regulatory capital, surplus levels and liquidity sufficient to meet certain obligations, and other property lease arrangements. If the Company were to recognize a liability, the financial statement impact would be to recognize either an expense or an investment in a subsidiary, controlled, or affiliated entity. The Company has no expectations for recoveries from third parties should these guarantees be triggered. As of December 31, 2022 and 2021, the Company had no outstanding obligations to any obligor attributable to these guarantees.

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The following details contingent guarantees that are made on behalf of the Company’s subsidiaries and affiliates as of December 31, 2022.

Type of guarantee	Nature of guarantee (including term) and events and circumstances that would require the guarantor to perform under guarantee	Carrying amount of liability	Maximum potential amount of future payments (undiscounted) required under the guarantee

Employee and Retirement Benefits	The Company guarantees the payment of certain employee and retirement benefits for its wholly-owned subsidiary Barings, if the subsidiary is unable to pay.	-	The liabilities for these plans of $507 million have been recorded on the subsidiaries' books and represent the Company's maximum obligation.

Capital and Surplus Support of Subsidiaries	Certain guarantees of the Company provide for the maintenance of a subsidiary's regulatory capital, surplus levels and liquidity sufficient to meet certain obligations. These unlimited guarantees are made on behalf of certain wholly-owned subsidiaries. (C.M. Life and MML Bay State Life).	-	These guarantees are not limited and cannot be estimated.

Other Property Lease Arrangements	The Company guarantees the payment of various lease obligations on behalf of its subsidiaries and affiliates.	-	The future maximum potential obligations are immaterial to the Company.

Real Estate Development Guarantee	The construction lender for an office building in London, UK required a cost overrun guarantee equivalent to 8% of the total budgeted cost (£6 million). The Company will only be responsible for its pro rata share of any cost overruns with a maximum additional commitment of approximately £3 million.	-	£9 million

	The Company has reimbursement agreements with two companies for any incurred losses with respect to the financing of life sciences redevelopment project guaranteed obligations. The Company will reimburse its pro rata share of such losses.	-	These guarantees cannot be estimated.

Secure Capital for Variable Annuity Separate Accounts	The Company guarantees the capital contributions required to be made by a variable annuity separate account contract holder in the event the contract holder fails to payoff a subscription line utilized to deploy capital for the separate account.	-	$166 million with the right to increase the line to $215 million.
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17.	Related party transactions

MassMutual has management and service contracts and cost-sharing arrangements with various subsidiaries and affiliates where MassMutual, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services.

MassMutual has agreements with its subsidiaries and affiliates, including Insurance Road LLC, Copper Hill LLC, MML Investment Advisers LLC, The MassMutual Trust Company, FSB, MassMutual International LLC and Baring International Investment Limited, where MassMutual receives revenue for certain recordkeeping and other services that MassMutual provides to customers who select, as investment options, mutual funds managed by these affiliates.

MassMutual has agreements with its subsidiaries, Barings, MML Investment Advisers LLC and MassMutual Intellectual Property LLC, which provide investment advisory services and licensing agreements to MassMutual.

The following table summarizes the transactions between the Company and the related parties:

	Years Ended December 31,
	2022	2021	2020
	(In Millions)
Fee income:
Management and service contracts and cost-sharing arrangements	$366	$364	$335
Investment advisory income	18	23	22
Recordkeeping and other services	16	20	20
Fee expense:
Investment advisory services	236	240	268
Royalty and licensing fees	71	58	58

The Company reported amounts due from subsidiaries and affiliates of $103 million as of December 31, 2022 and $128 million as of December 31, 2021. The Company reported amounts due to subsidiaries and affiliates of $33 million as of December 31, 2022 and $65 million as of December 31, 2021. Terms generally require settlement of these amounts within 30 to 90 days.

The Company held debt issued by MMHLLC that amounted to $2,315 million as of December 31, 2022 and $2,059 million as of December 31, 2021. The Company recorded interest income on MMHLLC debt of $94 million in 2022 and $77 million in 2021. The notes maturing as of June 2022 were refinanced at 5.00% for $257 million. Notes maturing as of March 2021 were refinanced at 1.75% for $500 million.

As of December 31, 2022, MMIH and C.M. Life, together, provided financing of $5,500 million, $5,253 million and $247 million respectively, for MMAF that can be used to finance ongoing asset purchases. MMIH provided financing of $5,253 million as of December 31, 2022 and $5,253 million as of December 31, 2021. During 2022, MMAF borrowed $2,271 million and repaid $2,203 million under the credit facility. During 2021, MMAF borrowed $1,570 million and repaid $1,488 million under the credit facility. Outstanding borrowings under the facility were $3,703 million as of December 31, 2022 and $3,634 million as of December 31, 2021. Interest for these borrowings was $86 million for the year ended December 31, 2022 and $60 million for the year ended December 31, 2021. The floating rate borrowings bear interest at a spread over the 30 day LIBOR. The fixed rate borrowings bear an interest at a spread over average life Treasuries.

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Together, MassMutual and C.M. Life, provide a credit facility to Jefferies Finance, LLC whereby Jefferies Finance, LLC (Jefferies) borrows cash through short-term approved financings to fund the purchase of loans for securitization. During 2022, Jefferies borrowed $225 million and repaid $225 million under the credit facility. During 2021, Jefferies borrowed $900 million and repaid $900 million under the credit facility. As of December 31, 2022, there were no outstanding borrowings under this facility. All outstanding interest due under the facility, as of December 31, 2022, had been paid. The interest of this facility is calculated based on a full pass through of interest accrued on the underlying loans purchased.

In 2022, Insurance Road LLC paid $90 million in dividends and a $123 million return of capital to MassMutual.

In 2022, MassMutual made capital contributions of $17 million to MassMutual International LLC.

In 2022, MassMutual made capital contributions of $35 million to ITPS Holding LLC.

In 2022, MassMutual transferred its ownership in Martello Re to MMHLLC of ($58) million.

In 2022, MassMutual transferred its ownership of partnerships and LLCs to MMHLLC of $194 million.

In 2022, MassMutual made contributions to DPI Acres Capital for $154 million.

In 2022, MassMutual made contributions of $27 million to downstream subsidiaries.

In 2021, Insurance Road LLC paid $389 million in dividends and a $111 million return of capital to MassMutual.

In 2021, MassMutual contributed capital of $15 million and $62 million of fixed assets to ITPS Holding LLC.

In 2021, MassMutual entered into an intercompany loan agreement with its indirectly owned subsidiary Fern Street LLC, whereby MassMutual borrowed $470 million with a rate of 0.2% and a 6-month maturity, for the partial funding of the Ascend acquisition.

The Company has reinsurance agreements with its subsidiary, C.M. Life, and its indirect subsidiary, MML Bay State, including stop-loss, Modco and yearly renewable term agreements on life insurance and annuity products. The Company also has coinsurance agreements with C.M. Life where the Company assumes substantially all of the premium on certain universal life policies.

Effective December 31, 2020, MassMutual provides C.M. Life a stop-loss coverage to transfer a specific interest rate risk. All Odyssey fixed-deferred annuity contracts issued by C.M. Life are covered under this agreement. C.M. Life pays an annual premium to MassMutual. If the coverage is triggered, there will be a settlement at year end from MassMutual to C.M. Life. The maximum total liability of MassMutual under the agreement is $100 million over five years. For the year ended December 31, 2022, there was an estimated loss of $18 million related to the loss settlement for this agreement.

As of December 31, 2022, the net reinsurance amounts due to C.M. Life and MML Bay State were $53 million and as of December 31, 2021, the net reinsurance amounts due to C.M. Life and MML Bay State were $108 million. These outstanding balances are due and payable with terms ranging from monthly to annually, depending on the agreement in effect.

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The following table summarizes the reinsurance transactions for these reinsurance agreements:

	Years Ended December 31,
	2022	2021	2020
	(In Millions)

Premium assumed	$44	$49	$46
Modco adjustments, included in fees and other income	12	11	11
Expense allowance on reinsurance assumed, included in commissions	(13)	(13)	(14)
Policyholders' benefits	(88)	(144)	(89)
Experience refunds (paid) received	(1)	-	-
Accrual for FIA stop-loss agreement	(18)	-	-

The Company currently has one longevity swap reinsurance agreements with Rothesay Life Plc on certain inforce annuity products. Under these agreements, the Company is the reinsurer and Rothesay Life Plc is the cedent.

The following table summarizes the related party transactions between the Company and Rothesay Life Plc:

	Years Ended December 31,
	2022	2021	2020
	(In Millions)

Premium assumed	$(203)	$(165)	$(91)
Policyholders' benefits	192	157	87

For further information on common stocks - subsidiaries and affiliates, refer to Note 5c. “Common stocks - subsidiaries and affiliates.”

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. Refer to Note 16e. “Commitments” for information on the Company’s accounting policies regarding these related party commitments and Note 16f. “Guarantees” for information on the guarantees.

18.	Subsidiaries and affiliated companies

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2022 is illustrated below. Subsidiaries are wholly owned, except as noted.

Subsidiaries of MassMutual

C.M. Life

Berkshire Way LLC

MML Special Situations Investor LLC

Timberland Forest Holding LLC – 37% (remaining 63% owned by MassMutual Trad Private Equity LLC)

MSP – SC, LLC

Insurance Road LLC

MM Copper Hill Road LLC

Jefferies Finance LLC– 50% (remaining 50% owned by Jefferies Group, Inc.)

MML Distributors LLC – 99% (remaining 1% owned by MassMutual Holding LLC)

MML Investment Advisers, LLC

Pioneers Gate LLC

MML Strategic Distributors, LLC

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The MassMutual Trust Company, FSB

MassMutual Mortgage Lending LLC

MML Private Placement Investment Company I, LLC

MML Private Equity Fund Investor LLC

MM Private Equity Intercontinental LLC

MassMutual Holding LLC

MassMutual Investment Holding, LLC

MassMutual International, LLC

MML Mezzanine Investor II, LLC

MML Mezzanine Investor III, LLC

MassMutual External Benefits Group LLC

EM Opportunities LLC

MassMutual MCAM Insurance Company, Inc.

CML Global Capabilities

MM Global Capabilities I LLC

MM Global Capabilities II LLC

MM Global Capabilities III LLC

MML CM LLC

Glidepath Holdings Inc

ITPS Holding LLC

MM/Barings Mutifamily TEBS 2020 LLC

MM Direct Private Investments Holding LLC

MassMutual Ventures Europe/APAC I GP, LLC

MassMutual Ventures US IV, GP, LLC

DPI-ACRES Capital LLC

Amherst Long Term Holdings, LLC

Subsidiaries of C.M. Life Insurance Company

MML Bay State Life Insurance Company

CML Mezzanine Investor III, LLC

CML Special Situations Investor LLC

Subsidiaries of MML Bay State Life Insurance Company

(No subsidiaries)

Subsidiaries of Timberland Forest Holding LLC

Lyme Adirondack Forest Company, LLC

Subsidiaries of Insurance Road LLC

MassMutual Trad Private Equity LLC

MassMutual Intellectual Property LLC

Trad Investments LLC

MML Investment Advisers, LLC

(No Subsidiaries)

Pioneers Gate LLC

(No subsidiaries)

Subsidiaries of MassMutual Holding LLC

Fern Street LLC

Low Carbon Energy Holding

Haven Life Insurance Agency, LLC

MassMutual Assignment Company

MassMutual Capital Partners LLC

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MassMutual Ventures Holding LLC

MM Rothesay Holdco US LLC

MML Investors Services, LLC

LifeScore Labs, LLC

Sleeper Street LLC

MM Asset Management Holding LLC

MM Catalyst Fund LLC

Aland Royalty Holdings LP

GASL Holdings LLC

Barings Asset-Based Income Fund (US) LP

Babson Capital Global Special Situation Credit Fund 2

Barings Global Real Assets Fund LP

Barings Global Special Situations Credit Fund 3

Barings North American Private Loan Fund LP

Marco Hotel LLC

HB Naples Golf Owner LLC

RB Apartments LLC

Subsidiaries of MassMutual International LLC

MassMutual Solutions LLC

Yunfeng Financial Group Limited

MassMutual Asia Limited (SPV)

Subsidiaries of CML CM LLC

Blueprint Income LLC

Flourish Digital Assets LLC

Flourish Financial LLC

Flourish Holding Company LLC

Flourish Technologies LLC

Subsidiaries of Glidepath Holdings Inc

Great American Life Insurance Company

AAG Insurance Agency, LLC

Annuity Investor Life Insurance Company

Great American Advisors, LLC

Manhattan National Holding Corporation

Subsidiaries of MassMutual Ventures Holding LLC

MassMutual Ventures US I LLC

MassMutual Ventures US II LLC

MassMutual Ventures US III LLC

MassMutual Ventures US IV LLC

MassMutual Ventures UK LLC

MassMutual Ventures Southeast Asia I LLC

MassMutual Ventures Southeast Asia II LLC

MassMutual Ventures Management LLC

MassMutual Ventures SEA Management Private Limited (an indirect subsidiary of Subsidiary of MassMutual Ventures Holding LLC)

Athens Fund Management LLC

Open Alternatives LLC

MML Investors Services, LLC

MMLISI Financial Alliances, LLC

MML Insurance agency, LLC

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Subsidiaries of Barings LLC (a subsidiary of MM Asset Management Holding LLC)

Barings Finance LLC

Barings Securities LLC

Barings Guernsey Limited

Barings Real Estate Acquisitions LLC

Barings Asset Management (Asia) Holdings Limited

Barings Multifamily Capital Holdings LLC

Barings Australia Real Estate Holdings Pty Ltd

Subsidiaries of Baring Asset Management Limited (an indirect subsidiary of MassMutual Baring Holding LLC)

Baring International Investment Limited

Baring International Investment Management Holdings Limited

Baring Fund Managers Limited

Baring Investment Services Limited

Barings Global Advisers Limited

Barings European Core Property Fund GP Sàrl

Barings BME GP Sàrl

Barings Core Fund Feeder I GP S.à.r.l.

Barings Investment Fund (LUX) GP S.à r.l

Barings GPC GP S.à.r.l

Barings Umbrella Fund (LUX) GP S.à.r.l

GPLF4(S) GP S.à r. l

PREIF Holdings Limited Partnership

Subsidiaries of Baring International Investment Limited

(No subsidiaries)

Subsidiaries of MassMutual Investment Holding

MML Management Corporation

MassMutual Asset Finance LLC

MMIH Bond Holdings LLC

Subsidiaries of MML Management Corporation

MassMutual Holding MSC, Inc.

MassMutual International Holding MSC, Inc.

Subsidiaries of MassMutual Asset Finance LLC

MMAF Equipment Finance LLC 2014-A

MMAF Equipment Finance LLC 2017-A

MMAF Equipment Finance LLC 2017-B

MMAF Equipment Finance LLC 2018-A

MMAF Equipment Finance LLC 2019-A

MMAF Equipment Finance LLC 2019-B

MMAF Equipment Finance LLC 2020–A

MMAF Equipment Finance LLC 2020–B

MMAF Equipment Finance LLC 2021-A

MMAF Equipment Finance LLC 2022-A

MMAF Equipment Finance LLC 2022-B

Rozier LLC

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Information regarding filings of Subsidiaries and Controlled Affiliates

The following presents certain information regarding the Company’s valuation filings for controlled affiliates of the Company:

		As of December 31, 2022
	CUSIP	Gross Value	Non-admitted	Admitted	Latest Filing	2021 Approved Valuation	Filing Code	Valuation Method Disallowed?
	($ in Millions)

MassMutual Holding LLC	57543#-11-8	$17,227	$-	$17,227	8/17/2022	$17,229	Sub-2	No
The MassMutual Trust Co, FSB	57631@-10-5	25	-	25	4/5/2022	29	Sub-2	No
MM Investment Holding	G5695@10-8	659	-	659	9/7/2022	577	Sub-2	No
MM Investment Holding	G5695@11-6	1,071	-	1,071	9/7/2022	1,212	Sub-2	No
Glidepath Holdings Inc	37930@-10-5	3,475	-	3,475	11/11/2022	3,588	Sub-2	No
Aggregate Total		$22,457	$-	$22,457		$22,635
19.	Subsequent events

Management of the Company has evaluated subsequent events through March 7, 2023, the date the financial statements were available to be issued to state regulators and subsequently on the Company’s website. No events have occurred subsequent to the date of the financial statements, except for:

On January 19, 2023, MassMutual issued a €500 million funding agreement with a 3.75% fixed rate and a 7-year maturity.

On February 3, 2023, MassMutual issued a NOK 1,000 million funding agreement with a 4.01% fixed rate and an 8-year maturity.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

20.	Impairment listing for loan-backed and structured securities

The following are the total cumulative adjustments and impairments for loan-backed and structured securities since July 1, 2009:

Period Ended	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
December 31, 2022	$47,152,655	$-	$47,152,655	$42,630,344	(4,522,311)	$42,630,344	$35,962,545
September 30, 2022	23,315,048	-	23,315,048	22,016,070	(1,298,978)	22,016,070	19,284,696
June 30, 2022	17,306,639	-	17,306,639	15,826,391	(1,480,248)	15,826,391	13,534,918
March 31, 2022	30,135,997	-	30,135,997	23,857,778	(6,278,218)	23,857,778	23,674,371
December 31, 2021	6,658,614	-	6,658,615	6,490,508	(168,107)	6,490,508	6,369,198
September 30, 2021	4,061,382	-	4,061,382	3,955,723	(105,659)	3,955,723	3,595,213
June 30, 2021	11,352,643	-	11,352,642	10,386,581	(966,063)	10,386,581	11,323,900
March 31, 2021	11,247,256	-	11,247,257	5,074,493	(6,172,764)	5,074,493	5,237,174
December 31, 2020	16,071,907	-	16,071,907	14,674,300	(1,397,607)	14,674,300	15,473,517
September 30, 2020	21,375,383	-	21,375,383	19,160,250	(2,215,134)	19,160,250	18,862,027
June 30, 2020	10,180,123	-	10,180,123	8,992,610	(1,187,513)	8,992,610	9,249,851
March 31, 2020	24,799,788	-	24,799,788	20,197,344	(4,602,443)	20,197,344	24,683,947
December 31, 2019	3,992,400	-	3,992,400	3,539,281	(453,119)	3,539,281	3,439,138
September 30, 2019	16,909,029	-	16,909,029	15,191,932	(1,717,097)	15,191,932	14,639,756
June 30, 2019	6,980,030	-	6,980,030	6,187,029	(793,001)	6,187,029	7,133,620
March 31, 2019	7,791,000	-	7,791,000	7,634,637	(156,363)	7,634,637	7,683,021
December 31, 2018	4,550,173	-	4,550,173	3,815,559	(734,614)	3,815,559	4,014,514
September 30, 2018	4,320,826	-	4,320,826	3,663,181	(657,645)	3,663,181	3,687,297
June 30, 2018	634,235	-	634,235	279,221	(355,014)	279,221	386,752
March 31, 2018	645,690	-	645,690	488,181	(157,509)	488,181	448,494
December 31, 2017	3,949,513	-	3,949,513	1,958,759	(1,990,754)	1,958,759	2,023,952
September 30, 2017	4,436,542	-	4,436,542	876,942	(3,559,600)	876,942	4,647,683
June 30, 2017	40,538,551	-	40,538,551	39,808,956	(729,595)	39,808,956	60,990,732
March 31, 2017	41,788,380	-	41,788,380	41,391,889	(396,491)	41,391,889	56,156,936
December 31, 2016	42,175,938	-	42,175,938	42,045,721	(130,217)	42,045,721	54,619,477
September 30, 2016	44,266,478	-	44,266,478	41,890,535	(2,375,942)	41,890,535	61,300,066
June 30, 2016	49,097,217	-	49,097,217	48,202,703	(894,514)	48,202,703	63,207,410
March 31, 2016	57,985,071	-	57,985,071	55,783,979	(2,201,092)	55,783,979	70,578,397
December 31, 2015	4,881,394	-	4,881,394	4,783,194	(98,200)	4,783,194	4,728,736
September 30, 2015	50,531,382	-	50,531,382	45,665,859	(4,865,524)	45,665,859	58,523,652
June 30, 2015	66,924,927	-	66,924,927	65,240,585	(1,684,341)	65,240,585	72,953,475
March 31, 2015	17,856,447	-	17,856,447	17,681,510	(174,937)	17,681,510	17,553,999
December 31, 2014	69,225,743	-	69,225,743	68,301,291	(924,452)	68,301,291	79,410,553
September 30, 2014	645,721	-	645,721	604,437	(41,284)	604,437	627,381
June 30, 2014	57,012,606	-	57,012,606	55,422,168	(1,590,438)	55,422,168	75,253,388
March 31, 2014	91,702,041	-	91,702,041	80,744,074	(10,957,967)	80,744,074	97,672,071
December 31, 2013	113,707,951	-	113,707,951	108,815,640	(4,892,311)	108,815,640	111,783,052
September 30, 2013	81,945,730	-	81,945,730	80,589,482	(1,356,248)	80,589,482	77,049,314
June 30, 2013	147,215,936	-	147,215,936	142,140,572	(5,075,365)	142,140,572	130,973,023
March 31, 2013	194,772,025	-	194,772,025	188,372,089	(6,399,936)	188,372,089	176,678,910
December 31, 2012	378,096,660	-	378,096,660	366,323,110	(11,773,550)	366,323,110	333,086,073
September 30, 2012	816,573,456	-	816,573,456	788,350,823	(28,222,633)	788,350,823	697,683,289
June 30, 2012	912,025,937	-	912,025,937	890,494,221	(21,531,716)	890,494,221	708,872,106
March 31, 2012	1,095,018,529	-	1,095,018,529	1,058,132,041	(36,886,488)	1,058,132,041	841,095,013
December 31, 2011	1,090,904,993	-	1,090,904,993	1,056,761,288	(34,143,705)	1,056,761,288	754,310,838
September 30, 2011	762,320,632	-	762,320,632	738,510,048	(23,810,584)	738,510,048	546,494,232
June 30, 2011	1,130,732,656	-	1,130,732,656	1,078,535,670	(52,196,986)	1,078,535,670	839,143,290
March 31, 2011	1,097,705,351	-	1,097,705,351	1,068,852,204	(28,853,147)	1,068,852,204	816,688,348
December 31, 2010	968,742,508	-	968,742,508	950,111,417	(18,631,091)	950,111,417	708,895,637
September 30, 2010	915,728,030	-	915,728,030	889,896,058	(25,831,972)	889,896,058	673,462,493
June 30, 2010	1,362,887,892	-	1,362,887,892	1,335,628,212	(27,259,681)	1,335,628,212	975,241,506
98

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

March 31, 2010	1,471,905,696	-	1,471,905,696	1,391,337,543	(80,568,153)	1,391,337,543	1,015,645,802
December 31, 2009	1,349,124,214	-	1,349,124,214	1,290,817,168	(58,307,047)	1,290,817,168	852,088,739
September 30, 2009	2,953,442,689	(106,853,708)	2,846,588,981	2,700,948,264	(145,640,717)	2,700,948,264	1,692,409,640
Totals		$(106,853,708)			$(679,416,083)

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2022:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12624QAC7	$3,800,115	$-	$3,800,115	$3,420,115	$(380,000)	$3,420,115	$1,588,875
12624SAE9	2,716,498	-	2,716,498	2,435,538	(280,960)	2,435,538	835,883
36192RAL6	2,950,670	-	2,950,670	1,475,670	(1,475,000)	1,475,670	1,096,111
00442FAB8	54,320	-	54,320	42,042	(12,278)	42,042	9,321
02660CAH3	30,449	-	30,449	27,509	(2,940)	27,509	621
040104RV5	1,538,602	-	1,538,602	1,447,321	(91,281)	1,447,321	1,361,477
040104TF8	46,015	-	46,015	44,165	(1,850)	44,165	34,412
04012XAC9	140,344	-	140,344	134,035	(6,309)	134,035	114,094
04544TAB7	29,637	-	29,637	8,031	(21,606)	8,031	27,105
12479DAC2	1,754,671	-	1,754,671	1,705,748	(48,923)	1,705,748	1,321,385
1248MGAJ3	45,771	-	45,771	43,936	(1,835)	43,936	36,622
17311YAC7	1,339,319	-	1,339,319	1,249,956	(89,363)	1,249,956	1,251,680
30247DAD3	615,686	-	615,686	576,172	(39,514)	576,172	523,602
35729RAE6	3,769,442	-	3,769,442	3,620,540	(148,902)	3,620,540	3,166,561
40431KAE0	2,102,171	-	2,102,171	2,066,603	(35,567)	2,066,603	2,080,134
46630KAA4	163,709	-	163,709	160,394	(3,316)	160,394	150,262
57643LMP8	699,246	-	699,246	655,527	(43,720)	655,527	703,992
590212AB2	36,752	-	36,752	32,892	(3,860)	32,892	35,553
61749BAB9	25,730	-	25,730	18,784	(6,946)	18,784	19,869
61750FAE0	427,971	-	427,971	409,815	(18,156)	409,815	364,414
61750MAB1	3,966	-	3,966	3,252	(714)	3,252	3,061
84752CAE7	780,353	-	780,353	534,007	(246,346)	534,007	735,662
86359DXD4	207,910	-	207,910	194,222	(13,688)	194,222	192,670
86363HAB8	38,745	-	38,745	36,881	(1,864)	36,881	32,197
05535DAN4	815,322	-	815,322	781,142	(34,180)	781,142	668,809
12667GKG7	48,651	-	48,651	47,599	(1,052)	47,599	49,753
17025RAA3	274,474	-	274,474	222,741	(51,733)	222,741	264,605
22943HAD8	3,639,676	-	3,639,676	3,553,679	(85,998)	3,553,679	1,966,703
251563FB3	21,743	-	21,743	18,668	(3,075)	18,668	21,315
32053LAA0	20,430	-	20,430	19,665	(765)	19,665	19,195
362290AC2	165,551	-	165,551	119,985	(45,566)	119,985	163,292
43739EAP2	1,491,643	-	1,491,643	1,378,947	(112,696)	1,378,947	1,338,336
45254TRX4	27,269	-	27,269	24,861	(2,408)	24,861	24,629
45660LYW3	807,355	-	807,355	801,731	(5,623)	801,731	740,968
466247XE8	648,455	-	648,455	636,766	(11,689)	636,766	552,507
589929X29	476,677	-	476,677	442,351	(34,326)	442,351	455,505
59020UW43	96,706	-	96,706	67,631	(29,075)	67,631	81,213
61915RBZ8	182,035	-	182,035	180,158	(1,878)	180,158	165,479
65535VRK6	496,060	-	496,060	477,703	(18,357)	477,703	503,077
86358HHX0	185,982	-	185,982	180,224	(5,758)	180,224	138,376
86359BLQ2	912,392	-	912,392	860,886	(51,506)	860,886	788,258
92978EAA2	87,160	-	87,160	83,990	(3,170)	83,990	80,341
41161PHU0	1,288,335	-	1,288,335	1,111,121	(177,215)	1,111,121	1,242,875
41161PTP8	79,162	-	79,162	70,296	(8,866)	70,296	69,500
41161PWB5	748,794	-	748,794	743,267	(5,528)	743,267	642,772
45660N5H4	1,326,680	-	1,326,680	1,291,747	(34,933)	1,291,747	1,293,674
05949CCB0	37,242	-	37,242	34,365	(2,878)	34,365	35,868
36298XAA0	4,996,628	-	4,996,628	4,820,011	(176,617)	4,820,011	4,541,703
36298XAB8	4,960,140	-	4,960,140	4,317,655	(642,484)	4,317,655	4,428,229
Totals	$47,152,655	$-	$47,152,655	$42,630,344	$(4,522,311)	$42,630,344	$35,962,545
99

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2022:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
01853GAB6	$14,137	$-	$14,137	$14,133	$(4)	$14,133	$81,535
02660CAH3	30,416	-	30,416	30,133	(283)	30,133	520
040104RV5	1,615,798	-	1,615,798	1,524,246	(91,552)	1,524,246	1,400,628
040104TF8	51,554	-	51,554	45,567	(5,987)	45,567	35,698
040104TG6	548,457	-	548,457	448,751	(99,706)	448,751	462,045
04012XAC9	158,236	-	158,236	138,996	(19,240)	138,996	114,648
1248MGAJ3	48,376	-	48,376	46,059	(2,317)	46,059	37,828
14454AAB5	676,443	-	676,443	675,900	(543)	675,900	797,469
35729RAE6	4,081,381	-	4,081,381	3,766,230	(315,151)	3,766,230	3,254,010
40431KAE0	2,165,192	-	2,165,192	2,079,404	(85,788)	2,079,404	2,080,910
46629NAC7	37,064	-	37,064	34,532	(2,532)	34,532	28,639
46630KAA4	168,908	-	168,908	166,176	(2,733)	166,176	156,211
57643LMP8	794,964	-	794,964	695,958	(99,006)	695,958	707,626
617463AA2	9,759	-	9,759	8,712	(1,047)	8,712	6,788
61750FAE0	472,290	-	472,290	426,190	(46,100)	426,190	370,275
617526AE8	213,790	-	213,790	183,317	(30,473)	183,317	205,107
86359DXD4	258,372	-	258,372	209,421	(48,950)	209,421	209,160
86363HAB8	42,386	-	42,386	39,363	(3,023)	39,363	33,395
93934XAB9	173,541	-	173,541	135,596	(37,945)	135,596	152,650
05535DAN4	846,722	-	846,722	844,091	(2,632)	844,091	719,154
12667GKG7	53,610	-	53,610	50,015	(3,595)	50,015	52,574
12668ACY9	196,165	-	196,165	158,127	(38,037)	158,127	199,829
18974BAA7	139,604	-	139,604	135,673	(3,931)	135,673	142,094
22540VG71	39,290	-	39,290	38,205	(1,085)	38,205	39,865
22943HAD8	3,726,422	-	3,726,422	3,648,804	(77,618)	3,648,804	1,947,539
45254TSM7	666,066	-	666,066	648,569	(17,497)	648,569	557,450
466247XE8	670,770	-	670,770	665,673	(5,097)	665,673	576,833
525221AJ6	554,561	-	554,561	553,790	(771)	553,790	552,476
59020UW43	99,571	-	99,571	98,502	(1,069)	98,502	80,640
65535VRK6	537,959	-	537,959	492,267	(45,692)	492,267	506,957
75116CET9	52,218	-	52,218	37,480	(14,738)	37,480	51,726
92926UAC5	57,744	-	57,744	45,834	(11,910)	45,834	55,826
92978EAA2	93,378	-	93,378	87,280	(6,098)	87,280	83,812
23332UCM4	26,121	-	26,121	24,163	(1,958)	24,163	25,263
41161PTP8	76,675	-	76,675	72,259	(4,416)	72,259	68,493
41161PWB5	796,629	-	796,629	761,585	(35,044)	761,585	655,513
45660N5H4	1,475,897	-	1,475,897	1,375,793	(100,104)	1,375,793	1,309,005
362341VU0	1,644,583	-	1,644,583	1,609,277	(35,306)	1,609,277	1,524,505
Totals	$23,315,048	$-	$23,315,048	$22,016,070	$(1,298,978)	$22,016,070	$19,284,696

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2022:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
01853GAB6	$66,515	$-	$66,515	$11,444	$(55,072)	$11,444	$88,216
040104RV5	1,784,407	-	1,784,407	1,603,660	(180,747)	1,603,660	1,520,334
040104TF8	38,441	-	38,441	35,870	(2,572)	35,870	27,369
04012XAC9	110,303	-	110,303	106,039	(4,264)	106,039	85,613
1248MGAJ3	33,572	-	33,572	31,812	(1,760)	31,812	27,009
14454AAB5	881,442	-	881,442	677,715	(203,728)	677,715	840,850
35729RAE6	4,202,719	-	4,202,719	4,089,490	(113,229)	4,089,490	3,504,758
45071KDD3	273,858	-	273,858	258,285	(15,573)	258,285	253,045
61749BAB9	51,130	-	51,130	41,427	(9,703)	41,427	50,025
86359DXD4	272,114	-	272,114	262,835	(9,280)	262,835	230,996
86363HAB8	33,458	-	33,458	28,887	(4,571)	28,887	26,054
05535DAN4	1,158,770	-	1,158,770	873,964	(284,806)	873,964	779,790
07387AFX8	65,702	-	65,702	54,499	(11,203)	54,499	65,889
100

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

12668ABP9	177,942	-	177,942	145,191	(32,751)	145,191	170,379
18974BAA7	163,686	-	163,686	159,493	(4,193)	159,493	158,996
18974BAN9	77,869	-	77,869	70,973	(6,896)	70,973	75,478
22943HAD8	4,013,588	-	4,013,588	3,751,800	(261,788)	3,751,800	2,037,389
45254TRX4	45,557	-	45,557	40,333	(5,224)	40,333	42,158
525221AJ6	718,882	-	718,882	583,189	(135,692)	583,189	606,787
59020UW43	106,578	-	106,578	102,698	(3,880)	102,698	124,978
761118FM5	1,217,616	-	1,217,616	1,142,589	(75,026)	1,142,589	1,144,285
85554NAG5	94,558	-	94,558	80,862	(13,696)	80,862	90,860
92978EAA2	67,304	-	67,304	65,210	(2,094)	65,210	61,610
45660N5H4	1,537,499	-	1,537,499	1,502,180	(35,320)	1,502,180	1,379,463
12669GXW6	44,815	-	44,815	41,990	(2,826)	41,990	77,371
589929N38	68,312	-	68,312	63,956	(4,356)	63,956	65,216
Totals	$17,306,639	$-	$17,306,639	$15,826,391	$(1,480,248)	$15,826,391	$13,534,918

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2022:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00256DAA0	$1,762,699	$-	$1,762,699	$1,364,210	$(398,489)	$1,364,210	$1,122,333
07388VAH1	2,364,730	-	2,364,730	244,594	(2,120,137)	244,594	244,594
22545XBB8	1,683,921	-	1,683,921	211,871	(1,472,050)	211,871	210,934
00442FAB8	70,075	-	70,075	52,264	(17,811)	52,264	10,685
040104TF8	59,249	-	59,249	53,852	(5,397)	53,852	41,892
040104TG6	623,388	-	623,388	531,410	(91,978)	531,410	545,952
04012XAC9	178,777	-	178,777	162,199	(16,578)	162,199	136,446
1248MGAJ3	52,182	-	52,182	51,033	(1,149)	51,033	45,331
17311YAC7	1,623,994	-	1,623,994	1,327,822	(296,172)	1,327,822	1,502,602
24763LFY1	134,155	-	134,155	67,703	(66,452)	67,703	106,050
35729RAE6	4,416,912	-	4,416,912	4,231,274	(185,638)	4,231,274	3,947,591
40431KAE0	2,521,316	-	2,521,316	2,214,702	(306,614)	2,214,702	2,513,960
45071KDD3	488,363	-	488,363	436,903	(51,460)	436,903	448,752
55291KAC1	633,248	-	633,248	169,402	(463,846)	169,402	598,172
57643LMP8	906,102	-	906,102	809,314	(96,788)	809,314	815,499
617463AA2	10,553	-	10,553	9,894	(659)	9,894	8,101
61750FAE0	509,354	-	509,354	473,873	(35,481)	473,873	435,242
617526AE8	262,688	-	262,688	214,229	(48,459)	214,229	243,939
86359DXD4	304,264	-	304,264	279,462	(24,802)	279,462	275,224
07384YPP5	314,885	-	314,885	207,555	(107,330)	207,555	66,352
32053LAA0	27,875	-	27,875	22,820	(5,055)	22,820	25,221
45660LAU3	78,731	-	78,731	75,334	(3,397)	75,334	76,824
59020UW43	176,900	-	176,900	108,489	(68,411)	108,489	132,229
65535VRK6	592,663	-	592,663	536,987	(55,676)	536,987	561,983
761118FM5	1,932,729	-	1,932,729	1,911,872	(20,857)	1,911,872	1,863,619
76112HAE7	13,536	-	13,536	10,283	(3,253)	10,283	13,495
92978EAA2	102,806	-	102,806	97,782	(5,024)	97,782	94,757
93935PAH2	137,585	-	137,585	115,483	(22,102)	115,483	131,766
41161PWB5	884,324	-	884,324	852,993	(31,331)	852,993	771,130
45660N5H4	1,600,750	-	1,600,750	1,533,921	(66,829)	1,533,921	1,444,261
36298XAB8	5,320,204	-	5,320,204	5,307,865	(12,338)	5,307,865	5,034,048
55274SAM3	177,495	-	177,495	25,133	(152,362)	25,133	29,827
59024WAB3	137,567	-	137,567	119,223	(18,344)	119,223	142,528
94984GAD9	31,976	-	31,976	26,026	(5,950)	26,026	33,031
Totals	$30,135,997	$-	$30,135,997	$23,857,778	$(6,278,218)	$23,857,778	$23,674,371
101

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2021:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
040104TF8	$59,686	$-	$59,686	$59,300	$(386)	$59,300	$49,870
04012XAC9	130,314	-	130,314	122,160	(8,154)	122,160	107,581
1248MGAJ3	35,096	-	35,096	34,855	(241)	34,855	31,996
35729RAE6	4,028,108	-	4,028,108	3,999,290	(28,818)	3,999,290	3,995,059
617463AA2	6,685	-	6,685	5,767	(918)	5,767	5,247
61749BAB9	61,698	-	61,698	51,363	(10,335)	51,363	60,638
61750FAE0	342,930	-	342,930	319,304	(23,626)	319,304	307,808
61750MAB1	3,456	-	3,456	3,113	(343)	3,113	3,182
86359DXD4	335,476	-	335,476	308,315	(27,161)	308,315	309,361
92926SAB2	558	-	558	494	(64)	494	521
45660LYW3	677,413	-	677,413	675,162	(2,251)	675,162	630,760
79548KXQ6	51,835	-	51,835	37,121	(14,714)	37,121	65,254
92978EAA2	75,569	-	75,569	72,635	(2,934)	72,635	72,325
41161PWB5	822,378	-	822,378	776,768	(45,610)	776,768	706,114
55274SAM3	27,413	-	27,413	24,861	(2,552)	24,861	23,482
Totals	$6,658,614	$-	$6,658,615	$6,490,508	$(168,107)	$6,490,508	$6,369,198

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2021:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
040104TF8	$59,686	$-	$59,686	$59,300	$(386)	$59,300	$49,870
04012XAC9	130,314	-	130,314	122,160	(8,154)	122,160	107,581
1248MGAJ3	35,096	-	35,096	34,855	(241)	34,855	31,996
35729RAE6	4,028,108	-	4,028,108	3,999,290	(28,818)	3,999,290	3,995,059
617463AA2	6,685	-	6,685	5,767	(918)	5,767	5,247
61749BAB9	61,698	-	61,698	51,363	(10,335)	51,363	60,638
61750FAE0	342,930	-	342,930	319,304	(23,626)	319,304	307,808
61750MAB1	3,456	-	3,456	3,113	(343)	3,113	3,182
86359DXD4	335,476	-	335,476	308,315	(27,161)	308,315	309,361
92926SAB2	558	-	558	494	(64)	494	521
45660LYW3	677,413	-	677,413	675,162	(2,251)	675,162	630,760
79548KXQ6	51,835	-	51,835	37,121	(14,714)	37,121	65,254
92978EAA2	75,569	-	75,569	72,635	(2,934)	72,635	72,325
41161PWB5	822,378	-	822,378	776,768	(45,610)	776,768	706,114
55274SAM3	27,413	-	27,413	24,861	(2,552)	24,861	23,482
Totals	$6,658,614	$-	$6,658,615	$6,490,508	$(168,107)	$6,490,508	$6,369,198

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2021:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00442FAB8	$95,903	$-	$95,903	$70,276	$(25,627)	$70,276	$60,821
86359DXD4	359,657	-	359,657	339,761	(19,896)	339,761	337,895
05535DAN4	1,260,315	-	1,260,315	1,255,426	(4,889)	1,255,426	1,020,099
073879QF8	247,750	-	247,750	226,078	(21,672)	226,078	256,430
45660LYW3	907,047	-	907,047	906,647	(400)	906,647	879,977
92978EAA2	110,354	-	110,354	108,384	(1,970)	108,384	106,564
41161PWB5	1,049,397	-	1,049,397	1,023,087	(26,310)	1,023,087	908,082
55274SAM3	30,959	-	30,959	26,064	(4,895)	26,064	25,345
Totals	$4,061,382	$-	$4,061,382	$3,955,723	$(105,659)	$3,955,723	$3,595,213
102

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2021:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
040104TG6	$751,483	$-	$751,483	$596,747	$(154,736)	$596,747	$700,223
05535DCF9	2,412,525	-	2,412,525	2,168,139	(244,386)	2,168,139	2,608,461
40431KAE0	2,389,667	-	2,389,667	2,348,253	(41,414)	2,348,253	2,745,165
61750FAE0	555,370	-	555,370	534,914	(20,456)	534,914	493,887
86359DXD4	394,726	-	394,726	364,962	(29,764)	364,962	369,964
05535DAN4	1,386,766	-	1,386,766	1,038,889	(347,877)	1,038,889	1,141,961
45660LYW3	959,375	-	959,375	942,757	(16,618)	942,757	927,049
79548KXQ6	121,590	-	121,590	96,976	(24,616)	96,976	97,070
92978EAA2	115,502	-	115,502	112,103	(3,399)	112,103	110,484
41161PWB5	1,112,829	-	1,112,829	1,079,359	(33,470)	1,079,359	969,681
576433H33	1,119,491	-	1,119,491	1,071,784	(47,707)	1,071,784	1,074,403
55274SAM3	33,318	-	33,318	31,698	(1,620)	31,698	85,553
Totals	$11,352,643	$-	$11,352,642	$10,386,581	$(966,063)	$10,386,581	$11,323,900

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2021:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
36828QQJ8	$5,796,000	$-	$5,796,000	$-	$(5,796,000)	$-	$-
05535DCF9	2,560,946	-	2,560,946	2,505,561	(55,385)	2,505,561	2,647,762
61750FAE0	582,728	-	582,728	558,079	(24,649)	558,079	500,569
18974BAA7	203,962	-	203,962	193,231	(10,731)	193,231	197,038
22540V3F7	124,724	-	124,724	11,082	(113,642)	11,082	3,496
92978EAA2	123,118	-	123,118	119,363	(3,755)	119,363	115,107
41161PWB5	1,183,481	-	1,183,481	1,153,338	(30,143)	1,153,338	1,017,022
12669GXW6	153,925	-	153,925	20,286	(133,639)	20,286	173,435
55274SAM3	38,192	-	38,192	33,418	(4,774)	33,418	84,650
86359DME4	480,180	-	480,180	480,135	(45)	480,135	498,095
Totals	$11,247,256	$-	$11,247,257	$5,074,493	$(6,172,764)	$5,074,493	$5,237,174

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2020:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
01853GAB6	$166,318	$-	$166,318	$58,609	$(107,709)	$58,609	$136,619
05535DCF9	2,639,139	-	2,639,139	2,595,116	(44,023)	2,595,116	2,812,127
61750FAE0	594,740	-	594,740	584,887	(9,853)	584,887	530,736
61750MAB1	4,675	-	4,675	4,502	(173)	4,502	4,545
92926SAB2	585	-	585	567	(18)	567	562
124860CB1	21,523	-	21,523	14,872	(6,651)	14,872	17,887
18974BAA7	205,451	-	205,451	204,843	(608)	204,843	186,946
18974BAN9	101,669	-	101,669	101,513	(156)	101,513	98,300
2254W0NK7	89,902	-	89,902	23,726	(66,176)	23,726	94,611
45660LYW3	1,074,456	-	1,074,456	1,035,449	(39,007)	1,035,449	1,020,046
65535VRK6	681,735	-	681,735	601,631	(80,104)	601,631	653,481
79548KXQ6	99,323	-	99,323	98,725	(598)	98,725	92,899
92978EAA2	130,042	-	130,042	125,448	(4,594)	125,448	119,223
23332UBW3	26,310	-	26,310	21,116	(5,193)	21,116	30,347
576433H33	1,207,614	-	1,207,614	1,145,808	(61,806)	1,145,808	1,116,853
125435AA5	1,635,577	-	1,635,577	1,543,519	(92,058)	1,543,519	1,596,490
36298XAA0	6,639,520	-	6,639,520	5,802,921	(836,599)	5,802,921	6,153,831
55274SAM3	61,225	-	61,225	42,760	(18,465)	42,760	93,792
86359DME4	673,784	-	673,784	662,791	(10,993)	662,791	698,159
929227ZF6	18,319	-	18,319	5,496	(12,823)	5,496	16,063
Totals	$16,071,907	$-	$16,071,907	$14,674,300	$(1,397,607)	$14,674,300	$15,473,517
103

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2020:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
US05618HAE53	$555,162	$-	$555,162	$387,040	$(168,122)	$387,040	$162,575
00442FAB8	144,957	-	144,957	79,275	(65,682)	79,275	112,060
05535DCF9	2,755,413	-	2,755,413	2,649,186	(106,228)	2,649,186	2,553,142
46630KAA4	191,718	-	191,718	184,342	(7,376)	184,342	179,699
61749BAB9	105,432	-	105,432	91,620	(13,812)	91,620	88,204
61750MAB1	4,837	-	4,837	4,672	(165)	4,672	3,421
92926SAB2	604	-	604	588	(16)	588	438
07384YPP5	12,990	-	12,990	9,466	(3,524)	9,466	35,174
073879QF8	45,111	-	45,111	43,889	(1,222)	43,889	39,772
17307GRU4	104,250	-	104,250	55,590	(48,659)	55,590	91,680
18974BAA7	215,833	-	215,833	212,231	(3,602)	212,231	183,053
18974BAN9	106,359	-	106,359	104,851	(1,507)	104,851	97,631
9393365V1	399,194	-	399,194	394,263	(4,932)	394,263	364,935
23332UBW3	31,650	-	31,650	29,218	(2,432)	29,218	22,244
12669GWN7	849,557	-	849,557	799,224	(50,333)	799,224	782,638
12669GXW6	244,251	-	244,251	233,647	(10,604)	233,647	223,233
32051DCK6	79,208	-	79,208	61,819	(17,389)	61,819	82,998
36298XAA0	7,738,893	-	7,738,893	7,511,130	(227,763)	7,511,130	7,120,125
36298XAB8	7,666,120	-	7,666,120	6,250,751	(1,415,369)	6,250,751	6,539,292
45660LY94	13,115	-	13,115	6,394	(6,721)	6,394	26,528
74951PBT4	110,729	-	110,729	51,052	(59,676)	51,052	153,185
Totals	$21,375,383	$-	$21,375,383	$19,160,250	$(2,215,134)	$19,160,250	$18,862,027

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2020:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
17307GRU4	$107,326	$-	$107,326	$77,392	$(29,934)	$77,392	$160,449
18974BAA7	245,427	-	245,427	235,230	(10,197)	235,230	201,416
18974BAN9	119,509	-	119,509	114,571	(4,938)	114,571	107,924
362290AC2	220,776	-	220,776	219,541	(1,235)	219,541	307,360
79548KXQ6	172,175	-	172,175	170,007	(2,168)	170,007	130,248
855541AC2	508,940	-	508,940	384,558	(124,383)	384,558	460,800
9393365V1	433,313	-	433,313	415,261	(18,053)	415,261	356,247
45660LY94	28,987	-	28,987	13,258	(15,729)	13,258	21,174
57643QAE5	2,203,118	-	2,203,118	1,819,560	(383,558)	1,819,560	2,367,000
74951PBT4	260,811	-	260,811	143,231	(117,579)	143,231	157,616
86359DMC8	5,799,490	-	5,799,490	5,333,524	(465,966)	5,333,524	4,907,737
92990GAE3	80,251	-	80,251	66,477	(13,773)	66,477	71,880
Totals	$10,180,123	$-	$10,180,123	$8,992,610	$(1,187,513)	$8,992,610	$9,249,851

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2020:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
05535DCF9	$3,012,907	$-	$3,012,907	$2,862,429	$(150,478)	$2,862,429	$2,528,432
24763LFY1	147,758	-	147,758	146,827	(931)	146,827	180,454
45071KDD3	575,329	-	575,329	510,787	(64,542)	510,787	491,576
07384YPP5	33,493	-	33,493	28,061	(5,431)	28,061	46,723
12667GKG7	93,290	-	93,290	83,622	(9,668)	83,622	98,905
17307GRU4	114,325	-	114,325	112,699	(1,625)	112,699	157,144
362290AC2	316,883	-	316,883	225,907	(90,976)	225,907	322,987
59020UW43	214,183	-	214,183	182,719	(31,463)	182,719	200,181
65535VRK6	716,497	-	716,497	699,498	(16,998)	699,498	646,333
75115DAH8	6,842	-	6,842	6,564	(279)	6,564	6,397
104

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

76112BUE8	181,578	-	181,578	148,845	(32,733)	148,845	129,998
79548KXQ6	187,063	-	187,063	182,973	(4,090)	182,973	137,728
92926UAC5	136,220	-	136,220	130,734	(5,486)	130,734	130,957
23332UBW3	46,195	-	46,195	32,143	(14,052)	32,143	24,852
12669GWN7	889,281	-	889,281	871,126	(18,155)	871,126	863,235
32051DCK6	88,205	-	88,205	86,848	(1,358)	86,848	89,678
362334CN2	14,634	-	14,634	11,177	(3,457)	11,177	13,996
466247K93	7,584	-	7,584	6,335	(1,249)	6,335	7,318
57645LAA2	18,017,521	-	18,017,521	13,868,050	(4,149,471)	13,868,050	18,607,055
Totals	$24,799,788	$-	$24,799,788	$20,197,344	$(4,602,443)	$20,197,344	$24,683,947

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
24763LFY1	$182,113	$-	$182,113	$160,832	$(21,281)	$160,832	$200,613
05535DAN4	1,930,918	-	1,930,918	1,855,207	(75,711)	1,855,207	1,598,238
07384YPP5	187,700	-	187,700	39,691	(148,009)	39,691	71,760
17307GRU4	164,558	-	164,558	133,524	(31,034)	133,524	229,670
18974BAN9	134,619	-	134,619	125,398	(9,221)	125,398	126,170
65535VRK6	797,949	-	797,949	712,007	(85,942)	712,007	774,700
79548KXQ6	207,254	-	207,254	192,282	(14,972)	192,282	113,588
85554NAG5	194,730	-	194,730	158,214	(36,515)	158,214	187,575
12669FXR9	117,999	-	117,999	114,307	(3,692)	114,307	101,165
23332UBW3	74,561	-	74,561	47,819	(26,742)	47,819	35,659
Totals	$3,992,400	$-	$3,992,400	$3,539,281	$(453,119)	$3,539,281	$3,439,138

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12667F2A2	$642,800	$-	$642,800	$484,346	$(158,455)	$484,346	$68,241
32053LAA0	47,447	-	47,447	40,280	(7,167)	40,280	47,846
761118FM5	2,843,393	-	2,843,393	2,789,133	(54,260)	2,789,133	2,918,992
79548KXQ6	297,379	-	297,379	277,239	(20,140)	277,239	60,979
23332UBW3	78,084	-	78,084	76,934	(1,151)	76,934	43,636
576433H33	1,579,401	-	1,579,401	1,448,247	(131,155)	1,448,247	1,448,863
12669GWN7	1,037,688	-	1,037,688	957,205	(80,484)	957,205	936,853
17309FAE8	161,243	-	161,243	129,536	(31,707)	129,536	159,357
36298XAA0	10,097,887	-	10,097,887	8,887,246	(1,210,641)	8,887,246	8,841,272
92990GAE3	86,314	-	86,314	85,680	(634)	85,680	87,117
US74951PBV94	37,392	-	37,392	16,087	(21,305)	16,087	26,602
Totals	$16,909,029	$-	$16,909,029	$15,191,932	$(1,717,097)	$15,191,932	$14,639,756

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
61750MAB1	$4,942	$-	$4,942	$4,899	$(42)	$4,899	$4,344
18974BAN9	143,913	-	143,913	143,911	(2)	143,911	141,999
761118FM5	3,338,972	-	3,338,972	3,276,460	(62,512)	3,276,460	3,468,889
79548KXQ6	335,309	-	335,309	321,864	(13,445)	321,864	218,663
55274SAM3	114,173	-	114,173	79,608	(34,565)	79,608	119,029
57643QAE5	3,042,722	-	3,042,722	2,360,287	(682,436)	2,360,287	3,180,695
Totals	$6,980,030	$-	$6,980,030	$6,187,029	$(793,001)	$6,187,029	$7,133,620
105

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
61750MAB1	$5,275	$-	$5,275	$4,933	$(341)	$4,933	$4,989
65106FAG7	232,843	-	232,843	215,726	(17,118)	215,726	6,316
18974BAA7	285,889	-	285,889	270,801	(15,088)	270,801	278,616
18974BAN9	149,774	-	149,774	139,333	(10,441)	139,333	148,234
22541QQR6	1,569	-	1,569	-	(1,569)	-	1
32051GCF0	22,786	-	22,786	(6,720)	(29,507)	(6,720)	17,553
761118FM5	3,259,303	-	3,259,303	3,218,368	(40,935)	3,218,368	3,244,154
17309FAE8	200,512	-	200,512	200,501	(11)	200,501	208,828
466247UG6	467,713	-	467,713	452,359	(15,354)	452,359	459,812
57643QAE5	3,114,325	-	3,114,325	3,109,376	(4,949)	3,109,376	3,256,107
US74951PBV94	51,011	-	51,011	29,960	(21,051)	29,960	58,411
Totals	$7,791,000	$-	$7,791,000	$7,634,637	$(156,362)	$7,634,637	$7,683,021

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
65106FAG7	$205,885	$-	$205,885	$17,668	$(188,218)	$17,668	$21,031
18974BAA7	306,428	-	306,428	295,291	(11,137)	295,291	294,986
22541QQR6	28,742	-	28,742	(9,704)	(38,446)	(9,704)	1
32051GCF0	32,493	-	32,493	20,481	(12,012)	20,481	20,063
17309FAE8	203,743	-	203,743	202,326	(1,417)	202,326	201,875
57643QAE5	3,657,695	-	3,657,695	3,177,611	(480,084)	3,177,611	3,365,017
92990GAE3	115,186	-	115,186	111,886	(3,300)	111,886	111,541
Totals	$4,550,173	$-	$4,550,173	$3,815,559	$(734,614)	$3,815,559	$4,014,514

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
05535DCF9	$3,454,425	$-	$3,454,425	$3,141,048	$(313,377)	$3,141,048	$3,134,409
07384YPP5	321,829	-	321,829	148,884	(172,945)	148,884	132,968
07386HCP4	2,164	-	2,164	(6,255)	(8,418)	(6,255)	320
76110H4M8	1,715	-	1,715	(3,719)	(5,434)	(3,719)	641
79548KXQ6	423,086	-	423,086	383,222	(39,864)	383,222	292,015
939336Z48	117,607	-	117,607	-	(117,607)	-	126,945
Totals	$4,320,826	$-	$4,320,826	$3,663,181	$(657,645)	$3,663,181	$3,687,297

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
59020UW43	$337,732	$-	$337,732	$271,686	$(66,046)	$271,686	$354,508
76110H4M8	6,848	-	6,848	1,969	(4,879)	1,969	1,713
863579DV7	289,655	-	289,655	5,567	(284,089)	5,567	30,531
Totals	$634,235	$-	$634,235	$279,221	$(355,014)	$279,221	$386,752
106

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
07386HEN7	$43,711	$-	$43,711	$2,334	$(41,377)	$2,334	$1,609
79548KXQ6	520,764	-	520,764	476,293	(44,471)	476,293	365,994
45660NZY4	81,215	-	81,215	9,554	(71,661)	9,554	80,891
Totals	$645,690	$-	$645,690	$488,181	$(157,509)	$488,181	$448,494

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
03927RAA2	$2,886,563	$-	$2,886,563	$1,464,907	$(1,421,656)	$1,464,907	$1,481,241
03927RAB0	910,639	-	910,639	363,543	(547,096)	363,543	362,176
07386HCP4	7,995	-	7,995	1,386	(6,609)	1,386	2,673
12669GMS7	25,101	-	25,101	21,923	(3,177)	21,923	21,921
22541QQR6	21,202	-	21,202	12,504	(8,698)	12,504	16,106
2254W0NK7	97,695	-	97,695	94,495	(3,200)	94,495	139,833
86359ACG6	318	-	318	-	(318)	-	2
Totals	$3,949,513	$-	$3,949,513	$1,958,759	$(1,990,754)	$1,958,759	$2,023,952

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
22541NMA4	$42,273	$-	$42,273	$41,434	$(839)	$41,434	$41,095
22541NMB2	11,869	-	11,869	11,634	(234)	11,634	11,535
22541SSD1	12,232	-	12,232	20	(12,213)	20	5,978
52108MDP5	3,497,947	-	3,497,947	-	(3,497,947)	-	1,925,413
55274SAM3	167,196	-	167,196	153,991	(13,206)	153,991	179,429
76110W4J2	1,131	-	1,131	229	(902)	229	556
88157QAL2	686,945	-	686,945	660,921	(26,024)	660,921	2,125,943
89789KAC9	16,949	-	16,949	8,714	(8,235)	8,714	357,735
Totals	$4,436,542	$-	$4,436,542	$876,942	$(3,559,600)	$876,942	$4,647,683

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
76110H4M8	$4,413	$-	$4,413	$2,326	$(2,087)	$2,326	$4,073
86358RLG0	3,485	-	3,485	2,670	(815)	2,670	30,171
86359ACG6	16,324	-	16,324	2	(16,322)	2	2
88157QAL2	774,182	-	774,182	675,599	(98,583)	675,599	1,947,675
89789KAC9	17,294	-	17,294	8,920	(8,374)	8,920	356,047
77277LAF4	22,514,590	-	22,514,590	22,167,493	(347,097)	22,167,493	34,318,674
77277LAH0	1,135,088	-	1,135,088	1,118,159	(16,929)	1,118,159	2,738,435
77277LAJ6	16,073,175	-	16,073,175	15,833,787	(239,388)	15,833,787	21,595,653
Totals	$40,538,551	$-	$40,538,551	$39,808,956	$(729,595)	$39,808,956	$60,990,732
107

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
17307GH76	$274,894	$-	$274,894	$44,730	$(230,163)	$44,730	$152,777
22541QJR4	11,175	-	11,175	54	(11,122)	54	6,866
32051DCK6	182,177	-	182,177	160,728	(21,449)	160,728	179,180
55274SAM3	225,790	-	225,790	209,839	(15,951)	209,839	218,832
86358RA23	1,326,199	-	1,326,199	1,253,636	(72,563)	1,253,636	1,289,099
86359ACG6	6,287	-	6,287	49	(6,239)	49	2
US77277LAF40	22,537,014	-	22,537,014	22,514,590	(22,424)	22,514,590	31,699,907
US77277LAH06	1,136,182	-	1,136,182	1,135,088	(1,094)	1,135,088	2,662,526
US77277LAJ61	16,088,661	-	16,088,661	16,073,175	(15,486)	16,073,175	19,947,746
Totals	$41,788,380	$-	$41,788,380	$41,391,889	$(396,491)	$41,391,889	$56,156,936
108

PART C
OTHER INFORMATION

Item 27.       Exhibits

Exhibit (a)

Board of Directors of Massachusetts Mutual Life Insurance Company authorizing the establishment of the Separate Account 4 – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-202684 filed April 28, 2021

Exhibit (b)	Not Applicable.
Exhibit (c)	i.

Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

ii.

Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

iii.

Template for Insurance Product Distribution Agreement (version 4/2021) (MML Strategic Distributors, LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-255824 filed April 25, 2023

Exhibit (d)	i.

Template Individual Variable Deferred Annuity Contract with Flexible Purchase Payments and Schedule – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

	ii.	Fixed Account for Dollar Cost Averaging Rider – Incorporated by reference to Initial Registration Statement File No. 333-255824 filed May 6, 2021
	iii.	Return of Purchase Payment Death Benefit Rider – Incorporated by reference to Initial Registration Statement File No. 333-255824 filed May 6, 2021
	iv.	Nursing Home and Hospital Withdrawal Benefit Rider – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015
	v.	Terminal Illness Withdrawal Benefit Rider – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015
	vi.	Annuity Payment Commutation Rider – Incorporated by reference to Initial Registration Statement File No. 333- 255824 filed May 6, 2021
	vii.	Guaranteed Lifetime Withdrawal Benefit Rider and Schedule – Incorporated by reference to Initial Registration Statement File No. 333-255824 filed May 6, 2021
	viii.	Non-Qualified Beneficiary Annuity Rider – Incorporated by reference to Initial Registration Statement File No. 333-255824 filed May 6, 2021
	ix.	Unisex Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015
	x.	Individual Retirement Annuity Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015
	xi.	Roth Individual Retirement Annuity Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015
	xii.	SIMPLE IRA Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015
Exhibit (e)	Individual Variable Deferred Annuity Contract Application – Incorporated by reference to Initial Registration Statement File No. 333-255824 filed May 6, 2021

Exhibit (f)	i.

Copy of Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

ii.

By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

Exhibit (g)	Not Applicable.
Exhibit (h)	i.	Fund Participation Agreements
		a.	AIM Funds (Invesco Funds)
1.

Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, AIM Distributors, Inc., and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333- 45039 filed June 25, 2021

				i.	Amendment No. 1 effective as of July 1, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				ii.	Amendment No. 2 effective April 30, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				iii.	Amendment No. 3 effective May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				iv.	Amendment dated May 3, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
2.

Financial Support Agreement dated October 1, 2016 (Invesco Distributors, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

				i.	Amendment No. 1 to Financial Support Agreement – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
				ii.	Amendment No. 2 effective April 1, 2022 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-255824 filed April 25, 2023
3.

Administrative Services Agreement dated October 1, 2016 (Invesco Advisers, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		b.	Cboe Vest Funds
1.

Participation Agreement (Foreside Fund Services, LLC, Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-274306 filed September 1, 2023

		c.	Fidelity Funds
1.

Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

i.

First Amendment dated May 22, 2017 to the Amended and Restated Participation Agreement dated May 22, 2017 – Incorporated by reference to Pre-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

ii.

Amendment dated January 21, 2019 to Schedule A of the Amended and Restated Participation Agreement dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684 filed April 25, 2019

iii.

Amendment dated October 1, 2020 to Schedule A of the Amended and Restated Participation Agreement dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

iv.

Amendment dated March 1, 2021 to Schedule A of the Amended and Restated Participation Agreement dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

2.

Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

3.

Service Contract dated January 1, 2004 (MML Investors Services, LLC, MML Strategic Distributors, LLC, and MML Distributors, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment dated October 1, 2008 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017
		ii.	Second Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Third Amendment dated November 1, 2018 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
iv.

Fourth Amendment dated September 28, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Registration Statement File No. 333-206438 filed November 15, 2021

	4.	Service Agreement dated October 1, 1999 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017
		i.	Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		ii.	Second Amendment dated December 13, 2017 – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018
		iii.	Third Amendment dated January 1, 2021 – Incorporated by reference to Pre-Effective Amendment No. 12 to Registration Statement File No. 333-202684 filed April 28, 2021
d.	Ivy Funds
1.

Participation Agreement dated as of October 25, 2012 (Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and Massachusetts Mutual Life Insurance Company) and C.M. Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

		i.	First Amendment dated January 18, 2013 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
		ii.	Second Amendment dated June 12, 2015 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Third Amendment dated February 18, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iv.	Fourth Amendment dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		v.	Fifth Amendment dated March 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		vi.	Sixth Amendment dated May 1, 2021 regarding Rules 30e-3 and 498a – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022
vii.

Seventh Amendment dated October 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022

2.

Services Agreement dated October 25, 2012 by and among Waddell & Reed, Inc., Massachusetts Mutual Life Insurance Company and MML Distributors, LLC – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		i.	Amendment No. 1 effective April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		ii.	Amendment No. 2 effective April 15, 2015 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Amendment No. 3 dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
iv.

Amendment No. 4 dated October 20, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-112626 filed January 27, 2022

e.	Janus Aspen Funds (Service)
1.

Participation Agreement dated July 12, 2021 (Massachusetts Mutual Life Insurance Company and Janus Aspen Series) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

2.

Administrative Services Letter dated July 12, 2021 (Massachusetts Mutual Life Insurance Company and Janus Capital Management LLC) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

3.

Distribution and Shareholder Services Agreement dated July 12, 2021 (Massachusetts Mutual Life Insurance Company, and MML Strategic Distributors) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

f.	MML Funds
1.

Participation Agreement dated August 15, 2008 (MML Series Investment Fund, American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

2.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iii.	Third Amendment dated April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		v.	Fifth Amendment dated August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vi.	Sixth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vii.	Seventh Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		viii.	Eighth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020
		ix.	Ninth Amendment dated June 2, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
g.	MML II Funds
1.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

			i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			iii.	Third Amendment dated as of April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			v.	Fifth Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			vi.	Sixth Amendment dated and effective August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			vii.	Seventh Amendment dated and effective November 12, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			viii.	Eighth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			ix.	Ninth Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			x.	Tenth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020
			xi.	Eleventh Amendment dated June 2, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
	h.	PIMCO Funds
1.

Participation Agreement dated as of April 21, 2006 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

			i.	Amendment No. 1 effective as of June 30, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			ii.	New Agreements and Amendments dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			iii.	Amendment effective as of May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
			iv.	Amendment signed March 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-95845 filed April 26, 2017
		2.	Termination Agreement dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
3.

Services Agreement (Trust) for PIMCO Variable Insurance Trust (Pacific Investment Management Company LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) effective as of March 1, 2017 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

			i.	Amendment No. 1 dated November 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-150916 filed April 28, 2021
ii.	Rule 22c-2 Agreements (Shareholder Information Agreements)
a.

AIM Variable Insurance Funds effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

			1.	Amendment No. 1 – Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020
b.

Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

c.

Ivy Funds Variable Insurance Portfolios Amended and Restated Agreement dated November 13, 2012 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

d.

Janus Aspen Series effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-50410 filed April 21, 2022

e.

MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

f.

MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

g.

PIMCO Variable Insurance Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

Exhibit (i)	Not Applicable.
Exhibit (j)	Not Applicable.
Exhibit (k)

Opinion and Consent of Counsel as to the legality of the securities being registered – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

Exhibit (l)	i.	Auditor Consents:
			•	Company Financial Statements (*)
			•	Separate Account Financial Statements (*)
	ii.	Powers of Attorney for:
			•	Roger W. Crandall
			•	Mark T. Bertolini
			•	Kathleen A. Corbet
			•	James H. DeGraffenreidt, Jr.
			•	Isabel D. Goren
			•	Bernard A. Harris, Jr.
			•	Michelle K. Lee
			•	Jeffrey H. Leiden
			•	Sean Newth
			•	Laura J. Sen
			•	William T. Spitz
			•	H. Todd Stitzer
			•	Elizabeth A. Ward
– Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-229670 filed September 1, 2023
iii.

Resolution Regarding the Rules and Regulations of the Board of Directors dated February 13, 2019 – Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

Exhibit (m)	Not Applicable.
Exhibit (n)	Not Applicable.
(*)	Filed herewith

Item 28.       Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director,
Chairman
1295 State Street
Springfield, MA 01111

Mark T. Bertolini, Director
PO Box 20917
700 Columbus Avenue
New York, NY 10025

Jeffrey M. Leiden, Director
15 North Beach Road
Hobe Sound, FL 33455

H. Todd Stitzer, Lead Director
1312 Casey Key Road
Nokomis, FL 34275

Kathleen A. Corbet, Director
49 Cros Ridge Road
New Canaan, CT 06840

James H. DeGraffenreidt, Jr., Director
1340 Smith Avenue, Suite 200
Baltimore, MD 21209

Laura J. Sen, Director
95 Pembroke Street, Unit 1
Boston, MA 02118

Bernard A. Harris, Jr., Director
3333 Allen Parkway, #1709
Houston, Texas 77019

Isabella D. Goren, Director 8030 Acoma Lane Dallas, TX 75252 William T. Spitz, Director 16 Wynstone Nashville, TN 37215 Michelle K. Lee, Director 19952 Moran Lane Saratoga, CA 95070

Principal Officers of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, President and Chief Executive Officer
1295 State Street
Springfield, MA 01111

Julieta Sinisgalli, Treasurer
1295 State Street
Springfield, MA 01111

Michael J. O’Connor, General Counsel
1295 State Street
Springfield, MA 01111

Elizabeth A. Ward, Chief Financial Officer
1295 State Street
Springfield, MA 01111

Dominic Blue, Head of Third-Party Distribution and New Markets
1295 State Street
Springfield, MA 01111

Paul LaPiana, Head of Brand, Product and Affiliated Distribution
1295 State Street
Springfield, MA 01111

Sean Newth, Senior Vice President and Corporate Controller
1295 State Street
Springfield, MA 01111

Eric Partlan, Chief Investment Officer
1295 State Street
Springfield, MA 01111

John Rugel, Head of Operations
1295 State Street
Springfield, MA 01111

Susan Cicco, Head of Human Resources & Employee Experience
1295 State Street
Springfield, MA 01111

Sears Merritt, Head of Technology & Experience
1295 State Street
Springfield, MA 01111

Geoffrey Craddock, Chief Risk Officer
1295 State Street
Springfield, MA 01111

Akintokunbo Akinbajo, Corporate Secretary
1295 State Street
Springfield, MA 01111

Item 29.       Persons Controlled by or Under Common Control with the Depositor or the Registrant

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

ORGANIZATIONAL SUMMARY

As of 10-31-23

I.           DIRECT SUBSIDIARIES OF MASSMUTUAL - MassMutual is the sole owner of each subsidiary unless otherwise indicated.

A.         C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation.

1.        MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation.

2.        CML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company.

3.        CML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company.

4.        CM Life Mortgage Lending LLC (March 16, 2023), a Delaware limited liability company.

B.          MML Distributors, LLC (November 10, 1994), a Connecticut limited liability company (MassMutual – 99% and MassMutual Holding LLC – 1%).

C.          MassMutual Holding LLC (November 30, 1984), a Delaware limited liability company.

MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1.         MML Investors Services, LLC (December 31, 1981), a Massachusetts limited liability company.

a)          MML Insurance Agency, LLC (November 16, 1990), a Massachusetts limited liability company.

b)          MMLISI Financial Alliances, LLC (June 27, 2001), a Delaware limited liability company.

2.         MassMutual Assignment Company (October 4, 2000), a North Carolina corporation.

3.         MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

4.         LifeScore Labs, LLC (previously, Society of Grownups, LLC) (April 15, 2014), a Massachusetts limited liability company.

5.         MassMutual Ventures Holding LLC (March 26, 2018), a Delaware limited liability company.

a)          MassMutual Ventures US I LLC (formerly, MassMutual Ventures LLC) (June 10, 2014), a Delaware limited liability company.

b)          MassMutual Ventures US II LLC (April 17, 2018), a Delaware limited liability company.

c)          MassMutual Ventures US III LLC (May 21, 2020), a Delaware limited liability company.

d)          MassMutual Ventures UK LLC (July 12, 2018), a Delaware limited liability company.

e)           MassMutual Ventures Southeast Asia I LLC (September 25, 2018), a Delaware company.

f)          MassMutual Ventures Southeast Asia II LLC (December 12, 2019), a Delaware limited liability company.

g)          MassMutual Ventures Southeast Asia III LLC (January 3, 2022), a Delaware limited liability company.

(1)      MMV Digital I LLC (May 18, 2022)), a Cayman Islands company.

h)          MassMutual Ventures Management LLC (April 4, 2018), a Delaware limited liability company.

(1)        MassMutual Ventures SEA Management Private Limited (June 20, 2018), a Singapore company.

(a)         MMV UK/SEA Limited (May 23, 2023), a company established in England and Wales.

6.         Haven Life Insurance Agency, LLC (March 17, 2014), a Delaware limited liability company.

7.         MM Rothesay Holdco US LLC (September 24, 2013), a Delaware limited liability company.

8.         Fern Street LLC (April 11, 2013), a Delaware limited liability company.

9.         Sleeper Street LLC (October 4, 2019), a Delaware limited liability company.

10.        MM Catalyst Fund LLC (November 25, 2020), a Delaware limited liability company.

11.        MM Catalyst Fund II LLC (February 6, 2023), a Delaware limited liability company.

12.        MM Asset Management Holding LLC, a Delaware limited liability company.

a)         Barings LLC (July 5, 1940), a Delaware limited liability company.

(1)        Barings Securities LLC (July 1, 1994), a Delaware limited liability company.

(2)        Barings Guernsey Limited (February 20, 2001), a company organized under the laws of Guernsey.

(a)        Barings Europe Limited (June 5, 2017), a company organized under the laws of England and Wales.

(i)          Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales.

(a)         Baring Fund Managers Limited (October 29, 1968), a company incorporated under the laws of England and Wales.

(b)         Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales.

(c)         Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales.

(d)         Barings European Core Property Fund GP Sàrl (October 29, 2015), a special-purpose company organized in Luxembourg.

(e)         Barings BME GP Sàrl (July 31, 2020), a company organized under the laws of England and Wales.

(f)          Barings GPLF4(S) GP Sàrl (March 18, 2021), a company incorporated under the laws of Luxembourg.

(g)         Baring International Investment Management Holdings (November 12, 1985), a company

(i)         Baring Asset Management UK Holdings Limited (October 25, 1983), a company incorporated under the laws of England and Wales.

(ii)         Barings Italy S.r.l. (July 23, 2019), a company incorporated under the laws of Italy.

(iii)        Barings Sweden AB (July 16, 2019), a company incorporated under the laws of Sweden.

(iv)        Barings Asset Management Spain SL (October 13, 2019), a company incorporated under the laws of Spain.

(v)         Barings Netherlands B.V. (December 5, 2019), a company incorporated under the laws of the Netherlands.

(vi)        Barings GmbH (formerly Barings Real Estate GmbH) (January 8, 2014), a German limited liability company.

(vii)     Barings (U.K.) Limited (January 4, 1995), a company organized under the laws of England and Wales.

(viii)    Baring France SAS (July 24, 1997), a company incorporated under the laws of France.

(ix)       Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland.

(x)        Barings Switzerland Sàrl (December 18, 2013), a company established under the laws of Switzerland.

(3)         Barings Real Estate Advisers, Inc. (May 11, 2004), a Delaware corporation.

(4)         Barings Real Estate Acquisitions LLC (January 10, 2022), a Delaware limited liability company.

(5)         BMC Holdings DE LLC (March 29, 2013), a Delaware limited liability company.

(6)         Barings Finance LLC (December 12, 2012), a Delaware limited liability company.

(a)         BCF Europe Funding Limited (August 27, 2013), a company formed in the Republic of Ireland.

(b)         BCF Senior Funding I LLC (August 28, 2013), a limited liability company formed under the laws of the State of Delaware.

(c)         BCF Senior Funding I Designated Activity Company (January 20, 2016), a company formed in the Republic of Ireland.

(7)         Baring Asset Management (Asia) Holdings Limited (June 7, 1985), a company organized in Hong Kong.

(a)          Barings Japan Limited (January 13, 1986), a company organized in Japan that is registered as a Financial Business Operator (Registration No. 396-KLFB) for Type II Financial Instruments Business, Investment Advisory and Agency Business, and Investment Management Business with the Financial Services Agency in Japan under the Financial Instruments and Exchange Act (Act No. 25 of 1948).

(b)          Baring International Fund Managers (Bermuda) Limited (September 13, 1988), a company incorporated under the laws of Bermuda.

(c)          Baring SICE (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.

(d)          Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong.

(i)         Baring Asset Management Korea Limited, a regulated Korean company.

(ii)        Barings Investment Management (Shanghai) Limited (August 3, 2018), a company established under Chinese law.

(a)        Barings Overseas Investment Fund Management (Shanghai) Limited (August 22, 2018).

(e)        Barings Singapore Pte. Ltd. (November 16, 2020), a company established under the laws of Singapore.

(f)         Barings Australia Holding Company Pty Ltd (October 12, 2009).

(i)         Barings Australia Pty Ltd (October 16, 2009).

(g)        Barings Singapore Pte. Ltd. (November 16, 2020), an operating company established under the laws of Singapore.

(8)        Barings Australia Real Estate Holdings Pty Ltd (May 4, 2022), a private limited company established under the laws of Australia.

(a)        Barings Australia Real Estate Pty Ltd (May 4, 2022), a private limited company established under the laws of Australia.

(i)         Barings Australia Property Partners Holdings Pty Ltd (May 5, 2010), a company established under the laws of Australia.

(9)        Barings Australia Structured Finance Holdings Pty Ltd (January 11, 2023), a private limited company established under the laws of Australia.

(a)        Barings Australia Structured Finance Pty Ltd (January 11, 2023), a private limited company established under the laws of Australia.

(i)          Gryphon Capital Partners Pty Ltd (January 2, 2014), a proprietary limited company established under the laws of Australia.

(a)        Gryphon Capital Management Pty Ltd (February 28, 2014), a proprietary limited company established under the laws of Australia.

D.         The MassMutual Trust Company (January 12, 2000), a federally chartered stock savings bank.

E.          MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability company.

F.          MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company.

1.          MM Private Equity Intercontinental LLC (September 24, 2013), a Delaware limited liability company.

G.         MML Mezzanine Investor II, LLC (March 13, 2008), a Delaware limited liability company.

H.         MSP-SC, LLC (August 4, 2009), a Delaware limited liability company.

I.          MML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company.

J.          MassMutual External Benefits Group LLC (September 23, 2010), a Delaware limited liability company.

K.         JFIN Parent LLC (July 15, 2021), a Delaware limited liability company. (MassMutual holds 50% voting ownership interest and Jefferies Financial Group Inc., LLC holds 50% voting ownership interest.)

1.         Apex Credit Holdings LLC (formerly known as Apex Credit Partners LLC, October 20, 2014), a Delaware limited liability company.

2.         Jefferies Finance LLC (July 26, 2004), a Delaware limited liability company.

a)           JFIN Co-Issuer Corporation (March 13, 2013), a Delaware corporation.

b)          JFIN Fund III LLC (October 14, 2011), a Delaware limited liability company.

c)          JFIN LC Fund LLC (February 1, 2016), a Delaware limited liability company.

d)          JFIN Revolver Holdings LLC (January 23, 2018), a Delaware limited liability company.

e)          JFIN Revolver Holdings II LLC (May 11, 2018), a Delaware limited liability company.

f)           JFIN GP Adviser LLC (May 11, 2018), a Delaware limited liability company.

g)          JFIN Europe GP, S.à.r.l. (December 18, 2015), a Luxembourg private limited liability company.

(1)        Jefferies Finance Europe, S.L.P. (July 20, 2020), an alternative investment fund.

(2)        Jefferies Finance Europe, SCSp (March 10, 2016), an alternative investment fund.

h)          Jefferies Finance Business Credit LLC (August 7, 2013), a Delaware limited liability company.

(1)        JFIN Business Credit Fund I LLC (August 7, 2013), a Delaware limited liability company.

i)           JFIN Funding 2021 LLC (November 5, 2021), a Delaware limited liability company.

j)           Jefferies Private Credit BDC Inc. (January 14, 2020), a Maryland corporation.

k)          Jefferies Credit Partners BDC Inc. (August 10, 2022), a Maryland corporation.

l)           Jefferies Credit Partners LLC (formerly known as JFIN Asset Management LLC) (June 8, 2020), a Delaware limited liability company.

(1)       Apex Credit Partners LLC (formerly known as Apex Newco LLC) (July 15, 2021), a Delaware limited liability company.

(2)        JDLF GP (Europe) S.a.r.l. (November 4, 2022), incorporated and existing under the laws of Luxembourg.

(3)       Jefferies Credit Management LLC (December 8, 2022), a Delaware limited liability company.

(4)       Jefferies Direct Lending Europe SCSp SICAV-RAIF (December 9, 2022), incorporated and existing under the laws of Luxembourg.

(5)       Jefferies Credit Management LLC (December 8, 2022), a Delaware limited liability company.

(a)       JCM GP I LLC (October 6, 2023), a Delaware limited liability company.

(b)       Saguaro Large Cap Select Fund LP (October 6, 2023), a Delaware limited partnership.

(6)       Senior Credit Investments, LLC (December 8, 2022), a Delaware limited liability company.

(7)       JCP GP I LLC (October 12, 2023), a Delaware limited liability company.

(a)       Cardinal Credit Fund LP (October 12, 2023), a Delaware limited partnership.

(8)        JCP Direct Lending CLO 2022 LLC (November 1, 2021), a Delaware limited liability company.

(9)        JDLF II GP LLC (January 7, 2022), a Delaware limited liability company.

(a)         JDLF II GP LP (January 7, 2022), a Delaware partnership.

(i)         Jefferies Direct Lending Fund II C LP (January 7, 2022), a Delaware partnership.

(a)         Jefferies DLF 2 C Holdings LLC (March 28, 2022), a Delaware limited liability company

(b)        Jefferies Direct Lending Fund II C SPE LLC (March 28, 2022), a Delaware limited liability company.

(10)     JFAM GP LLC (April 13, 2017), a Delaware limited liability company.

(a)        JFAM GP LP (April 13, 2017), a Delaware partnership.

(i)         Jefferies Direct Lending Fund C LP (November 25, 2019), a Delaware partnership.

(a)         Jefferies DLF C Holdings LLC (February 11, 2020), a Delaware limited liability company.

(b)         Jefferies Direct Lending Fund C SPE LLC (February 11, 2020), a Delaware limited liability company.

(11)     JCP Direct Lending CLO 2023-1 LLC (May 11, 2023), a Delaware limited liability company.

(a)         JCP Direct Lending CLO 2023 Ltd. (May 23, 2023), a Jersey Channel Islands private limited company.

m)         Jefferies Senior Lending LLC (April 26, 2021), a Delaware limited liability company.

n)          JFIN Revolver SPE1 2022 LLC (March 9, 2022), a Delaware limited liability company.

o)          JFIN Revolver SPE3 2022 LLC (August 31, 2022), a Delaware limited liability company.

p)           JFIN Revolver SPE4 2022 LLC (August 31, 2022), a Delaware limited liability company.

q)          SFL Parkway Funding 2022 LLC (August 9, 2022), a Delaware limited liability company.

r)           JCP Private Loan Management GP LLC (March 16, 2023), a Delaware limited liability company.

(1)       JCP Private Loan Management LP (March 16, 2023), a Delaware limited partnership.

s)         Beauty Brands Acquisition Holdings LLC (January 9, 2023), a Delaware limited liability company.

(1)       Beauty Brands Acquisition LLC (December 2, 2022), a Delaware limited liability company.

(a)         Beauty Brands Acquisition Intermediate LLC (December 2, 2022), a Delaware limited liability company.

(i)         Forma Brands, LLC (formerly known as FB Acquisition LLC) (December 2, 2022), a Delaware limited liability company.

L.         Berkshire Way LLC (June 14, 2012), a Delaware limited liability company.

M.        MML Strategic Distributors, LLC (June 7, 2013), a Delaware limited liability company.

N.         MML Investment Advisers, LLC (September 24, 2013), a Delaware limited liability company.

O.         Pioneers Gate LLC (October 27, 2014), a Delaware limited liability company.

P.         MML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company.

Q.         Timberland Forest Holding LLC (October 12, 2015), a Delaware limited liability company. MassMutual’s ownership is 37% and 63% is held by MassMutual Trad Private Equity LLC.

1.       Lyme Adirondack Forest Company, LLC (April 4, 2006), a Delaware limited liability company.

a)          Lyme Adirondack Timber Sales, LLC (December 16, 2016), a Delaware company. (Note: Lyme Adirondack Timber Sales, Inc. merged with and into this company effective December 31, 2016.)

b)          Lyme Adirondack Timberlands I, LLC (August 16, 2006), a Delaware limited liability company.

c)          Lyme Adirondack Timberlands II, LLC (August 16, 2006), a Delaware limited liability company.

R.         MassMutual International LLC (February 19, 1996), a Delaware limited liability company.

1.       MassMutual Solutions LLC (June 20, 2019), a Delaware limited liability company.

a)          Haven Technologies Asia Limited (July 9, 2019), a Hong Kong technology company (formerly, HarborTech (Asia) Limited).

S.          Insurance Road LLC (May 3, 2017), a Delaware limited liability company.

1.       MassMutual Intellectual Property LLC (May 3, 2017), a Delaware limited liability company.

2.       MassMutual Trad Private Equity LLC (May 3, 2017), a Delaware limited liability company.

3.       Trad Investments I LLC (September 11, 2018), a Delaware limited liability company.

T.         MassMutual Mortgage Lending LLC (October 30, 2017), a Delaware limited liability company.

U.         MM Copper Hill Road LLC (October 5, 2017), a Delaware limited liability company.

V.         EM Opportunities LLC (January 16, 2018), a Delaware limited liability company.

W.       MassMutual MCAM Insurance Company, Inc. (March 18, 2018), a Vermont captive insurance company.

X.         CML Global Capabilities (December 2, 2019), a Delaware limited liability company.

Y.          MM Global Capabilities I LLC (December 2, 2019), a Delaware limited liability company.

1.       MassMutual Global Business Services India LLP (December 23, 2019), a limited partnership domiciled in the Republic of India.

Z.       MM Global Capabilities II LLC (December 2, 2019), a Delaware limited liability company.

1.       MM Global Capabilities (Netherlands) B.V. (February 28, 2020), a company domiciled in the Netherlands (MM Global Capabilities I LLC and MM Global Capabilities II LLC are the partners of this company).

a)       MassMutual Global Business Services Romania S.R.L. (March 31, 2020), a company domiciled in Romania.

AA.       MM Global Capabilities III LLC (December 3, 2019), a Delaware limited liability company that serves as a limited partner and holds ownership shares in MassMutual Global Business Services India LLP.

BB.       MM Investment Holding (September 21, 2020), a Cayman Islands company.

1.       MML Management Corporation (October 14, 1968), a Massachusetts corporation.

a)          MassMutual International Holding MSC, Inc. (January 31, 2001), a Massachusetts corporation.

b)          MassMutual Holding MSC, Inc. (December 26, 1996), a Massachusetts corporation. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws.

2.       MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) (owned 99.61% by MM Investment Holding and 0.39% by C.M. Life Insurance Company).

a)          MMAF Equipment Finance LLC 2017-B (October 30, 2017), a Delaware limited liability company.

b)          MMAF Equipment Finance LLC 2018-A (April 24, 2018), a Delaware limited liability company.

c)          MMAF Equipment Finance LLC 2019-A (February 20, 2019), a Delaware limited liability company.

d)          MMAF Equipment Finance LLC 2019-B (August 23, 2019), a Delaware limited liability company.

e)          Rozier LLC (December 26, 2018), a Delaware limited liability company.

f)           MMAF Equipment Finance LLC 2020-A (May 27, 2020), a Delaware limited liability company.

g)          MMAF Equipment Finance LLC 2020-B (August 24, 2020), a Delaware limited liability company.

h)          MMAF Equipment Finance LLC 2021-A (April 12, 2021), a Delaware limited liability company.

i)           MMAF Equipment Finance LLC 2022-A (February 24, 2022), a Delaware limited liability company.

j)           MMAF Equipment Finance LLC 2022-B (September 26, 2022), a Delaware limited liability company.

k)          MMAF Equipment Finance LLC 2023-A (June 14, 2023), a Delaware limited liability company.

3.       MMIH Bond Holdings LLC (November 28, 2022), a Delaware limited liability company.

CC.       MML CM LLC (November 10, 2020), a Delaware limited liability company.

1.       Blueprint Income LLC (May 4, 2016), a New York limited liability company.

2.       Flourish Financial LLC (November 3, 2017), a Delaware limited liability company.

3.       Flourish Technologies LLC (May 11, 2021), a Delaware limited liability company.

4.       Flourish Digital Assets LLC (May 11, 2021), a Delaware limited liability company.

5.       Flourish Holding Company LLC (February 14, 2022), a Delaware limited liability company.

a)          Flourish Insurance Agency LLC (February 18, 2022), a Delaware limited liability company.

DD.       Glidepath Holdings Inc. (February 4, 2021), a Delaware corporation.

1.       MassMutual Ascend Life Insurance Company (December 29, 1961), an Ohio corporation.

a)          Annuity Investors Life Insurance Company (November 13, 1981), an Ohio corporation.

b)          AAG Insurance Agency, LLC (December 6, 1994), a Kentucky corporation.

c)          MM Ascend Life Investor Services, LLC (formerly Great American Advisors, LLC) (December 10, 1993), an Ohio corporation.

d)          MM Ascend Mortgage Lending LLC (March 17, 2023), a Delaware limited liability company.

e)          Manhattan National Holding Corporation (August 27, 2008), an Ohio corporation.

(1)       Manhattan National Life Insurance Company (May 21, 2014), an Ohio corporation.

EE.        ITPS Holding LLC (May 18, 2021, a Delaware limited liability company.

1.       HITPS LLC (May 24, 2021), a Delaware limited liability company.

FF.       MM/Barings Multifamily TEBS 2020 LLC (April 2, 2020) a Delaware limited liability company that engages in bond and mortgage loan securitization transactions.

GG.      MassMutual Ventures Europe/APAC I GP, LLC (September 28, 2022), a Delaware limited liability company.

1.       MassMutual Ventures Europe/APAC I GP, L.P. (October 21, 2022), a Cayman Islands exempted limited partnership.

a)          MassMutual Ventures Europe/APAC I, L.P. (October 21, 2022), a Cayman Islands exempted limited partnership.

HH.      MassMutual Ventures US IV GP, LLC (September 28, 2022), a Delaware limited liability company.

1.       MassMutual Ventures US IV, L.P. (September 28, 2022), a Delaware limited partnership.

a)          MassMutual Ventures US IV LLC (December 8, 2021), a Delaware limited liability company that will hold investments.

II.         MM Direct Private Investments Holding LLC (September 16, 2021), a Delaware limited liability company that acts act as a holding company.

1.       MM Direct Private Investments UK Limited (September 27, 2021), a UK private limited company.

JJ.        DPI-ACRES Capital LLC (September 16, 2022), a Delaware limited liability company.

KK.      MMV CTF I GP, LLC (January 30, 2023), a Delaware limited liability company.

1.       MassMutual Ventures Climate Technology Fund I LP (January 30, 2023) a Delaware fund.

LL.       DPI-ARES Mortgage Lending LLC (July 5, 2023) a Delaware limited liability company.

MM.    Counterpointe Sustainable Advisors LLC (April 4, 2023), a Delaware limited liability company.

1.       CSA Intermediate Holdco LLC (April 4, 2023), a Delaware limited liability company.

a)          Counterpointe Trust Services LLC (October 14, 2020), a Delaware limited liability company.

b)          CP PACE LLC (October 14, 2020), Delaware limited liability company.

c)          Counterpointe Energy Solutions II LLC (April 6, 2023), a Delaware limited liability company.

(1)       Counterpointe Energy Solutions (CA) II LLC (April 6, 2023), a Delaware limited liability company.

(2)       Counterpointe Energy Solutions (IL) LLC (July 16, 2018), a Delaware limited liability company.

(a)       Loop-Counterpointe PACE LLC (July 16, 2018), a Delaware limited liability company.

(3)       Counterpointe Energy Solutions (FL) II LLC (October 2, 2023), a Delaware limited liability company.

d)          CSA Employee Services Company LLC (April 6, 2023), a Delaware limited liability company.

e)          Counterpointe Sustainable Real Estate II LLC (April 6, 2023), a Delaware limited liability company.

f)           Counterpointe Energy Services LLC (March 17, 2015), a Delaware limited liability company.

The following are investment-related special purpose entities of Barings LLC (“Barings”). All are 100% owned unless otherwise specified.

ALAND ROYALTY GP, LLC

Delaware - 6887128

ALASKA FUTURE FUND GP, LLC

Delaware – 7621080

BAI FUNDS SLP, LLC

Delaware – 7056431

BAI GP, LLC

Delaware – 6972999

BARINGS ACTIVE PASSIVE EQUITY DIRECT EAFE LLC

Delaware – 678445

BARINGS ERS PE EMERGING MANAGER III GP, LLC

Delaware – 7443853

BARINGS CENTRE STREET CLO EQUITY PARTNERSHIP GP, LLC

Delaware, U.S.A. – 67009373

BARINGS CMS Fund GP, LLC

Delaware, U.S.A. – 4057176

BARINGS ASSET-BASED INCOME FUND (US) GP, LLC

Delaware, U.S.A. – 6399905

BARINGS CLO INVESTMENT PARTNERS GP, LLC

Delaware, U.S.A. – 5895167

BARINGS CORE PROPERTY FUND GP LLC

Delaware, U.S.A. – 4219093

BARINGS DIRECT LENDING GP LTD.

Cayman Islands - WC-331849

BARINGS EMERGING GENERATION FUND GP, LLC

Delaware, U.S.A. – 7715719

BARINGS EMERGING GENERATION FUND II GP, LLC

Delaware, U.S.A. – 6638604

BARINGS EMERGING MARKETS BLENDED FUND I GP, LLC

Delaware, U.S.A. – 6229845

BARINGS ERS PE EMERGING MANAGER III GP, LLC

Delaware, U.S.A. – 7443853

BARINGS GLOBAL ENERGY INFRASTRUCTURE ADVISERS LLC

Delaware, U.S.A. –6187863

BARINGS GLOBAL INVESTMENT FUNDS (U.S.) MANAGEMENT, LLC

Delaware, U.S.A. – 4864959

BARINGS GLOBAL SPECIAL SITUATIONS CREDIT FUND 4 GP, LLC

Delaware, U.S.A. – 3075964

BARINGS GLOBAL REAL ASSETS FUND GP, LLC

Delaware, U.S.A. – 6662271

BARINGS GPSF LLC

Delaware, U.S.A. – 3022744

BARINGS HOTEL OPPORTUNITY VENTURE I GP, LLC

Delaware, U.S.A. – 5939453

BARINGS INFINITI FUND MANAGEMENT LLC

Delaware, U.S.A. – 7140111

BARINGS NORTH AMERICAN PRIVATE LOAN FUND MANAGEMENT, LLC

Delaware, U.S.A. – 6131639

BARINGS NORTH AMERICAN PRIVATE LOAN FUND II MANAGEMENT, LLC

Delaware, U.S.A. – 7868270

BARINGS NORTH AMERICAN PRIVATE LOAN FUND III MANAGEMENT, LLC

Delaware, U.S.A. – 6640173

BARINGS REAL ESTATE EUROPEAN VALUE ADD FUND II FEEDER LLC

Cayman Islands – MC-3557

BARINGS SMALL BUSINESS FUND LLC

Delaware, U.S.A. – 7875829

BARINGS – MM REVOLVER FUND GP LLC

Delaware, U.S.A. – 6354426

BENTON STREET ADVISORS, INC.

Cayman Islands – MC-186805

BHOVI INCENTIVE LLC

Delaware, U.S.A. – 6268804

BIG REAL ESTATE FUND GP LLC

Delaware, U.S.A. – 5084245

BIG REAL ESTATE INCENTIVE I LLC

Delaware, U.S.A. – 6778920

BIG REAL ESTATE INCENTIVE II LLC

Delaware, U.S.A. – 6778922

BRECS VII GP LLC

Delaware, U.S.A. – 61147

BREDIF GP LLC

Delaware, U.S.A. – 3853440

BMT RE DEBT FUND GP LLC

Delaware, U.S.A. – 6965646

CREF X GP LLC

Delaware, U.S.A. – 5516583

GREAT LAKES III GP, LLC

Delaware, U.S.A. – 5254174

LAKE JACKSON LLC

Delaware, U.S.A. – 6339374

MEZZCO AUSTRALIA II LLC

Delaware, U.S.A. – 5346304

MEZZCO III LLC

Delaware, U.S.A. – 4557758

99.3% owned by Barings LLC

MEZZCO IV LLC

Delaware, U.S.A. – No number available

RECSA-NY GP LLC

Delaware, U.S.A. – 6101306

The following are subsidiary companies of MassMutual. The ownership interest is 20% or more.

100 W. 3RD STREET LLC

Ownership – 100%

11 FAN PIER BOULEVARD MEMBER LLC

Ownership – 65.00%

12-18 WEST 55TH STREET PREDEVELOPMENT, LLC

Ownership – 90.20%

2 HARBOR SHORE MEMBER LLC

Ownership – 65.00%

21 WEST 86TH LLC

Ownership – 96.24%

2160 GRAND MANAGER LLC

Ownership – 100.00%

300 SOUTH TRYON HOTEL LLC

Ownership – 100.00%

300 SOUTH TRYON LLC

Ownership – 100.00%

50 LIBERTY LLC

Ownership – 65.00%

50 NORTHERN AVENUE MEMBER LLC

Ownership – 65.00%

5301 WISCONSIN AVENUE ASSOCIATES, LLC

Ownership – 99.00%

5301 WISCONSIN AVENUE GP, LLC

Ownership – 100.00%

ALAND ROYALTY HOLDINGS LP

Ownership – 26.69%

BARINGS AFFORDABLE HOUSING MORTGAGE FUND I LLC

Ownership – 100.00%

BARINGS AFFORDABLE HOUSING MORTGAGE FUND II LLC

Ownership – 100.00%

BARINGS AFFORDABLE HOUSING MORTGAGE FUND III LLC

Ownership – 100.00%

BARINGS EMERGING GENERATION FUND II LP

Ownership – 39.70%

BARINGS EMERGING GENERATION FUND, LP

Ownership – 67.74%

BARINGS GLOBAL ENERGY INFRASTRUCTURE FUND I LP

Ownership – 99.24%

BARINGS GLOBAL REAL ASSETS FUND, LP

Ownership – 26.14%%%

BARINGS HOTEL OPPORTUNITY VENTURE I LP

Ownership – 50.00%

BARINGS REAL ESTATE DEBT INCOME FUND LP

Ownership – 100.00%

BARINGS REAL ESTATE EUROPEAN VALUE ADD I SCSP

Ownership – 49.00%

BARINGS SMALL BUSINESS FUND, L.P.

Ownership – 33.60%

BARINGS-MM REVOLVER FUND LP

Ownership – 86.00%

BUDAPESTER STRASSE LLC

Ownership – 100.00%

CALGARY RAILWAY HOLDING LLC

Ownership – 90.00%

CORNBROOK PRS HOLDINGS LLC

Ownership – 100.00%

CORNERSTONE FORT PIERCE DEVELOPMENT, LLC

Ownership – 90.00%

CORNERSTONE PERMANENT MORTGAGE FUND II LLC

Ownership – 100.00%

CORNERSTONE PERMANENT MORTGAGE FUND III LLC

Ownership – 100.00%

CORNERSTONE PERMANENT MORTGAGE FUND IV LLC

Ownership – 100.00%

CORNERSTONE PERMANENT MORTGAGE FUND LLC

Ownership – 100.00%

CRA AIRCRAFT HOLDING LLC

Ownership – 40.00%

CREA MADISON MEMBER, LLC

Ownership – 100.00%

RIDGE APARTMENTS, LLC

Ownership – 100.00%

CREA/PPC VENTURE, LLC

Ownership – 100.00%

CREA/WINDSTAR DUBLIN PLEASANTON, LLC

Ownership – 92.00%

E2E AFFORDABLE HOUSING DEBT FUND LLC

Ownership – 100%

EIP HOLDINGS I, LLC

Ownership – 28.96%

EURO REAL ESTATE HOLDINGS LLC

Ownership – 100.00%

FAN PIER DEVELOPMENT LLC

Ownership – 90.00%

GIA EU HOLDINGS LLC

Ownership – 100.00%

LANDMARK MANCHESTER HOLDINGS LLC

Ownership – 100.00%

LONDON OFFICE JV HOLDINGS LLC

Ownership – 100.00%

MIAMI DOUGLAS ONE GP LLC

Ownership – 100.00%

MIAMI DOUGLAS THREE MM, LLC

Ownership – 100.00%

MIAMI DOUGLAS TWO GP LLC

Ownership – 100.00%

MIAMI DOUGLAS TWO LP

Ownership – 89.99%

MM 1400 E 4TH STREET MEMBER LLC

Ownership – 100.00%

MM BIG PENINSULA CO-INVEST MEMBER LLC

Ownership – 27.20%

BROOKHAVEN MEMBER LLC

Ownership – 100.00%

MM DEBT PARTICIPATIONS LLC

Ownership – 100.00%

MM EAST SOUTH CROSSING MEMBER LLC

Ownership – 100.00%

MM HORIZON SAVANNAH MEMBER LLC

Ownership – 100.00%

MM KANNAPOLIS INDUSTRIAL MEMBER LLC

Ownership – 100.00%

MM MD1 STATION MEMBER LLC

Ownership – 100.00%

MM MD2 STATION MEMBER LLC

Ownership – 100.00%

MM NATIONAL SELF-STORAGE PROGRAM MEMBER LLC

Ownership – 100.00%

MM REED DISTRICT LANDCO MEMBER LLC

Ownership – 100.00%

MM SUBLINE BORROWER LLC

Ownership – 100.00%

ONE HARBOR SHORE LLC

Ownership – 95.00%

PACO FRANCE LOGISTICS LLC

Ownership – 100.00%

PORTLAND 400 SIXTH MANAGER LLC

Ownership – 100.00%

RED LAKE VENTURES, LLC

Ownership – 31.52%

RIVERWALK MM MEMBER, LLC

Ownership – 100.00%

SAWGRASS VILLAGE SHOPPING CENTER LLC

Ownership – 84.21%

SBNP SIA II LLC

Ownership – 99.00%

SBNP SIA III LLC

Ownership – 99.00%

STOA HOLDING LLC

Ownership – 100.00%

TEN FAN PIER BOULEVARD LLC

Ownership – 100.00%

THREE PW OFFICE HOLDING LLC

Ownership – 95.00%

TRAILSIDE MM MEMBER II LLC

Ownership – 100.00%

TRAILSIDE MM MEMBER LLC

Ownership – 100.00%

TWENTY TWO LIBERTY LLC

Ownership – 65.00%

UNNA, DORTMUND HOLDING LLC

Ownership – 100.00%

VALIDUS HOLDING COMPANY LLC

Ownership – 40.44%

WASHINGTON GATEWAY APARTMENTS VENTURE LLC

Ownership – 95.80%

WASHINGTON GATEWAY THREE LLC

Ownership – 95.00%

WASHINGTON GATEWAY TWO LLC

Ownership – 95.00%

WEST 37TH STREET HOTEL LLC

Ownership – 93.75%

WEST 46TH STREET HOTEL LLC

Ownership – 100.00%

The following are collateralized loan obligation vehicles of Apex Credit Holdings LLC.

JFIN CLO 2012 LTD.

A Cayman Islands collateralized loan obligation vehicle senior secured term loans.  Apex Credit Holdings LLC owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2013 LTD.

A Cayman Islands collateralized loan obligation vehicle senior secured term loans.  Apex Credit Holdings LLC owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2014 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  Apex Credit Holdings LLC owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2014-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  Apex Credit Holdings LLC owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2015 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  The CLO is managed by Apex Credit Partners LLC, with Apex Credit Holdings LLC owning 100% of the subordinated notes of the CLO.

JFIN CLO 2015-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. Apex Credit Holdings LLC owns 85% of this company.

JFIN CLO 2016 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. The CLO is managed by Apex Credit Partners LLC, with Apex Credit Holdings LLC owning 100% of the subordinated notes of the CLO.

JFIN CLO 2017 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. The CLO is managed by Apex Credit Partners LLC, with Apex Credit Holdings LLC owning 100% of the subordinated notes of the CLO.

JFIN CLO 2017-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. The CLO is managed by Apex Credit Partners LLC, with Apex Credit Holdings LLC owning 100% of the subordinated notes of the CLO.

The following are collateralized loan obligation vehicles of Jefferies Finance LLC.

JFIN REVOLVER CLO 2017 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans.  Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLER CLO 2017-II Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans.  Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER 2017-III Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans.  Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2018 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans.  The CLO is managed by Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2019 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans.  Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2019-II LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans.  Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2020 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans.  Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN Revolver CLO 2021-II Ltd.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN Revolver CLO 2021-V Ltd.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-II LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%

JFIN REVOLVER CLO 2022-III LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-IV LLC

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-IV LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUND, L.P.

A Delaware limited partnership formed to hold investments in revolving credit loans originated by Jefferies Finance LLC. MassMutual ownership is 57.95%

JFIN REVOLVER FUNDING 2021 LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUNDING 2021-III LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUNDING 2021-IV LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUNDING 2022-I LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER SPE4 2022 LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER SPE4 2022 LLC

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

The following are portfolio companies in which JFIN Parent, together with its subsidiaries, own at least 25% of the equity interests. The ownership percentage is indicated.

CUSTOM ECOLOGY HOLDCO, LLC

50% owned by JFIN Parent LLC

TOMORROW PARENT, LLC

42.40% owned by JFIN Parent LLC

FORMA BRANDS, LLC

65.28% owned by JFIN Parent LLC

The following are investment-related special purpose entities of Baring Asset Management Limited.

BARINGS CORE FUND FEEDER I GP S.À.R.L.

Luxembourg – No number available

This company is wholly owned by Baring Asset Management Limited.

BARINGS EUROPEAN DIRECT LENDING 1GP LLP

England & Wales – OC398370

A limited liability partnership organized under the laws of England and Wales.

(99.9% owned by Barings Global Advisors Limited and 0.1% owned by Barings Asset Management Limited.)

BARINGS GPC GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Global Credit Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS INVESTMENT FUND (LUX) GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS UMBRELLA FUND (LUX) GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

PREIF HOLDINGS LIMITED PARTNERSHIP

United Kingdom – No number available

This company is wholly owned by Baring Asset Management Limited.

The following is an investment-related special purpose entity of Baring Fund Managers Limited.

BCGSS 2 GP LLP

England & Wales – OC394864

This entity is 99.9% owned by Baring Fund Managers Limited and 0.1% owned by Barings Asset Management Limited.

MassMutual or its subsidiaries own a significant minority stake in the companies listed below.

AMHERST LONG TERM OWNER HOLDINGS, LLC

Delaware, U.S.A – 4439028

MassMutual’s interest is 24.5%

CRANE VENTURE PARTNERS LLP

United Kingdom – No number available.

MassMutual Ventures Holding LLC’s interest is 33%

LOW CARBON ENERGY HOLDING

United Kingdom – No number available at this time.

MassMutual’s interest is 49%

ENROLL CONFIDENTLY, INC.

Delaware – 7051382

MassMutual’s interest is 25%

MARTELLO RE LIMITED

Bermuda – No number available at this time.

MassMutual’s interest is 27.45%

MASSMUTUAL ASIA LIMITED (SPV)

Hong Kong – 2768716

This entity’s sole purpose is to hold intellectual property rights in the name MassMutual Asia following the sale of MassMutual Asia Limited. MassMutual International LLC’s ownership interest is 100%.

ROTHESAY LIMITED (FORMERLY KNOWN AS ROTHESAY HOLDCO UK LIMITED)

England & Wales – 08668809.

MM Rothesay Holdco LLC’s interest is 48.9%.

YUNFENG FINANCIAL GROUP LIMITED

Hong Kong – No number available.

MassMutual International LLC’s ownership interest is 24.9%.

MassMutual has a 48.9% ownership interest in Rothesay Limited (through MM Rothesay Holdco US LLC). The following companies are affiliated with Rothesay Limited.

LT MORTGAGE FINANCING LIMITED

England & Wales – 09444756

ROTHESAY ASSET MANAGEMENT AUSTRALIA PTY LTD

New South Wales, Australia

ROTHESAY ASSET MANAGEMENT UK LIMITED

England & Wales – 10985333

ROTHESAY ASSET MANAGEMENT NORTH AMERICA LLC

Delaware, U.S.A. – 6570152

ROTHESAY FOUNDATION

England & Wales – 12263987

ROTHESAY LIFE PLC

England & Wales – 06127279

ROTHESAY MA NO. 1 LIMITED

England & Wales – 11641166

ROTHESAY MA NO. 3 LIMITED

England & Wales – 12300383

ROTHESAY MA NO. 4 LIMITED

England & Wales – 12300511

ROTHESAY MORTGAGES LIMITED

England & Wales - 11877651

ROTHESAY PENSIONS MANAGEMENT LIMITED

England & Wales – 06195160

ROTHESAY PROPERTY PARTNERSHIP 1 LLP

England & Wales – OC436469

II.	REGISTERED INVESTMENT COMPANY AFFILIATES: Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.
a.	MassMutual Select Funds, a Massachusetts business trust that operates as a management investment company.
b.	MassMutual Premier Funds, a Massachusetts business trust that operates as a management investment company.
c.	MassMutual Advantage Funds, a Massachusetts business trust that operates as a management investment company.
d.	MML Series Investment Fund, a Massachusetts business trust that operates as a management investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.
e.	MML Series Investment Fund II, a Massachusetts business trust that operates as a management investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.
f.	MassMutual Access Pine Point Fund, a Delaware statutory trust that operates as a management investment company.

g.	Barings Participation Investors, a Massachusetts business trust which operates as a closed-end investment company.
h.	Barings Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company.
i.	Barings Global Short Duration High Yield Fund, a Massachusetts business trust which operates as a closed-end investment company.
j.	Barings BDC, Inc., a Maryland publicly-traded, externally managed business development company.

Item 30.       Indemnification

MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

Item 31.         Principal Underwriters

(a)

MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.
MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II.

(b)	MMLIS and MSD are the principal underwriters for this Contract. The following people are officers and directors of MMLIS and officers and directors of MSD:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address
John Vaccaro	Director, Chief Executive Officer, Chairman of the Board, and Agency Field Force Supervisor	(*)
Vaughn Bowman	Director and President	(*)
Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110
Paul LaPiana	Director	(*)
Sean Newth	Director	(*)
David Mink	Vice President and Chief Operations Officer	11215 North Community House Rd. Charlotte, NC 28277
Frank Rispoli	Chief Financial Officer and Treasurer	(*)
Edward K. Duch, III	Chief Legal Officer, Vice President, and Secretary	(*)
Courtney Reid	Chief Compliance Officer	(*)
James P. Puhala	Deputy Chief Compliance Officer	(*)
Michael Gilliland	Deputy Chief Compliance Officer	(*)
Thomas Bauer	Chief Technology Officer	(*)
Anthony Frogameni	Chief Privacy Officer	(*)
Linda Bestepe	Vice President	(*)
Daken Vanderburg	Vice President	(*)
Brian Foley	Vice President	(*)

Name	Positions and Offices	Principal Business Address
James Langham	Vice President	(*)
Mary B. Wilkinson	Vice President	11215 North Community House Rd. Charlotte, NC 28277
David Holtzer	Field Risk Officer	11215 North Community House Rd. Charlotte, NC 28277
Amy Francella	Assistant Secretary	(*)
Alyssa O’Connor	Assistant Secretary	(*)
Pablo Cabrera	Assistant Treasurer	(*)
Jeffrey Sajdak	Assistant Treasurer	(*)
Julieta Sinisgalli	Assistant Treasurer	(*)
Kevin Lacomb	Assistant Treasurer	(*)
Tricia Cohen	Continuing Education Officer	(*)
Mario Morton	Registration Manager	(*)
Kelly Pirrotta	AML Compliance Officer	(*)
John Rogan	Regional Vice President	(*)
Michelle Pedigo	Regional Vice President	(*)
(*)	1295 State Street, Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address
Dominic Blue	Director and Chairman of the Board	(*)
Matthew DiGangi	Director and Chief Executive Officer and President	(*)
Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110
Sean Newth	Director	(*)
Frank Rispoli	Chief Financial Officer and Treasurer	(*)
Edward K. Duch, III	Chief Legal Officer, Vice President, and Secretary	(*)
James P. Puhala	Vice President and Chief Compliance Officer	(*)
Vincent Baggetta	Chief Risk Officer	(*)
Paul LaPiana	Vice President	(*)
Lisa Todd	Vice President	(*)
Delphine Soucie	Vice President	(*)
Alyssa O’Connor	Assistant Secretary	(*)
Pablo Cabrera	Assistant Treasurer	(*)
Jeffrey Sajdak	Assistant Treasurer	(*)
Julieta Sinisgalli	Assistant Treasurer	(*)
Mario Morton	Registration Manager	(*)
Kelly Pirrotta	AML Compliance Officer	(*)
(*)	1295 State Street, Springfield, MA 01111-0001

(c)

Compensation From the Registrant
For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 32.        Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0001.

Item  33.        Management Services

Not Applicable.

Item 34.        Fee Representation

REPRESENTATION UNDER SECTION 26(f)(2)(A) OF
THE INVESTMENT COMPANY ACT OF 1940

Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the MassMutual EnvisionSM (“Envision”) contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and the State of North Carolina on this 27th day of November 2023.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4
(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By	ROGER W. CRANDALL* Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
ROGER W. CRANDALL * Roger W. Crandall	Director and Chief Executive Officer (principal executive officer)	November 27, 2023
ELIZABETH A. WARD * Elizabeth A. Ward	Chief Financial Officer (principal financial officer)	November 27, 2023
SEAN NEWTH * Sean Newth	Corporate Controller (principal accounting officer)	November 27, 2023
MARK T. BERTOLINI * Mark T. Bertolini	Director	November 27, 2023
KATHLEEN A. CORBET * Kathleen A. Corbet	Director	November 27, 2023
JAMES H. DEGRAFFENREIDT, JR. * James H. DeGraffenreidt, Jr.	Director	November 27, 2023

Signature	Title	Date
ISABELLA D. GOREN * Isabella D. Goren	Director	November 27, 2023
BERNARD A. HARRIS, JR. * Bernard A. Harris, Jr.	Director	November 27, 2023
MICHELLE K. LEE * Michelle K. Lee	Director	November 27, 2023
JEFFREY M. LEIDEN * Jeffrey M. Leiden	Director	November 27, 2023
LAURA J. SEN * Laura J. Sen	Director	November 27, 2023
WILLIAM T. SPITZ * William T. Spitz	Director	November 27, 2023
H. TODD STITZER * H. Todd Stitzer	Director	November 27, 2023
/s/ GARY F. MURTAGH * Gary F. Murtagh Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Item No.	Exhibit
Item 27.	Exhibit (l)	i.	Auditor Consents • Company Financial Statements • Separate Account Financial Statements